UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07822

AMERICAN CENTURY INVESTMENT TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	09-30-2014

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014

Core Plus Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended September 30, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Mostly Positive Period for U.S. Government Bonds and Large-Cap Stocks, With Defensive Undertones

After experiencing a harsh U.S. winter, weaker-than-expected global economic conditions, and geopolitical turmoil in many regions, it’s not surprising that investors displayed defensive tendencies during this reporting period. The U.S. dollar, the U.S. Treasury market, and large-cap U.S. stocks benefited from “flight to quality” capital flows during 2014 as negative headlines emanated from some key emerging markets and the European economy. The 30-year U.S. Treasury bond was one of the top performers for the period, returning 8.74%, according to Barclays, on strong demand from institutions and non-U.S. investors, attracted by its relatively high yield compared with similar “safe haven” sovereign bond yields in other developed countries.

The S&P 500 Index advanced 6.42%, leading most other U.S. and non-U.S. equity indices. Large-cap U.S. growth stocks generally outperformed large-cap U.S. value, but both advanced, as well as relatively more defensive, more yield-oriented U.S. stock sectors such as utilities and REITs (real estate investment trusts). By contrast, small-cap stocks in the U.S. and non-U.S. developed country stocks across all capitalizations generally retreated. The Russell 2000 Index and the MSCI EAFE Index posted negative returns of -5.46% and -2.03%, respectively, in U.S. dollar terms, the latter affected in part by non-U.S. currency weakness compared with the dollar.

Global economic and geopolitical uncertainties could continue to support the relative appeal of the U.S. dollar and other U.S assets in coming months. But the anticipated end of the U.S. Federal Reserve’s monthly bond-buying program and the still-looming possibility of higher interest rates in 2015 point to potential U.S. market volatility ahead. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of September 30, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Investor Class	ACCNX	2.38%	4.51%	4.48%	5.59%	11/30/06
Barclays U.S. Aggregate Bond Index	—	2.21%	3.96%	4.12%	4.83%	—
Institutional Class	ACCUX	2.39%	4.62%	4.69%	5.79%	11/30/06
A Class	ACCQX					11/30/06
No sales charge*		2.25%	4.25%	4.24%	5.33%
With sales charge*		-2.38%	-0.47%	3.28%	4.71%
C Class	ACCKX					11/30/06
No sales charge*		1.77%	3.38%	3.45%	4.53%
With sales charge*		0.77%	3.38%	3.45%	4.53%
R Class	ACCPX	2.03%	3.90%	3.96%	5.05%	11/30/06

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.65%	0.45%	0.90%	1.65%	1.15%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

SEPTEMBER 30, 2014
Portfolio at a Glance
Average Duration (effective)	5.1 years
Weighted Average Life	7.3 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	37.9%
U.S. Government Agency Mortgage-Backed Securities	30.5%
Collateralized Mortgage Obligations	9.9%
Sovereign Governments and Agencies	9.8%
Commercial Mortgage-Backed Securities	7.4%
U.S. Treasury Securities	3.2%
Municipal Securities	2.9%
Asset-Backed Securities	2.2%
Temporary Cash Investments	1.9%
Other Assets and Liabilities	(5.7)%*
*Amount relates primarily to payable for investments purchased, but not settled, at period end.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2014 to September 30, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 4/1/14	Ending Account Value 9/30/14	Expenses Paid During Period(1)4/1/14 - 9/30/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,023.80	$3.30	0.65%
Institutional Class	$1,000	$1,023.90	$2.28	0.45%
A Class	$1,000	$1,022.50	$4.56	0.90%
C Class	$1,000	$1,017.70	$8.35	1.65%
R Class	$1,000	$1,020.30	$5.82	1.15%
Hypothetical
Investor Class	$1,000	$1,021.81	$3.29	0.65%
Institutional Class	$1,000	$1,022.81	$2.28	0.45%
A Class	$1,000	$1,020.56	$4.56	0.90%
C Class	$1,000	$1,016.80	$8.34	1.65%
R Class	$1,000	$1,019.30	$5.82	1.15%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

SEPTEMBER 30, 2014 (UNAUDITED)

		Principal Amount	Value
CORPORATE BONDS — 37.9%
Aerospace and Defense — 0.3%
L-3 Communications Corp., 4.75%, 7/15/20		$200,000	$216,281
Lockheed Martin Corp., 7.65%, 5/1/16		50,000	55,487
United Technologies Corp., 6.05%, 6/1/36		95,000	120,002
United Technologies Corp., 5.70%, 4/15/40		60,000	73,270
			465,040
Automobiles — 0.4%
Daimler Finance North America LLC, 2.625%, 9/15/16(1)		80,000	82,375
Ford Motor Co., 4.75%, 1/15/43		50,000	50,236
Ford Motor Credit Co. LLC, 8.125%, 1/15/20		100,000	125,094
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		270,000	310,961
			568,666
Banks — 4.5%
Bank of America Corp., 6.50%, 8/1/16		60,000	65,511
Bank of America Corp., 5.75%, 12/1/17		230,000	256,128
Bank of America Corp., 5.625%, 7/1/20		350,000	396,198
Bank of America N.A., 5.30%, 3/15/17		300,000	325,233
Bank of America N.A., 6.00%, 10/15/36		250,000	302,102
Barclays Bank plc, MTN, VRN, 6.75%, 1/16/18	GBP	200,000	355,317
BB&T Corp., MTN, 3.20%, 3/15/16		$55,000	56,879
Capital One Financial Corp., 1.00%, 11/6/15		100,000	100,302
Citigroup, Inc., 5.50%, 2/15/17		170,000	184,398
Citigroup, Inc., 1.75%, 5/1/18		350,000	345,464
Citigroup, Inc., 4.05%, 7/30/22		80,000	81,181
Citigroup, Inc., 3.75%, 6/16/24		100,000	99,761
Citigroup, Inc., 6.00%, 10/31/33		100,000	112,276
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/9/22		250,000	251,559
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 3.75%, 11/9/20	EUR	100,000	140,141
Corpbanca SA, 3.875%, 9/22/19(1)		$300,000	302,184
Fifth Third Bancorp, 4.30%, 1/16/24		80,000	82,520
HBOS plc, MTN, 6.75%, 5/21/18(1)		100,000	113,318
HSBC Bank plc, MTN, 6.50%, 7/7/23	GBP	100,000	191,271
HSBC Holdings plc, 4.00%, 3/30/22		$60,000	63,260
HSBC Holdings plc, MTN, 6.00%, 6/10/19	EUR	200,000	305,786
ING Bank NV, 2.00%, 9/25/15(1)		$200,000	202,604
JPMorgan Chase & Co., 6.00%, 1/15/18		210,000	236,501
JPMorgan Chase & Co., 4.625%, 5/10/21		230,000	250,457
PNC Funding Corp., 4.375%, 8/11/20		50,000	54,593
Regions Bank, 7.50%, 5/15/18		250,000	291,986
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		150,000	159,059

7

		Principal Amount	Value
Standard Chartered plc, MTN, 3.625%, 11/23/22	EUR	200,000	$270,924
SunTrust Banks, Inc., 3.60%, 4/15/16		$33,000	34,359
U.S. Bancorp, 3.44%, 2/1/16		90,000	93,002
U.S. Bancorp, MTN, 2.95%, 7/15/22		70,000	68,051
Wells Fargo & Co., 5.625%, 12/11/17		100,000	112,011
Wells Fargo & Co., MTN, 4.60%, 4/1/21		130,000	142,680
			6,047,016
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20		200,000	225,952
Pernod-Ricard SA, 2.95%, 1/15/17(1)		190,000	195,988
			421,940
Biotechnology — 0.4%
Amgen, Inc., 5.85%, 6/1/17		90,000	100,321
Amgen, Inc., 4.10%, 6/15/21		120,000	127,622
Amgen, Inc., 5.375%, 5/15/43		120,000	131,186
Celgene Corp., 3.25%, 8/15/22		100,000	99,522
Gilead Sciences, Inc., 4.40%, 12/1/21		100,000	108,880
			567,531
Capital Markets — 0.5%
Ameriprise Financial, Inc., 5.30%, 3/15/20		100,000	113,429
Ameriprise Financial, Inc., 4.00%, 10/15/23		100,000	104,322
Jefferies Group, Inc., 5.125%, 4/13/18		80,000	87,289
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	200,000	406,166
			711,206
Chemicals — 0.8%
Ashland, Inc., 3.00%, 3/15/16		$280,000	281,400
Ecolab, Inc., 4.35%, 12/8/21		170,000	184,501
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18		275,000	280,844
LyondellBasell Industries NV, 5.00%, 4/15/19		200,000	221,049
Mosaic Co. (The), 4.25%, 11/15/23		80,000	83,444
			1,051,238
Commercial Services and Supplies — 0.5%
Covanta Holding Corp., 5.875%, 3/1/24		250,000	251,250
Pitney Bowes, Inc., 4.625%, 3/15/24		100,000	101,582
Republic Services, Inc., 3.55%, 6/1/22		190,000	193,455
Waste Management, Inc., 4.75%, 6/30/20		70,000	77,316
			623,603
Communications Equipment — 0.5%
Apple, Inc., 2.85%, 5/6/21		90,000	90,351
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17		190,000	192,372
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23		160,000	157,707
Crown Castle International Corp., 5.25%, 1/15/23		200,000	199,000
			639,430

8

		Principal Amount	Value
Construction Materials — 0.3%
Covanta Holding Corp., 7.25%, 12/1/20		$200,000	$214,000
Owens Corning, 4.20%, 12/15/22		140,000	142,758
			356,758
Consumer Finance — 0.7%
CIT Group, Inc., 5.00%, 5/15/17		300,000	308,250
Equifax, Inc., 3.30%, 12/15/22		170,000	167,599
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20		260,000	266,419
PNC Bank N.A., 6.00%, 12/7/17		200,000	226,198
			968,466
Containers and Packaging — 0.3%
Ball Corp., 6.75%, 9/15/20		150,000	157,875
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		163,000	154,850
Rock-Tenn Co., 3.50%, 3/1/20		100,000	101,818
			414,543
Diversified Consumer Services — 0.2%
Catholic Health Initiatives, 1.60%, 11/1/17		50,000	50,261
Catholic Health Initiatives, 2.95%, 11/1/22		100,000	97,263
Johns Hopkins University, 4.08%, 7/1/53		55,000	55,038
			202,562
Diversified Financial Services — 2.9%
Ally Financial, Inc., 8.30%, 2/12/15		270,000	276,075
BNP Paribas SA, VRN, 5.95%, 4/19/16	GBP	100,000	166,534
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	200,000	405,358
Deutsche Bank AG, VRN, 4.30%, 5/24/23		$200,000	191,268
General Electric Capital Corp., MTN, 5.625%, 9/15/17		50,000	55,912
General Electric Capital Corp., MTN, 4.65%, 10/17/21		250,000	275,844
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		310,000	317,762
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		230,000	262,004
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		100,000	100,864
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		160,000	190,646
Morgan Stanley, 5.00%, 11/24/25		260,000	272,344
Morgan Stanley, MTN, 5.625%, 9/23/19		460,000	518,376
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	200,000	314,300
UBS AG, 7.625%, 8/17/22		$400,000	465,509
			3,812,796
Diversified Telecommunication Services — 2.0%
AT&T, Inc., 3.875%, 8/15/21		180,000	188,983
AT&T, Inc., 2.625%, 12/1/22		70,000	66,357
AT&T, Inc., 6.55%, 2/15/39		70,000	88,080
AT&T, Inc., 4.30%, 12/15/42		60,000	55,047
CenturyLink, Inc., Series Q, 6.15%, 9/15/19		100,000	107,500
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(1)		110,000	112,046
Deutsche Telekom International Finance BV, 6.75%, 8/20/18		200,000	233,753
Orange SA, 4.125%, 9/14/21		100,000	105,715

9

	Principal Amount	Value
Telecom Italia Capital SA, 7.00%, 6/4/18	$30,000	$33,900
Telecom Italia Capital SA, 6.00%, 9/30/34	70,000	68,863
Telefonica Emisiones SAU, 5.46%, 2/16/21	100,000	111,539
Verizon Communications, Inc., 5.15%, 9/15/23	240,000	265,646
Verizon Communications, Inc., 5.05%, 3/15/34	350,000	371,526
Verizon Communications, Inc., 4.75%, 11/1/41	60,000	60,371
Verizon Communications, Inc., 6.55%, 9/15/43	79,000	98,845
Verizon Communications, Inc., 4.86%, 8/21/46(1)	150,000	150,790
Verizon Communications, Inc., 5.01%, 8/21/54(1)	77,000	77,700
Virgin Media Finance plc, 8.375%, 10/15/19	134,000	140,298
Windstream Corp., 7.875%, 11/1/17	275,000	306,281
		2,643,240
Electric Utilities†
AES Corp. (The), 8.00%, 10/15/17	2,000	2,250
Electrical Equipment†
Belden, Inc., 5.25%, 7/15/24(1)	50,000	48,125
Electronic Equipment, Instruments and Components — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	170,000	187,850
Energy Equipment and Services — 0.3%
Ensco plc, 3.25%, 3/15/16	70,000	72,126
Ensco plc, 4.70%, 3/15/21	130,000	136,717
Transocean, Inc., 5.05%, 12/15/16	50,000	53,319
Transocean, Inc., 6.50%, 11/15/20	80,000	85,134
Transocean, Inc., 6.375%, 12/15/21	60,000	63,927
		411,223
Food and Staples Retailing — 0.3%
Delhaize Group SA, 4.125%, 4/10/19	100,000	105,387
Dollar General Corp., 4.125%, 7/15/17	100,000	104,516
Kroger Co. (The), 6.40%, 8/15/17	100,000	113,120
Wal-Mart Stores, Inc., 4.30%, 4/22/44	50,000	50,588
		373,611
Food Products — 0.3%
Kraft Foods Group, Inc., 5.00%, 6/4/42	110,000	115,438
Mondelez International, Inc., 6.50%, 2/9/40	63,000	79,263
Tyson Foods, Inc., 6.60%, 4/1/16	100,000	108,232
Tyson Foods, Inc., 4.50%, 6/15/22	70,000	74,323
		377,256
Gas Utilities — 2.5%
Access Midstream Partners LP / ACMP Finance Corp., 5.875%, 4/15/21	300,000	318,000
El Paso Corp., 7.25%, 6/1/18	120,000	136,200
El Paso Pipeline Partners Operating Co. LLC, 4.10%, 11/15/15	200,000	206,748
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	160,000	183,953
Enbridge Energy Partners LP, 6.50%, 4/15/18	60,000	68,728
Enbridge Energy Partners LP, 5.20%, 3/15/20	70,000	77,957
Enbridge, Inc., 4.50%, 6/10/44	60,000	58,657

10

	Principal Amount	Value
Energy Transfer Equity LP, 7.50%, 10/15/20	$180,000	$202,050
Energy Transfer Partners LP, 3.60%, 2/1/23	40,000	39,015
Energy Transfer Partners LP, 6.50%, 2/1/42	140,000	159,953
Enterprise Products Operating LLC, 5.10%, 2/15/45	70,000	74,126
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	100,000	113,084
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	60,000	66,123
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	100,000	99,465
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	130,000	145,434
Magellan Midstream Partners LP, 6.55%, 7/15/19	170,000	199,996
Magellan Midstream Partners LP, 5.15%, 10/15/43	30,000	32,560
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	200,000	212,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.50%, 8/15/21	100,000	106,000
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	160,000	163,083
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	230,000	223,532
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	120,000	115,500
Williams Cos., Inc. (The), 3.70%, 1/15/23	40,000	37,861
Williams Cos., Inc. (The), 5.75%, 6/24/44	50,000	49,300
Williams Partners LP, 4.125%, 11/15/20	280,000	293,617
		3,382,942
Health Care Equipment and Supplies — 0.2%
Biomet, Inc., 6.50%, 8/1/20	100,000	106,250
Mallinckrodt International Finance SA, 3.50%, 4/15/18	150,000	145,875
		252,125
Health Care Providers and Services — 1.3%
Aetna, Inc., 2.75%, 11/15/22	60,000	57,504
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	302,000	311,060
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	280,000	291,200
DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	200,000	196,875
Express Scripts Holding Co., 2.65%, 2/15/17	100,000	102,896
Express Scripts Holding Co., 7.25%, 6/15/19	100,000	120,937
HCA, Inc., 3.75%, 3/15/19	160,000	156,800
HCA, Inc., 7.69%, 6/15/25	50,000	55,250
NYU Hospitals Center, 4.43%, 7/1/42	100,000	97,021
Tenet Healthcare Corp., 6.25%, 11/1/18	280,000	298,550
UnitedHealth Group, Inc., 4.25%, 3/15/43	100,000	98,068
		1,786,161
Hotels, Restaurants and Leisure — 0.2%
Pinnacle Entertainment, Inc., 8.75%, 5/15/20	50,000	53,125
Wyndham Worldwide Corp., 2.95%, 3/1/17	150,000	154,171
		207,296
Household Durables — 1.0%
D.R. Horton, Inc., 3.625%, 2/15/18	280,000	278,250
Lennar Corp., 4.75%, 12/15/17	300,000	310,125
MDC Holdings, Inc., 5.50%, 1/15/24	200,000	198,069

11

	Principal Amount	Value
Toll Brothers Finance Corp., 4.00%, 12/31/18	$250,000	$250,313
Toll Brothers Finance Corp., 6.75%, 11/1/19	90,000	101,025
Weyerhaeuser Real Estate Co., 5.875%, 6/15/24(1)	200,000	199,750
		1,337,532
Household Products — 0.3%
Jarden Corp., 6.125%, 11/15/22	150,000	156,000
Spectrum Brands, Inc., 6.75%, 3/15/20	250,000	261,250
		417,250
Industrial Conglomerates — 0.3%
Bombardier, Inc., 7.50%, 3/15/18(1)	265,000	290,837
General Electric Co., 4.125%, 10/9/42	100,000	99,766
		390,603
Insurance — 1.6%
Allstate Corp. (The), VRN, 5.75%, 8/15/23	120,000	128,025
American International Group, Inc., VRN, 8.18%, 5/15/38	60,000	81,150
Berkshire Hathaway, Inc., 4.50%, 2/11/43	40,000	40,779
Genworth Holdings, Inc., 7.20%, 2/15/21	50,000	58,976
Hartford Financial Services Group, Inc., 5.50%, 10/15/16	110,000	119,523
Hartford Financial Services Group, Inc., 5.95%, 10/15/36	60,000	72,994
International Lease Finance Corp., 8.75%, 3/15/17	50,000	55,875
Liberty Mutual Group, Inc., 4.95%, 5/1/22(1)	110,000	118,640
Lincoln National Corp., 6.25%, 2/15/20	160,000	186,971
Markel Corp., 4.90%, 7/1/22	212,000	231,382
Markel Corp., 3.625%, 3/30/23	50,000	49,804
MetLife, Inc., 1.76%, 12/15/17	110,000	110,754
MetLife, Inc., 4.125%, 8/13/42	110,000	104,586
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	110,000	124,688
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	45,000	51,910
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	90,000	103,024
Voya Financial, Inc., 5.50%, 7/15/22	150,000	169,414
Voya Financial, Inc., 5.70%, 7/15/43	90,000	102,112
Voya Financial, Inc., VRN, 5.65%, 5/15/23	100,000	101,000
WR Berkley Corp., 4.625%, 3/15/22	100,000	107,122
		2,118,729
Internet Software and Services — 0.1%
Netflix, Inc., 5.375%, 2/1/21	90,000	92,250
IT Services — 0.2%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	140,000	147,713
Xerox Corp., 2.95%, 3/15/17	90,000	93,213
		240,926
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	50,000	51,578
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	60,000	62,259
		113,837
Machinery — 0.2%
Oshkosh Corp., 5.375%, 3/1/22	250,000	252,500

12

	Principal Amount	Value
Media — 2.1%
21st Century Fox America, Inc., 6.90%, 8/15/39	$220,000	$283,622
CBS Corp., 4.85%, 7/1/42	90,000	88,855
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	100,000	98,250
Comcast Corp., 6.40%, 5/15/38	80,000	102,388
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.45%, 4/1/24	110,000	114,947
Discovery Communications LLC, 5.625%, 8/15/19	200,000	229,550
DISH DBS Corp., 7.125%, 2/1/16	260,000	276,250
DISH DBS Corp., 4.625%, 7/15/17	110,000	112,475
Embarq Corp., 8.00%, 6/1/36	60,000	65,004
Gannett Co., Inc., 5.125%, 7/15/20	130,000	130,975
NBCUniversal Media LLC, 5.15%, 4/30/20	180,000	204,668
NBCUniversal Media LLC, 4.375%, 4/1/21	170,000	185,491
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	100,000	99,000
Qwest Corp., 7.50%, 10/1/14	80,000	80,000
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	100,000	101,750
Time Warner Cable, Inc., 5.50%, 9/1/41	40,000	45,193
Time Warner Cable, Inc., 4.50%, 9/15/42	120,000	118,882
Time Warner, Inc., 5.375%, 10/15/41	200,000	213,236
Viacom, Inc., 4.50%, 3/1/21	140,000	151,320
Viacom, Inc., 3.125%, 6/15/22	50,000	49,143
		2,750,999
Metals and Mining — 1.2%
ArcelorMittal, 5.75%, 8/5/20	75,000	78,563
Barrick Gold Corp., 4.10%, 5/1/23	160,000	154,057
Barrick North America Finance LLC, 4.40%, 5/30/21	80,000	81,153
Barrick North America Finance LLC, 5.75%, 5/1/43	20,000	19,863
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	50,000	51,122
FMG Resources August 2006 Pty Ltd., 6.00%, 4/1/17(1)	290,000	293,081
Glencore Finance Canada Ltd., 4.95%, 11/15/21(1)	130,000	138,580
Newmont Mining Corp., 6.25%, 10/1/39	40,000	39,555
Southern Copper Corp., 5.25%, 11/8/42	70,000	66,438
Steel Dynamics, Inc., 7.625%, 3/15/20	100,000	105,500
Teck Resources Ltd., 3.15%, 1/15/17	70,000	72,221
Vale Overseas Ltd., 5.625%, 9/15/19	170,000	190,684
Vale Overseas Ltd., 4.625%, 9/15/20	240,000	253,541
Vale SA, 5.625%, 9/11/42	20,000	19,668
		1,564,026
Multi-Utilities — 2.7%
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	120,000	110,555
CMS Energy Corp., 4.25%, 9/30/15	50,000	51,674
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	110,000	104,510
Constellation Energy Group, Inc., 5.15%, 12/1/20	130,000	144,160
Consumers Energy Co., 2.85%, 5/15/22	50,000	49,934
Dominion Resources, Inc., 2.25%, 9/1/15	200,000	202,364
Dominion Resources, Inc., 6.40%, 6/15/18	120,000	138,189

13

	Principal Amount	Value
Dominion Resources, Inc., 2.75%, 9/15/22	$130,000	$126,196
Dominion Resources, Inc., VRN, 7.50%, 6/30/16	100,000	106,715
DPL, Inc., 6.50%, 10/15/16	230,000	244,375
Duke Energy Carolinas LLC, Series C, 7.00%, 11/15/18	50,000	59,617
Duke Energy Corp., 3.55%, 9/15/21	80,000	83,050
Duke Energy Florida, Inc., 6.35%, 9/15/37	70,000	93,541
Edison International, 3.75%, 9/15/17	100,000	105,944
Exelon Generation Co. LLC, 5.60%, 6/15/42	80,000	85,531
FirstEnergy Corp., 2.75%, 3/15/18	90,000	90,440
FirstEnergy Corp., 4.25%, 3/15/23	130,000	129,366
GenOn Energy, Inc., 7.875%, 6/15/17	300,000	306,750
Georgia Power Co., 4.30%, 3/15/42	70,000	70,233
Ipalco Enterprises, Inc., 5.00%, 5/1/18	100,000	105,875
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	80,000	87,618
Nisource Finance Corp., 4.45%, 12/1/21	60,000	64,505
Nisource Finance Corp., 5.65%, 2/1/45	80,000	91,287
NRG Energy, Inc., 7.625%, 1/15/18	270,000	297,675
PacifiCorp, 6.00%, 1/15/39	110,000	139,969
Progress Energy, Inc., 3.15%, 4/1/22	80,000	80,430
Public Service Company of Colorado, 4.75%, 8/15/41	30,000	33,109
Sempra Energy, 6.50%, 6/1/16	88,000	96,051
Sempra Energy, 2.875%, 10/1/22	130,000	127,048
Southern Power Co., 5.15%, 9/15/41	40,000	43,975
Xcel Energy, Inc., 4.80%, 9/15/41	60,000	66,143
		3,536,829
Multiline Retail†
Macy's Retail Holdings, Inc., 5.90%, 12/1/16	38,000	41,799
Oil, Gas and Consumable Fuels — 2.8%
Anadarko Petroleum Corp., 6.45%, 9/15/36	80,000	97,799
Apache Corp., 4.75%, 4/15/43	40,000	40,129
BP Capital Markets plc, 4.50%, 10/1/20	80,000	87,513
Chesapeake Energy Corp., 4.875%, 4/15/22	140,000	141,400
Cimarex Energy Co., 4.375%, 6/1/24	100,000	100,770
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	70,000	71,105
ConocoPhillips Holding Co., 6.95%, 4/15/29	110,000	147,255
Devon Energy Corp., 5.60%, 7/15/41	50,000	55,941
Ecopetrol SA, 4.125%, 1/16/25	40,000	38,800
Hess Corp., 6.00%, 1/15/40	40,000	47,781
Marathon Petroleum Corp., 3.50%, 3/1/16	60,000	62,088
Newfield Exploration Co., 6.875%, 2/1/20	120,000	125,700
Noble Energy, Inc., 4.15%, 12/15/21	220,000	233,640
Peabody Energy Corp., 7.375%, 11/1/16	260,000	276,900
Peabody Energy Corp., 6.00%, 11/15/18	100,000	98,500
Peabody Energy Corp., 6.50%, 9/15/20	5,000	4,700
Pemex Project Funding Master Trust, 6.625%, 6/15/35	100,000	116,550
Petro-Canada, 6.80%, 5/15/38	110,000	145,028

14

	Principal Amount	Value
Petrobras Global Finance BV, 5.625%, 5/20/43	$70,000	$62,399
Petrobras International Finance Co., 5.75%, 1/20/20	180,000	188,825
Petrobras International Finance Co., 5.375%, 1/27/21	220,000	223,278
Petroleos Mexicanos, 6.00%, 3/5/20	105,000	119,963
Petroleos Mexicanos, 4.875%, 1/24/22	50,000	53,250
Petroleos Mexicanos, 6.50%, 6/2/41	70,000	81,319
Petroleos Mexicanos, 5.50%, 6/27/44	80,000	82,049
Phillips 66, 4.30%, 4/1/22	60,000	63,815
Plains Exploration & Production Co., 6.875%, 2/15/23	58,000	65,975
Seventy Seven Operating LLC, 6.625%, 11/15/19	250,000	258,125
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20	150,000	157,500
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 8/1/21	80,000	85,200
Talisman Energy, Inc., 7.75%, 6/1/19	105,000	127,517
Whiting Petroleum Corp., 5.75%, 3/15/21	200,000	211,500
		3,672,314
Paper and Forest Products — 0.4%
Domtar Corp., 4.40%, 4/1/22	190,000	193,798
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	260,000	294,257
International Paper Co., 6.00%, 11/15/41	70,000	79,906
		567,961
Pharmaceuticals — 0.4%
Actavis, Inc., 1.875%, 10/1/17	110,000	109,140
Actavis, Inc., 3.25%, 10/1/22	60,000	57,988
Actavis, Inc., 4.625%, 10/1/42	70,000	64,203
Bristol-Myers Squibb Co., 3.25%, 8/1/42	100,000	84,068
Merck & Co., Inc., 3.60%, 9/15/42	30,000	27,382
Roche Holdings, Inc., 7.00%, 3/1/39(1)	10,000	14,038
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	200,000	211,500
		568,319
Real Estate Investment Trusts (REITs) — 1.4%
DDR Corp., 4.75%, 4/15/18	240,000	259,163
Digital Realty Trust LP, 4.50%, 7/15/15	70,000	71,401
Essex Portfolio LP, 3.625%, 8/15/22	170,000	171,987
Essex Portfolio LP, 3.375%, 1/15/23	60,000	59,211
Essex Portfolio LP, 3.25%, 5/1/23	50,000	48,504
HCP, Inc., 3.75%, 2/1/16	100,000	103,863
Health Care REIT, Inc., 2.25%, 3/15/18	70,000	70,688
Health Care REIT, Inc., 3.75%, 3/15/23	60,000	59,360
Hospitality Properties Trust, 4.65%, 3/15/24	180,000	182,799
Host Hotels & Resorts LP, 6.00%, 10/1/21	165,000	188,225
Host Hotels & Resorts LP, 3.75%, 10/15/23	100,000	99,098
Reckson Operating Partnership LP, 6.00%, 3/31/16	100,000	106,509
Senior Housing Properties Trust, 4.75%, 5/1/24	200,000	202,063
SL Green Realty Corp./SL Green Operating Partnership/Reckson Operating Partnership LP, 7.75%, 3/15/20	115,000	136,917

15

	Principal Amount	Value
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	$70,000	$71,898
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	80,000	87,237
		1,918,923
Road and Rail — 0.7%
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	100,000	107,902
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	120,000	119,725
CSX Corp., 4.25%, 6/1/21	150,000	163,042
CSX Corp., 3.70%, 11/1/23	140,000	144,594
Norfolk Southern Corp., 5.75%, 4/1/18	110,000	124,496
Norfolk Southern Corp., 3.25%, 12/1/21	130,000	132,756
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(1)	80,000	81,651
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(1)	50,000	51,217
		925,383
Semiconductors and Semiconductor Equipment — 0.2%
NXP BV / NXP Funding LLC, 3.50%, 9/15/16(1)	300,000	301,500
Software — 0.1%
Oracle Corp., 5.75%, 4/15/18	100,000	113,507
Specialty Retail — 0.7%
Hertz Corp. (The), 6.75%, 4/15/19	300,000	311,250
Home Depot, Inc. (The), 5.95%, 4/1/41	170,000	212,560
Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17	100,000	101,250
United Rentals North America, Inc., 5.75%, 7/15/18	290,000	303,775
		928,835
Technology Hardware, Storage and Peripherals — 0.6%
Dell, Inc., 2.30%, 9/10/15	295,000	297,212
Dell, Inc., 3.10%, 4/1/16	155,000	156,550
Hewlett-Packard Co., 4.30%, 6/1/21	100,000	106,307
Seagate HDD Cayman, 4.75%, 6/1/23	170,000	172,125
		732,194
Textiles, Apparel and Luxury Goods — 0.5%
Hanesbrands, Inc., 6.375%, 12/15/20	269,000	285,140
L Brands, Inc., 6.90%, 7/15/17	250,000	277,812
PVH Corp., 4.50%, 12/15/22	140,000	137,550
		700,502
Wireless Telecommunication Services — 0.5%
America Movil SAB de CV, 5.00%, 3/30/20	100,000	109,931
America Movil SAB de CV, 3.125%, 7/16/22	110,000	107,094
Sprint Communications, 6.00%, 12/1/16	285,000	300,319
Vodafone Group plc, 5.625%, 2/27/17	140,000	153,557
		670,901
TOTAL CORPORATE BONDS (Cost $49,279,162)		50,480,493

16

	Principal Amount	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 30.5%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 5.4%
FHLMC, VRN, 1.74%, 10/15/14	$199,844	$202,488
FHLMC, VRN, 1.84%, 10/15/14	434,934	442,372
FHLMC, VRN, 1.97%, 10/15/14	259,096	265,685
FHLMC, VRN, 1.98%, 10/15/14	258,627	263,594
FHLMC, VRN, 2.08%, 10/15/14	735,505	740,946
FHLMC, VRN, 2.35%, 10/15/14	568,028	566,512
FHLMC, VRN, 2.55%, 10/15/14	149,416	157,163
FHLMC, VRN, 2.87%, 10/15/14	322,594	331,120
FHLMC, VRN, 3.24%, 10/15/14	131,699	139,542
FHLMC, VRN, 3.30%, 10/15/14	356,040	374,422
FHLMC, VRN, 3.80%, 10/15/14	410,943	432,040
FHLMC, VRN, 4.08%, 10/15/14	203,916	215,369
FHLMC, VRN, 5.21%, 10/15/14	241,488	253,021
FHLMC, VRN, 5.40%, 10/15/14	108,095	114,811
FHLMC, VRN, 5.77%, 10/15/14	384,881	408,242
FHLMC, VRN, 5.94%, 10/15/14	318,899	338,355
FHLMC, VRN, 6.12%, 10/15/14	165,081	175,819
FNMA, VRN, 1.94%, 10/25/14	183,429	195,870
FNMA, VRN, 2.71%, 10/25/14	530,197	541,222
FNMA, VRN, 3.34%, 10/25/14	117,402	125,857
FNMA, VRN, 3.76%, 10/25/14	332,016	349,097
FNMA, VRN, 3.92%, 10/25/14	268,573	282,698
FNMA, VRN, 5.27%, 10/25/14	224,271	238,950
		7,155,195
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 25.1%
FHLMC, 4.50%, 6/1/21	41,093	44,002
FHLMC, 5.50%, 1/1/38	24,331	27,017
FHLMC, 5.50%, 4/1/38	131,542	146,558
FHLMC, 6.50%, 7/1/47	713	783
FNMA, 3.00%, 10/14/14(3)	1,500,000	1,478,789
FNMA, 4.00%, 10/14/14(3)	3,450,000	3,636,246
FNMA, 4.50%, 10/14/14(3)	500,000	539,531
FNMA, 5.00%, 10/14/14(3)	2,000,000	2,207,813
FNMA, 5.50%, 10/14/14(3)	1,250,000	1,392,578
FNMA, 5.00%, 7/1/20	87,972	93,779
FNMA, 6.625%, 11/15/30	1,270,000	1,807,901
FNMA, 5.00%, 7/1/31	963,836	1,075,143
FNMA, 4.50%, 10/1/33	488,014	530,528
FNMA, 5.00%, 11/1/33	994,609	1,100,872
FNMA, 6.00%, 12/1/33	628,119	709,361
FNMA, 5.50%, 4/1/34	773,865	869,096
FNMA, 5.50%, 4/1/34	251,795	282,833
FNMA, 5.00%, 8/1/34	127,076	140,639
FNMA, 5.50%, 8/1/34	266,027	298,385

17

	Principal Amount	Value
FNMA, 5.00%, 4/1/35	$637,581	$705,474
FNMA, 5.00%, 8/1/35	45,631	50,513
FNMA, 4.50%, 9/1/35	54,580	58,997
FNMA, 5.50%, 7/1/36	47,543	53,114
FNMA, 5.50%, 12/1/36	81,976	91,421
FNMA, 6.00%, 7/1/37	174,134	199,072
FNMA, 6.00%, 8/1/37	131,652	150,669
FNMA, 6.50%, 8/1/37	20,361	23,775
FNMA, 6.00%, 9/1/37	173,280	195,692
FNMA, 6.00%, 11/1/37	202,331	231,507
FNMA, 5.00%, 3/1/38	290,509	320,594
FNMA, 6.50%, 9/1/38	237,606	269,206
FNMA, 5.50%, 1/1/39	347,944	387,356
FNMA, 5.00%, 2/1/39	634,800	707,195
FNMA, 4.50%, 4/1/39	183,337	200,244
FNMA, 4.50%, 5/1/39	446,426	489,776
FNMA, 6.50%, 5/1/39	9,865	11,178
FNMA, 4.50%, 10/1/39	717,453	783,762
FNMA, 4.00%, 10/1/40	673,957	714,984
FNMA, 4.50%, 11/1/40	636,013	692,859
FNMA, 4.00%, 8/1/41	949,393	1,006,053
FNMA, 4.50%, 9/1/41	660,994	715,634
FNMA, 3.50%, 5/1/42	779,216	798,499
FNMA, 3.50%, 6/1/42	880,794	903,706
FNMA, 3.50%, 9/1/42	830,478	851,052
FNMA, 6.50%, 8/1/47	4,231	4,665
FNMA, 6.50%, 8/1/47	3,208	3,539
FNMA, 6.50%, 9/1/47	10,774	11,884
FNMA, 6.50%, 9/1/47	447	493
FNMA, 6.50%, 9/1/47	1,615	1,781
FNMA, 6.50%, 9/1/47	2,345	2,588
FNMA, 6.50%, 9/1/47	627	691
GNMA, 5.50%, 12/15/32	234,142	262,302
GNMA, 6.00%, 9/20/38	91,647	103,394
GNMA, 5.50%, 12/20/38	225,208	255,349
GNMA, 4.50%, 6/15/39	1,033,940	1,134,079
GNMA, 4.50%, 1/15/40	641,913	698,955
GNMA, 4.50%, 4/15/40	699,370	767,941
GNMA, 4.00%, 11/20/40	1,549,177	1,649,440
GNMA, 3.50%, 6/20/42	1,525,430	1,580,427
		33,471,714
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $39,936,878)		40,626,909

18

	Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 9.9%
Private Sponsor Collateralized Mortgage Obligations — 8.5%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	$148,401	$117,590
Banc of America Funding Corp., Series 2004-2, Class 3A1, 5.50%, 9/20/34	307,722	318,929
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	64,215	65,945
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	359,228	376,251
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A16, 5.625%, 3/25/37	316,826	295,781
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.65%, 10/1/14	210,338	212,002
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.37%, 10/1/14	440,997	444,954
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.18%, 10/1/14	138,192	138,199
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.21%, 10/1/14	267,504	265,570
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	287,601	304,305
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	4,567	4,477
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	22,852	22,674
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.53%, 10/1/14	49,592	49,758
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.24%, 10/1/14	217,085	217,263
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.15%, 10/1/14	236,253	232,371
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.54%, 10/1/14	312,128	273,106
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.66%, 10/1/14	396,144	400,446
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.56%, 10/1/14	209,896	212,365
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.53%, 10/1/14	729,185	715,500
JPMorgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 6.94%, 10/1/14	93,225	95,447
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.64%, 10/1/14	235,026	240,674
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class AS SEQ, 3.21%, 2/15/46	400,000	393,674
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 10/1/14	137,415	138,924
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.39%, 10/1/14	268,313	270,731
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A14, 5.25%, 1/25/34	134,055	143,464
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 2.62%, 10/1/14	180,732	181,908
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	143,974	140,215

19

		Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20		$39,403	$40,350
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36		516,018	547,980
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-11, Class A9 SEQ, 6.50%, 9/25/36		547,846	543,863
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36		134,656	135,795
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 2.61%, 10/1/14		283,357	278,151
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 4A1, VRN, 2.61%, 10/1/14		339,486	312,844
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.62%, 10/1/14		177,633	165,433
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 2.49%, 10/1/14		447,318	422,035
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.45%, 10/1/14		204,366	203,452
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 2.62%, 10/1/14		393,133	379,618
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A5, 6.00%, 7/25/37		166,924	164,483
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37		405,790	405,736
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37		501,216	511,826
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22		145,296	150,901
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37		217,022	225,229
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-2, Class 3A2, 5.25%, 3/25/37		365,927	376,900
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22		36,813	38,185
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.11%, 10/1/14		174,630	176,118
			11,351,422
U.S. Government Agency Collateralized Mortgage Obligations — 1.4%
FHLMC, Series 2684, Class FP, VRN, 0.65%, 10/15/14		179,279	180,173
FHLMC, Series 3397, Class GF, VRN, 0.65%, 10/15/14		247,778	250,152
FNMA, Series 2006-43, Class FM, VRN, 0.45%, 10/25/14		82,499	82,715
FNMA, Series 2007-36, Class FB, VRN, 0.55%, 10/25/14		392,432	395,300
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16		975,000	974,565
			1,882,905
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,986,683)			13,234,327
SOVEREIGN GOVERNMENTS AND AGENCIES — 9.8%
Belgium — 4.3%
Belgium Government Bond, 4.25%, 9/28/22	EUR	3,585,000	5,706,747
Brazil — 0.1%
Brazilian Government International Bond, 4.875%, 1/22/21		$190,000	202,920
Chile — 0.2%
Chile Government International Bond, 3.25%, 9/14/21		120,000	123,600

20

		Principal Amount	Value
Chile Government International Bond, 3.625%, 10/30/42		$100,000	$88,000
			211,600
Colombia — 0.3%
Colombia Government International Bond, 4.375%, 7/12/21		330,000	349,800
Italy — 0.1%
Italy Government International Bond, 6.875%, 9/27/23		80,000	102,889
Mexico — 0.3%
Mexico Government International Bond, 5.625%, 1/15/17		30,000	32,820
Mexico Government International Bond, MTN, 5.95%, 3/19/19		250,000	286,000
Mexico Government International Bond, MTN, 4.75%, 3/8/44		130,000	129,350
			448,170
Norway — 2.1%
Norway Government Bond, 3.75%, 5/25/21	NOK	16,000,000	2,768,214
Peru — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50		$90,000	102,150
Philippines — 0.2%
Philippine Government International Bond, 4.00%, 1/15/21		200,000	211,250
Philippine Government International Bond, 6.375%, 10/23/34		100,000	126,250
			337,500
Poland — 0.1%
Poland Government International Bond, 5.125%, 4/21/21		60,000	66,957
Poland Government International Bond, 3.00%, 3/17/23		100,000	96,938
			163,895
South Africa — 0.1%
South Africa Government International Bond, 4.67%, 1/17/24		100,000	101,250
South Korea — 0.2%
Export-Import Bank of Korea, 3.75%, 10/20/16		110,000	115,871
Korea Development Bank (The), 3.25%, 3/9/16		100,000	103,095
Korea Development Bank (The), 4.00%, 9/9/16		70,000	73,775
			292,741
Sweden — 1.5%
Sweden Government Bond, 3.50%, 6/1/22	SEK	12,000,000	1,947,788
Turkey — 0.1%
Turkey Government International Bond, 3.25%, 3/23/23		$200,000	180,750
Uruguay — 0.1%
Uruguay Government International Bond, 4.125%, 11/20/45		80,000	68,200
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $13,065,348)			12,984,614
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 7.4%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 10/1/14		200,000	208,522
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)		450,000	445,807
COMM Mortgage Trust, Series 2014-CR15, Class B, VRN, 4.87%, 10/1/14		325,000	350,325
COMM Mortgage Trust, Series 2014-UBS5, Class B, VRN, 4.51%, 10/1/14		625,000	653,058

21

	Principal Amount	Value
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 0.95%, 10/15/14(1)	$400,000	$400,630
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 10/10/14	400,000	417,172
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 10/1/14	128,974	129,233
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 10/1/14	664,000	667,848
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	642,111	648,965
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	888,451	895,602
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class B, 4.05%, 4/10/34(1)	400,000	419,195
GS Mortgage Securities Corp. Trust, Series 2012-ALOHA, Class C, VRN, 4.27%, 10/1/14(1)	300,000	311,305
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 10/10/14(1)	350,000	348,160
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 10/1/14	320,000	327,724
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class A4, 4.17%, 12/15/46	150,000	160,044
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class AS, 4.52%, 12/15/46	300,000	321,113
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, VRN, 5.18%, 10/1/14	260,000	274,808
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4, SEQ, 4.57%, 1/15/31	68,645	70,562
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 10/11/14	75,000	75,296
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	137,211	137,722
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 10/11/14	700,000	721,539
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 10/11/14	576,000	601,378
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class AS, 3.48%, 11/15/45	256,000	257,715
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	341,379	341,799
Morgan Stanley Capital I, Series 2014-CPT, Class C, VRN, 3.56%, 10/1/14(1)	325,000	328,772
VNDO Mortgage Trust, Series 2013-PENN, Class D, VRN, 4.08%, 10/1/14(1)	200,000	202,150
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	189,953	189,772
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $9,958,586)		9,906,216
U.S. TREASURY SECURITIES — 3.2%
U.S. Treasury Bonds, 3.125%, 8/15/44	1,250,000	1,230,274
U.S. Treasury Notes, 0.50%, 10/15/14(4)	2,500,000	2,500,440
U.S. Treasury Notes, 2.375%, 7/31/17	500,000	518,711
TOTAL U.S. TREASURY SECURITIES (Cost $4,207,290)		4,249,425

22

	Principal Amount	Value
MUNICIPAL SECURITIES — 2.9%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47	$65,000	$77,622
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-1, (Building Bonds), 6.92%, 4/1/40	150,000	202,635
California GO, (Building Bonds), 6.65%, 3/1/22	40,000	49,358
California GO, (Building Bonds), 7.55%, 4/1/39	130,000	190,393
California GO, (Building Bonds), 7.30%, 10/1/39	10,000	13,987
California GO, (Building Bonds), 7.60%, 11/1/40	25,000	37,107
Illinois GO, 5.88%, 3/1/19	55,000	61,156
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	120,000	116,857
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	25,000	27,489
Kansas State Department of Transportation Highway Rev., Series 2010 A, (Building Bonds), 4.60%, 9/1/35	45,000	49,014
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	10,000	12,267
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41	50,000	60,660
Metropolitan Transportation Authority Rev., Series 2010 C-1, (Building Bonds), 6.69%, 11/15/40	80,000	107,520
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	50,000	68,019
Missouri Highway & Transit Commission Rev., (Building Bonds), 5.45%, 5/1/33	50,000	57,589
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	40,000	55,635
Ohio Water Development Authority Pollution Control Rev., Series 2010 B-2, (Building Bonds), 4.88%, 12/1/34	80,000	88,117
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	40,000	49,098
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49	65,000	76,245
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	75,000	81,706
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	1,470,000	874,988
Puerto Rico Electric Power Authority Rev., Series 2012 A, 5.00%, 7/1/42	1,200,000	714,360
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	175,000	211,620
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	150,000	185,202
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	85,000	95,254
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39	50,000	64,075
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	50,000	62,041
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	100,000	119,841
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	90,000	105,502
TOTAL MUNICIPAL SECURITIES (Cost $3,837,258)		3,915,357

23

	Principal Amount/Shares	Value
ASSET-BACKED SECURITIES(2) — 2.2%
CNH Equipment Trust, Series 2013-B, Class A2 SEQ, 0.44%, 10/17/16	$320,649	$320,679
CNH Equipment Trust, Series 2014-B, Class A2 SEQ, 0.48%, 8/15/17	550,000	549,974
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(1)	250,000	250,056
Hertz Fleet Lease Funding LP, Series 2013-3, Class A, VRN, 0.70%, 10/10/14(1)	450,000	450,867
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	128,832	129,669
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	443,118	439,499
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	375,000	374,670
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	335,648	337,410
US Airways 2013-1 Class A Pass-Through Trust, 3.95%, 5/15/27	100,000	100,750
TOTAL ASSET-BACKED SECURITIES (Cost $2,959,432)		2,953,574
TEMPORARY CASH INVESTMENTS — 1.9%
BNP Paribas Finance, Inc., 0.01%, 10/1/14(5)	1,122,000	1,121,997
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 3.125%, 11/30/15 - 5/15/19, valued at $209,956), in a joint trading account at 0.00%, dated 9/30/14, due 10/1/14 (Delivery value $205,748)		205,748
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.375%, 8/31/15, valued at $168,026), in a joint trading account at 0.01%, dated 9/30/14, due 10/1/14 (Delivery value $164,598)		164,598
SSgA U.S. Government Money Market Fund, Class N	1,013,640	1,013,640
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,505,986)		2,505,983
TOTAL INVESTMENT SECURITIES — 105.7% (Cost $138,736,623)		140,856,898
OTHER ASSETS AND LIABILITIES(6) — (5.7)%		(7,560,033)
TOTAL NET ASSETS — 100.0%		$133,296,865

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	380,000	USD	351,760	Barclays Bank plc	11/21/14	$(20,231)
USD	750,371	AUD	820,000	Westpac Group	11/21/14	34,965
BRL	346,046	USD	149,512	Barclays Bank plc	11/21/14	(10,058)
BRL	687,570	USD	300,000	Barclays Bank plc	11/21/14	(22,915)
USD	260,000	BRL	605,280	UBS AG	11/21/14	16,077
USD	440,000	BRL	1,042,800	UBS AG	11/21/14	19,760
CAD	331,025	USD	300,000	JPMorgan Chase Bank N.A.	11/21/14	(4,784)
CAD	595,214	USD	540,000	JPMorgan Chase Bank N.A.	11/21/14	(9,175)
USD	560,000	CAD	618,791	JPMorgan Chase Bank N.A.	11/21/14	8,148
USD	714,029	CAD	783,497	UBS AG	11/21/14	15,289

24

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	489,158	CHF	447,149	Westpac Group	11/21/14	$20,596
USD	260,000	CLP	154,700,000	UBS AG	11/21/14	2,467
CNY	5,050,380	USD	820,000	UBS AG	11/21/14	(1,314)
USD	220,000	CNY	1,356,520	Westpac Group	11/21/14	103
COP	888,999,565	USD	458,011	Barclays Bank plc	11/21/14	(20,996)
USD	360,000	COP	703,260,000	Barclays Bank plc	11/21/14	14,291
CZK	11,041,493	USD	520,000	Barclays Bank plc	11/21/14	(12,448)
USD	1,140,537	CZK	23,984,195	Barclays Bank plc	11/21/14	38,039
EUR	460,000	USD	595,947	JPMorgan Chase Bank N.A.	11/21/14	(14,744)
EUR	300,000	USD	387,746	JPMorgan Chase Bank N.A.	11/21/14	(8,701)
USD	8,942,225	EUR	6,783,663	Deutsche Bank	11/21/14	371,173
GBP	830,682	USD	1,347,795	Deutsche Bank	11/21/14	(1,720)
GBP	260,000	USD	421,602	JPMorgan Chase Bank N.A.	11/21/14	(287)
USD	2,851,247	GBP	1,722,501	Deutsche Bank	11/21/14	60,028
USD	225,637	GBP	140,000	JPMorgan Chase Bank N.A.	11/21/14	(1,225)
USD	294,211	HUF	70,060,871	JPMorgan Chase Bank N.A.	11/21/14	9,730
USD	369,758	ILS	1,318,562	JPMorgan Chase Bank N.A.	11/21/14	11,599
USD	821,272	JPY	85,441,217	Barclays Bank plc	11/21/14	41,969
USD	640,000	JPY	67,171,405	Deutsche Bank	11/21/14	27,335
KRW	771,307,158	USD	758,265	Westpac Group	11/21/14	(30,973)
MXN	6,355,416	USD	480,000	Deutsche Bank	11/21/14	(8,425)
USD	720,873	MXN	9,502,430	JPMorgan Chase Bank N.A.	11/21/14	15,788
MYR	3,536,637	USD	1,120,465	Westpac Group	11/21/14	(46,980)
USD	420,000	MYR	1,359,960	UBS AG	11/21/14	7,207
USD	220,000	MYR	698,720	Westpac Group	11/21/14	7,915
NOK	1,907,873	USD	300,000	UBS AG	11/21/14	(3,563)
USD	2,166,032	NOK	13,412,793	Deutsche Bank	11/21/14	82,013
USD	1,280,000	NOK	8,163,456	UBS AG	11/21/14	11,599
NZD	360,000	USD	299,115	UBS AG	11/21/14	(19,470)
USD	304,659	NZD	368,787	UBS AG	11/21/14	18,188
USD	603,827	NZD	740,000	Westpac Group	11/21/14	29,002
PHP	22,140,764	USD	506,874	Westpac Group	11/21/14	(15,083)
USD	200,000	PHP	8,868,000	UBS AG	11/21/14	3,024
PLN	1,111,309	USD	340,000	Barclays Bank plc	11/21/14	(5,186)
USD	689,486	PLN	2,202,215	Barclays Bank plc	11/21/14	26,006
USD	2,034,247	SEK	14,152,115	Deutsche Bank	11/21/14	73,368
THB	25,221,305	USD	788,166	Westpac Group	11/21/14	(12,135)
USD	380,000	THB	12,319,600	Westpac Group	11/21/14	940
TRY	580,936	USD	263,045	Barclays Bank plc	11/21/14	(11,128)
USD	591,255	TWD	17,619,400	Westpac Group	11/21/14	11,127
ZAR	5,462,639	USD	503,433	Deutsche Bank	11/21/14	(23,240)
USD	600,000	ZAR	6,644,435	Deutsche Bank	11/21/14	15,920
						$688,885
25

FUTURES CONTRACTS
	Contracts Sold	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
40	U.S. Treasury 10-Year Notes	December 2014	$4,985,625	$32,410

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HUF	-	Hungarian Forint
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand
†    Category is less than 0.05% of total net assets.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $7,544,451, which represented 5.7% of total net assets.

(2)	Final maturity date indicated, unless otherwise noted.

(3)	Forward commitment. Settlement date is indicated.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $96,017.

(5)	The rate indicated is the yield to maturity at purchase.

(6)	Amount relates primarily to payable for investments purchased, but not settled, at period end.
See Notes to Financial Statements.

26

Statement of Assets and Liabilities

SEPTEMBER 30, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $138,736,623)	$140,856,898
Foreign currency holdings, at value (cost of $193,265)	192,457
Receivable for investments sold	141,709
Receivable for capital shares sold	89,709
Receivable for variation margin on futures contracts	5,000
Unrealized appreciation on forward foreign currency exchange contracts	993,666
Interest receivable	1,065,095
143,344,534

Liabilities
Payable for investments purchased	9,266,561
Payable for capital shares redeemed	374,778
Unrealized depreciation on forward foreign currency exchange contracts	304,781
Accrued management fees	71,407
Distribution and service fees payable	16,301
Dividends payable	13,841
10,047,669

Net Assets	$133,296,865

Net Assets Consist of:
Capital paid in	$132,960,713
Distributions in excess of net investment income	(42,070)
Accumulated net realized loss	(2,457,233)
Net unrealized appreciation	2,835,455
$133,296,865

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$88,532,756	8,169,855	$10.84
Institutional Class	$2,158,156	199,189	$10.83
A Class	$28,902,908	2,666,724	$10.84*
C Class	$10,954,054	1,010,999	$10.83
R Class	$2,748,991	253,731	$10.83
*Maximum offering price $11.35 (net asset value divided by 0.955).

See Notes to Financial Statements.

27

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$2,436,374

Expenses:
Management fees	489,006
Distribution and service fees:
A Class	43,634
C Class	61,409
R Class	6,390
Trustees' fees and expenses	4,586
Other expenses	276
605,301

Net investment income (loss)	1,831,073

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	882,508
Futures contract transactions	(314,087)
Foreign currency transactions	238,475
806,896

Change in net unrealized appreciation (depreciation) on:
Investments	(124,751)
Futures contracts	(8,227)
Translation of assets and liabilities in foreign currencies	1,050,284
917,306

Net realized and unrealized gain (loss)	1,724,202

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,555,275

See Notes to Financial Statements.

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Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED) AND YEAR ENDED MARCH 31, 2014
Increase (Decrease) in Net Assets	September 30, 2014	March 31, 2014
Operations
Net investment income (loss)	$1,831,073	$4,524,983
Net realized gain (loss)	806,896	(1,386,803)
Change in net unrealized appreciation (depreciation)	917,306	(7,085,272)
Net increase (decrease) in net assets resulting from operations	3,555,275	(3,947,092)

Distributions to Shareholders
From net investment income:
Investor Class	(1,514,533)	(3,629,020)
Institutional Class	(38,335)	(116,143)
A Class	(484,321)	(1,647,171)
C Class	(124,544)	(314,112)
R Class	(32,348)	(49,603)
From net realized gains:
Investor Class	—	(800,927)
Institutional Class	—	(20,562)
A Class	—	(350,966)
C Class	—	(103,253)
R Class	—	(14,255)
Decrease in net assets from distributions	(2,194,081)	(7,046,012)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(38,317,017)	(123,515,822)

Net increase (decrease) in net assets	(36,955,823)	(134,508,926)

Net Assets
Beginning of period	170,252,688	304,761,614
End of period	$133,296,865	$170,252,688

Undistributed (distributions in excess of) net investment income	$(42,070)	$320,938

See Notes to Financial Statements.

29

Notes to Financial Statements

SEPTEMBER 30, 2014 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Core Plus Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek to maximize total return. As a secondary objective, the fund seeks a high level of income.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

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The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

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Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3425% to 0.4600%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended September 30, 2014 was 0.65% for the Investor Class, A Class, C Class and R Class and 0.45% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2014 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the trustees during the six months ended September 30, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

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4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended September 30, 2014 totaled $86,530,057, of which $70,689,221 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended September 30, 2014 totaled $130,597,359, of which $101,064,600 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2014		Year ended March 31, 2014
	Shares	Amount	Shares	Amount
Investor Class
Sold	903,618	$9,790,129	3,435,554	$37,366,194
Issued in reinvestment of distributions	129,589	1,406,031	381,574	4,118,478
Redeemed	(3,044,687)	(33,006,580)	(8,691,869)	(94,155,357)
	(2,011,480)	(21,810,420)	(4,874,741)	(52,670,685)
Institutional Class
Sold	9,012	97,737	21,740	239,575
Issued in reinvestment of distributions	3,535	38,335	12,626	136,705
Redeemed	(60,440)	(653,555)	(497,945)	(5,450,660)
	(47,893)	(517,483)	(463,579)	(5,074,380)
A Class
Sold	247,362	2,680,083	1,478,357	16,149,461
Issued in reinvestment of distributions	43,421	471,153	178,151	1,925,410
Redeemed	(1,556,813)	(16,869,893)	(6,904,042)	(74,779,705)
	(1,266,030)	(13,718,657)	(5,247,534)	(56,704,834)
C Class
Sold	29,041	314,902	246,421	2,695,531
Issued in reinvestment of distributions	9,603	104,160	30,849	332,366
Redeemed	(311,483)	(3,370,770)	(1,113,501)	(12,025,589)
	(272,839)	(2,951,708)	(836,231)	(8,997,692)
R Class
Sold	84,249	909,164	59,638	644,149
Issued in reinvestment of distributions	2,957	32,068	5,868	63,222
Redeemed	(23,914)	(259,981)	(71,666)	(775,602)
	63,292	681,251	(6,160)	(68,231)
Net increase (decrease)	(3,534,950)	$(38,317,017)	(11,428,245)	$(123,515,822)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

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The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$50,480,493	—
U.S. Government Agency Mortgage-Backed Securities	—	40,626,909	—
Collateralized Mortgage Obligations	—	13,234,327	—
Sovereign Governments and Agencies	—	12,984,614	—
Commercial Mortgage-Backed Securities	—	9,906,216	—
U.S. Treasury Securities	—	4,249,425	—
Municipal Securities	—	3,915,357	—
Asset-Backed Securities	—	2,953,574	—
Temporary Cash Investments	$1,013,640	1,492,343	—
	$1,013,640	$139,843,258	—
Other Financial Instruments
Futures Contracts	$32,410	—	—
Forward Foreign Currency Exchange Contracts	—	$993,666	—
	$32,410	$993,666	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$(304,781)	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was 62,750,068 contracts.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the

34

futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 66 contracts.

Value of Derivative Instruments as of September 30, 2014
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$993,666	Unrealized depreciation on forward foreign currency exchange contracts	$304,781
Interest Rate Risk	Receivable for variation margin on futures contracts*	5,000	Payable for variation margin on futures contracts*	—
		$998,666		$304,781

*	Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2014
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	$252,455	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	$1,063,975
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(314,087)	Change in net unrealized appreciation (depreciation) on futures contracts	(8,227)
		$(61,632)		$1,055,748

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

35

As of September 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$138,736,919
Gross tax appreciation of investments	$3,544,019
Gross tax depreciation of investments	(1,424,040)
Net tax appreciation (depreciation) of investments	$2,119,979

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2014, the fund had accumulated short-term capital losses of $(3,248,986) and accumulated long-term capital losses of $(132,393), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(3)	$10.75	0.14	0.11	0.25	(0.16)	—	(0.16)	$10.84	2.38%	0.65%(4)	2.55%(4)	54%	$88,533
2014	$11.18	0.23	(0.30)	(0.07)	(0.29)	(0.07)	(0.36)	$10.75	(0.56)%	0.65%	2.15%	130%	$109,463
2013	$11.05	0.22	0.28	0.50	(0.27)	(0.10)	(0.37)	$11.18	4.48%	0.65%	1.98%	137%	$168,301
2012	$10.68	0.34	0.51	0.85	(0.41)	(0.07)	(0.48)	$11.05	8.04%	0.66%	3.12%	91%	$121,763
2011	$10.58	0.35	0.22	0.57	(0.38)	(0.09)	(0.47)	$10.68	5.42%	0.66%	3.26%	96%	$70,442
2010	$10.07	0.42	0.59	1.01	(0.43)	(0.07)	(0.50)	$10.58	10.22%	0.66%	3.99%	131%	$34,569
Institutional Class
2014(3)	$10.75	0.15	0.11	0.26	(0.18)	—	(0.18)	$10.83	2.39%	0.45%(4)	2.75%(4)	54%	$2,158
2014	$11.18	0.25	(0.29)	(0.04)	(0.32)	(0.07)	(0.39)	$10.75	(0.36)%	0.45%	2.35%	130%	$2,656
2013	$11.04	0.25	0.28	0.53	(0.29)	(0.10)	(0.39)	$11.18	4.78%	0.45%	2.18%	137%	$7,942
2012	$10.67	0.36	0.51	0.87	(0.43)	(0.07)	(0.50)	$11.04	8.26%	0.46%	3.32%	91%	$8,195
2011	$10.58	0.37	0.21	0.58	(0.40)	(0.09)	(0.49)	$10.67	5.53%	0.46%	3.46%	96%	$2,642
2010	$10.07	0.43	0.61	1.04	(0.46)	(0.07)	(0.53)	$10.58	10.44%	0.46%	4.19%	131%	$1,669

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For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2014(3)	$10.75	0.12	0.12	0.24	(0.15)	—	(0.15)	$10.84	2.25%	0.90%(4)	2.30%(4)	54%	$28,903
2014	$11.18	0.20	(0.29)	(0.09)	(0.27)	(0.07)	(0.34)	$10.75	(0.81)%	0.90%	1.90%	130%	$42,286
2013	$11.05	0.19	0.28	0.47	(0.24)	(0.10)	(0.34)	$11.18	4.22%	0.90%	1.73%	137%	$102,626
2012	$10.67	0.31	0.52	0.83	(0.38)	(0.07)	(0.45)	$11.05	7.87%	0.91%	2.87%	91%	$75,579
2011	$10.58	0.33	0.20	0.53	(0.35)	(0.09)	(0.44)	$10.67	5.06%	0.91%	3.01%	96%	$45,424
2010	$10.07	0.39	0.60	0.99	(0.41)	(0.07)	(0.48)	$10.58	9.95%	0.91%	3.74%	131%	$37,131
C Class
2014(3)	$10.75	0.08	0.11	0.19	(0.11)	—	(0.11)	$10.83	1.77%	1.65%(4)	1.55%(4)	54%	$10,954
2014	$11.18	0.12	(0.29)	(0.17)	(0.19)	(0.07)	(0.26)	$10.75	(1.55)%	1.65%	1.15%	130%	$13,801
2013	$11.04	0.11	0.28	0.39	(0.15)	(0.10)	(0.25)	$11.18	3.54%	1.65%	0.98%	137%	$23,695
2012	$10.67	0.23	0.51	0.74	(0.30)	(0.07)	(0.37)	$11.04	6.97%	1.66%	2.12%	91%	$18,505
2011	$10.58	0.25	0.20	0.45	(0.27)	(0.09)	(0.36)	$10.67	4.28%	1.66%	2.26%	96%	$15,002
2010	$10.07	0.31	0.60	0.91	(0.33)	(0.07)	(0.40)	$10.58	9.13%	1.66%	2.99%	131%	$10,397
R Class
2014(3)	$10.75	0.11	0.11	0.22	(0.14)	—	(0.14)	$10.83	2.03%	1.15%(4)	2.05%(4)	54%	$2,749
2014	$11.18	0.18	(0.30)	(0.12)	(0.24)	(0.07)	(0.31)	$10.75	(1.06)%	1.15%	1.65%	130%	$2,047
2013	$11.04	0.17	0.28	0.45	(0.21)	(0.10)	(0.31)	$11.18	4.05%	1.15%	1.48%	137%	$2,197
2012	$10.67	0.29	0.51	0.80	(0.36)	(0.07)	(0.43)	$11.04	7.50%	1.16%	2.62%	91%	$1,892
2011	$10.58	0.30	0.21	0.51	(0.33)	(0.09)	(0.42)	$10.67	4.80%	1.16%	2.76%	96%	$1,359
2010	$10.07	0.36	0.60	0.96	(0.38)	(0.07)	(0.45)	$10.58	9.68%	1.16%	3.49%	131%	$562

38

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2014 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

39

Approval of Management Agreement

At a meeting held on June 13, 2014, the Fund’s Board of Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

40

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, and five-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

41

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was at the median of the total expense ratios of the Fund’s peer universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

42

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

43

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

44

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-83903 1411

SEMIANNUAL REPORT	SEPTEMBER 30, 2014

Diversified Bond Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended September 30, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Mostly Positive Period for U.S. Government Bonds and Large-Cap Stocks, With Defensive Undertones

After experiencing a harsh U.S. winter, weaker-than-expected global economic conditions, and geopolitical turmoil in many regions, it’s not surprising that investors displayed defensive tendencies during this reporting period. The U.S. dollar, the U.S. Treasury market, and large-cap U.S. stocks benefited from “flight to quality” capital flows during 2014 as negative headlines emanated from some key emerging markets and the European economy. The 30-year U.S. Treasury bond was one of the top performers for the period, returning 8.74%, according to Barclays, on strong demand from institutions and non-U.S. investors, attracted by its relatively high yield compared with similar “safe haven” sovereign bond yields in other developed countries.

The S&P 500 Index advanced 6.42%, leading most other U.S. and non-U.S. equity indices. Large-cap U.S. growth stocks generally outperformed large-cap U.S. value, but both advanced, as well as relatively more defensive, more yield-oriented U.S. stock sectors such as utilities and REITs (real estate investment trusts). By contrast, small-cap stocks in the U.S. and non-U.S. developed country stocks across all capitalizations generally retreated. The Russell 2000 Index and the MSCI EAFE Index posted negative returns of -5.46% and -2.03%, respectively, in U.S. dollar terms, the latter affected in part by non-U.S. currency weakness compared with the dollar.

Global economic and geopolitical uncertainties could continue to support the relative appeal of the U.S. dollar and other U.S assets in coming months. But the anticipated end of the U.S. Federal Reserve’s monthly bond-buying program and the still-looming possibility of higher interest rates in 2015 point to potential U.S. market volatility ahead. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of September 30, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	ADFIX	2.22%	4.36%	4.10%	4.79%	4.79%	12/3/01
Barclays U.S. Aggregate Bond Index	—	2.21%	3.96%	4.12%	4.62%	4.92%	—
Institutional Class	ACBPX	2.32%	4.56%	4.33%	5.00%	5.63%	4/1/93
A Class(2)	ADFAX						12/3/01
No sales charge*		2.09%	4.10%	3.84%	4.53%	4.53%
With sales charge*		-2.47%	-0.56%	2.90%	4.05%	4.16%
B Class	CDBBX						1/31/03
No sales charge*		1.71%	3.32%	3.09%	3.76%	3.61%
With sales charge*		-3.29%	-0.68%	2.91%	3.76%	3.61%
C Class	CDBCX						1/31/03
No sales charge*		1.71%	3.32%	3.07%	3.75%	3.62%
With sales charge*		0.71%	3.32%	3.07%	3.75%	3.62%
R Class	ADVRX	1.87%	3.84%	3.59%	—	4.42%	7/29/05
R6 Class	ADDVX	2.35%	4.62%	—	—	4.05%	7/26/13

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year to 0.00% after the sixth year. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

Diversified Bond acquired all of the net assets of the American Century Intermediate-Term Bond Fund, the American Century Bond Fund, and the American Century Premium Bond Fund on December 3, 2001, pursuant to a plan of reorganization approved by the acquired funds’ shareholders on November 16, 2001. Financial information prior to December 3, 2001 is that of American Century Premium Bond Fund and is used in calculating the performance of Diversified Bond.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class	R6 Class
0.60%	0.40%	0.85%	1.60%	1.60%	1.10%	0.35%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

SEPTEMBER 30, 2014
Portfolio at a Glance
Average Duration (effective)	5.1 years
Weighted Average Life	7.5 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	30.8%
U.S. Government Agency Mortgage-Backed Securities	29.1%
U.S. Treasury Securities	18.6%
Sovereign Governments and Agencies	9.0%
Collateralized Mortgage Obligations	6.5%
Commercial Mortgage-Backed Securities	5.7%
Asset-Backed Securities	4.5%
Municipal Securities	1.4%
U.S. Government Agency Securities	0.2%
Temporary Cash Investments	2.6%
Other Assets and Liabilities	(8.4)%*
*Amount relates primarily to payable for investments purchased, but not settled, at period end.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2014 to September 30, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 4/1/14	Ending Account Value 9/30/14	Expenses Paid During Period(1)4/1/14 - 9/30/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,022.20	$3.04	0.60%
Institutional Class	$1,000	$1,023.20	$2.03	0.40%
A Class	$1,000	$1,020.90	$4.31	0.85%
B Class	$1,000	$1,017.10	$8.09	1.60%
C Class	$1,000	$1,017.10	$8.09	1.60%
R Class	$1,000	$1,018.70	$5.57	1.10%
R6 Class	$1,000	$1,023.50	$1.78	0.35%
Hypothetical
Investor Class	$1,000	$1,022.06	$3.04	0.60%
Institutional Class	$1,000	$1,023.06	$2.03	0.40%
A Class	$1,000	$1,020.81	$4.31	0.85%
B Class	$1,000	$1,017.05	$8.09	1.60%
C Class	$1,000	$1,017.05	$8.09	1.60%
R Class	$1,000	$1,019.55	$5.57	1.10%
R6 Class	$1,000	$1,023.31	$1.78	0.35%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

SEPTEMBER 30, 2014 (UNAUDITED)

		Principal Amount	Value
CORPORATE BONDS — 30.8%
Aerospace and Defense — 0.3%
L-3 Communications Corp., 4.75%, 7/15/20		$3,140,000	$3,395,612
Lockheed Martin Corp., 7.65%, 5/1/16		1,700,000	1,886,560
Lockheed Martin Corp., 4.25%, 11/15/19		1,990,000	2,174,152
United Technologies Corp., 6.125%, 2/1/19		2,660,000	3,100,661
United Technologies Corp., 6.05%, 6/1/36		1,027,000	1,297,288
United Technologies Corp., 4.50%, 6/1/42		2,010,000	2,111,666
			13,965,939
Auto Components — 0.1%
Schaeffler Finance BV, 4.25%, 5/15/21(1)		3,100,000	2,991,500
Tenneco, Inc., 6.875%, 12/15/20		2,220,000	2,353,200
			5,344,700
Automobiles — 0.5%
American Honda Finance Corp., 1.50%, 9/11/17(1)		1,530,000	1,535,438
Daimler Finance North America LLC, 1.30%, 7/31/15(1)		3,000,000	3,019,191
Daimler Finance North America LLC, 2.625%, 9/15/16(1)		3,000,000	3,089,058
Ford Motor Co., 4.75%, 1/15/43		1,440,000	1,446,797
Ford Motor Credit Co. LLC, 5.625%, 9/15/15		3,010,000	3,147,726
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		1,210,000	1,322,814
Ford Motor Credit Co. LLC, 8.125%, 1/15/20		3,500,000	4,378,307
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		3,310,000	3,812,147
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(1)		2,200,000	2,212,540
			23,964,018
Banks — 4.8%
Bank of America Corp., 3.75%, 7/12/16		7,620,000	7,957,315
Bank of America Corp., 6.50%, 8/1/16		6,910,000	7,544,683
Bank of America Corp., 5.75%, 12/1/17		6,390,000	7,115,917
Bank of America Corp., 5.625%, 7/1/20		5,080,000	5,750,535
Bank of America Corp., 5.70%, 1/24/22		1,530,000	1,756,031
Bank of America Corp., MTN, 4.00%, 4/1/24		1,300,000	1,315,469
Bank of America Corp., MTN, 4.20%, 8/26/24		2,220,000	2,200,559
Bank of America Corp., MTN, 5.00%, 1/21/44		1,000,000	1,059,084
Bank of America N.A., 5.30%, 3/15/17		8,840,000	9,583,524
Bank of America N.A., 6.00%, 10/15/36		2,830,000	3,419,789
Bank of Nova Scotia, 2.55%, 1/12/17		3,300,000	3,403,712
Barclays Bank plc, 5.14%, 10/14/20		1,760,000	1,901,478
Barclays Bank plc, 3.75%, 5/15/24		1,600,000	1,593,661
Barclays Bank plc, MTN, VRN, 6.75%, 1/16/18	GBP	4,739,000	8,419,245
BB&T Corp., MTN, 3.20%, 3/15/16		$1,040,000	1,075,528
BB&T Corp., MTN, 2.05%, 6/19/18		1,000,000	1,004,802
BPCE SA, 5.15%, 7/21/24(1)		3,080,000	3,180,953

7

		Principal Amount	Value
Branch Banking & Trust Co., 3.80%, 10/30/26		$1,700,000	$1,693,543
Capital One Financial Corp., 1.00%, 11/6/15		2,140,000	2,146,463
Citigroup, Inc., 4.45%, 1/10/17		4,880,000	5,202,631
Citigroup, Inc., 5.50%, 2/15/17		4,112,000	4,460,266
Citigroup, Inc., 1.75%, 5/1/18		6,850,000	6,761,217
Citigroup, Inc., 4.50%, 1/14/22		5,530,000	5,939,762
Citigroup, Inc., 4.05%, 7/30/22		1,660,000	1,684,513
Citigroup, Inc., 3.75%, 6/16/24		2,740,000	2,733,443
Citigroup, Inc., 6.00%, 10/31/33		1,630,000	1,830,092
Citigroup, Inc., 6.68%, 9/13/43		2,010,000	2,472,314
Commerzbank AG, 8.125%, 9/19/23(1)		2,000,000	2,316,558
Commerzbank AG, MTN, 6.375%, 3/22/19	EUR	5,400,000	7,729,017
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		$4,280,000	4,516,731
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/9/22		1,270,000	1,277,921
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 3.75%, 11/9/20	EUR	2,200,000	3,083,108
Fifth Third Bank, 2.875%, 10/1/21		$3,210,000	3,165,564
HBOS plc, MTN, 6.75%, 5/21/18(1)		2,160,000	2,447,673
HSBC Bank plc, MTN, 6.50%, 7/7/23	GBP	2,150,000	4,112,322
HSBC Holdings plc, 4.00%, 3/30/22		$170,000	179,237
HSBC Holdings plc, MTN, 6.00%, 6/10/19	EUR	4,500,000	6,880,187
ING Bank NV, 2.00%, 9/25/15(1)		$2,040,000	2,066,559
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)		1,980,000	1,927,520
JPMorgan Chase & Co., 6.00%, 1/15/18		1,948,000	2,193,830
JPMorgan Chase & Co., 4.625%, 5/10/21		6,700,000	7,295,925
JPMorgan Chase & Co., 3.25%, 9/23/22		2,520,000	2,485,259
JPMorgan Chase & Co., 3.625%, 5/13/24		4,820,000	4,818,246
JPMorgan Chase & Co., 3.875%, 9/10/24		3,880,000	3,801,752
JPMorgan Chase Bank N.A., 5.875%, 6/13/16		8,185,000	8,842,542
KeyCorp, MTN, 2.30%, 12/13/18		1,230,000	1,230,814
Northern Trust Co. (The), MTN, 6.50%, 8/15/18		2,480,000	2,881,224
PNC Funding Corp., 4.375%, 8/11/20		1,720,000	1,877,991
Regions Bank, 7.50%, 5/15/18		2,300,000	2,686,273
Regions Bank, 6.45%, 6/26/37		1,160,000	1,367,110
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		3,280,000	3,478,096
Royal Bank of Scotland plc (The), 4.375%, 3/16/16		2,570,000	2,693,748
Standard Chartered plc, 3.95%, 1/11/23(1)		2,500,000	2,438,042
Standard Chartered plc, MTN, 3.625%, 11/23/22	EUR	4,500,000	6,095,798
SunTrust Banks, Inc., 3.60%, 4/15/16		$1,141,000	1,187,990
U.S. Bancorp, 3.44%, 2/1/16		2,760,000	2,852,054
U.S. Bancorp, MTN, 3.00%, 3/15/22		1,310,000	1,307,456
U.S. Bancorp, MTN, 2.95%, 7/15/22		1,310,000	1,273,517
U.S. Bancorp, MTN, 3.60%, 9/11/24		1,510,000	1,495,755
Wells Fargo & Co., 3.68%, 6/15/16		3,300,000	3,451,269
Wells Fargo & Co., 5.625%, 12/11/17		550,000	616,059

8

		Principal Amount	Value
Wells Fargo & Co., 4.125%, 8/15/23		$2,170,000	$2,246,710
Wells Fargo & Co., 5.61%, 1/15/44		3,300,000	3,727,465
Wells Fargo & Co., MTN, 4.60%, 4/1/21		2,100,000	2,304,836
Wells Fargo & Co., MTN, 4.10%, 6/3/26		2,850,000	2,844,847
Wells Fargo Bank N.A., MTN, 5.60%, 3/15/16		1,800,000	1,925,642
			222,329,176
Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		5,416,000	6,545,989
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20		3,000,000	3,389,277
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22		3,340,000	3,162,419
Pernod-Ricard SA, 2.95%, 1/15/17(1)		3,870,000	3,991,974
SABMiller Holdings, Inc., 3.75%, 1/15/22(1)		2,925,000	2,986,811
			20,076,470
Biotechnology — 0.3%
Amgen, Inc., 2.125%, 5/15/17		1,060,000	1,079,641
Amgen, Inc., 5.85%, 6/1/17		2,560,000	2,853,573
Amgen, Inc., 4.10%, 6/15/21		2,310,000	2,456,719
Amgen, Inc., 5.375%, 5/15/43		3,170,000	3,465,498
Celgene Corp., 3.25%, 8/15/22		1,540,000	1,532,637
Gilead Sciences, Inc., 4.40%, 12/1/21		3,170,000	3,451,512
			14,839,580
Capital Markets — 0.6%
Ameriprise Financial, Inc., 5.30%, 3/15/20		1,900,000	2,155,164
Ameriprise Financial, Inc., 4.00%, 10/15/23		1,410,000	1,470,942
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17		8,977,000	10,162,260
Jefferies Group, Inc., 5.125%, 4/13/18		2,860,000	3,120,572
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	4,400,000	8,935,647
			25,844,585
Chemicals — 0.5%
Ashland, Inc., 4.75%, 8/15/22		$2,980,000	2,920,400
Dow Chemical Co. (The), 2.50%, 2/15/16		2,020,000	2,064,440
Dow Chemical Co. (The), 4.25%, 11/15/20		2,200,000	2,361,104
Eastman Chemical Co., 3.60%, 8/15/22		1,910,000	1,928,514
Ecolab, Inc., 3.00%, 12/8/16		2,340,000	2,430,275
Ecolab, Inc., 4.35%, 12/8/21		3,104,000	3,368,768
LyondellBasell Industries NV, 5.00%, 4/15/19		3,470,000	3,835,203
Mosaic Co. (The), 4.25%, 11/15/23		2,010,000	2,096,532
Mosaic Co. (The), 5.625%, 11/15/43		1,610,000	1,803,659
			22,808,895
Commercial Services and Supplies — 0.4%
Clean Harbors, Inc., 5.25%, 8/1/20		2,555,000	2,567,775
Covanta Holding Corp., 5.875%, 3/1/24		2,200,000	2,211,000
Pitney Bowes, Inc., 4.625%, 3/15/24		3,090,000	3,138,884
Republic Services, Inc., 3.55%, 6/1/22		4,170,000	4,245,831
Waste Management, Inc., 2.60%, 9/1/16		3,400,000	3,499,950
Waste Management, Inc., 4.75%, 6/30/20		1,120,000	1,237,055
			16,900,495

9

		Principal Amount	Value
Communications Equipment — 0.2%
Apple, Inc., 2.85%, 5/6/21		$2,520,000	$2,529,841
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17		3,870,000	3,918,305
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23		3,010,000	2,966,855
Crown Castle International Corp., 5.25%, 1/15/23		1,050,000	1,044,750
			10,459,751
Construction Materials — 0.1%
Owens Corning, 4.20%, 12/15/22		2,830,000	2,885,745
Consumer Finance — 0.9%
American Express Centurion Bank, MTN, 6.00%, 9/13/17		5,240,000	5,905,962
Capital One Bank USA N.A., 2.30%, 6/5/19		3,370,000	3,348,203
Capital One Bank USA N.A., 3.375%, 2/15/23		2,150,000	2,110,808
CIT Group, Inc., 4.25%, 8/15/17		6,690,000	6,773,625
CIT Group, Inc., 5.00%, 8/15/22		1,320,000	1,328,250
Discover Bank, 2.00%, 2/21/18		5,031,000	5,011,676
Equifax, Inc., 3.30%, 12/15/22		2,420,000	2,385,815
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20		6,830,000	6,998,633
HSBC Bank USA N.A., 5.875%, 11/1/34		1,760,000	2,135,779
PNC Bank N.A., 6.00%, 12/7/17		3,215,000	3,636,133
PNC Bank N.A., 3.80%, 7/25/23		1,100,000	1,132,196
Synchrony Financial, 3.00%, 8/15/19		1,200,000	1,204,351
			41,971,431
Containers and Packaging — 0.3%
Ball Corp., 6.75%, 9/15/20		1,960,000	2,062,900
Ball Corp., 4.00%, 11/15/23		2,580,000	2,412,300
Crown Americas LLC / Crown Americas Capital Corp. III, 6.25%, 2/1/21		2,260,000	2,384,300
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		2,490,000	2,365,500
Rock-Tenn Co., 3.50%, 3/1/20		2,010,000	2,046,544
Rock-Tenn Co., 4.00%, 3/1/23		3,410,000	3,468,485
			14,740,029
Diversified Consumer Services — 0.1%
Catholic Health Initiatives, 1.60%, 11/1/17		1,065,000	1,070,554
Catholic Health Initiatives, 2.95%, 11/1/22		2,420,000	2,353,762
Johns Hopkins University, 4.08%, 7/1/53		1,030,000	1,030,714
			4,455,030
Diversified Financial Services — 2.7%
Ally Financial, Inc., 2.75%, 1/30/17		4,600,000	4,519,500
BNP Paribas SA, VRN, 5.95%, 4/19/16	GBP	3,350,000	5,578,899
Credit Agricole SA, MTN, 7.375%, 12/18/23		4,450,000	9,019,215
Deutsche Bank AG, VRN, 4.30%, 5/24/23		$1,390,000	1,329,313
General Electric Capital Corp., MTN, 5.625%, 9/15/17		5,480,000	6,128,004
General Electric Capital Corp., MTN, 6.00%, 8/7/19		13,350,000	15,589,729
General Electric Capital Corp., MTN, 4.65%, 10/17/21		4,180,000	4,612,107

10

		Principal Amount	Value
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18		$3,280,000	$3,312,994
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		9,430,000	9,666,099
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		4,820,000	5,490,689
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		2,750,000	2,773,768
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		3,570,000	4,253,787
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20		7,120,000	7,934,713
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		1,240,000	1,251,790
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17		2,200,000	2,183,500
Morgan Stanley, 5.75%, 1/25/21		840,000	955,871
Morgan Stanley, 5.00%, 11/24/25		6,090,000	6,379,129
Morgan Stanley, MTN, 6.625%, 4/1/18		9,070,000	10,397,023
Morgan Stanley, MTN, 5.625%, 9/23/19		9,980,000	11,246,512
Morgan Stanley, MTN, 4.35%, 9/8/26		1,200,000	1,182,490
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	4,300,000	6,757,445
UBS AG (Stamford Branch), 5.875%, 12/20/17		$2,247,000	2,531,908
			123,094,485
Diversified Telecommunication Services — 1.7%
AT&T, Inc., 3.875%, 8/15/21		3,160,000	3,317,706
AT&T, Inc., 6.55%, 2/15/39		4,053,000	5,099,849
AT&T, Inc., 4.30%, 12/15/42		3,620,000	3,321,176
British Telecommunications plc, 5.95%, 1/15/18		6,030,000	6,812,049
CenturyLink, Inc., 6.00%, 4/1/17		300,000	323,775
CenturyLink, Inc., Series Q, 6.15%, 9/15/19		3,300,000	3,547,500
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(1)		2,220,000	2,261,301
Deutsche Telekom International Finance BV, 6.75%, 8/20/18		3,800,000	4,441,303
Frontier Communications Corp., 8.25%, 4/15/17		2,310,000	2,575,650
Orange SA, 4.125%, 9/14/21		2,200,000	2,325,741
Orange SA, 5.50%, 2/6/44		670,000	732,264
Telecom Italia Capital SA, 7.00%, 6/4/18		3,440,000	3,887,200
Telecom Italia Capital SA, 6.00%, 9/30/34		1,700,000	1,672,375
Telecom Italia SpA, 5.30%, 5/30/24(1)		1,500,000	1,475,625
Telefonica Emisiones SAU, 5.46%, 2/16/21		3,410,000	3,803,473
Verizon Communications, Inc., 3.65%, 9/14/18		4,000,000	4,217,636
Verizon Communications, Inc., 5.15%, 9/15/23		5,470,000	6,054,508
Verizon Communications, Inc., 5.05%, 3/15/34		8,240,000	8,746,793
Verizon Communications, Inc., 4.75%, 11/1/41		1,890,000	1,901,675
Verizon Communications, Inc., 6.55%, 9/15/43		1,978,000	2,474,885
Verizon Communications, Inc., 4.86%, 8/21/46(1)		4,545,000	4,568,925
Verizon Communications, Inc., 5.01%, 8/21/54(1)		1,984,000	2,002,035
Windstream Corp., 7.875%, 11/1/17		1,110,000	1,236,262
			76,799,706
Electric Utilities†
AES Corp. (The), 8.00%, 10/15/17		33,000	37,125
Electrical Equipment — 0.1%
Belden, Inc., 5.25%, 7/15/24(1)		2,480,000	2,387,000

11

	Principal Amount	Value
Electronic Equipment, Instruments and Components — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	$3,484,000	$3,849,820
Jabil Circuit, Inc., 5.625%, 12/15/20	690,000	746,925
		4,596,745
Energy Equipment and Services — 0.3%
Ensco plc, 3.25%, 3/15/16	2,580,000	2,658,370
Ensco plc, 4.70%, 3/15/21	3,067,000	3,225,472
Schlumberger Investment SA, 3.65%, 12/1/23	2,290,000	2,375,039
Transocean, Inc., 5.05%, 12/15/16	150,000	159,956
Transocean, Inc., 2.50%, 10/15/17	2,150,000	2,151,483
Transocean, Inc., 6.50%, 11/15/20	2,190,000	2,330,548
Transocean, Inc., 6.375%, 12/15/21	1,030,000	1,097,416
Weatherford International Ltd., 4.50%, 4/15/22	2,000,000	2,085,922
		16,084,206
Food and Staples Retailing — 0.4%
Delhaize Group SA, 4.125%, 4/10/19	2,380,000	2,508,208
Delhaize Group SA, 5.70%, 10/1/40	1,240,000	1,320,631
Kroger Co. (The), 6.40%, 8/15/17	2,000,000	2,262,404
Kroger Co. (The), 3.30%, 1/15/21	2,650,000	2,690,956
Sysco Corp., 3.50%, 10/2/24(2)	1,760,000	1,770,071
Wal-Mart Stores, Inc., 2.55%, 4/11/23	2,500,000	2,404,220
Wal-Mart Stores, Inc., 5.625%, 4/15/41	1,150,000	1,398,224
Wal-Mart Stores, Inc., 4.30%, 4/22/44	2,440,000	2,468,704
		16,823,418
Food Products — 0.3%
Kellogg Co., 4.45%, 5/30/16	1,000,000	1,057,290
Kraft Foods Group, Inc., 5.00%, 6/4/42	1,000,000	1,049,435
Mondelez International, Inc., 4.00%, 2/1/24	2,070,000	2,125,672
Mondelez International, Inc., 6.50%, 2/9/40	2,085,000	2,623,222
Tyson Foods, Inc., 6.60%, 4/1/16	2,580,000	2,792,383
Tyson Foods, Inc., 4.50%, 6/15/22	2,370,000	2,516,369
		12,164,371
Gas Utilities — 1.6%
Access Midstream Partners LP / ACMP Finance Corp., 5.875%, 4/15/21	3,200,000	3,392,000
Access Midstream Partners LP / ACMP Finance Corp., 4.875%, 5/15/23	1,450,000	1,495,312
El Paso Corp., 7.25%, 6/1/18	2,540,000	2,882,900
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	3,360,000	3,863,022
Enable Midstream Partners LP, 3.90%, 5/15/24(1)	2,230,000	2,223,002
Enbridge Energy Partners LP, 6.50%, 4/15/18	2,470,000	2,829,321
Enbridge Energy Partners LP, 5.20%, 3/15/20	1,010,000	1,124,806
Enbridge, Inc., 4.50%, 6/10/44	1,630,000	1,593,527
Energy Transfer Equity LP, 7.50%, 10/15/20	2,120,000	2,379,700
Energy Transfer Partners LP, 5.20%, 2/1/22	1,610,000	1,729,169
Energy Transfer Partners LP, 3.60%, 2/1/23	1,530,000	1,492,338
Energy Transfer Partners LP, 6.50%, 2/1/42	1,880,000	2,147,934

12

	Principal Amount	Value
Enterprise Products Operating LLC, 6.30%, 9/15/17	$1,525,000	$1,730,421
Enterprise Products Operating LLC, 5.10%, 2/15/45	2,720,000	2,880,325
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	2,500,000	2,827,097
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	2,340,000	2,578,806
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	3,851,000	3,830,413
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	3,270,000	3,658,218
Magellan Midstream Partners LP, 6.55%, 7/15/19	3,450,000	4,058,735
Magellan Midstream Partners LP, 5.15%, 10/15/43	670,000	727,184
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	1,200,000	1,272,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.50%, 8/15/21	1,190,000	1,261,400
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.50%, 7/15/23	3,560,000	3,471,000
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	3,070,000	3,129,147
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	4,630,000	4,499,790
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	3,040,000	2,926,000
Williams Cos., Inc. (The), 3.70%, 1/15/23	1,650,000	1,561,760
Williams Cos., Inc. (The), 5.75%, 6/24/44	1,220,000	1,202,920
Williams Partners LP, 4.125%, 11/15/20	4,003,000	4,197,674
		72,965,921
Health Care Providers and Services — 0.7%
Aetna, Inc., 2.75%, 11/15/22	1,540,000	1,475,925
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	2,920,000	3,007,600
Express Scripts Holding Co., 2.65%, 2/15/17	3,000,000	3,086,892
Express Scripts Holding Co., 7.25%, 6/15/19	4,040,000	4,885,855
HCA, Inc., 3.75%, 3/15/19	5,510,000	5,399,800
NYU Hospitals Center, 4.43%, 7/1/42	2,180,000	2,115,058
UnitedHealth Group, Inc., 2.875%, 3/15/23	2,460,000	2,406,697
UnitedHealth Group, Inc., 4.25%, 3/15/43	1,770,000	1,735,805
Universal Health Services, Inc., 7.125%, 6/30/16	4,140,000	4,528,125
Universal Health Services, Inc., 4.75%, 8/1/22(1)	2,000,000	2,000,000
		30,641,757
Hotels, Restaurants and Leisure — 0.1%
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	3,630,000	3,684,450
Wyndham Worldwide Corp., 2.95%, 3/1/17	2,340,000	2,405,068
		6,089,518
Household Durables — 0.4%
D.R. Horton, Inc., 3.625%, 2/15/18	3,770,000	3,746,437
D.R. Horton, Inc., 5.75%, 8/15/23	2,020,000	2,100,800
Lennar Corp., 4.75%, 12/15/17	3,030,000	3,132,262
Lennar Corp., 4.50%, 6/15/19	3,200,000	3,180,000
MDC Holdings, Inc., 5.50%, 1/15/24	2,000,000	1,980,694
Toll Brothers Finance Corp., 6.75%, 11/1/19	2,620,000	2,940,950
Weyerhaeuser Real Estate Co., 4.375%, 6/15/19(1)	1,460,000	1,432,625
Weyerhaeuser Real Estate Co., 5.875%, 6/15/24(1)	730,000	729,088
		19,242,856

13

	Principal Amount	Value
Industrial Conglomerates — 0.2%
Bombardier, Inc., 5.75%, 3/15/22(1)	$750,000	$750,000
General Electric Co., 5.25%, 12/6/17	4,251,000	4,718,746
General Electric Co., 4.125%, 10/9/42	2,140,000	2,134,988
		7,603,734
Insurance — 1.5%
Allstate Corp. (The), VRN, 5.75%, 8/15/23	1,000,000	1,066,875
American International Group, Inc., 4.875%, 6/1/22	8,580,000	9,451,720
American International Group, Inc., 4.50%, 7/16/44	1,650,000	1,636,737
American International Group, Inc., MTN, 5.85%, 1/16/18	1,455,000	1,638,246
American International Group, Inc., VRN, 8.18%, 5/15/38	1,230,000	1,663,575
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	2,770,000	3,032,582
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	2,030,000	2,029,387
Berkshire Hathaway, Inc., 4.50%, 2/11/43	2,460,000	2,507,886
Genworth Holdings, Inc., 7.20%, 2/15/21	1,680,000	1,981,580
Hartford Financial Services Group, Inc., 5.50%, 10/15/16	2,070,000	2,249,217
Hartford Financial Services Group, Inc., 5.95%, 10/15/36	1,190,000	1,447,711
Liberty Mutual Group, Inc., 4.95%, 5/1/22(1)	440,000	474,561
Liberty Mutual Group, Inc., 4.85%, 8/1/44(1)	2,060,000	2,056,879
Lincoln National Corp., 6.25%, 2/15/20	4,240,000	4,954,728
Markel Corp., 4.90%, 7/1/22	4,070,000	4,442,100
Markel Corp., 3.625%, 3/30/23	1,000,000	996,077
MetLife, Inc., 1.76%, 12/15/17	2,250,000	2,265,419
MetLife, Inc., 4.125%, 8/13/42	2,140,000	2,034,665
Metropolitan Life Global Funding I, 3.00%, 1/10/23(1)	2,870,000	2,821,491
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	1,000,000	1,133,531
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	1,275,000	1,470,798
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	1,640,000	1,877,323
Prudential Financial, Inc., MTN, 4.60%, 5/15/44	2,530,000	2,516,034
Travelers Cos., Inc. (The), 4.60%, 8/1/43	2,050,000	2,158,240
Voya Financial, Inc., 5.50%, 7/15/22	3,250,000	3,670,631
Voya Financial, Inc., 5.70%, 7/15/43	2,500,000	2,836,458
Voya Financial, Inc., VRN, 5.65%, 5/15/23	700,000	707,000
WR Berkley Corp., 4.625%, 3/15/22	2,450,000	2,624,496
WR Berkley Corp., 4.75%, 8/1/44	1,240,000	1,224,505
		68,970,452
Internet Software and Services — 0.1%
Netflix, Inc., 5.375%, 2/1/21	2,160,000	2,214,000
Netflix, Inc., 5.75%, 3/1/24(1)	640,000	662,400
		2,876,400
IT Services — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	2,520,000	2,658,839
Fidelity National Information Services, Inc., 3.50%, 4/15/23	1,300,000	1,284,000
Xerox Corp., 2.95%, 3/15/17	1,670,000	1,729,619
		5,672,458

14

	Principal Amount	Value
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	$1,030,000	$1,062,503
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	1,440,000	1,494,216
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	2,570,000	2,831,744
		5,388,463
Machinery — 0.1%
Oshkosh Corp., 5.375%, 3/1/22	4,070,000	4,110,700
Terex Corp., 6.50%, 4/1/20	1,000,000	1,052,500
		5,163,200
Media — 1.8%
21st Century Fox America, Inc., 3.00%, 9/15/22	1,345,000	1,312,444
21st Century Fox America, Inc., 6.90%, 8/15/39	3,110,000	4,009,378
21st Century Fox America, Inc., 4.75%, 9/15/44(1)	810,000	816,512
CBS Corp., 4.85%, 7/1/42	1,240,000	1,224,228
Comcast Corp., 5.90%, 3/15/16	5,857,000	6,294,998
Comcast Corp., 6.40%, 5/15/38	3,970,000	5,081,020
Comcast Corp., 4.75%, 3/1/44	1,510,000	1,599,461
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	2,340,000	2,595,324
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.45%, 4/1/24	2,810,000	2,936,380
Discovery Communications LLC, 5.625%, 8/15/19	2,803,000	3,217,135
DISH DBS Corp., 7.125%, 2/1/16	5,130,000	5,450,625
DISH DBS Corp., 4.625%, 7/15/17	2,300,000	2,351,750
Embarq Corp., 8.00%, 6/1/36	1,660,000	1,798,444
Gannett Co., Inc., 5.125%, 7/15/20	4,450,000	4,483,375
Grupo Televisa SAB, 5.00%, 5/13/45	1,000,000	992,890
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	2,260,000	2,299,457
Lamar Media Corp., 5.375%, 1/15/24(1)	2,630,000	2,649,725
NBCUniversal Media LLC, 5.15%, 4/30/20	3,950,000	4,491,324
NBCUniversal Media LLC, 4.375%, 4/1/21	4,630,000	5,051,900
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	2,030,000	2,009,700
Qwest Corp., 7.50%, 10/1/14	800,000	800,000
Time Warner Cable, Inc., 6.75%, 7/1/18	1,830,000	2,129,930
Time Warner Cable, Inc., 5.50%, 9/1/41	1,020,000	1,152,432
Time Warner Cable, Inc., 4.50%, 9/15/42	2,200,000	2,179,500
Time Warner, Inc., 4.70%, 1/15/21	2,410,000	2,641,606
Time Warner, Inc., 7.70%, 5/1/32	2,740,000	3,764,664
Time Warner, Inc., 5.375%, 10/15/41	1,120,000	1,194,121
Time Warner, Inc., 5.35%, 12/15/43	1,750,000	1,891,755
Viacom, Inc., 4.50%, 3/1/21	2,500,000	2,702,148
Viacom, Inc., 3.125%, 6/15/22	1,690,000	1,661,039
		80,783,265
Metals and Mining — 0.6%
ArcelorMittal, 5.75%, 8/5/20	1,110,000	1,162,725
Barrick Gold Corp., 4.10%, 5/1/23	1,810,000	1,742,769
Barrick North America Finance LLC, 4.40%, 5/30/21	3,640,000	3,692,467
Barrick North America Finance LLC, 5.75%, 5/1/43	1,010,000	1,003,055

15

	Principal Amount	Value
Glencore Finance Canada Ltd., 4.95%, 11/15/21(1)	$2,560,000	$2,728,950
Newmont Mining Corp., 6.25%, 10/1/39	1,090,000	1,077,886
Southern Copper Corp., 5.25%, 11/8/42	1,450,000	1,376,224
Steel Dynamics, Inc., 6.125%, 8/15/19	2,590,000	2,748,638
Steel Dynamics, Inc., 7.625%, 3/15/20	1,910,000	2,015,050
Teck Resources Ltd., 3.15%, 1/15/17	2,620,000	2,703,130
Vale Overseas Ltd., 5.625%, 9/15/19	4,180,000	4,688,593
Vale Overseas Ltd., 4.625%, 9/15/20	3,010,000	3,179,824
Vale SA, 5.625%, 9/11/42	580,000	570,383
Xstrata Canada Financial Corp., 2.85%, 11/10/14(1)	1,000,000	1,002,272
		29,691,966
Multi-Utilities — 1.6%
CMS Energy Corp., 4.25%, 9/30/15	1,210,000	1,250,520
CMS Energy Corp., 8.75%, 6/15/19	4,160,000	5,288,138
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	2,030,000	1,928,691
Constellation Energy Group, Inc., 5.15%, 12/1/20	2,700,000	2,994,095
Consumers Energy Co., 2.85%, 5/15/22	1,050,000	1,048,613
Dominion Resources, Inc., 6.40%, 6/15/18	4,350,000	5,009,356
Dominion Resources, Inc., 2.75%, 9/15/22	1,690,000	1,640,544
Dominion Resources, Inc., 4.90%, 8/1/41	3,320,000	3,536,680
Dominion Resources, Inc., VRN, 7.50%, 6/30/16	1,910,000	2,038,256
DPL, Inc., 6.50%, 10/15/16	3,520,000	3,740,000
Duke Energy Carolinas LLC, Series C, 7.00%, 11/15/18	1,300,000	1,550,036
Duke Energy Corp., 1.625%, 8/15/17	2,120,000	2,130,006
Duke Energy Corp., 3.55%, 9/15/21	2,686,000	2,788,412
Duke Energy Florida, Inc., 6.35%, 9/15/37	1,307,000	1,746,549
Edison International, 3.75%, 9/15/17	2,920,000	3,093,571
Exelon Generation Co. LLC, 5.60%, 6/15/42	1,510,000	1,614,401
FirstEnergy Corp., 2.75%, 3/15/18	1,967,000	1,976,623
FirstEnergy Corp., 4.25%, 3/15/23	2,730,000	2,716,694
Florida Power Corp., 3.85%, 11/15/42	2,670,000	2,542,329
Georgia Power Co., 4.30%, 3/15/42	1,590,000	1,595,290
Ipalco Enterprises, Inc., 5.00%, 5/1/18	3,010,000	3,186,837
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	3,070,000	3,362,332
Nisource Finance Corp., 4.45%, 12/1/21	1,600,000	1,720,125
Nisource Finance Corp., 5.65%, 2/1/45	1,760,000	2,008,311
PacifiCorp, 6.00%, 1/15/39	2,340,000	2,977,531
Potomac Electric Power Co., 3.60%, 3/15/24	1,700,000	1,752,368
Progress Energy, Inc., 3.15%, 4/1/22	2,690,000	2,704,456
Public Service Company of Colorado, 4.75%, 8/15/41	100,000	110,362
San Diego Gas & Electric Co., 3.00%, 8/15/21	1,470,000	1,505,220
Sempra Energy, 6.50%, 6/1/16	2,090,000	2,281,206
Sempra Energy, 2.875%, 10/1/22	1,070,000	1,045,701
Southern Power Co., 5.15%, 9/15/41	1,100,000	1,209,298
Xcel Energy, Inc., 4.80%, 9/15/41	1,410,000	1,554,364
		75,646,915
16

	Principal Amount	Value
Multiline Retail — 0.1%
Macy's Retail Holdings, Inc., 3.625%, 6/1/24	$3,600,000	$3,569,663
Target Corp., 4.00%, 7/1/42	1,570,000	1,462,907
		5,032,570
Oil, Gas and Consumable Fuels — 2.5%
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	1,170,000	1,208,025
Anadarko Petroleum Corp., 5.95%, 9/15/16	1,860,000	2,029,701
Anadarko Petroleum Corp., 6.45%, 9/15/36	1,570,000	1,919,305
Apache Corp., 4.75%, 4/15/43	1,000,000	1,003,229
Chesapeake Energy Corp., 4.875%, 4/15/22	3,030,000	3,060,300
Chevron Corp., 2.43%, 6/24/20	1,500,000	1,518,615
Cimarex Energy Co., 4.375%, 6/1/24	1,690,000	1,703,013
CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	500,000	465,633
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	2,000,000	2,031,566
Concho Resources, Inc., 7.00%, 1/15/21	4,355,000	4,670,737
ConocoPhillips Holding Co., 6.95%, 4/15/29	1,889,000	2,528,774
Continental Resources, Inc., 5.00%, 9/15/22	3,530,000	3,728,562
Continental Resources, Inc., 4.90%, 6/1/44	2,440,000	2,387,823
Denbury Resources, Inc., 4.625%, 7/15/23	3,010,000	2,799,300
Devon Energy Corp., 1.875%, 5/15/17	1,000,000	1,010,630
Devon Energy Corp., 5.60%, 7/15/41	1,870,000	2,092,178
Ecopetrol SA, 4.125%, 1/16/25	1,220,000	1,183,400
EOG Resources, Inc., 4.10%, 2/1/21	2,390,000	2,584,926
Hess Corp., 6.00%, 1/15/40	1,280,000	1,529,005
Marathon Petroleum Corp., 3.50%, 3/1/16	1,660,000	1,717,766
Newfield Exploration Co., 6.875%, 2/1/20	3,570,000	3,739,575
Newfield Exploration Co., 5.75%, 1/30/22	2,620,000	2,823,050
Noble Energy, Inc., 4.15%, 12/15/21	4,080,000	4,332,960
Peabody Energy Corp., 7.375%, 11/1/16	1,580,000	1,682,700
Pemex Project Funding Master Trust, 6.625%, 6/15/35	1,510,000	1,759,905
Petro-Canada, 6.80%, 5/15/38	2,340,000	3,085,150
Petrobras Global Finance BV, 5.625%, 5/20/43	1,790,000	1,595,642
Petrobras International Finance Co., 5.75%, 1/20/20	4,120,000	4,321,991
Petrobras International Finance Co., 5.375%, 1/27/21	3,830,000	3,887,067
Petroleos Mexicanos, 3.125%, 1/23/19(1)	960,000	986,400
Petroleos Mexicanos, 6.00%, 3/5/20	3,600,000	4,113,000
Petroleos Mexicanos, 4.875%, 1/24/22	1,090,000	1,160,850
Petroleos Mexicanos, 6.50%, 6/2/41	1,760,000	2,044,592
Petroleos Mexicanos, 5.50%, 6/27/44	1,620,000	1,661,488
Phillips 66, 4.30%, 4/1/22	4,730,000	5,030,738
Pioneer Natural Resources Co., 3.95%, 7/15/22	1,140,000	1,157,889
Plains Exploration & Production Co., 6.875%, 2/15/23	1,411,000	1,605,013
Range Resources Corp., 6.75%, 8/1/20	3,340,000	3,515,350
Shell International Finance BV, 2.375%, 8/21/22	2,100,000	2,027,214
Shell International Finance BV, 3.625%, 8/21/42	1,780,000	1,632,143
Shell International Finance BV, 4.55%, 8/12/43	1,590,000	1,688,246

17

	Principal Amount	Value
Statoil ASA, 2.45%, 1/17/23	$3,670,000	$3,509,929
Statoil ASA, 3.95%, 5/15/43	1,060,000	1,014,511
Statoil ASA, 4.80%, 11/8/43	1,070,000	1,164,083
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20	2,030,000	2,131,500
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 8/1/21	2,030,000	2,161,950
Talisman Energy, Inc., 7.75%, 6/1/19	2,130,000	2,586,781
Tesoro Corp., 5.375%, 10/1/22	1,620,000	1,644,300
Total Capital SA, 2.125%, 8/10/18	2,550,000	2,584,693
Whiting Petroleum Corp., 5.00%, 3/15/19	2,300,000	2,363,250
		114,184,448
Paper and Forest Products — 0.2%
Domtar Corp., 4.40%, 4/1/22	3,030,000	3,090,564
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	4,410,000	4,991,057
International Paper Co., 6.00%, 11/15/41	2,370,000	2,705,386
		10,787,007
Pharmaceuticals — 0.7%
AbbVie, Inc., 1.75%, 11/6/17	5,390,000	5,376,083
AbbVie, Inc., 4.40%, 11/6/42	2,810,000	2,650,254
Actavis Funding SCS, 3.85%, 6/15/24(1)	1,420,000	1,379,662
Actavis, Inc., 1.875%, 10/1/17	2,370,000	2,351,459
Actavis, Inc., 3.25%, 10/1/22	1,430,000	1,382,043
Actavis, Inc., 4.625%, 10/1/42	1,420,000	1,302,407
Bristol-Myers Squibb Co., 3.25%, 8/1/42	2,100,000	1,765,432
Forest Laboratories, Inc., 4.375%, 2/1/19(1)	750,000	790,352
Forest Laboratories, Inc., 4.875%, 2/15/21(1)	3,370,000	3,600,693
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	1,230,000	1,208,147
Merck & Co., Inc., 2.40%, 9/15/22	2,270,000	2,170,522
Merck & Co., Inc., 3.60%, 9/15/42	220,000	200,799
Mylan, Inc., 5.40%, 11/29/43	560,000	595,729
Perrigo Co. plc, 4.00%, 11/15/23(1)	1,900,000	1,937,109
Roche Holdings, Inc., 6.00%, 3/1/19(1)	1,791,000	2,078,044
Roche Holdings, Inc., 3.35%, 9/30/24(1)	1,300,000	1,305,495
		30,094,230
Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp., 5.05%, 9/1/20	2,090,000	2,269,939
Boston Properties LP, 5.00%, 6/1/15	1,500,000	1,544,275
DDR Corp., 4.75%, 4/15/18	5,930,000	6,403,475
Digital Realty Trust LP, 4.50%, 7/15/15	860,000	877,213
Essex Portfolio LP, 3.625%, 8/15/22	3,120,000	3,156,470
Essex Portfolio LP, 3.375%, 1/15/23	1,430,000	1,411,197
Essex Portfolio LP, 3.25%, 5/1/23	1,010,000	979,791
HCP, Inc., 3.75%, 2/1/16	4,600,000	4,777,680
Health Care REIT, Inc., 2.25%, 3/15/18	960,000	969,433
Health Care REIT, Inc., 3.75%, 3/15/23	2,590,000	2,562,370
Hospitality Properties Trust, 4.65%, 3/15/24	4,830,000	4,905,111

18

	Principal Amount	Value
Hospitality Properties Trust, 4.50%, 3/15/25	$1,850,000	$1,827,304
Host Hotels & Resorts LP, 6.00%, 10/1/21	1,370,000	1,562,841
Host Hotels & Resorts LP, 3.75%, 10/15/23	1,450,000	1,436,915
Kilroy Realty LP, 3.80%, 1/15/23	5,200,000	5,218,132
Realty Income Corp., 4.125%, 10/15/26	1,090,000	1,089,529
Reckson Operating Partnership LP, 6.00%, 3/31/16	1,660,000	1,768,051
Senior Housing Properties Trust, 4.75%, 5/1/24	2,460,000	2,485,372
SL Green Realty Corp./SL Green Operating Partnership/Reckson Operating Partnership LP, 7.75%, 3/15/20	2,805,000	3,339,597
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	2,960,000	3,040,252
		51,624,947
Road and Rail — 0.6%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	4,310,000	4,535,861
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	1,480,000	1,595,597
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	2,780,000	2,999,689
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	1,530,000	1,526,496
CSX Corp., 4.25%, 6/1/21	1,400,000	1,521,722
CSX Corp., 3.70%, 11/1/23	1,840,000	1,900,380
Norfolk Southern Corp., 5.75%, 4/1/18	2,560,000	2,897,352
Norfolk Southern Corp., 3.25%, 12/1/21	2,000,000	2,042,396
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(1)	3,420,000	3,490,585
Union Pacific Corp., 4.00%, 2/1/21	1,810,000	1,962,512
Union Pacific Corp., 4.75%, 9/15/41	1,020,000	1,105,778
		25,578,368
Software — 0.3%
Activision Blizzard, Inc., 5.625%, 9/15/21(1)	2,180,000	2,272,650
Intuit, Inc., 5.75%, 3/15/17	5,123,000	5,656,192
Oracle Corp., 2.50%, 10/15/22	1,880,000	1,799,130
Oracle Corp., 3.625%, 7/15/23	570,000	586,235
Oracle Corp., 3.40%, 7/8/24	2,430,000	2,424,073
		12,738,280
Specialty Retail — 0.3%
Home Depot, Inc. (The), 5.95%, 4/1/41	3,720,000	4,651,306
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	4,150,000	4,419,750
United Rentals North America, Inc., 5.75%, 7/15/18	4,390,000	4,598,525
		13,669,581
Technology Hardware, Storage and Peripherals — 0.2%
Dell, Inc., 2.30%, 9/10/15	2,040,000	2,055,300
Dell, Inc., 3.10%, 4/1/16	820,000	828,200
Hewlett-Packard Co., 4.30%, 6/1/21	4,070,000	4,326,675
Seagate HDD Cayman, 4.75%, 6/1/23	3,660,000	3,705,750
		10,915,925
Textiles, Apparel and Luxury Goods — 0.2%
Hanesbrands, Inc., 6.375%, 12/15/20	4,164,000	4,413,840
L Brands, Inc., 6.90%, 7/15/17	1,830,000	2,033,587
PVH Corp., 4.50%, 12/15/22	2,920,000	2,868,900
		9,316,327

19

	Principal Amount	Value
Tobacco — 0.2%
Altria Group, Inc., 2.85%, 8/9/22	$5,270,000	$5,057,846
Philip Morris International, Inc., 4.125%, 5/17/21	3,860,000	4,174,783
		9,232,629
Wireless Telecommunication Services — 0.4%
America Movil SAB de CV, 5.00%, 3/30/20	1,200,000	1,319,172
America Movil SAB de CV, 3.125%, 7/16/22	4,460,000	4,342,167
Sprint Communications, 6.00%, 12/1/16	2,210,000	2,328,788
Sprint Communications, 9.00%, 11/15/18(1)	2,320,000	2,688,300
T-Mobile USA, Inc., 6.46%, 4/28/19	3,850,000	4,008,812
Vodafone Group plc, 5.625%, 2/27/17	3,320,000	3,641,505
		18,328,744
TOTAL CORPORATE BONDS (Cost $1,370,248,779)		1,414,812,861
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 29.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 4.5%
FHLMC, VRN, 1.74%, 10/15/14	4,210,600	4,266,302
FHLMC, VRN, 1.84%, 10/15/14	8,698,681	8,847,435
FHLMC, VRN, 1.97%, 10/15/14	6,292,340	6,452,348
FHLMC, VRN, 1.98%, 10/15/14	7,112,254	7,248,830
FHLMC, VRN, 2.08%, 10/15/14	12,258,409	12,349,108
FHLMC, VRN, 2.35%, 10/15/14	13,108,348	13,073,343
FHLMC, VRN, 2.375%, 10/15/14	15,054,282	16,135,942
FHLMC, VRN, 2.40%, 10/15/14	2,199,453	2,364,157
FHLMC, VRN, 2.55%, 10/15/14	1,992,212	2,095,509
FHLMC, VRN, 2.87%, 10/15/14	2,177,509	2,235,057
FHLMC, VRN, 3.24%, 10/15/14	2,979,397	3,156,848
FHLMC, VRN, 3.30%, 10/15/14	5,518,624	5,803,543
FHLMC, VRN, 3.55%, 10/15/14	2,350,515	2,506,316
FHLMC, VRN, 3.79%, 10/15/14	2,901,530	3,053,636
FHLMC, VRN, 3.80%, 10/15/14	5,753,199	6,048,555
FHLMC, VRN, 3.99%, 10/15/14	1,256,384	1,322,792
FHLMC, VRN, 4.08%, 10/15/14	3,670,489	3,876,651
FHLMC, VRN, 4.34%, 10/15/14	4,400,279	4,630,279
FHLMC, VRN, 5.13%, 10/15/14	1,299,899	1,385,536
FHLMC, VRN, 5.21%, 10/15/14	2,213,641	2,319,357
FHLMC, VRN, 5.40%, 10/15/14	3,242,856	3,444,325
FHLMC, VRN, 5.77%, 10/15/14	8,011,148	8,497,402
FHLMC, VRN, 5.94%, 10/15/14	6,654,615	7,060,594
FHLMC, VRN, 6.12%, 10/15/14	3,301,711	3,516,480
FNMA, VRN, 1.90%, 10/25/14	1,893,673	2,014,578
FNMA, VRN, 1.92%, 10/25/14	1,555,679	1,642,127
FNMA, VRN, 1.94%, 10/25/14	7,861,241	8,394,446
FNMA, VRN, 1.94%, 10/25/14	13,369,817	14,233,341
FNMA, VRN, 1.94%, 10/25/14	4,215,652	4,515,838
FNMA, VRN, 1.94%, 10/25/14	9,986,758	10,537,216
FNMA, VRN, 2.34%, 10/25/14	888,315	950,384

20

	Principal Amount	Value
FNMA, VRN, 2.71%, 10/25/14	$9,598,537	$9,798,139
FNMA, VRN, 3.08%, 10/25/14	3,037,212	3,169,900
FNMA, VRN, 3.34%, 10/25/14	2,568,168	2,753,132
FNMA, VRN, 3.36%, 10/25/14	1,964,236	2,039,587
FNMA, VRN, 3.76%, 10/25/14	4,178,879	4,393,867
FNMA, VRN, 3.92%, 10/25/14	5,966,391	6,280,182
FNMA, VRN, 5.27%, 10/25/14	4,366,368	4,652,159
FNMA, VRN, 6.04%, 10/25/14	870,084	938,773
		208,004,014
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 24.6%
FHLMC, 6.50%, 6/1/16	6,205	6,407
FHLMC, 6.50%, 6/1/16	13,670	14,064
FHLMC, 5.00%, 11/1/17	143,101	151,038
FHLMC, 4.50%, 1/1/19	25,474	26,880
FHLMC, 5.00%, 1/1/21	1,871,422	2,011,462
FHLMC, 5.00%, 4/1/21	411,715	440,673
FHLMC, 7.00%, 9/1/27	4,176	4,885
FHLMC, 6.50%, 1/1/28	6,545	7,573
FHLMC, 7.00%, 2/1/28	1,073	1,231
FHLMC, 6.50%, 3/1/29	38,639	44,972
FHLMC, 6.50%, 6/1/29	36,315	41,350
FHLMC, 7.00%, 8/1/29	4,422	4,977
FHLMC, 5.00%, 4/1/31	7,746,114	8,596,858
FHLMC, 5.00%, 5/1/31	8,738,371	9,698,139
FHLMC, 6.50%, 5/1/31	1,028	1,164
FHLMC, 6.50%, 5/1/31	25,870	29,402
FHLMC, 6.50%, 6/1/31	638	723
FHLMC, 6.50%, 6/1/31	707	801
FHLMC, 6.50%, 6/1/31	107	121
FHLMC, 6.50%, 6/1/31	1,323	1,497
FHLMC, 6.50%, 6/1/31	2,894	3,276
FHLMC, 5.50%, 12/1/33	545,889	615,593
FHLMC, 6.00%, 9/1/35	8,256,182	9,419,558
FHLMC, 5.50%, 12/1/37	529,937	590,989
FHLMC, 5.50%, 1/1/38	1,355,587	1,505,230
FHLMC, 6.00%, 2/1/38	5,135,349	5,794,851
FHLMC, 5.50%, 4/1/38	1,644,280	1,831,970
FHLMC, 6.00%, 8/1/38	218,331	247,227
FHLMC, 6.50%, 7/1/47	17,007	18,659
FNMA, 3.00%, 10/14/14(4)	45,000,000	44,363,670
FNMA, 3.50%, 10/14/14(4)	70,000,000	71,558,594
FNMA, 4.00%, 10/14/14(4)	154,000,000	162,313,587
FNMA, 4.50%, 10/14/14(4)	55,000,000	59,348,435
FNMA, 5.00%, 10/14/14(4)	96,000,000	105,975,000
FNMA, 5.50%, 10/14/14(4)	37,000,000	41,220,311
FNMA, 5.50%, 12/1/16	63,198	66,921

21

	Principal Amount	Value
FNMA, 5.50%, 12/1/16	$17,156	$18,165
FNMA, 5.00%, 6/1/18	1,554,436	1,641,659
FNMA, 4.50%, 5/1/19	502,506	532,272
FNMA, 6.50%, 1/1/26	28,358	32,362
FNMA, 7.00%, 12/1/27	5,537	6,227
FNMA, 6.50%, 1/1/28	4,433	5,023
FNMA, 7.50%, 4/1/28	21,820	24,774
FNMA, 7.00%, 5/1/28	20,983	22,293
FNMA, 7.00%, 6/1/28	769	841
FNMA, 6.50%, 1/1/29	5,837	6,766
FNMA, 6.50%, 4/1/29	16,021	18,155
FNMA, 7.00%, 7/1/29	10,756	11,998
FNMA, 7.50%, 7/1/29	48,868	54,899
FNMA, 7.50%, 9/1/30	13,522	16,230
FNMA, 6.625%, 11/15/30	38,280,000	54,493,264
FNMA, 5.00%, 6/1/31	6,840,359	7,630,270
FNMA, 5.00%, 7/1/31	11,007,809	12,279,026
FNMA, 7.00%, 9/1/31	81,936	92,979
FNMA, 6.50%, 1/1/32	31,526	35,717
FNMA, 6.50%, 8/1/32	4,516	5,118
FNMA, 6.50%, 8/1/32	96,053	110,724
FNMA, 5.50%, 2/1/33	5,198,911	5,836,971
FNMA, 5.00%, 6/1/33	5,617,899	6,217,127
FNMA, 5.50%, 6/1/33	289,209	324,437
FNMA, 5.50%, 7/1/33	1,829,921	2,055,226
FNMA, 5.00%, 8/1/33	883,215	977,189
FNMA, 5.50%, 8/1/33	630,025	704,839
FNMA, 5.50%, 9/1/33	894,454	1,013,235
FNMA, 5.00%, 11/1/33	3,414,754	3,779,586
FNMA, 6.00%, 12/1/33	2,460,819	2,779,108
FNMA, 5.50%, 1/1/34	828,268	929,770
FNMA, 5.50%, 2/1/34	3,207,437	3,611,529
FNMA, 5.00%, 3/1/34	1,989,922	2,202,195
FNMA, 4.50%, 1/1/35	12,982,653	14,064,478
FNMA, 5.00%, 4/1/35	4,994,381	5,526,211
FNMA, 5.00%, 6/1/35	3,733,567	4,131,021
FNMA, 5.00%, 7/1/35	6,972,287	7,716,358
FNMA, 5.00%, 8/1/35	235,688	260,900
FNMA, 4.50%, 9/1/35	923,846	998,616
FNMA, 5.00%, 10/1/35	2,099,564	2,322,045
FNMA, 5.50%, 12/1/35	10,297,210	11,542,424
FNMA, 5.00%, 2/1/36	1,320,266	1,460,504
FNMA, 5.50%, 4/1/36	1,438,954	1,605,774
FNMA, 5.50%, 5/1/36	2,886,477	3,227,518
FNMA, 5.50%, 7/1/36	740,619	827,405
FNMA, 5.50%, 2/1/37	397,668	443,303

22

	Principal Amount	Value
FNMA, 5.50%, 5/1/37	$830,732	$924,830
FNMA, 6.00%, 8/1/37	1,198,701	1,371,846
FNMA, 6.50%, 8/1/37	485,378	566,763
FNMA, 6.00%, 9/1/37	5,194,916	5,866,839
FNMA, 6.00%, 11/1/37	7,220,377	8,261,551
FNMA, 5.50%, 12/1/37	3,753,549	4,178,718
FNMA, 5.50%, 2/1/38	820,117	913,013
FNMA, 5.50%, 6/1/38	1,515,467	1,700,734
FNMA, 6.00%, 9/1/38	180,837	198,113
FNMA, 6.00%, 11/1/38	106,000	116,053
FNMA, 5.50%, 12/1/38	3,003,461	3,353,666
FNMA, 5.00%, 1/1/39	2,029,034	2,256,702
FNMA, 5.50%, 1/1/39	16,403,082	18,261,076
FNMA, 4.50%, 2/1/39	3,462,090	3,740,542
FNMA, 5.00%, 2/1/39	7,598,381	8,464,928
FNMA, 4.50%, 4/1/39	5,335,979	5,828,051
FNMA, 4.50%, 5/1/39	13,183,129	14,463,284
FNMA, 6.50%, 5/1/39	3,849,952	4,362,524
FNMA, 5.00%, 8/1/39	6,885,246	7,670,495
FNMA, 4.50%, 10/1/39	21,185,293	23,143,283
FNMA, 4.00%, 10/1/40	19,761,360	20,964,314
FNMA, 4.50%, 11/1/40	18,803,601	20,484,239
FNMA, 4.00%, 8/1/41	18,504,262	19,608,604
FNMA, 4.50%, 9/1/41	12,747,737	13,801,508
FNMA, 3.50%, 10/1/41	23,280,768	23,847,848
FNMA, 3.50%, 6/1/42	41,737,783	42,823,484
FNMA, 6.50%, 8/1/47	76,482	84,372
FNMA, 6.50%, 8/1/47	100,853	111,200
FNMA, 6.50%, 9/1/47	256,831	283,300
FNMA, 6.50%, 9/1/47	10,652	11,757
FNMA, 6.50%, 9/1/47	38,488	42,467
FNMA, 6.50%, 9/1/47	55,897	61,694
FNMA, 6.50%, 9/1/47	14,944	16,483
GNMA, 7.00%, 11/15/22	12,808	13,885
GNMA, 7.00%, 4/20/26	3,964	4,579
GNMA, 7.50%, 8/15/26	8,176	9,614
GNMA, 8.00%, 8/15/26	3,893	4,490
GNMA, 7.50%, 5/15/27	8,268	9,224
GNMA, 8.00%, 6/15/27	11,610	12,142
GNMA, 7.50%, 11/15/27	1,867	1,929
GNMA, 7.00%, 2/15/28	3,903	3,979
GNMA, 7.50%, 2/15/28	3,469	3,566
GNMA, 6.50%, 3/15/28	12,273	13,931
GNMA, 7.00%, 4/15/28	2,062	2,070
GNMA, 6.50%, 5/15/28	1,000	1,134
GNMA, 6.50%, 5/15/28	33,483	38,005

23

	Principal Amount	Value
GNMA, 7.00%, 12/15/28	$6,644	$6,941
GNMA, 7.00%, 5/15/31	38,037	44,196
GNMA, 4.50%, 8/15/33	2,651,034	2,904,444
GNMA, 6.00%, 9/20/38	2,016,239	2,274,672
GNMA, 5.50%, 11/15/38	4,166,886	4,680,394
GNMA, 5.50%, 11/15/38	1,941,307	2,179,405
GNMA, 6.00%, 1/20/39	579,482	653,927
GNMA, 5.00%, 3/20/39	3,970,539	4,413,304
GNMA, 4.50%, 4/15/39	5,982,236	6,500,272
GNMA, 4.50%, 11/15/39	31,920,415	35,048,561
GNMA, 4.50%, 1/15/40	3,209,565	3,494,775
GNMA, 4.00%, 7/15/40	5,727,777	6,089,011
GNMA, 4.00%, 11/20/40	45,362,726	48,298,599
GNMA, 4.50%, 12/15/40	9,801,119	10,762,175
GNMA, 4.50%, 7/20/41	14,431,506	15,722,802
GNMA, 3.50%, 6/20/42	15,178,030	15,725,252
GNMA, 3.50%, 7/20/42	23,263,084	24,101,804
		1,128,357,982
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,312,683,627)		1,336,361,996
U.S. TREASURY SECURITIES — 18.6%
U.S. Treasury Bonds, 10.625%, 8/15/15	19,570,000	21,365,704
U.S. Treasury Bonds, 6.75%, 8/15/26	6,000,000	8,528,436
U.S. Treasury Bonds, 6.125%, 11/15/27	13,206,000	18,156,190
U.S. Treasury Bonds, 5.50%, 8/15/28	8,000,000	10,506,248
U.S. Treasury Bonds, 5.25%, 2/15/29	12,500,000	16,103,513
U.S. Treasury Bonds, 5.375%, 2/15/31	25,100,000	33,239,855
U.S. Treasury Bonds, 4.375%, 11/15/39	21,250,000	25,938,281
U.S. Treasury Bonds, 4.625%, 2/15/40	23,250,000	29,456,657
U.S. Treasury Bonds, 4.375%, 5/15/41	11,500,000	14,111,754
U.S. Treasury Bonds, 2.75%, 11/15/42	19,500,000	17,848,584
U.S. Treasury Bonds, 2.875%, 5/15/43	6,000,000	5,623,128
U.S. Treasury Bonds, 3.125%, 8/15/44	10,000,000	9,842,190
U.S. Treasury Notes, 2.25%, 1/31/15	60,000,000	60,440,640
U.S. Treasury Notes, 0.375%, 11/15/15(5)	10,000,000	10,021,090
U.S. Treasury Notes, 2.125%, 12/31/15	4,000,000	4,094,064
U.S. Treasury Notes, 0.50%, 6/15/16	10,000,000	10,009,960
U.S. Treasury Notes, 1.50%, 6/30/16	15,000,000	15,266,010
U.S. Treasury Notes, 0.875%, 11/30/16	16,500,000	16,561,232
U.S. Treasury Notes, 0.625%, 12/15/16	22,800,000	22,753,693
U.S. Treasury Notes, 0.875%, 2/28/17	60,000,000	60,070,320
U.S. Treasury Notes, 0.50%, 7/31/17	68,000,000	66,990,608
U.S. Treasury Notes, 2.375%, 7/31/17	59,000,000	61,207,898
U.S. Treasury Notes, 0.75%, 10/31/17	7,550,000	7,456,803
U.S. Treasury Notes, 1.875%, 10/31/17	53,600,000	54,785,042
U.S. Treasury Notes, 0.875%, 1/31/18	42,000,000	41,453,664
U.S. Treasury Notes, 2.625%, 4/30/18	7,700,000	8,040,486

24

		Principal Amount	Value
U.S. Treasury Notes, 1.00%, 5/31/18		$40,640,000	$40,044,705
U.S. Treasury Notes, 1.375%, 6/30/18		15,360,000	15,321,001
U.S. Treasury Notes, 1.375%, 11/30/18		35,000,000	34,712,895
U.S. Treasury Notes, 1.75%, 9/30/19		85,000,000	84,910,325
U.S. Treasury Notes, 2.125%, 9/30/21		30,000,000	29,819,520
TOTAL U.S. TREASURY SECURITIES (Cost $837,552,605)			854,680,496
SOVEREIGN GOVERNMENTS AND AGENCIES — 9.0%
Belgium — 4.5%
Belgium Government Bond, 4.25%, 9/28/22	EUR	107,490,000	171,106,909
Belgium Government Bond, 3.75%, 6/22/45		22,692,000	37,348,238
			208,455,147
Brazil — 0.2%
Brazilian Government International Bond, 5.875%, 1/15/19		$4,030,000	4,553,900
Brazilian Government International Bond, 4.875%, 1/22/21		1,780,000	1,901,040
Brazilian Government International Bond, 2.625%, 1/5/23		3,660,000	3,303,150
Brazilian Government International Bond, 4.25%, 1/7/25		1,320,000	1,308,450
			11,066,540
Chile — 0.1%
Chile Government International Bond, 3.25%, 9/14/21		2,580,000	2,657,400
Chile Government International Bond, 3.625%, 10/30/42		1,500,000	1,320,000
			3,977,400
Colombia — 0.2%
Colombia Government International Bond, 4.375%, 7/12/21		5,510,000	5,840,600
Colombia Government International Bond, 6.125%, 1/18/41		1,200,000	1,411,800
			7,252,400
Italy — 0.1%
Italy Government International Bond, 6.875%, 9/27/23		1,920,000	2,469,331
Mexico — 0.4%
Mexico Government International Bond, 5.625%, 1/15/17		920,000	1,006,480
Mexico Government International Bond, MTN, 5.95%, 3/19/19		7,100,000	8,122,400
Mexico Government International Bond, 5.125%, 1/15/20		3,290,000	3,660,125
Mexico Government International Bond, 6.05%, 1/11/40		1,480,000	1,753,800
Mexico Government International Bond, MTN, 4.75%, 3/8/44		6,350,000	6,318,250
			20,861,055
Norway — 1.7%
Norway Government Bond, 3.75%, 5/25/21	NOK	453,000,000	78,375,049
Peru — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37		$680,000	860,200
Peruvian Government International Bond, 5.625%, 11/18/50		2,640,000	2,996,400
			3,856,600
Philippines — 0.2%
Philippine Government International Bond, 4.00%, 1/15/21		4,170,000	4,404,563
Philippine Government International Bond, 6.375%, 10/23/34		2,840,000	3,585,500
			7,990,063

25

		Principal Amount	Value
Poland — 0.1%
Poland Government International Bond, 5.125%, 4/21/21		$2,400,000	$2,678,280
Poland Government International Bond, 3.00%, 3/17/23		1,290,000	1,250,500
			3,928,780
South Africa†
South Africa Government International Bond, 4.67%, 1/17/24		1,500,000	1,518,750
South Korea — 0.2%
Export-Import Bank of Korea, 3.75%, 10/20/16		3,690,000	3,886,965
Korea Development Bank (The), 3.25%, 3/9/16		3,480,000	3,587,702
Korea Development Bank (The), 4.00%, 9/9/16		2,470,000	2,603,200
			10,077,867
Sweden — 1.1%
Sweden Government Bond, 3.50%, 6/1/22	SEK	312,000,000	50,642,492
Turkey — 0.1%
Turkey Government International Bond, 3.25%, 3/23/23		$4,150,000	3,750,563
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		1,630,000	1,389,575
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $417,449,729)			415,611,612
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 6.5%
Private Sponsor Collateralized Mortgage Obligations — 5.5%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.56%, 10/1/14		5,004,032	5,039,025
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37		1,771,955	1,404,062
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 2.61%, 10/1/14		3,544,799	3,594,967
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19		1,794,754	1,843,118
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 2.68%, 10/1/14		3,868,154	3,884,555
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35		5,587,991	5,852,792
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.65%, 10/1/14		5,384,644	5,427,258
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37		1,832,731	1,927,895
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.18%, 10/1/14		7,370,246	7,370,629
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.21%, 10/1/14		2,553,740	2,535,271
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-35, Class 1A3 SEQ, 5.00%, 9/25/18		606,912	625,838
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34		3,834,681	4,057,401
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34		1,495,976	1,607,820
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35		196,382	192,502
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35		803,271	797,007

26

	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.53%, 10/1/14	$991,829	$995,152
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.24%, 10/1/14	8,140,677	8,147,344
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.15%, 10/1/14	3,937,550	3,872,854
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.09%, 10/1/14	4,036,854	4,058,561
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.65%, 10/1/14	6,754,238	6,762,499
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.61%, 10/1/14	7,418,394	7,453,238
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.66%, 10/1/14	9,243,366	9,343,740
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	867,808	875,893
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 5.24%, 10/1/14	3,077,506	3,125,229
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.56%, 10/1/14	2,959,536	2,994,340
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.53%, 10/1/14	5,343,163	5,242,885
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.65%, 10/1/14	4,543,053	4,689,257
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 10/1/14(1)	4,550,744	4,504,631
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.64%, 10/1/14	3,357,511	3,438,203
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.13%, 10/25/14	4,581,519	4,568,544
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.47%, 10/1/14	6,478,230	6,399,542
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.56%, 10/1/14	1,602,068	1,616,739
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 10/1/14	1,740,595	1,759,705
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, VRN, 4.00%, 10/1/14(1)	4,038,823	4,197,930
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.39%, 10/1/14	1,061,099	1,089,863
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.39%, 10/1/14	9,312,609	9,396,535
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.89%, 10/25/14	5,191,563	5,091,210
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	1,354,335	1,455,295
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.41%, 10/1/14	6,769,118	6,778,994
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.64%, 10/1/14	1,359,146	1,378,224
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 2.62%, 10/1/14	1,290,946	1,299,345
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.62%, 10/1/14	5,224,221	5,368,514
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.61%, 10/1/14	9,638,854	9,844,442

27

	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	$673,245	$689,414
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 1A11, 5.50%, 10/25/35	3,804,229	4,003,881
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	3,832,849	4,044,024
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.61%, 10/1/14	6,844,513	6,997,977
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.61%, 10/1/14	11,231,454	11,542,173
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.61%, 10/1/14	2,323,749	2,353,630
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.35%, 10/1/14	1,991,064	2,045,583
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.61%, 10/1/14	881,489	900,882
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 5.07%, 10/1/14	5,534,212	5,668,065
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR8, Class 2A1, VRN, 2.60%, 10/1/14	1,568,062	1,583,120
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	6,368,742	6,763,229
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	5,708,694	5,964,701
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	2,454,083	2,474,839
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	2,298,082	2,399,694
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.62%, 10/1/14	1,596,447	1,486,802
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	2,686,151	2,743,015
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	4,456,857	4,628,792
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	2,929,801	3,040,598
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	1,030,758	1,069,193
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-9, Class 1A8, 5.50%, 7/25/37	2,541,272	2,579,957
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.11%, 10/1/14	3,617,328	3,648,162
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	4,958,748	5,243,219
		253,779,798
U.S. Government Agency Collateralized Mortgage Obligations — 1.0%
FHLB, Series 00-1239, Class 1, 4.81%, 8/20/15	343,689	354,197
FHLMC, Series 2684, Class FP, VRN, 0.65%, 10/15/14	3,797,456	3,816,392
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	1,107,315	1,197,675
FHLMC, Series 3397, Class GF, VRN, 0.65%, 10/15/14	2,312,593	2,334,750
FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19	4,430	4,889
FNMA, Series 2006-43, Class FM, VRN, 0.45%, 10/25/14	2,687,109	2,694,141
FNMA, Series 2007-36, Class FB, VRN, 0.55%, 10/25/14	5,444,999	5,484,783
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	24,825,000	24,813,940

28

	Principal Amount	Value
GNMA, Series 2007-5, Class FA, VRN, 0.29%, 10/20/14	$5,134,966	$5,114,200
		45,814,967
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $295,123,374)		299,594,765
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 5.7%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 10/1/14	4,550,000	4,743,887
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(1)	18,550,000	18,302,330
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 0.95%, 10/15/14(1)	11,275,000	11,279,341
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	14,000,000	13,869,562
COMM Mortgage Trust, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	13,475,000	13,942,454
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 0.95%, 10/15/14(1)	11,015,000	11,032,343
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	9,966,000	10,592,901
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, 4.19%, 10/10/47	10,025,000	10,450,326
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 10/1/14	3,697,252	3,704,671
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 10/1/14	4,050,000	4,073,470
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	17,070,137	17,252,344
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	12,405,579	12,505,432
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(1)	17,792,000	18,340,607
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 10/10/14(1)	17,600,000	17,507,450
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 10/1/14	6,400,000	6,554,486
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class A4, 4.17%, 12/15/46	3,750,000	4,001,106
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class AS, 4.52%, 12/15/46	7,225,000	7,733,470
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4, SEQ, 4.57%, 1/15/31	1,553,094	1,596,456
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 10/11/14	2,875,000	2,886,340
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	3,826,601	3,840,863
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 10/11/14	15,000,000	15,461,557
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	12,312,374	12,327,506
Morgan Stanley Capital I, Series 2005-T19, Class A4A SEQ, 4.89%, 6/12/47	17,668,202	17,986,671
Morgan Stanley Capital I, Series 2014-CPT, Class C, VRN, 3.56%, 10/1/14(1)	10,960,000	11,087,191
VNDO Mortgage Trust, Series 2013-PENN, Class C, VRN, 4.08%, 10/1/14(1)	5,000,000	5,175,433

29

	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	$3,342,217	$3,339,025
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $259,221,452)		259,587,222
ASSET-BACKED SECURITIES(3) — 4.5%
Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class A SEQ, 3.15%, 3/20/17(1)	9,815,000	10,092,725
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A SEQ, 2.05%, 8/20/16(1)	9,425,000	9,509,264
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.83%, 2/15/16	1,204,740	1,210,944
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.40%, 10/15/14	12,000,000	11,952,798
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.58%, 10/7/14(1)	13,400,000	13,392,047
CNH Equipment Trust, Series 2013-B, Class A2 SEQ, 0.44%, 10/17/16	5,172,213	5,172,696
CNH Equipment Trust, Series 2014-B, Class A2 SEQ, 0.48%, 8/15/17	15,125,000	15,124,282
Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.51%, 10/15/14	10,900,000	10,916,372
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(1)	6,625,000	6,626,487
Enterprise Fleet Financing LLC, Series 2014-2, Class A2 SEQ, 1.05%, 3/20/20(1)	20,900,000	20,899,310
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B, VRN, 0.32%, 10/15/14	17,333,379	17,335,069
Hertz Fleet Lease Funding LP, Series 2013-3, Class A, VRN, 0.70%, 10/10/14(1)	10,000,000	10,019,255
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.55%, 10/10/14(1)	8,500,000	8,505,924
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	3,828,145	3,853,030
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	12,407,304	12,305,961
John Deere Owner Trust, Series 2014-A, Class A2 SEQ, 0.45%, 9/15/16	19,125,000	19,131,302
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	9,575,000	9,566,579
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/20/31(1)(2)	9,550,000	9,547,293
TAL Advantage LLC, Series 2014-1A, Class A, 3.51%, 2/22/39(1)	8,121,875	8,211,337
US Airways 2013-1 Class A Pass-Through Trust, 3.95%, 5/15/27	3,279,000	3,303,593
TOTAL ASSET-BACKED SECURITIES (Cost $206,704,948)		206,676,268
MUNICIPAL SECURITIES — 1.4%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	2,100,000	2,974,587
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-1, (Building Bonds), 6.92%, 4/1/40	1,694,000	2,288,425
California GO, (Building Bonds), 6.65%, 3/1/22	1,660,000	2,048,357
California GO, (Building Bonds), 7.55%, 4/1/39	1,325,000	1,940,542
California GO, (Building Bonds), 7.30%, 10/1/39	2,230,000	3,119,056
California GO, (Building Bonds), 7.60%, 11/1/40	1,055,000	1,565,905
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	5,602,000	5,455,284

30

	Principal Amount	Value
Kansas State Department of Transportation Highway Rev., Series 2010 A, (Building Bonds), 4.60%, 9/1/35	$1,665,000	$1,813,518
Los Angeles Community College District GO, (Building Bonds), 6.75%, 8/1/49	1,600,000	2,272,096
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	620,000	760,566
Los Angeles Unified School District GO, Series 2010 J, (Election of 2005), 5.98%, 5/1/27	1,000,000	1,231,790
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41	795,000	964,486
Metropolitan Transportation Authority Rev., Series 2010 C-1, (Building Bonds), 6.69%, 11/15/40	2,235,000	3,003,840
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	1,470,000	1,999,773
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	2,050,000	2,361,128
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	680,000	976,643
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	1,000,000	1,390,870
Ohio Water Development Authority Pollution Control Rev., Series 2010 B-2, (Building Bonds), 4.88%, 12/1/34	2,830,000	3,117,132
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	1,420,000	1,742,979
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49	1,385,000	1,624,605
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	2,000,000	2,178,840
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	1,000,000	1,000,900
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	3,695,000	4,468,216
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	2,385,000	2,944,712
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	2,620,000	2,936,051
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39	1,700,000	2,178,550
San Diego County Regional Airport Authority Rev., Series 2014 B, (Taxable Senior Consol Rental Car), 5.59%, 7/1/43	1,315,000	1,424,079
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	2,375,000	2,946,924
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	2,990,000	3,583,246
TOTAL MUNICIPAL SECURITIES (Cost $54,700,787)		66,313,100
U.S. GOVERNMENT AGENCY SECURITIES — 0.2%
FNMA, 2.625%, 9/6/24 (Cost $7,689,546)	7,760,000	7,640,193
TEMPORARY CASH INVESTMENTS — 2.6%
BNP Paribas Finance, Inc., 0.01%, 10/1/14(6)	88,261,000	88,260,753
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 3.125%, 11/30/15 - 5/15/19, valued at $16,515,205), in a joint trading account at 0.00%, dated 9/30/14, due 10/1/14 (Delivery value $16,184,204)		16,184,204

31

Value
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.375%, 8/31/15, valued at $13,217,004), in a joint trading account at 0.01%, dated 9/30/14, due 10/1/14 (Delivery value $12,947,368)	$12,947,364
TOTAL TEMPORARY CASH INVESTMENTS (Cost $117,392,568)	117,392,321
TOTAL INVESTMENT SECURITIES — 108.4% (Cost $4,878,767,415)	4,978,670,834
OTHER ASSETS AND LIABILITIES(7) — (8.4)%	(384,430,946)
TOTAL NET ASSETS — 100.0%	$4,594,239,888

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	37,313,017	EUR	28,805,022	Barclays Bank plc	11/21/14	$918,326
USD	209,228,572	EUR	158,722,934	Deutsche Bank	11/21/14	8,684,645
USD	1,450,567	EUR	1,142,746	HSBC Holdings plc	11/21/14	6,726
USD	2,619,284	EUR	2,020,000	UBS AG	11/21/14	67,045
GBP	24,933,166	USD	40,454,461	Deutsche Bank	11/21/14	(51,620)
GBP	192,058	USD	314,898	HSBC Holdings plc	11/21/14	(3,679)
USD	77,823,857	GBP	47,015,098	Deutsche Bank	11/21/14	1,638,445
USD	881,307	GBP	540,000	UBS AG	11/21/14	6,266
NOK	3,012,970	USD	475,157	HSBC Holdings plc	11/21/14	(7,015)
USD	81,216,014	NOK	502,916,767	Deutsche Bank	11/21/14	3,075,090
USD	388,200	NOK	2,507,775	HSBC Holdings plc	11/21/14	(1,446)
SEK	2,827,649	USD	396,975	HSBC Holdings plc	11/21/14	(5,183)
USD	51,417,561	SEK	357,708,318	Deutsche Bank	11/21/14	1,854,443
USD	153,583	SEK	1,113,141	HSBC Holdings plc	11/21/14	(651)
USD	880,000	SEK	6,243,358	UBS AG	11/21/14	14,937
						$16,196,329

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
1,078	U.S. Treasury 10-Year Notes	December 2014	$134,362,594	$873,449
94	U.S. Treasury Long Bonds	December 2014	12,963,187	126,101
397	U.S. Treasury Ultra Long Bonds	December 2014	60,542,500	504,662
			$207,868,281	$1,504,212

32

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
†    Category is less than 0.05% of total net assets.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $323,035,706, which represented 7.0% of total net assets.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	Forward commitment. Settlement date is indicated.

(5)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or forward commitments. At the period end, the aggregate value of securities pledged was $2,975,262.

(6)	The rate indicated is the yield to maturity at purchase.

(7)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

See Notes to Financial Statements.

33

Statement of Assets and Liabilities

SEPTEMBER 30, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $4,878,767,415)	$4,978,670,834
Cash	79,774,131
Foreign currency holdings, at value (cost of $5,902,044)	5,877,384
Receivable for investments sold	7,319,647
Receivable for capital shares sold	7,951,373
Receivable for variation margin on futures contracts	483,094
Unrealized appreciation on forward foreign currency exchange contracts	16,265,923
Interest receivable	29,917,368
5,126,259,754

Liabilities
Payable for investments purchased	523,704,272
Payable for capital shares redeemed	5,974,569
Unrealized depreciation on forward foreign currency exchange contracts	69,594
Accrued management fees	1,805,826
Distribution and service fees payable	145,110
Dividends payable	320,495
532,019,866

Net Assets	$4,594,239,888

Net Assets Consist of:
Capital paid in	$4,508,535,002
Distributions in excess of net investment income	(4,260,904)
Accumulated net realized loss	(27,485,805)
Net unrealized appreciation	117,451,595
$4,594,239,888

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$1,872,238,113	173,542,094	$10.79
Institutional Class	$2,302,545,794	213,422,187	$10.79
A Class	$289,789,849	26,856,387	$10.79*
B Class	$6,611,443	612,866	$10.79
C Class	$84,141,617	7,798,216	$10.79
R Class	$21,422,481	1,985,175	$10.79
R6 Class	$17,490,591	1,621,304	$10.79
*Maximum offering price $11.30 (net asset value divided by 0.955).

See Notes to Financial Statements.

34

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$64,064,034

Expenses:
Management fees	11,091,517
Distribution and service fees:
A Class	410,992
B Class	34,904
C Class	440,627
R Class	57,472
Trustees' fees and expenses	133,881
Other expenses	3,060
12,172,453

Net investment income (loss)	51,891,581

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	24,044,921
Futures contract transactions	(13,669,882)
Foreign currency transactions	9,483,541
19,858,580

Change in net unrealized appreciation (depreciation) on:
Investments	6,280,169
Futures contracts	644,390
Translation of assets and liabilities in foreign currencies	21,256,153
28,180,712

Net realized and unrealized gain (loss)	48,039,292

Net Increase (Decrease) in Net Assets Resulting from Operations	$99,930,873

See Notes to Financial Statements.

35

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED) AND YEAR ENDED MARCH 31, 2014
Increase (Decrease) in Net Assets	September 30, 2014	March 31, 2014
Operations
Net investment income (loss)	$51,891,581	$107,650,682
Net realized gain (loss)	19,858,580	(16,428,488)
Change in net unrealized appreciation (depreciation)	28,180,712	(146,971,932)
Net increase (decrease) in net assets resulting from operations	99,930,873	(55,749,738)

Distributions to Shareholders
From net investment income:
Investor Class	(21,142,271)	(40,981,112)
Institutional Class	(32,907,505)	(75,165,666)
A Class	(3,752,377)	(10,135,746)
B Class	(53,463)	(121,039)
C Class	(674,831)	(1,753,968)
R Class	(233,216)	(529,899)
R6 Class	(56,079)	(463)
From net realized gains:
Investor Class	—	(12,781,453)
Institutional Class	—	(19,279,274)
A Class	—	(3,211,473)
B Class	—	(62,535)
C Class	—	(846,101)
R Class	—	(200,342)
R6 Class	—	(202)
Decrease in net assets from distributions	(58,819,742)	(165,069,273)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	84,297,626	(1,353,755,687)

Net increase (decrease) in net assets	125,408,757	(1,574,574,698)

Net Assets
Beginning of period	4,468,831,131	6,043,405,829
End of period	$4,594,239,888	$4,468,831,131

Undistributed (distributions in excess of) net investment income	$(4,260,904)	$2,667,257

See Notes to Financial Statements.

36

Notes to Financial Statements

SEPTEMBER 30, 2014 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Diversified Bond Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek a high level of income by investing in non-money market debt securities.

The fund offers the Investor Class, the Institutional Class, the A Class, the B Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees. Sale of the R6 Class commenced on July 26, 2013.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been

37

declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there

38

are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. and American Century Strategic Asset Allocations, Inc. own, in aggregate, 16% of the shares of the fund.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2925% to 0.4100%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, B Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class and 0.0000% to 0.0600% for the R6 Class. The effective annual management fee for each class for the six months ended September 30, 2014 was 0.60% for the Investor Class, A Class, B Class, C Class and R Class, 0.40% for the Institutional Class and 0.35% for the R6 Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2014 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the trustees during the six months ended September 30, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

39

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended September 30, 2014 totaled $3,184,626,688, of which $2,581,949,205 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended September 30, 2014 totaled $3,094,693,615, of which $2,756,718,366 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2014		Year ended March 31, 2014(1)
	Shares	Amount	Shares	Amount
Investor Class
Sold	32,413,515	$350,008,619	39,028,142	$420,492,058
Issued in reinvestment of distributions	1,872,596	20,249,020	4,751,318	50,878,542
Redeemed	(12,516,913)	(135,187,848)	(61,203,955)	(657,207,543)
	21,769,198	235,069,791	(17,424,495)	(185,836,943)
Institutional Class
Sold	23,251,312	251,055,743	81,889,169	882,009,145
Issued in reinvestment of distributions	2,933,426	31,721,151	8,668,312	92,913,013
Redeemed	(35,391,815)	(383,249,812)	(165,891,100)	(1,771,950,013)
	(9,207,077)	(100,472,918)	(75,333,619)	(797,027,855)
A Class
Sold	3,848,422	41,518,942	7,043,378	75,889,953
Issued in reinvestment of distributions	329,654	3,565,073	1,168,616	12,529,358
Redeemed	(9,418,712)	(101,806,663)	(35,086,032)	(377,333,654)
	(5,240,636)	(56,722,648)	(26,874,038)	(288,914,343)
B Class
Sold	485	5,265	7,985	85,389
Issued in reinvestment of distributions	4,276	46,223	14,625	156,311
Redeemed	(67,580)	(730,460)	(282,356)	(3,030,621)
	(62,819)	(678,972)	(259,746)	(2,788,921)
C Class
Sold	357,216	3,861,399	894,082	9,676,421
Issued in reinvestment of distributions	48,079	519,853	178,053	1,905,258
Redeemed	(1,200,141)	(12,954,638)	(7,665,334)	(82,303,227)
	(794,846)	(8,573,386)	(6,593,199)	(70,721,548)
R Class
Sold	451,932	4,882,769	710,090	7,651,158
Issued in reinvestment of distributions	21,402	231,491	67,501	722,869
Redeemed	(649,287)	(7,031,508)	(1,571,044)	(16,865,769)
	(175,953)	(1,917,248)	(793,453)	(8,491,742)
R6 Class
Sold	1,651,633	17,947,905	2,332	25,000
Issued in reinvestment of distributions	5,184	56,079	63	665
Redeemed	(37,908)	(410,977)	—	—
	1,618,909	17,593,007	2,395	25,665
Net increase (decrease)	7,906,776	$84,297,626	(127,276,155)	$(1,353,755,687)

(1)	July 26, 2013 (commencement of sale) through March 31, 2014 for the R6 Class.

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$1,414,812,861	—
U.S. Government Agency Mortgage-Backed Securities	—	1,336,361,996	—
U.S. Treasury Securities	—	854,680,496	—
Sovereign Governments and Agencies	—	415,611,612	—
Collateralized Mortgage Obligations	—	299,594,765	—
Commercial Mortgage-Backed Securities	—	259,587,222	—
Asset-Backed Securities	—	206,676,268	—
Municipal Securities	—	66,313,100	—
U.S. Government Agency Securities	—	7,640,193	—
Temporary Cash Investments	—	117,392,321	—
	—	$4,978,670,834	—
Other Financial Instruments
Futures Contracts	$1,504,212	—	—
Forward Foreign Currency Exchange Contracts	—	$16,265,923	—
	$1,504,212	$16,265,923	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$(69,594)	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on

41

foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund’s average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was 583,951,547 contracts.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund’s average exposure to interest rate risk derivative instruments held during the period was 2,228 contracts.

Value of Derivative Instruments as of September 30, 2014

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$16,265,923	Unrealized depreciation on forward foreign currency exchange contracts	$69,594
Interest Rate Risk	Receivable for variation margin on futures contracts *	483,094	Payable for variation margin on futures contracts *	—
		$16,749,017		$69,594

*	Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2014

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	$9,998,973	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	$21,497,656
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(13,669,882)	Change in net unrealized appreciation (depreciation) on futures contracts	644,390
		$(3,670,909)		$22,142,046

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8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,878,888,543
Gross tax appreciation of investments	$130,995,985
Gross tax depreciation of investments	(31,213,694)
Net tax appreciation (depreciation) of investments	$99,782,291

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2014, the fund had accumulated short-term capital losses of $(45,031,395), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

43

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(3)	$10.69	0.12	0.12	0.24	(0.14)	—	(0.14)	$10.79	2.22%	0.60%(4)	0.60%(4)	2.22%(4)	2.22%(4)	65%	$1,872,238
2014	$11.08	0.22	(0.26)	(0.04)	(0.26)	(0.09)	(0.35)	$10.69	(0.35)%	0.60%	0.60%	2.01%	2.01%	140%	$1,622,821
2013	$11.01	0.24	0.20	0.44	(0.27)	(0.10)	(0.37)	$11.08	4.02%	0.60%	0.60%	2.11%	2.11%	115%	$1,875,447
2012	$10.70	0.33	0.51	0.84	(0.39)	(0.14)	(0.53)	$11.01	8.02%	0.61%	0.61%	2.95%	2.95%	91%	$1,733,194
2011	$10.64	0.34	0.17	0.51	(0.36)	(0.09)	(0.45)	$10.70	4.89%	0.60%	0.61%	3.13%	3.12%	65%	$2,510,294
2010	$10.29	0.37	0.39	0.76	(0.38)	(0.03)	(0.41)	$10.64	7.44%	0.58%	0.61%	3.47%	3.44%	79%	$1,850,363
Institutional Class
2014(3)	$10.69	0.13	0.12	0.25	(0.15)	—	(0.15)	$10.79	2.32%	0.40%(4)	0.40%(4)	2.42%(4)	2.42%(4)	65%	$2,302,546
2014	$11.08	0.24	(0.26)	(0.02)	(0.28)	(0.09)	(0.37)	$10.69	(0.15)%	0.40%	0.40%	2.21%	2.21%	140%	$2,380,507
2013	$11.01	0.26	0.21	0.47	(0.30)	(0.10)	(0.40)	$11.08	4.23%	0.40%	0.40%	2.31%	2.31%	115%	$3,302,704
2012	$10.70	0.34	0.52	0.86	(0.41)	(0.14)	(0.55)	$11.01	8.23%	0.41%	0.41%	3.15%	3.15%	91%	$2,694,616
2011	$10.64	0.36	0.17	0.53	(0.38)	(0.09)	(0.47)	$10.70	5.09%	0.40%	0.41%	3.33%	3.32%	65%	$1,422,399
2010	$10.29	0.39	0.39	0.78	(0.40)	(0.03)	(0.43)	$10.64	7.66%	0.38%	0.41%	3.67%	3.64%	79%	$911,584

44

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2014(3)	$10.69	0.11	0.11	0.22	(0.12)	—	(0.12)	$10.79	2.09%	0.85%(4)	0.85%(4)	1.97%(4)	1.97%(4)	65%	$289,790
2014	$11.09	0.19	(0.27)	(0.08)	(0.23)	(0.09)	(0.32)	$10.69	(0.69)%	0.85%	0.85%	1.76%	1.76%	140%	$343,248
2013	$11.01	0.21	0.21	0.42	(0.24)	(0.10)	(0.34)	$11.09	3.86%	0.85%	0.85%	1.86%	1.86%	115%	$653,771
2012	$10.71	0.30	0.50	0.80	(0.36)	(0.14)	(0.50)	$11.01	7.65%	0.86%	0.86%	2.70%	2.70%	91%	$675,514
2011	$10.64	0.31	0.19	0.50	(0.34)	(0.09)	(0.43)	$10.71	4.72%	0.85%	0.86%	2.88%	2.87%	65%	$640,980
2010	$10.29	0.34	0.39	0.73	(0.35)	(0.03)	(0.38)	$10.64	7.18%	0.83%	0.86%	3.22%	3.19%	79%	$711,445
B Class
2014(3)	$10.69	0.07	0.11	0.18	(0.08)	—	(0.08)	$10.79	1.71%	1.60%(4)	1.60%(4)	1.22%(4)	1.22%(4)	65%	$6,611
2014	$11.08	0.11	(0.26)	(0.15)	(0.15)	(0.09)	(0.24)	$10.69	(1.34)%	1.60%	1.60%	1.01%	1.01%	140%	$7,224
2013	$11.00	0.13	0.21	0.34	(0.16)	(0.10)	(0.26)	$11.08	2.99%	1.60%	1.60%	1.11%	1.11%	115%	$10,368
2012	$10.70	0.21	0.51	0.72	(0.28)	(0.14)	(0.42)	$11.00	6.94%	1.61%	1.61%	1.95%	1.95%	91%	$11,928
2011	$10.64	0.23	0.17	0.40	(0.25)	(0.09)	(0.34)	$10.70	3.85%	1.60%	1.61%	2.13%	2.12%	65%	$13,643
2010	$10.29	0.26	0.39	0.65	(0.27)	(0.03)	(0.30)	$10.64	6.38%	1.58%	1.61%	2.47%	2.44%	79%	$16,393
C Class
2014(3)	$10.69	0.07	0.11	0.18	(0.08)	—	(0.08)	$10.79	1.71%	1.60%(4)	1.60%(4)	1.22%(4)	1.22%(4)	65%	$84,142
2014	$11.09	0.11	(0.27)	(0.16)	(0.15)	(0.09)	(0.24)	$10.69	(1.43)%	1.60%	1.60%	1.01%	1.01%	140%	$91,892
2013	$11.01	0.13	0.21	0.34	(0.16)	(0.10)	(0.26)	$11.09	3.08%	1.60%	1.60%	1.11%	1.11%	115%	$168,357
2012	$10.70	0.22	0.51	0.73	(0.28)	(0.14)	(0.42)	$11.01	6.94%	1.61%	1.61%	1.95%	1.95%	91%	$172,879
2011	$10.64	0.23	0.17	0.40	(0.25)	(0.09)	(0.34)	$10.70	3.85%	1.60%	1.61%	2.13%	2.12%	65%	$163,760
2010	$10.29	0.26	0.39	0.65	(0.27)	(0.03)	(0.30)	$10.64	6.38%	1.58%	1.61%	2.47%	2.44%	79%	$187,027

45

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2014(3)	$10.70	0.09	0.11	0.20	(0.11)	—	(0.11)	$10.79	1.87%	1.10%(4)	1.10%(4)	1.72%(4)	1.72%(4)	65%	$21,422
2014	$11.09	0.16	(0.25)	(0.09)	(0.21)	(0.09)	(0.30)	$10.70	(0.84)%	1.10%	1.10%	1.51%	1.51%	140%	$23,114
2013	$11.01	0.18	0.22	0.40	(0.22)	(0.10)	(0.32)	$11.09	3.60%	1.10%	1.10%	1.61%	1.61%	115%	$32,758
2012	$10.71	0.27	0.51	0.78	(0.34)	(0.14)	(0.48)	$11.01	7.38%	1.11%	1.11%	2.45%	2.45%	91%	$31,886
2011	$10.64	0.29	0.18	0.47	(0.31)	(0.09)	(0.40)	$10.71	4.46%	1.10%	1.11%	2.63%	2.62%	65%	$26,787
2010	$10.29	0.31	0.39	0.70	(0.32)	(0.03)	(0.35)	$10.64	6.91%	1.08%	1.11%	2.97%	2.94%	79%	$14,516
R6 Class
2014(3)	$10.69	0.13	0.12	0.25	(0.15)	—	(0.15)	$10.79	2.35%	0.35%(4)	0.35%(4)	2.47%(4)	2.47%(4)	65%	$17,491
2014(5)	$10.72	0.17	0.09	0.26	(0.20)	(0.09)	(0.29)	$10.69	2.39%	0.35%(4)	0.35%(4)	2.33%(4)	2.33%(4)	140%(6)	$26

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2014 (unaudited).

(4)	Annualized.

(5)	July 26, 2013 (commencement of sale) through March 31, 2014.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2014.

See Notes to Financial Statements.

46

Approval of Management Agreement

At a meeting held on June 13, 2014, the Fund’s Board of Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

47

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

48

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was at the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the

49

Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

50

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

51

Notes

52

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-83904 1411

SEMIANNUAL REPORT	SEPTEMBER 30, 2014

NT Diversified Bond Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended September 30, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Mostly Positive Period for U.S. Government Bonds and Large-Cap Stocks, With Defensive Undertones

After experiencing a harsh U.S. winter, weaker-than-expected global economic conditions, and geopolitical turmoil in many regions, it’s not surprising that investors displayed defensive tendencies during this reporting period. The U.S. dollar, the U.S. Treasury market, and large-cap U.S. stocks benefited from “flight to quality” capital flows during 2014 as negative headlines emanated from some key emerging markets and the European economy. The 30-year U.S. Treasury bond was one of the top performers for the period, returning 8.74%, according to Barclays, on strong demand from institutions and non-U.S. investors, attracted by its relatively high yield compared with similar “safe haven” sovereign bond yields in other developed countries.

The S&P 500 Index advanced 6.42%, leading most other U.S. and non-U.S. equity indices. Large-cap U.S. growth stocks generally outperformed large-cap U.S. value, but both advanced, as well as relatively more defensive, more yield-oriented U.S. stock sectors such as utilities and REITs (real estate investment trusts). By contrast, small-cap stocks in the U.S. and non-U.S. developed country stocks across all capitalizations generally retreated. The Russell 2000 Index and the MSCI EAFE Index posted negative returns of -5.46% and -2.03%, respectively, in U.S. dollar terms, the latter affected in part by non-U.S. currency weakness compared with the dollar.

Global economic and geopolitical uncertainties could continue to support the relative appeal of the U.S. dollar and other U.S assets in coming months. But the anticipated end of the U.S. Federal Reserve’s monthly bond-buying program and the still-looming possibility of higher interest rates in 2015 point to potential U.S. market volatility ahead. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of September 30, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Institutional Class	ACLDX	2.27%	4.24%	4.22%	5.56%	5/12/06
Barclays U.S. Aggregate Bond Index	—	2.21%	3.96%	4.12%	5.28%	—
R6 Class	ACDDX	2.39%	4.39%	—	3.84%	7/26/13

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Institutional Class	R6 Class
0.40%	0.35%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

Fund Characteristics

SEPTEMBER 30, 2014
Portfolio at a Glance
Average Duration (effective)	5.2 years
Weighted Average Life	7.2 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	29.5%
U.S. Government Agency Mortgage-Backed Securities	28.3%
U.S. Treasury Securities	26.5%
Sovereign Governments and Agencies	8.7%
Collateralized Mortgage Obligations	6.2%
Commercial Mortgage-Backed Securities	5.4%
Asset-Backed Securities	5.0%
Municipal Securities	1.3%
U.S. Government Agency Securities	0.2%
Temporary Cash Investments	4.0%
Other Assets and Liabilities	(15.1)%*
*Amount relates primarily to payable for investments purchased, but not settled, at period end.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2014 to September 30, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/14	Ending Account Value 9/30/14	Expenses Paid During Period(1) 4/1/14 - 9/30/14	Annualized Expense Ratio(1)
Actual
Institutional Class	$1,000	$1,022.70	$2.03	0.40%
R6 Class	$1,000	$1,023.90	$1.78	0.35%
Hypothetical
Institutional Class	$1,000	$1,023.06	$2.03	0.40%
R6 Class	$1,000	$1,023.31	$1.78	0.35%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

SEPTEMBER 30, 2014 (UNAUDITED)

	Principal Amount	Value
CORPORATE BONDS — 29.5%
Aerospace and Defense — 0.3%
L-3 Communications Corp., 4.75%, 7/15/20	$1,520,000	$1,643,736
Lockheed Martin Corp., 7.65%, 5/1/16	220,000	244,143
Lockheed Martin Corp., 4.25%, 11/15/19	1,100,000	1,201,793
Raytheon Co., 2.50%, 12/15/22	560,000	537,035
United Technologies Corp., 6.125%, 2/1/19	410,000	477,921
United Technologies Corp., 3.10%, 6/1/22	330,000	330,457
United Technologies Corp., 6.05%, 6/1/36	230,000	290,532
United Technologies Corp., 5.70%, 4/15/40	1,420,000	1,734,047
United Technologies Corp., 4.50%, 6/1/42	600,000	630,348
		7,090,012
Auto Components — 0.1%
Schaeffler Finance BV, 4.25%, 5/15/21(1)	1,620,000	1,563,300
Tenneco, Inc., 6.875%, 12/15/20	1,299,000	1,376,940
		2,940,240
Automobiles — 0.6%
American Honda Finance Corp., 1.50%, 9/11/17(1)	930,000	933,305
American Honda Finance Corp., 2.125%, 10/10/18	920,000	925,555
Daimler Finance North America LLC, 1.30%, 7/31/15(1)	900,000	905,757
Daimler Finance North America LLC, 2.625%, 9/15/16(1)	950,000	978,202
Ford Motor Co., 4.75%, 1/15/43	460,000	462,171
Ford Motor Credit Co. LLC, 5.625%, 9/15/15	730,000	763,402
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	3,580,000	3,913,781
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	1,150,000	1,438,587
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	980,000	1,128,672
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(1)	1,060,000	1,066,042
Nissan Motor Acceptance Corp., 2.65%, 9/26/18(1)	1,800,000	1,834,987
		14,350,461
Banks — 5.0%
Bank of America Corp., 4.50%, 4/1/15	1,560,000	1,590,523
Bank of America Corp., 3.75%, 7/12/16	960,000	1,002,496
Bank of America Corp., 6.50%, 8/1/16	1,050,000	1,146,443
Bank of America Corp., 5.75%, 12/1/17	6,665,000	7,422,157
Bank of America Corp., 5.625%, 7/1/20	2,320,000	2,626,228
Bank of America Corp., 5.70%, 1/24/22	1,730,000	1,985,578
Bank of America Corp., 4.10%, 7/24/23	4,160,000	4,252,756
Bank of America Corp., MTN, 4.00%, 4/1/24	670,000	677,972
Bank of America Corp., MTN, 4.20%, 8/26/24	1,000,000	991,243
Bank of America Corp., MTN, 5.00%, 1/21/44	490,000	518,951
Bank of America N.A., 5.30%, 3/15/17	1,500,000	1,626,163
Bank of America N.A., 6.00%, 10/15/36	650,000	785,464

		Principal Amount	Value
Bank of Nova Scotia, 2.55%, 1/12/17		$900,000	$928,285
Barclays Bank plc, 5.14%, 10/14/20		1,500,000	1,620,578
Barclays Bank plc, 3.75%, 5/15/24		1,000,000	996,038
Barclays Bank plc, MTN, VRN, 6.75%, 1/16/18	GBP	2,500,000	4,441,467
BB&T Corp., MTN, 3.20%, 3/15/16		$390,000	403,323
BB&T Corp., MTN, 2.05%, 6/19/18		570,000	572,737
BPCE SA, 5.15%, 7/21/24(1)		1,670,000	1,724,738
Branch Banking & Trust Co., 3.80%, 10/30/26		950,000	946,392
Capital One Financial Corp., 1.00%, 11/6/15		450,000	451,359
Citigroup, Inc., 4.45%, 1/10/17		3,200,000	3,411,562
Citigroup, Inc., 5.50%, 2/15/17		1,110,000	1,204,011
Citigroup, Inc., 1.75%, 5/1/18		3,980,000	3,928,415
Citigroup, Inc., 2.55%, 4/8/19		1,250,000	1,250,635
Citigroup, Inc., 4.50%, 1/14/22		1,970,000	2,115,973
Citigroup, Inc., 4.05%, 7/30/22		1,400,000	1,420,674
Citigroup, Inc., 3.75%, 6/16/24		4,810,000	4,798,490
Citigroup, Inc., 6.00%, 10/31/33		800,000	898,205
Citigroup, Inc., 6.68%, 9/13/43		500,000	615,004
Commerzbank AG, 8.125%, 9/19/23(1)		1,050,000	1,216,193
Commerzbank AG, MTN, 6.375%, 3/22/19	EUR	3,000,000	4,293,898
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		$2,270,000	2,395,556
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/9/22		480,000	482,994
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 3.75%, 11/9/20	EUR	1,100,000	1,541,554
Fifth Third Bancorp, 4.30%, 1/16/24		$750,000	773,623
Fifth Third Bank, 2.875%, 10/1/21		1,830,000	1,804,667
HBOS plc, MTN, 6.75%, 5/21/18(1)		1,120,000	1,269,164
HSBC Bank plc, MTN, 6.50%, 7/7/23	GBP	1,200,000	2,295,250
HSBC Holdings plc, 5.10%, 4/5/21		$1,530,000	1,724,469
HSBC Holdings plc, 4.00%, 3/30/22		290,000	305,757
HSBC Holdings plc, MTN, 6.00%, 6/10/19	EUR	2,200,000	3,363,647
ING Bank NV, 2.00%, 9/25/15(1)		$420,000	425,468
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)		1,070,000	1,041,640
JPMorgan Chase & Co., 6.00%, 1/15/18		400,000	450,478
JPMorgan Chase & Co., 4.625%, 5/10/21		5,860,000	6,381,212
JPMorgan Chase & Co., 3.25%, 9/23/22		3,880,000	3,826,510
JPMorgan Chase & Co., 3.625%, 5/13/24		1,480,000	1,479,461
JPMorgan Chase & Co., 3.875%, 9/10/24		1,630,000	1,597,128
JPMorgan Chase Bank N.A., 5.875%, 6/13/16		2,070,000	2,236,293
KeyCorp, MTN, 2.30%, 12/13/18		1,470,000	1,470,973
KFW, 2.00%, 6/1/16		2,920,000	2,991,928
KFW, 2.00%, 10/4/22		2,630,000	2,541,992
Northern Trust Co. (The), MTN, 6.50%, 8/15/18		430,000	499,567
PNC Funding Corp., 4.375%, 8/11/20		230,000	251,127
Regions Bank, 7.50%, 5/15/18		670,000	782,523

		Principal Amount	Value
Regions Bank, 6.45%, 6/26/37		$1,240,000	$1,461,393
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		1,580,000	1,675,424
Royal Bank of Scotland plc (The), 4.375%, 3/16/16		1,300,000	1,362,596
Standard Chartered plc, 3.95%, 1/11/23(1)		1,000,000	975,217
Standard Chartered plc, MTN, 3.625%, 11/23/22	EUR	2,200,000	2,980,168
SunTrust Banks, Inc., 3.60%, 4/15/16		$196,000	204,072
Toronto-Dominion Bank (The), MTN, 2.50%, 7/14/16		460,000	474,693
U.S. Bancorp, 3.44%, 2/1/16		450,000	465,009
U.S. Bancorp, MTN, 3.00%, 3/15/22		2,150,000	2,145,825
U.S. Bancorp, MTN, 2.95%, 7/15/22		290,000	281,924
U.S. Bancorp, MTN, 3.60%, 9/11/24		1,620,000	1,604,717
Wells Fargo & Co., 3.68%, 6/15/16		560,000	585,670
Wells Fargo & Co., 5.625%, 12/11/17		190,000	212,820
Wells Fargo & Co., 4.125%, 8/15/23		760,000	786,866
Wells Fargo & Co., 5.61%, 1/15/44		1,366,000	1,542,945
Wells Fargo & Co., MTN, 2.10%, 5/8/17		1,020,000	1,041,002
Wells Fargo & Co., MTN, 4.60%, 4/1/21		1,605,000	1,761,553
Wells Fargo & Co., MTN, 4.10%, 6/3/26		1,700,000	1,696,926
Wells Fargo Bank N.A., MTN, 5.60%, 3/15/16		500,000	534,901
			125,590,653
Beverages — 0.5%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		2,270,000	2,743,610
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20		2,900,000	3,276,301
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22		2,880,000	2,726,876
Coca-Cola Co. (The), 1.80%, 9/1/16		770,000	786,543
Pernod-Ricard SA, 2.95%, 1/15/17(1)		810,000	835,530
SABMiller Holdings, Inc., 3.75%, 1/15/22(1)		2,350,000	2,399,660
			12,768,520
Biotechnology — 0.3%
Amgen, Inc., 2.125%, 5/15/17		880,000	896,306
Amgen, Inc., 5.85%, 6/1/17		400,000	445,871
Amgen, Inc., 4.10%, 6/15/21		2,160,000	2,297,192
Amgen, Inc., 5.375%, 5/15/43		1,800,000	1,967,791
Celgene Corp., 3.25%, 8/15/22		480,000	477,705
Celgene Corp., 3.625%, 5/15/24		850,000	842,874
Gilead Sciences, Inc., 4.40%, 12/1/21		1,470,000	1,600,543
			8,528,282
Capital Markets — 0.4%
Ameriprise Financial, Inc., 5.30%, 3/15/20		350,000	397,004
Ameriprise Financial, Inc., 4.00%, 10/15/23		1,040,000	1,084,950
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17		2,030,000	2,298,027
Jefferies Group, Inc., 5.125%, 4/13/18		510,000	556,465
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	2,300,000	4,670,907
			9,007,353
Chemicals — 0.5%
Ashland, Inc., 4.75%, 8/15/22		$1,450,000	1,421,000

	Principal Amount	Value
Dow Chemical Co. (The), 2.50%, 2/15/16	$890,000	$909,580
Dow Chemical Co. (The), 4.25%, 11/15/20	1,270,000	1,363,001
Eastman Chemical Co., 3.60%, 8/15/22	1,020,000	1,029,887
Ecolab, Inc., 3.00%, 12/8/16	450,000	467,361
Ecolab, Inc., 4.35%, 12/8/21	2,090,000	2,268,275
LYB International Finance BV, 4.00%, 7/15/23	320,000	331,771
LYB International Finance BV, 4.875%, 3/15/44	500,000	512,318
LyondellBasell Industries NV, 5.00%, 4/15/19	1,830,000	2,022,600
Mosaic Co. (The), 4.25%, 11/15/23	1,030,000	1,074,342
Mosaic Co. (The), 5.625%, 11/15/43	900,000	1,008,256
		12,408,391
Commercial Services and Supplies — 0.3%
Clean Harbors, Inc., 5.25%, 8/1/20	1,245,000	1,251,225
Covanta Holding Corp., 5.875%, 3/1/24	1,070,000	1,075,350
Pitney Bowes, Inc., 4.625%, 3/15/24	1,590,000	1,615,154
Republic Services, Inc., 3.55%, 6/1/22	1,410,000	1,435,641
Waste Management, Inc., 2.60%, 9/1/16	860,000	885,281
Waste Management, Inc., 4.75%, 6/30/20	830,000	916,746
		7,179,397
Communications Equipment — 0.3%
Apple, Inc., 1.00%, 5/3/18	920,000	897,922
Apple, Inc., 2.85%, 5/6/21	1,310,000	1,315,116
Apple, Inc., 3.45%, 5/6/24	1,240,000	1,254,225
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17	830,000	840,360
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	1,490,000	1,468,642
Cisco Systems, Inc., 5.90%, 2/15/39	300,000	363,820
Crown Castle International Corp., 5.25%, 1/15/23	674,000	670,630
		6,810,715
Construction Materials†
Owens Corning, 4.20%, 12/15/22	1,060,000	1,080,880
Consumer Finance — 1.0%
American Express Centurion Bank, MTN, 6.00%, 9/13/17	1,450,000	1,634,283
American Express Co., 1.55%, 5/22/18	1,530,000	1,509,019
American Express Credit Corp., 1.30%, 7/29/16	520,000	523,168
Capital One Bank USA N.A., 2.30%, 6/5/19	2,390,000	2,374,542
Capital One Bank USA N.A., 3.375%, 2/15/23	1,580,000	1,551,198
CIT Group, Inc., 4.25%, 8/15/17	3,250,000	3,290,625
CIT Group, Inc., 5.00%, 8/15/22	630,000	633,938
Discover Bank, 2.00%, 2/21/18	1,935,000	1,927,568
Equifax, Inc., 3.30%, 12/15/22	800,000	788,699
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	3,510,000	3,596,662
HSBC Bank USA N.A., 5.875%, 11/1/34	420,000	509,675
John Deere Capital Corp., MTN, 3.15%, 10/15/21	570,000	585,253
Navient LLC, MTN, 6.25%, 1/25/16	360,000	374,580

		Principal Amount	Value
PNC Bank N.A., 6.00%, 12/7/17		$2,860,000	$3,234,631
PNC Bank N.A., 3.80%, 7/25/23		1,150,000	1,183,659
Synchrony Financial, 3.00%, 8/15/19		650,000	652,357
			24,369,857
Containers and Packaging — 0.3%
Ball Corp., 6.75%, 9/15/20		1,040,000	1,094,600
Ball Corp., 4.00%, 11/15/23		1,250,000	1,168,750
Crown Americas LLC / Crown Americas Capital Corp. III, 6.25%, 2/1/21		2,068,000	2,181,740
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		1,700,000	1,615,000
Rock-Tenn Co., 3.50%, 3/1/20		1,000,000	1,018,181
Rock-Tenn Co., 4.00%, 3/1/23		1,670,000	1,698,642
			8,776,913
Diversified Consumer Services — 0.1%
Catholic Health Initiatives, 1.60%, 11/1/17		225,000	226,174
Catholic Health Initiatives, 2.95%, 11/1/22		860,000	836,461
Johns Hopkins University, 4.08%, 7/1/53		260,000	260,180
			1,322,815
Diversified Financial Services — 2.6%
Ally Financial, Inc., 2.75%, 1/30/17		2,490,000	2,446,425
BNP Paribas SA, VRN, 5.95%, 4/19/16	GBP	1,700,000	2,831,083
Credit Agricole SA, MTN, 7.375%, 12/18/23		2,200,000	4,458,938
Deutsche Bank AG, VRN, 4.30%, 5/24/23		$730,000	698,128
General Electric Capital Corp., MTN, 5.625%, 9/15/17		2,250,000	2,516,060
General Electric Capital Corp., MTN, 6.00%, 8/7/19		5,490,000	6,411,057
General Electric Capital Corp., MTN, 4.65%, 10/17/21		3,380,000	3,729,408
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18		750,000	757,544
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		4,230,000	4,335,907
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		3,790,000	4,317,367
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		1,500,000	1,512,965
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		1,870,000	2,228,174
Goldman Sachs Group, Inc. (The), MTN, 3.70%, 8/1/15		520,000	533,170
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20		3,440,000	3,833,625
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		970,000	979,223
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17		1,070,000	1,061,975
Morgan Stanley, 5.75%, 1/25/21		450,000	512,074
Morgan Stanley, 5.00%, 11/24/25		3,670,000	3,844,237
Morgan Stanley, MTN, 6.625%, 4/1/18		5,170,000	5,926,418
Morgan Stanley, MTN, 5.625%, 9/23/19		4,990,000	5,623,256
Morgan Stanley, MTN, 4.35%, 9/8/26		500,000	492,704
MUFG Union Bank N.A., 2.625%, 9/26/18		600,000	610,649
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	2,300,000	3,614,447
UBS AG (Stamford Branch), 5.875%, 12/20/17		$2,191,000	2,468,808
			65,743,642

	Principal Amount	Value
Diversified Telecommunication Services — 1.7%
AT&T, Inc., 3.875%, 8/15/21	$1,780,000	$1,868,834
AT&T, Inc., 2.625%, 12/1/22	3,440,000	3,260,948
AT&T, Inc., 6.55%, 2/15/39	868,000	1,092,196
AT&T, Inc., 4.30%, 12/15/42	950,000	871,579
British Telecommunications plc, 5.95%, 1/15/18	3,260,000	3,682,799
CenturyLink, Inc., 6.00%, 4/1/17	1,000,000	1,079,250
CenturyLink, Inc., Series Q, 6.15%, 9/15/19	620,000	666,500
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(1)	2,900,000	2,953,952
Frontier Communications Corp., 8.25%, 4/15/17	1,250,000	1,393,750
Orange SA, 4.125%, 9/14/21	1,470,000	1,554,018
Orange SA, 5.50%, 2/6/44	330,000	360,667
Telecom Italia Capital SA, 7.00%, 6/4/18	1,665,000	1,881,450
Telecom Italia Capital SA, 6.00%, 9/30/34	870,000	855,863
Telecom Italia SpA, 5.30%, 5/30/24(1)	900,000	885,375
Telefonica Emisiones SAU, 5.46%, 2/16/21	2,180,000	2,431,546
Verizon Communications, Inc., 3.65%, 9/14/18	2,000,000	2,108,818
Verizon Communications, Inc., 4.50%, 9/15/20	820,000	888,047
Verizon Communications, Inc., 5.15%, 9/15/23	2,970,000	3,287,365
Verizon Communications, Inc., 5.05%, 3/15/34	4,760,000	5,052,759
Verizon Communications, Inc., 4.75%, 11/1/41	1,870,000	1,881,551
Verizon Communications, Inc., 6.55%, 9/15/43	1,012,000	1,266,220
Verizon Communications, Inc., 4.86%, 8/21/46(1)	881,000	885,638
Verizon Communications, Inc., 5.01%, 8/21/54(1)	1,013,000	1,022,208
Windstream Corp., 7.875%, 11/1/17	230,000	256,163
		41,487,496
Electric Utilities†
AES Corp. (The), 8.00%, 10/15/17	6,000	6,750
Electrical Equipment — 0.1%
Belden, Inc., 5.25%, 7/15/24(1)	1,350,000	1,299,375
Electronic Equipment, Instruments and Components†
Jabil Circuit, Inc., 7.75%, 7/15/16	690,000	762,450
Jabil Circuit, Inc., 5.625%, 12/15/20	190,000	205,675
		968,125
Energy Equipment and Services — 0.3%
Ensco plc, 3.25%, 3/15/16	540,000	556,403
Ensco plc, 4.70%, 3/15/21	1,980,000	2,082,306
Schlumberger Investment SA, 3.65%, 12/1/23	1,250,000	1,296,419
Transocean, Inc., 5.05%, 12/15/16	280,000	298,585
Transocean, Inc., 2.50%, 10/15/17	1,040,000	1,040,718
Transocean, Inc., 6.50%, 11/15/20	1,000,000	1,064,177
Transocean, Inc., 6.375%, 12/15/21	230,000	245,054
Weatherford International Ltd., 4.50%, 4/15/22	1,500,000	1,564,441
		8,148,103
Food and Staples Retailing — 0.4%
CVS Health Corp., 2.75%, 12/1/22	1,345,000	1,285,976

	Principal Amount	Value
Delhaize Group SA, 4.125%, 4/10/19	$1,300,000	$1,370,030
Delhaize Group SA, 5.70%, 10/1/40	650,000	692,266
Kroger Co. (The), 6.40%, 8/15/17	530,000	599,537
Kroger Co. (The), 3.30%, 1/15/21	1,370,000	1,391,173
Sysco Corp., 3.50%, 10/2/24(2)	970,000	975,550
Wal-Mart Stores, Inc., 2.55%, 4/11/23	1,050,000	1,009,772
Wal-Mart Stores, Inc., 5.625%, 4/1/40	410,000	498,762
Wal-Mart Stores, Inc., 5.625%, 4/15/41	1,010,000	1,228,006
Wal-Mart Stores, Inc., 4.30%, 4/22/44	1,100,000	1,112,941
		10,164,013
Food Products — 0.2%
Kellogg Co., 4.45%, 5/30/16	320,000	338,333
Kraft Foods Group, Inc., 5.00%, 6/4/42	1,330,000	1,395,748
Mondelez International, Inc., 4.00%, 2/1/24	1,000,000	1,026,895
Mondelez International, Inc., 6.50%, 2/9/40	1,033,000	1,299,659
Tyson Foods, Inc., 6.60%, 4/1/16	300,000	324,696
Tyson Foods, Inc., 4.50%, 6/15/22	1,290,000	1,369,669
		5,755,000
Gas Utilities — 1.5%
Access Midstream Partners LP / ACMP Finance Corp., 5.875%, 4/15/21	2,410,000	2,554,600
Access Midstream Partners LP / ACMP Finance Corp., 4.875%, 5/15/23	300,000	309,375
El Paso Corp., 7.25%, 6/1/18	710,000	805,850
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	1,160,000	1,333,662
Enable Midstream Partners LP, 3.90%, 5/15/24(1)	1,170,000	1,166,328
Enbridge Energy Partners LP, 6.50%, 4/15/18	540,000	618,556
Enbridge Energy Partners LP, 5.20%, 3/15/20	1,220,000	1,358,676
Enbridge, Inc., 4.50%, 6/10/44	860,000	840,757
Energy Transfer Equity LP, 7.50%, 10/15/20	1,090,000	1,223,525
Energy Transfer Partners LP, 4.15%, 10/1/20	1,220,000	1,268,830
Energy Transfer Partners LP, 5.20%, 2/1/22	340,000	365,166
Energy Transfer Partners LP, 3.60%, 2/1/23	1,370,000	1,336,276
Energy Transfer Partners LP, 6.50%, 2/1/42	420,000	479,857
Enterprise Products Operating LLC, 3.70%, 6/1/15	420,000	428,525
Enterprise Products Operating LLC, 6.30%, 9/15/17	520,000	590,045
Enterprise Products Operating LLC, 5.20%, 9/1/20	780,000	877,198
Enterprise Products Operating LLC, 4.85%, 3/15/44	930,000	948,339
Enterprise Products Operating LLC, 5.10%, 2/15/45	840,000	889,512
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	1,220,000	1,379,624
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	550,000	606,130
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	2,290,000	2,277,758
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	1,460,000	1,633,333
Magellan Midstream Partners LP, 6.55%, 7/15/19	640,000	752,925
Magellan Midstream Partners LP, 5.15%, 10/15/43	670,000	727,184
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	501,000	531,060

	Principal Amount	Value
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.50%, 8/15/21	$630,000	$667,800
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.50%, 7/15/23	1,690,000	1,647,750
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	1,740,000	1,773,523
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	2,670,000	2,594,912
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	1,450,000	1,395,625
TransCanada PipeLines Ltd., 2.50%, 8/1/22	880,000	835,909
Williams Cos., Inc. (The), 3.70%, 1/15/23	630,000	596,308
Williams Cos., Inc. (The), 5.75%, 6/24/44	700,000	690,200
Williams Partners LP, 4.125%, 11/15/20	1,050,000	1,101,064
Williams Partners LP, 5.40%, 3/4/44	1,700,000	1,809,800
		38,415,982
Health Care Equipment and Supplies — 0.1%
Baxter International, Inc., 3.20%, 6/15/23	640,000	632,826
Medtronic, Inc., 2.75%, 4/1/23	900,000	865,586
		1,498,412
Health Care Providers and Services — 0.6%
Aetna, Inc., 2.75%, 11/15/22	670,000	642,123
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	1,450,000	1,493,500
Express Scripts Holding Co., 2.65%, 2/15/17	2,950,000	3,035,444
Express Scripts Holding Co., 7.25%, 6/15/19	980,000	1,185,183
HCA, Inc., 3.75%, 3/15/19	2,940,000	2,881,200
HCA, Inc., 7.25%, 9/15/20	1,000,000	1,052,500
NYU Hospitals Center, 4.43%, 7/1/42	400,000	388,084
UnitedHealth Group, Inc., 2.875%, 3/15/23	830,000	812,015
UnitedHealth Group, Inc., 4.25%, 3/15/43	700,000	686,477
Universal Health Services, Inc., 7.125%, 6/30/16	630,000	689,062
Universal Health Services, Inc., 4.75%, 8/1/22(1)	1,250,000	1,250,000
		14,115,588
Hotels, Restaurants and Leisure — 0.1%
McDonald's Corp., MTN, 3.25%, 6/10/24	800,000	796,079
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	1,420,000	1,441,300
Wyndham Worldwide Corp., 2.95%, 3/1/17	600,000	616,684
		2,854,063
Household Durables — 0.3%
D.R. Horton, Inc., 3.625%, 2/15/18	1,950,000	1,937,812
D.R. Horton, Inc., 5.75%, 8/15/23	650,000	676,000
Lennar Corp., 4.75%, 12/15/17	1,470,000	1,519,613
Lennar Corp., 4.50%, 6/15/19	1,560,000	1,550,250
MDC Holdings, Inc., 5.50%, 1/15/24	1,050,000	1,039,864
Toll Brothers Finance Corp., 6.75%, 11/1/19	720,000	808,200
Weyerhaeuser Real Estate Co., 4.375%, 6/15/19(1)	855,000	838,969
Weyerhaeuser Real Estate Co., 5.875%, 6/15/24(1)	350,000	349,563
		8,720,271

	Principal Amount	Value
Industrial Conglomerates — 0.2%
Bombardier, Inc., 5.75%, 3/15/22(1)	$360,000	$360,000
General Electric Co., 5.25%, 12/6/17	2,400,000	2,664,077
General Electric Co., 2.70%, 10/9/22	1,090,000	1,061,213
General Electric Co., 4.125%, 10/9/42	1,050,000	1,047,541
		5,132,831
Insurance — 1.4%
Allstate Corp. (The), 4.50%, 6/15/43	480,000	493,373
Allstate Corp. (The), VRN, 5.75%, 8/15/23	630,000	672,131
American International Group, Inc., 4.875%, 6/1/22	4,170,000	4,593,668
American International Group, Inc., 4.50%, 7/16/44	900,000	892,766
American International Group, Inc., MTN, 5.85%, 1/16/18	1,410,000	1,587,578
American International Group, Inc., VRN, 8.18%, 5/15/38	560,000	757,400
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	2,155,000	2,359,283
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	430,000	429,870
Berkshire Hathaway, Inc., 4.50%, 2/11/43	1,000,000	1,019,466
Genworth Holdings, Inc., 7.20%, 2/15/21	230,000	271,288
Hartford Financial Services Group, Inc., 5.50%, 10/15/16	430,000	467,229
Hartford Financial Services Group, Inc., 5.125%, 4/15/22	390,000	435,771
Hartford Financial Services Group, Inc., 5.95%, 10/15/36	280,000	340,638
Liberty Mutual Group, Inc., 4.95%, 5/1/22(1)	820,000	884,409
Liberty Mutual Group, Inc., 4.85%, 8/1/44(1)	1,130,000	1,128,288
Lincoln National Corp., 6.25%, 2/15/20	1,115,000	1,302,953
Markel Corp., 4.90%, 7/1/22	1,100,000	1,200,568
Markel Corp., 3.625%, 3/30/23	1,650,000	1,643,527
MetLife, Inc., 1.76%, 12/15/17	470,000	473,221
MetLife, Inc., 4.125%, 8/13/42	450,000	427,850
MetLife, Inc., 4.875%, 11/13/43	340,000	358,897
Metropolitan Life Global Funding I, 3.00%, 1/10/23(1)	1,790,000	1,759,745
Principal Financial Group, Inc., 3.30%, 9/15/22	330,000	329,557
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	1,730,000	1,961,009
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	170,000	196,106
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	1,160,000	1,327,863
Prudential Financial, Inc., MTN, 4.60%, 5/15/44	1,380,000	1,372,382
Travelers Cos., Inc. (The), 4.60%, 8/1/43	620,000	652,736
Voya Financial, Inc., 5.50%, 7/15/22	1,700,000	1,920,023
Voya Financial, Inc., 5.70%, 7/15/43	900,000	1,021,125
Voya Financial, Inc., VRN, 5.65%, 5/15/23	200,000	202,000
WR Berkley Corp., 4.625%, 3/15/22	750,000	803,417
WR Berkley Corp., 4.75%, 8/1/44	720,000	711,003
		33,997,140
Internet Software and Services — 0.1%
Google, Inc., 3.375%, 2/25/24	1,000,000	1,023,132
Netflix, Inc., 5.375%, 2/1/21	1,040,000	1,066,000
Netflix, Inc., 5.75%, 3/1/24(1)	310,000	320,850
		2,409,982

	Principal Amount	Value
IT Services — 0.1%
Fidelity National Information Services, Inc., 1.45%, 6/5/17	$850,000	$845,654
Fidelity National Information Services, Inc., 5.00%, 3/15/22	550,000	580,302
Fidelity National Information Services, Inc., 3.50%, 4/15/23	900,000	888,923
International Business Machines Corp., 3.375%, 8/1/23	1,100,000	1,113,048
Xerox Corp., 2.95%, 3/15/17	440,000	455,708
		3,883,635
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	660,000	680,827
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	1,060,000	1,099,909
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	1,610,000	1,773,972
		3,554,708
Machinery — 0.2%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	1,090,000	1,082,857
Deere & Co., 5.375%, 10/16/29	1,070,000	1,268,549
Oshkosh Corp., 5.375%, 3/1/22	2,110,000	2,131,100
Terex Corp., 6.50%, 4/1/20	980,000	1,031,450
		5,513,956
Media — 1.8%
21st Century Fox America, Inc., 3.00%, 9/15/22	2,570,000	2,507,793
21st Century Fox America, Inc., 6.90%, 8/15/39	710,000	915,324
21st Century Fox America, Inc., 4.75%, 9/15/44(1)	660,000	665,307
CBS Corp., 4.85%, 7/1/42	360,000	355,421
Comcast Corp., 5.90%, 3/15/16	600,000	644,869
Comcast Corp., 6.40%, 5/15/38	2,290,000	2,930,866
Comcast Corp., 4.75%, 3/1/44	400,000	423,698
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	2,000,000	2,218,226
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.45%, 4/1/24	1,450,000	1,515,214
Discovery Communications LLC, 5.625%, 8/15/19	640,000	734,558
Discovery Communications LLC, 3.25%, 4/1/23	1,270,000	1,235,067
DISH DBS Corp., 7.125%, 2/1/16	1,040,000	1,105,000
DISH DBS Corp., 4.625%, 7/15/17	500,000	511,250
Embarq Corp., 8.00%, 6/1/36	870,000	942,558
Gannett Co., Inc., 5.125%, 7/15/20	2,420,000	2,438,150
Grupo Televisa SAB, 5.00%, 5/13/45	500,000	496,445
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	1,410,000	1,434,617
Lamar Media Corp., 5.375%, 1/15/24(1)	1,410,000	1,420,575
NBCUniversal Media LLC, 5.15%, 4/30/20	2,670,000	3,035,908
NBCUniversal Media LLC, 4.375%, 4/1/21	4,673,000	5,098,818
NBCUniversal Media LLC, 2.875%, 1/15/23	1,490,000	1,464,652
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	1,160,000	1,148,400
Omnicom Group, Inc., 3.625%, 5/1/22	240,000	243,991
Qwest Corp., 7.50%, 10/1/14	120,000	120,000
Time Warner Cable, Inc., 6.75%, 7/1/18	1,150,000	1,338,481
Time Warner Cable, Inc., 5.50%, 9/1/41	520,000	587,514
Time Warner Cable, Inc., 4.50%, 9/15/42	1,340,000	1,327,514

	Principal Amount	Value
Time Warner, Inc., 4.70%, 1/15/21	$1,600,000	$1,753,763
Time Warner, Inc., 7.70%, 5/1/32	440,000	604,545
Time Warner, Inc., 5.375%, 10/15/41	650,000	693,016
Time Warner, Inc., 5.35%, 12/15/43	1,620,000	1,751,225
Viacom, Inc., 4.50%, 3/1/21	1,140,000	1,232,179
Viacom, Inc., 3.125%, 6/15/22	1,260,000	1,238,407
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	710,000	682,834
		44,816,185
Metals and Mining — 0.6%
ArcelorMittal, 5.75%, 8/5/20	355,000	371,863
Barrick Gold Corp., 4.10%, 5/1/23	1,100,000	1,059,142
Barrick North America Finance LLC, 4.40%, 5/30/21	1,300,000	1,318,738
Barrick North America Finance LLC, 5.75%, 5/1/43	550,000	546,218
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	500,000	511,220
Glencore Finance Canada Ltd., 4.95%, 11/15/21(1)	650,000	692,897
Newmont Mining Corp., 6.25%, 10/1/39	290,000	286,777
Southern Copper Corp., 5.25%, 11/8/42	750,000	711,840
Steel Dynamics, Inc., 6.125%, 8/15/19	1,290,000	1,369,012
Steel Dynamics, Inc., 7.625%, 3/15/20	930,000	981,150
Teck Resources Ltd., 3.15%, 1/15/17	460,000	474,595
Vale Overseas Ltd., 5.625%, 9/15/19	2,205,000	2,473,289
Vale Overseas Ltd., 4.625%, 9/15/20	1,720,000	1,817,042
Vale SA, 5.625%, 9/11/42	310,000	304,860
Xstrata Canada Financial Corp., 2.85%, 11/10/14(1)	1,000,000	1,002,272
		13,920,915
Multi-Utilities — 1.5%
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	300,000	276,386
CMS Energy Corp., 4.25%, 9/30/15	290,000	299,712
CMS Energy Corp., 8.75%, 6/15/19	890,000	1,131,356
CMS Energy Corp., 3.875%, 3/1/24	1,440,000	1,476,065
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	880,000	836,083
Constellation Energy Group, Inc., 5.15%, 12/1/20	1,276,000	1,414,987
Consumers Energy Co., 2.85%, 5/15/22	230,000	229,696
Consumers Energy Co., 3.375%, 8/15/23	700,000	720,883
Dominion Resources, Inc., 6.40%, 6/15/18	810,000	932,777
Dominion Resources, Inc., 2.75%, 9/15/22	540,000	524,197
Dominion Resources, Inc., 4.90%, 8/1/41	1,560,000	1,661,813
Dominion Resources, Inc., VRN, 7.50%, 6/30/16	990,000	1,056,479
DPL, Inc., 6.50%, 10/15/16	1,830,000	1,944,375
Duke Energy Carolinas LLC, Series C, 7.00%, 11/15/18	400,000	476,934
Duke Energy Corp., 1.625%, 8/15/17	500,000	502,360
Duke Energy Corp., 3.55%, 9/15/21	1,250,000	1,297,660
Duke Energy Florida, Inc., 6.35%, 9/15/37	463,000	618,709
Edison International, 3.75%, 9/15/17	2,390,000	2,532,066
Exelon Generation Co. LLC, 4.25%, 6/15/22	1,250,000	1,290,631
Exelon Generation Co. LLC, 5.60%, 6/15/42	410,000	438,347

	Principal Amount	Value
FirstEnergy Corp., 2.75%, 3/15/18	$900,000	$904,403
FirstEnergy Corp., 4.25%, 3/15/23	1,460,000	1,452,884
Florida Power Corp., 3.85%, 11/15/42	1,410,000	1,342,578
Georgia Power Co., 4.30%, 3/15/42	410,000	411,364
Ipalco Enterprises, Inc., 5.00%, 5/1/18	1,700,000	1,799,875
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	1,530,000	1,675,690
Nisource Finance Corp., 4.45%, 12/1/21	510,000	548,290
Nisource Finance Corp., 5.65%, 2/1/45	660,000	753,117
PacifiCorp, 6.00%, 1/15/39	710,000	903,439
Potomac Electric Power Co., 3.60%, 3/15/24	1,010,000	1,041,113
Progress Energy, Inc., 3.15%, 4/1/22	1,320,000	1,327,094
Public Service Company of Colorado, 4.75%, 8/15/41	190,000	209,688
San Diego Gas & Electric Co., 3.00%, 8/15/21	390,000	399,344
Sempra Energy, 6.50%, 6/1/16	840,000	916,848
Sempra Energy, 2.875%, 10/1/22	1,650,000	1,612,530
Southern Power Co., 5.15%, 9/15/41	190,000	208,879
Virginia Electric and Power Co., 3.45%, 2/15/24	1,110,000	1,130,547
Xcel Energy, Inc., 4.80%, 9/15/41	540,000	595,288
		36,894,487
Multiline Retail — 0.2%
Macy's Retail Holdings, Inc., 5.90%, 12/1/16	466,000	512,590
Macy's Retail Holdings, Inc., 3.625%, 6/1/24	2,630,000	2,607,837
Target Corp., 4.00%, 7/1/42	1,250,000	1,164,735
		4,285,162
Oil, Gas and Consumable Fuels — 2.2%
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	650,000	671,125
Anadarko Petroleum Corp., 5.95%, 9/15/16	690,000	752,954
Anadarko Petroleum Corp., 6.45%, 9/15/36	830,000	1,014,664
Apache Corp., 4.75%, 4/15/43	620,000	622,002
BP Capital Markets plc, 4.50%, 10/1/20	360,000	393,807
BP Capital Markets plc, 2.75%, 5/10/23	890,000	842,409
California Resources Corp., 5.50%, 9/15/21(1)(2)	650,000	660,562
Chesapeake Energy Corp., 4.875%, 4/15/22	1,580,000	1,595,800
Chevron Corp., 2.43%, 6/24/20	1,020,000	1,032,658
Cimarex Energy Co., 4.375%, 6/1/24	910,000	917,007
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	1,030,000	1,046,256
Concho Resources, Inc., 7.00%, 1/15/21	2,320,000	2,488,200
ConocoPhillips Holding Co., 6.95%, 4/15/29	1,198,000	1,603,743
Continental Resources, Inc., 5.00%, 9/15/22	1,650,000	1,742,812
Continental Resources, Inc., 4.90%, 6/1/44	1,450,000	1,418,993
Denbury Resources, Inc., 4.625%, 7/15/23	1,470,000	1,367,100
Devon Energy Corp., 1.875%, 5/15/17	330,000	333,508
Devon Energy Corp., 5.60%, 7/15/41	630,000	704,852
Ecopetrol SA, 4.125%, 1/16/25	690,000	669,300
EOG Resources, Inc., 4.10%, 2/1/21	1,440,000	1,557,445
Hess Corp., 6.00%, 1/15/40	630,000	752,557

	Principal Amount	Value
Marathon Petroleum Corp., 3.50%, 3/1/16	$670,000	$693,315
Newfield Exploration Co., 6.875%, 2/1/20	585,000	612,788
Newfield Exploration Co., 5.75%, 1/30/22	1,430,000	1,540,825
Noble Energy, Inc., 4.15%, 12/15/21	2,080,000	2,208,960
Peabody Energy Corp., 7.375%, 11/1/16	270,000	287,550
Pemex Project Funding Master Trust, 6.625%, 6/15/35	850,000	990,675
Petro-Canada, 6.80%, 5/15/38	1,270,000	1,674,419
Petrobras Global Finance BV, 5.625%, 5/20/43	930,000	829,021
Petrobras International Finance Co., 5.75%, 1/20/20	1,310,000	1,374,225
Petrobras International Finance Co., 5.375%, 1/27/21	1,660,000	1,684,734
Petroleos Mexicanos, 3.125%, 1/23/19(1)	460,000	472,650
Petroleos Mexicanos, 6.00%, 3/5/20	480,000	548,400
Petroleos Mexicanos, 4.875%, 1/24/22	870,000	926,550
Petroleos Mexicanos, 3.50%, 1/30/23	130,000	125,255
Petroleos Mexicanos, 6.50%, 6/2/41	320,000	371,744
Petroleos Mexicanos, 5.50%, 6/27/44	1,290,000	1,323,037
Phillips 66, 4.30%, 4/1/22	1,781,000	1,894,238
Pioneer Natural Resources Co., 3.95%, 7/15/22	520,000	528,160
Plains Exploration & Production Co., 6.875%, 2/15/23	670,000	762,125
Range Resources Corp., 6.75%, 8/1/20	1,630,000	1,715,575
Shell International Finance BV, 2.375%, 8/21/22	1,800,000	1,737,612
Shell International Finance BV, 3.625%, 8/21/42	730,000	669,362
Shell International Finance BV, 4.55%, 8/12/43	830,000	881,286
Statoil ASA, 2.45%, 1/17/23	1,550,000	1,482,395
Statoil ASA, 3.95%, 5/15/43	290,000	277,555
Statoil ASA, 4.80%, 11/8/43	560,000	609,240
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20	1,080,000	1,134,000
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 8/1/21	1,091,000	1,161,915
Talisman Energy, Inc., 7.75%, 6/1/19	485,000	589,009
Tesoro Corp., 5.375%, 10/1/22	630,000	639,450
Total Capital Canada Ltd., 2.75%, 7/15/23	870,000	844,162
Total Capital SA, 2.125%, 8/10/18	1,000,000	1,013,605
Whiting Petroleum Corp., 5.00%, 3/15/19	1,257,000	1,291,567
		55,083,158
Paper and Forest Products — 0.2%
Domtar Corp., 4.40%, 4/1/22	750,000	764,991
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	2,510,000	2,840,715
International Paper Co., 6.00%, 11/15/41	1,110,000	1,267,080
		4,872,786
Pharmaceuticals — 0.7%
AbbVie, Inc., 1.75%, 11/6/17	1,670,000	1,665,688
AbbVie, Inc., 2.90%, 11/6/22	640,000	613,168
AbbVie, Inc., 4.40%, 11/6/42	1,790,000	1,688,240
Actavis Funding SCS, 3.85%, 6/15/24(1)	820,000	796,706
Actavis, Inc., 1.875%, 10/1/17	1,290,000	1,279,908

	Principal Amount	Value
Actavis, Inc., 3.25%, 10/1/22	$1,110,000	$1,072,775
Actavis, Inc., 4.625%, 10/1/42	450,000	412,735
Bristol-Myers Squibb Co., 3.25%, 8/1/42	400,000	336,273
Forest Laboratories, Inc., 4.875%, 2/15/21(1)	1,930,000	2,062,118
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	750,000	736,675
Merck & Co., Inc., 2.40%, 9/15/22	1,030,000	984,862
Merck & Co., Inc., 3.60%, 9/15/42	960,000	876,212
Mylan, Inc., 5.40%, 11/29/43	300,000	319,140
Perrigo Co. plc, 4.00%, 11/15/23(1)	1,410,000	1,437,539
Roche Holdings, Inc., 6.00%, 3/1/19(1)	997,000	1,156,789
Roche Holdings, Inc., 3.35%, 9/30/24(1)	830,000	833,509
Roche Holdings, Inc., 7.00%, 3/1/39(1)	350,000	491,345
Sanofi, 4.00%, 3/29/21	436,000	468,745
		17,232,427
Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp., 5.05%, 9/1/20	480,000	521,326
Boston Properties LP, 5.00%, 6/1/15	300,000	308,855
DDR Corp., 4.75%, 4/15/18	1,670,000	1,803,339
Digital Realty Trust LP, 4.50%, 7/15/15	270,000	275,404
Essex Portfolio LP, 3.625%, 8/15/22	710,000	718,299
Essex Portfolio LP, 3.375%, 1/15/23	370,000	365,135
Essex Portfolio LP, 3.25%, 5/1/23	1,220,000	1,183,510
HCP, Inc., 3.75%, 2/1/16	990,000	1,028,240
Health Care REIT, Inc., 2.25%, 3/15/18	390,000	393,832
Health Care REIT, Inc., 3.75%, 3/15/23	860,000	850,826
Hospitality Properties Trust, 4.65%, 3/15/24	2,490,000	2,528,722
Hospitality Properties Trust, 4.50%, 3/15/25	1,050,000	1,037,119
Host Hotels & Resorts LP, 6.00%, 10/1/21	760,000	866,978
Host Hotels & Resorts LP, 3.75%, 10/15/23	660,000	654,044
Kilroy Realty LP, 3.80%, 1/15/23	2,350,000	2,358,194
Realty Income Corp., 4.125%, 10/15/26	650,000	649,719
Reckson Operating Partnership LP, 6.00%, 3/31/16	800,000	852,073
Senior Housing Properties Trust, 4.75%, 5/1/24	1,280,000	1,293,202
SL Green Realty Corp./SL Green Operating Partnership/Reckson Operating Partnership LP, 7.75%, 3/15/20	540,000	642,917
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	790,000	811,418
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	820,000	894,176
		20,037,328
Road and Rail — 0.5%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	1,484,000	1,561,768
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	700,000	754,674
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	575,000	620,439
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	1,390,000	1,386,817
CSX Corp., 4.25%, 6/1/21	760,000	826,078
CSX Corp., 3.70%, 11/1/23	1,400,000	1,445,941
Norfolk Southern Corp., 5.75%, 4/1/18	900,000	1,018,600
Norfolk Southern Corp., 3.25%, 12/1/21	1,106,000	1,129,445

	Principal Amount	Value
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(1)	$670,000	$683,828
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(1)	640,000	655,576
Union Pacific Corp., 4.00%, 2/1/21	1,100,000	1,192,687
Union Pacific Corp., 4.75%, 9/15/41	1,190,000	1,290,074
		12,565,927
Semiconductors and Semiconductor Equipment†
Intel Corp., 1.35%, 12/15/17	760,000	758,193
Software — 0.3%
Activision Blizzard, Inc., 5.625%, 9/15/21(1)	1,060,000	1,105,050
Intuit, Inc., 5.75%, 3/15/17	1,000,000	1,104,078
Microsoft Corp., 2.375%, 5/1/23	770,000	739,534
Oracle Corp., 2.50%, 10/15/22	1,735,000	1,660,367
Oracle Corp., 3.625%, 7/15/23	1,990,000	2,046,681
Oracle Corp., 3.40%, 7/8/24	1,120,000	1,117,268
		7,772,978
Specialty Retail — 0.3%
Home Depot, Inc. (The), 5.95%, 4/1/41	1,960,000	2,450,688
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	2,510,000	2,673,150
United Rentals North America, Inc., 5.75%, 7/15/18	2,148,000	2,250,030
		7,373,868
Technology Hardware, Storage and Peripherals — 0.2%
Dell, Inc., 2.30%, 9/10/15	480,000	483,600
Dell, Inc., 3.10%, 4/1/16	180,000	181,800
Hewlett-Packard Co., 4.30%, 6/1/21	2,000,000	2,126,130
Seagate HDD Cayman, 4.75%, 6/1/23	1,960,000	1,984,500
		4,776,030
Textiles, Apparel and Luxury Goods — 0.2%
Hanesbrands, Inc., 6.375%, 12/15/20	1,910,000	2,024,600
L Brands, Inc., 6.90%, 7/15/17	450,000	500,062
PVH Corp., 4.50%, 12/15/22	1,506,000	1,479,645
		4,004,307
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV, 5.00%, 3/30/20	370,000	406,745
America Movil SAB de CV, 3.125%, 7/16/22	2,130,000	2,073,725
Sprint Communications, 6.00%, 12/1/16	1,060,000	1,116,975
Sprint Communications, 9.00%, 11/15/18(1)	1,320,000	1,529,550
T-Mobile USA, Inc., 6.46%, 4/28/19	1,730,000	1,801,363
Vodafone Group plc, 5.625%, 2/27/17	870,000	954,250
		7,882,608
TOTAL CORPORATE BONDS (Cost $727,095,283)		738,169,920

	Principal Amount	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 28.3%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 4.4%
FHLMC, VRN, 1.74%, 10/15/14	$1,235,399	$1,251,743
FHLMC, VRN, 1.84%, 10/15/14	2,609,604	2,654,231
FHLMC, VRN, 1.97%, 10/15/14	1,850,688	1,897,749
FHLMC, VRN, 1.98%, 10/15/14	1,997,997	2,036,364
FHLMC, VRN, 2.08%, 10/15/14	4,086,136	4,116,369
FHLMC, VRN, 2.26%, 10/15/14	3,562,897	3,805,261
FHLMC, VRN, 2.35%, 10/15/14	4,649,568	4,637,152
FHLMC, VRN, 2.375%, 10/15/14	6,921,912	7,419,256
FHLMC, VRN, 2.40%, 10/15/14	1,466,302	1,576,105
FHLMC, VRN, 2.41%, 10/15/14	4,177,070	4,471,075
FHLMC, VRN, 2.55%, 10/15/14	398,442	419,102
FHLMC, VRN, 2.87%, 10/15/14	1,290,376	1,324,478
FHLMC, VRN, 3.24%, 10/15/14	611,457	647,875
FHLMC, VRN, 3.30%, 10/15/14	1,958,221	2,059,322
FHLMC, VRN, 3.55%, 10/15/14	470,103	501,263
FHLMC, VRN, 3.79%, 10/15/14	557,983	587,234
FHLMC, VRN, 3.80%, 10/15/14	1,294,470	1,360,925
FHLMC, VRN, 3.99%, 10/15/14	3,140,960	3,306,980
FHLMC, VRN, 4.08%, 10/15/14	815,664	861,478
FHLMC, VRN, 4.34%, 10/15/14	3,066,174	3,226,442
FHLMC, VRN, 5.13%, 10/15/14	812,437	865,960
FHLMC, VRN, 5.21%, 10/15/14	913,619	957,251
FHLMC, VRN, 5.40%, 10/15/14	818,283	869,120
FHLMC, VRN, 5.77%, 10/15/14	2,309,287	2,449,454
FHLMC, VRN, 5.94%, 10/15/14	1,690,042	1,793,146
FHLMC, VRN, 6.12%, 10/15/14	804,771	857,120
FNMA, VRN, 1.90%, 10/25/14	3,629,026	3,860,727
FNMA, VRN, 1.92%, 10/25/14	5,833,795	6,157,974
FNMA, VRN, 1.94%, 10/25/14	5,258,399	5,615,061
FNMA, VRN, 1.94%, 10/25/14	5,989,848	6,320,001
FNMA, VRN, 1.94%, 10/25/14	10,473,023	11,149,450
FNMA, VRN, 1.94%, 10/25/14	5,309,947	5,688,056
FNMA, VRN, 2.24%, 10/25/14	3,634,783	3,893,030
FNMA, VRN, 2.32%, 10/25/14	3,634,188	3,894,363
FNMA, VRN, 2.71%, 10/25/14	1,979,402	2,020,564
FNMA, VRN, 3.08%, 10/25/14	641,669	669,702
FNMA, VRN, 3.34%, 10/25/14	491,621	527,028
FNMA, VRN, 3.36%, 10/25/14	491,059	509,897
FNMA, VRN, 3.76%, 10/25/14	830,039	872,741
FNMA, VRN, 3.92%, 10/25/14	1,258,934	1,325,145
FNMA, VRN, 5.27%, 10/25/14	1,207,612	1,286,654
FNMA, VRN, 6.04%, 10/25/14	207,163	223,518
		109,966,366

	Principal Amount	Value
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 23.9%
FHLMC, 6.50%, 6/1/16	$1,604	$1,650
FHLMC, 6.50%, 6/1/16	728	752
FHLMC, 5.00%, 4/1/19	921,127	981,678
FHLMC, 7.00%, 9/1/27	487	570
FHLMC, 6.50%, 1/1/28	767	887
FHLMC, 7.00%, 2/1/28	128	146
FHLMC, 6.50%, 3/1/29	4,521	5,262
FHLMC, 6.50%, 6/1/29	4,247	4,836
FHLMC, 7.00%, 8/1/29	519	584
FHLMC, 6.50%, 5/1/31	117	133
FHLMC, 6.50%, 5/1/31	3,026	3,439
FHLMC, 6.50%, 6/1/31	74	84
FHLMC, 6.50%, 6/1/31	86	98
FHLMC, 6.50%, 6/1/31	355	402
FHLMC, 5.50%, 12/1/33	63,872	72,028
FHLMC, 6.00%, 2/1/38	593,682	669,925
FHLMC, 5.50%, 4/1/38	328,856	366,394
FHLMC, 6.00%, 5/1/38	525,458	595,956
FHLMC, 6.00%, 8/1/38	50,216	56,862
FHLMC, 5.50%, 9/1/38	1,781,726	1,998,567
FHLMC, 6.50%, 7/1/47	3,961	4,346
FNMA, 3.00%, 10/14/14(4)(5)	25,500,000	25,139,413
FNMA, 3.50%, 10/14/14(4)(5)	73,000,000	74,625,391
FNMA, 4.00%, 10/14/14(4)(5)	106,685,000	112,444,318
FNMA, 4.50%, 10/14/14(4)(5)	81,300,000	87,727,777
FNMA, 5.00%, 10/14/14(4)(5)	59,000,000	65,130,469
FNMA, 5.50%, 10/14/14(4)(5)	50,000,000	55,703,123
FNMA, 5.50%, 12/1/16	7,391	7,827
FNMA, 5.50%, 12/1/16	2,007	2,125
FNMA, 6.50%, 1/1/26	3,320	3,789
FNMA, 7.00%, 12/1/27	650	731
FNMA, 6.50%, 1/1/28	519	588
FNMA, 7.50%, 4/1/28	2,556	2,902
FNMA, 7.00%, 5/1/28	2,460	2,614
FNMA, 7.00%, 6/1/28	91	99
FNMA, 6.50%, 1/1/29	682	791
FNMA, 6.50%, 4/1/29	1,880	2,131
FNMA, 7.00%, 7/1/29	1,262	1,407
FNMA, 7.50%, 7/1/29	5,728	6,435
FNMA, 7.50%, 9/1/30	1,582	1,899
FNMA, 6.625%, 11/15/30	17,010,000	24,214,483
FNMA, 5.00%, 7/1/31	5,083,646	5,670,722
FNMA, 7.00%, 9/1/31	9,587	10,879
FNMA, 6.50%, 1/1/32	3,691	4,181
FNMA, 6.50%, 8/1/32	11,245	12,962

	Principal Amount	Value
FNMA, 5.50%, 6/1/33	$33,826	$37,947
FNMA, 5.50%, 7/1/33	214,200	240,573
FNMA, 5.50%, 8/1/33	73,695	82,446
FNMA, 5.50%, 9/1/33	104,743	118,653
FNMA, 5.00%, 11/1/33	447,744	495,581
FNMA, 6.00%, 12/1/33	1,507,486	1,702,468
FNMA, 5.50%, 1/1/34	96,913	108,789
FNMA, 5.50%, 12/1/34	255,424	286,272
FNMA, 4.50%, 1/1/35	360,629	390,680
FNMA, 5.00%, 8/1/35	203,060	224,781
FNMA, 5.00%, 2/1/36	1,542,941	1,706,832
FNMA, 5.50%, 7/1/36	99,207	110,832
FNMA, 5.50%, 2/1/37	43,081	48,025
FNMA, 6.00%, 4/1/37	342,629	390,443
FNMA, 6.00%, 7/1/37	937,647	1,071,926
FNMA, 6.00%, 8/1/37	774,426	886,287
FNMA, 6.50%, 8/1/37	113,052	132,007
FNMA, 6.00%, 9/1/37	782,538	883,753
FNMA, 6.00%, 11/1/37	310,497	355,271
FNMA, 5.50%, 2/1/38	2,301,605	2,569,296
FNMA, 5.50%, 2/1/38	337,695	375,947
FNMA, 5.50%, 6/1/38	657,598	737,990
FNMA, 5.00%, 1/1/39	428,341	476,403
FNMA, 4.50%, 2/1/39	1,079,339	1,165,870
FNMA, 5.50%, 3/1/39	1,756,726	1,955,712
FNMA, 4.50%, 4/1/39	750,809	820,047
FNMA, 4.50%, 5/1/39	1,863,343	2,044,284
FNMA, 6.50%, 5/1/39	368,625	417,703
FNMA, 4.50%, 6/1/39	1,346,494	1,466,556
FNMA, 5.00%, 8/1/39	1,135,268	1,264,743
FNMA, 4.50%, 9/1/39	3,064,468	3,347,940
FNMA, 4.50%, 10/1/39	2,991,645	3,268,140
FNMA, 5.00%, 4/1/40	6,140,316	6,790,730
FNMA, 5.00%, 4/1/40	3,676,737	4,064,750
FNMA, 5.00%, 6/1/40	5,965,059	6,598,154
FNMA, 4.00%, 10/1/40	2,894,953	3,071,180
FNMA, 4.50%, 11/1/40	2,671,257	2,910,010
FNMA, 4.00%, 8/1/41	5,063,430	5,365,618
FNMA, 4.50%, 9/1/41	2,832,831	3,067,002
FNMA, 3.50%, 10/1/41	4,111,244	4,211,387
FNMA, 3.50%, 5/1/42	3,116,862	3,193,995
FNMA, 3.50%, 6/1/42	3,082,779	3,162,970
FNMA, 3.50%, 9/1/42	6,273,379	6,428,791
FNMA, 6.50%, 8/1/47	17,814	19,652
FNMA, 6.50%, 8/1/47	23,490	25,900
FNMA, 6.50%, 9/1/47	59,820	65,985

	Principal Amount	Value
FNMA, 6.50%, 9/1/47	$2,481	$2,738
FNMA, 6.50%, 9/1/47	8,965	9,891
FNMA, 6.50%, 9/1/47	13,019	14,369
FNMA, 6.50%, 9/1/47	3,481	3,839
GNMA, 3.50%, 10/23/14(4)(5)	10,000,000	10,335,156
GNMA, 4.00%, 10/23/14(4)(5)	16,000,000	16,973,749
GNMA, 7.00%, 11/15/22	1,495	1,621
GNMA, 7.00%, 4/20/26	460	531
GNMA, 7.50%, 8/15/26	954	1,121
GNMA, 8.00%, 8/15/26	454	524
GNMA, 7.50%, 5/15/27	972	1,084
GNMA, 8.00%, 6/15/27	1,363	1,425
GNMA, 7.50%, 11/15/27	217	224
GNMA, 7.00%, 2/15/28	458	467
GNMA, 7.50%, 2/15/28	408	419
GNMA, 6.50%, 3/15/28	1,433	1,626
GNMA, 7.00%, 4/15/28	241	242
GNMA, 6.50%, 5/15/28	3,926	4,456
GNMA, 7.00%, 12/15/28	775	810
GNMA, 7.00%, 5/15/31	4,454	5,175
GNMA, 6.00%, 7/15/33	1,202,963	1,395,176
GNMA, 4.50%, 8/15/33	1,577,584	1,728,384
GNMA, 5.00%, 3/20/36	201,446	223,210
GNMA, 5.00%, 4/20/36	441,888	489,610
GNMA, 5.00%, 5/20/36	643,943	712,627
GNMA, 5.50%, 1/15/39	1,459,570	1,651,833
GNMA, 6.00%, 1/20/39	91,497	103,252
GNMA, 6.00%, 2/20/39	529,720	597,253
GNMA, 4.50%, 6/15/39	4,282,998	4,697,813
GNMA, 5.50%, 9/15/39	207,655	232,839
GNMA, 5.00%, 10/15/39	2,302,823	2,557,734
GNMA, 4.50%, 1/15/40	2,728,130	2,970,559
GNMA, 4.00%, 11/20/40	6,407,960	6,822,683
GNMA, 4.00%, 12/15/40	2,263,540	2,406,295
GNMA, 4.50%, 6/15/41	1,389,104	1,526,156
GNMA, 4.50%, 7/20/41	2,886,301	3,144,560
GNMA, 3.50%, 6/20/42	762,715	790,214
GNMA, 3.50%, 7/20/42	5,040,335	5,222,058
		598,273,699
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $702,811,170)		708,240,065
U.S. TREASURY SECURITIES — 26.5%
U.S. Treasury Bonds, 10.625%, 8/15/15	1,580,000	1,724,978
U.S. Treasury Bonds, 6.75%, 8/15/26	600,000	852,844
U.S. Treasury Bonds, 5.50%, 8/15/28	3,250,000	4,268,163
U.S. Treasury Bonds, 5.25%, 2/15/29	5,227,000	6,733,845
U.S. Treasury Bonds, 5.375%, 2/15/31	17,350,000	22,976,553

		Principal Amount	Value
U.S. Treasury Bonds, 4.375%, 11/15/39		$12,100,000	$14,769,563
U.S. Treasury Bonds, 4.375%, 5/15/41		3,600,000	4,417,592
U.S. Treasury Bonds, 3.125%, 11/15/41		350,000	347,266
U.S. Treasury Bonds, 2.75%, 11/15/42		8,150,000	7,459,793
U.S. Treasury Bonds, 2.875%, 5/15/43		13,000,000	12,183,444
U.S. Treasury Bonds, 3.125%, 8/15/44		1,250,000	1,230,274
U.S. Treasury Notes, VRN, 0.09%, 10/7/14		85,000,000	85,049,725
U.S. Treasury Notes, 0.50%, 10/15/14		25,000,000	25,004,400
U.S. Treasury Notes, 2.25%, 1/31/15		20,000,000	20,146,880
U.S. Treasury Notes, 0.375%, 3/15/15		30,000,000	30,046,290
U.S. Treasury Notes, 0.25%, 5/31/15		25,000,000	25,032,725
U.S. Treasury Notes, 1.875%, 6/30/15		15,000,000	15,201,570
U.S. Treasury Notes, 0.25%, 7/15/15		12,000,000	12,016,872
U.S. Treasury Notes, 0.375%, 11/15/15(6)		19,250,000	19,290,598
U.S. Treasury Notes, 2.125%, 12/31/15		3,993,000	4,086,899
U.S. Treasury Notes, 0.375%, 1/15/16		26,500,000	26,540,359
U.S. Treasury Notes, 0.50%, 6/15/16		10,000,000	10,009,960
U.S. Treasury Notes, 1.50%, 6/30/16		7,500,000	7,633,005
U.S. Treasury Notes, 1.50%, 7/31/16		18,000,000	18,320,634
U.S. Treasury Notes, 0.875%, 11/30/16		9,500,000	9,535,255
U.S. Treasury Notes, 0.625%, 12/15/16		31,500,000	31,436,023
U.S. Treasury Notes, 4.75%, 8/15/17		1,092,000	1,206,490
U.S. Treasury Notes, 0.75%, 10/31/17		20,500,000	20,246,948
U.S. Treasury Notes, 0.875%, 1/31/18		21,900,000	21,615,125
U.S. Treasury Notes, 2.625%, 4/30/18		8,355,000	8,724,450
U.S. Treasury Notes, 1.00%, 5/31/18		27,280,000	26,880,403
U.S. Treasury Notes, 1.375%, 6/30/18		23,210,000	23,151,070
U.S. Treasury Notes, 1.375%, 7/31/18		12,050,000	12,005,752
U.S. Treasury Notes, 1.375%, 9/30/18		37,200,000	36,980,594
U.S. Treasury Notes, 1.25%, 10/31/18		39,300,000	38,816,413
U.S. Treasury Notes, 1.375%, 11/30/18		28,700,000	28,464,574
U.S. Treasury Notes, 1.625%, 8/31/19		20,000,000	19,871,100
U.S. Treasury Notes, 2.125%, 9/30/21		8,000,000	7,951,872
TOTAL U.S. TREASURY SECURITIES (Cost $657,990,691)			662,230,301
SOVEREIGN GOVERNMENTS AND AGENCIES — 8.7%
Belgium — 4.4%
Belgium Government Bond, 4.25%, 9/28/22	EUR	56,805,000	90,424,486
Belgium Government Bond, 3.75%, 6/22/45		12,410,000	20,425,332
			110,849,818
Brazil — 0.2%
Brazilian Government International Bond, 5.875%, 1/15/19		$520,000	587,600
Brazilian Government International Bond, 4.875%, 1/22/21		1,810,000	1,933,080
Brazilian Government International Bond, 2.625%, 1/5/23		2,060,000	1,859,150
Brazilian Government International Bond, 4.25%, 1/7/25		760,000	753,350
			5,133,180

		Principal Amount	Value
Canada†
Province of Ontario Canada, 1.00%, 7/22/16		$900,000	$904,685
Chile — 0.1%
Chile Government International Bond, 3.25%, 9/14/21		920,000	947,600
Chile Government International Bond, 3.625%, 10/30/42		500,000	440,000
			1,387,600
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21		1,970,000	2,088,200
Colombia Government International Bond, 6.125%, 1/18/41		820,000	964,730
			3,052,930
Italy — 0.1%
Italy Government International Bond, 6.875%, 9/27/23		1,300,000	1,671,943
Mexico — 0.4%
Mexico Government International Bond, 5.625%, 1/15/17		300,000	328,200
Mexico Government International Bond, MTN, 5.95%, 3/19/19		1,450,000	1,658,800
Mexico Government International Bond, 5.125%, 1/15/20		1,820,000	2,024,750
Mexico Government International Bond, 4.00%, 10/2/23		3,880,000	4,014,830
Mexico Government International Bond, 6.05%, 1/11/40		270,000	319,950
Mexico Government International Bond, MTN, 4.75%, 3/8/44		2,770,000	2,756,150
			11,102,680
Norway — 1.6%
Norway Government Bond, 3.75%, 5/25/21	NOK	238,000,000	41,177,178
Peru — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37		$730,000	923,450
Peruvian Government International Bond, 5.625%, 11/18/50		1,240,000	1,407,400
			2,330,850
Philippines — 0.2%
Philippine Government International Bond, 4.00%, 1/15/21		1,590,000	1,679,437
Philippine Government International Bond, 6.375%, 10/23/34		1,730,000	2,184,125
			3,863,562
Poland — 0.1%
Poland Government International Bond, 5.125%, 4/21/21		450,000	502,178
Poland Government International Bond, 3.00%, 3/17/23		1,050,000	1,017,849
			1,520,027
South Africa†
South Africa Government International Bond, 4.67%, 1/17/24		760,000	769,500
South Korea — 0.1%
Export-Import Bank of Korea, 3.75%, 10/20/16		750,000	790,034
Korea Development Bank (The), 3.25%, 3/9/16		540,000	556,712
Korea Development Bank (The), 4.00%, 9/9/16		710,000	748,288
			2,095,034
Sweden — 1.2%
Sweden Government Bond, 3.50%, 6/1/22	SEK	178,000,000	28,892,191
Turkey — 0.1%
Turkey Government International Bond, 3.25%, 3/23/23		$2,200,000	1,988,250

	Principal Amount	Value
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	$340,000	$289,850
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $219,229,881)		217,029,278
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 6.2%
Private Sponsor Collateralized Mortgage Obligations — 5.5%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.56%, 10/1/14	3,747,216	3,773,420
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	376,540	298,363
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 2.61%, 10/1/14	2,574,910	2,611,351
Banc of America Mortgage Securities, Inc., Series 2003-L, Class 2A2, VRN, 2.81%, 10/1/14	1,063,304	1,067,574
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	197,584	202,908
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 2.68%, 10/1/14	4,448,378	4,467,239
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	638,628	668,890
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.65%, 10/1/14	841,351	848,009
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	338,350	355,919
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.18%, 10/1/14	2,763,842	2,763,986
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.21%, 10/1/14	598,533	594,204
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	295,152	317,219
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	26,477	25,954
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	117,523	116,607
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.53%, 10/1/14	173,570	174,152
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.24%, 10/1/14	3,618,079	3,621,042
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.15%, 10/1/14	1,181,265	1,161,856
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.09%, 10/1/14	1,883,865	1,893,995
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.65%, 10/1/14	4,169,488	4,174,587
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.61%, 10/1/14	3,628,942	3,645,987
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.66%, 10/1/14	2,640,962	2,669,640
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	115,708	116,786
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 5.24%, 10/1/14	497,136	504,845
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.56%, 10/1/14	1,471,288	1,488,590
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.53%, 10/1/14	779,473	764,844

	Principal Amount	Value
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.65%, 10/1/14	$1,056,524	$1,090,525
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 10/1/14(1)	1,473,925	1,458,990
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.64%, 10/1/14	6,782,172	6,945,171
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	130,679	137,648
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.13%, 10/25/14	3,130,452	3,121,586
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.47%, 10/1/14	2,159,410	2,133,181
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.56%, 10/1/14	376,957	380,409
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 10/1/14	534,393	540,261
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, VRN, 4.00%, 10/1/14(1)	4,685,035	4,869,599
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.39%, 10/1/14	1,237,949	1,271,507
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.39%, 10/1/14	6,439,513	6,497,546
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.89%, 10/25/14	6,004,090	5,888,031
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	216,694	232,847
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.41%, 10/1/14	6,769,118	6,778,994
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.64%, 10/1/14	194,164	196,889
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-E, Class A2, VRN, 2.63%, 10/1/14	2,762,029	2,788,265
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 2.62%, 10/1/14	774,567	779,607
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.62%, 10/1/14	4,087,185	4,200,073
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.61%, 10/1/14	4,417,808	4,512,036
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-14, Class 2A1, 5.50%, 12/25/35	1,276,550	1,315,709
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	798,165	821,962
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-3, Class A12, 5.50%, 5/25/35	1,650,105	1,697,242
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	141,852	145,259
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 1A11, 5.50%, 10/25/35	679,327	714,979
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	5,007,642	5,283,543
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A9 SEQ, 5.25%, 10/25/35	1,206,557	1,263,768
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.61%, 10/1/14	4,026,184	4,116,457
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.61%, 10/1/14	3,098,332	3,184,048

	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.61%, 10/1/14	$6,506,498	$6,590,165
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.35%, 10/1/14	453,963	466,393
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.61%, 10/1/14	3,190,493	3,236,253
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.61%, 10/1/14	1,175,319	1,201,176
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 5.07%, 10/1/14	3,255,419	3,334,156
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	1,357,941	1,442,053
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	2,392,215	2,499,494
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	430,354	433,994
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	766,027	799,898
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	646,666	660,355
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	1,307,663	1,358,110
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	835,536	867,133
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	202,838	210,402
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.11%, 10/1/14	449,048	452,875
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	2,157,974	2,281,771
		136,528,327
U.S. Government Agency Collateralized Mortgage Obligations — 0.7%
FHLMC, Series 2684, Class FP, VRN, 0.65%, 10/15/14	831,203	835,348
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	253,805	274,516
FHLMC, Series 3397, Class GF, VRN, 0.65%, 10/15/14	3,881,852	3,919,044
FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19	518	572
FNMA, Series 2006-43, Class FM, VRN, 0.45%, 10/25/14	471,423	472,656
FNMA, Series 2007-36, Class FB, VRN, 0.55%, 10/25/14	376,081	378,829
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	12,700,000	12,694,342
		18,575,307
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $153,939,283)		155,103,634
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 5.4%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 10/1/14	1,125,000	1,172,939
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(1)	10,375,000	10,236,478
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 0.95%, 10/15/14(1)	6,150,000	6,152,368
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	7,600,000	7,529,191
Bear Stearns Commercial Mortgage Securities, Series 2005-T18, Class A4, VRN, 4.93%, 10/1/14	4,248,217	4,270,788

	Principal Amount	Value
COMM Mortgage Trust, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	$7,625,000	$7,889,515
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 0.95%, 10/15/14(1)	8,950,000	8,964,092
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	4,775,000	5,075,367
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, 4.19%, 10/10/47	5,700,000	5,941,831
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 10/1/14	343,930	344,620
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 10/1/14	800,000	804,636
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	2,881,812	2,912,572
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	4,549,803	4,586,425
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(1)	6,900,000	7,112,758
Irvine Core Office Trust, Series 2013-IRV, Class A1 SEQ, 2.07%, 5/15/48(1)	2,298,172	2,259,513
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 10/10/14(1)	7,990,000	7,947,985
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 10/1/14	3,475,000	3,558,881
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class A4, 4.17%, 12/15/46	1,825,000	1,947,205
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class AS, 4.52%, 12/15/46	2,950,000	3,157,611
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4, SEQ, 4.57%, 1/15/31	286,021	294,007
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 10/11/14	500,000	501,972
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	1,914,394	1,921,529
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 10/11/14	3,225,000	3,324,235
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 10/11/14	1,775,000	1,853,204
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4 SEQ, 2.86%, 11/15/45	3,000,000	2,937,630
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	4,819,716	4,825,639
Morgan Stanley Capital I, Series 2005-T19, Class A4A SEQ, 4.89%, 6/12/47	6,854,110	6,977,655
Morgan Stanley Capital I, Series 2014-CPT, Class A, VRN, 3.35%, 10/1/14(1)	5,890,000	6,036,720
Morgan Stanley Capital I, Series 2014-CPT, Class C, VRN, 3.56%, 10/1/14(1)	6,000,000	6,069,630
VNDO Mortgage Trust, Series 2013-PENN, Class A SEQ, 3.81%, 12/13/29(1)	3,700,000	3,884,173
VNDO Mortgage Trust, Series 2013-PENN, Class C, VRN, 4.08%, 10/1/14(1)	2,300,000	2,380,699
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	1,562,907	1,561,414
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $133,903,747)		134,433,282

	Principal Amount	Value
ASSET-BACKED SECURITIES(3) — 5.0%
Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class A SEQ, 3.15%, 3/20/17(1)	$12,375,000	$12,725,163
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A SEQ, 2.05%, 8/20/16(1)	4,875,000	4,918,585
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.83%, 2/15/16	164,751	165,599
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.40%, 10/15/14	5,825,000	5,802,087
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.58%, 10/7/14(1)	6,850,000	6,845,935
CNH Equipment Trust, Series 2013-B, Class A2 SEQ, 0.44%, 10/17/16	1,868,131	1,868,305
CNH Equipment Trust, Series 2014-B, Class A2 SEQ, 0.48%, 8/15/17	8,000,000	7,999,620
Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.51%, 10/15/14	5,525,000	5,533,299
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(1)	3,150,000	3,150,707
Enterprise Fleet Financing LLC, Series 2014-2, Class A2 SEQ, 1.05%, 3/20/20(1)	11,300,000	11,299,627
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B, VRN, 0.32%, 10/15/14	9,022,855	9,023,734
Hertz Fleet Lease Funding LP, Series 2013-3, Class A, VRN, 0.70%, 10/10/14(1)	4,450,000	4,458,569
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.55%, 10/10/14(1)	12,400,000	12,408,643
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	2,061,309	2,074,708
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	6,646,770	6,592,479
John Deere Owner Trust, Series 2012 B, Class A3 SEQ, 0.53%, 7/15/16	4,291,250	4,292,797
John Deere Owner Trust, Series 2014-A, Class A2 SEQ, 0.45%, 9/15/16	9,900,000	9,903,262
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	4,950,000	4,945,647
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/20/31(1)(2)	5,250,000	5,248,512
TAL Advantage LLC, Series 2014-1A, Class A, 3.51%, 2/22/39(1)	3,955,000	3,998,564
US Airways 2013-1 Class A Pass-Through Trust, 3.95%, 5/15/27	950,000	957,125
TOTAL ASSET-BACKED SECURITIES (Cost $124,252,318)		124,212,967
MUNICIPAL SECURITIES — 1.3%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47	595,000	710,543
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	360,000	509,929
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-1, (Building Bonds), 6.92%, 4/1/40	790,000	1,067,211
California GO, (Building Bonds), 6.65%, 3/1/22	240,000	296,148
California GO, (Building Bonds), 7.55%, 4/1/39	700,000	1,025,192
California GO, (Building Bonds), 7.30%, 10/1/39	1,410,000	1,972,139
California GO, (Building Bonds), 7.60%, 11/1/40	345,000	512,073
Chicago GO, Series 2014 B, 6.31%, 1/1/44	1,000,000	1,027,450

	Principal Amount	Value
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	$3,043,000	$2,963,304
Kansas State Department of Transportation Highway Rev., Series 2010 A, (Building Bonds), 4.60%, 9/1/35	925,000	1,007,510
Los Angeles Community College District GO, (Building Bonds), 6.75%, 8/1/49	400,000	568,024
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	935,000	1,210,367
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	370,000	453,886
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41	275,000	333,627
Metropolitan Transportation Authority Rev., Series 2010 C-1, (Building Bonds), 6.69%, 11/15/40	1,665,000	2,237,760
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	470,000	639,383
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	555,000	639,232
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	450,000	646,308
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	730,000	1,015,335
New York City Municipal Water Finance Authority Water & Sewer System Rev., (Building Bonds), 5.95%, 6/15/42	325,000	415,734
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37	335,000	426,636
Ohio Water Development Authority Pollution Control Rev., Series 2010 B-2, (Building Bonds), 4.88%, 12/1/34	390,000	429,569
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	200,000	245,490
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49	420,000	492,660
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	400,000	435,768
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	1,680,000	1,681,512
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	2,205,000	2,666,418
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	375,000	463,005
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	1,605,000	1,798,611
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39	280,000	358,820
San Diego County Regional Airport Authority Rev., Series 2014 B, (Taxable Senior Consol Rental Car), 5.59%, 7/1/43	750,000	812,213
San Diego County Water Authority Rev., Series 2010 B, (Building Bonds), 6.14%, 5/1/49	460,000	596,731
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	1,100,000	1,364,891
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	920,000	1,102,537
University of California Rev., Series 2013 AJ, 4.60%, 5/15/31	500,000	538,460
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	630,000	738,518
TOTAL MUNICIPAL SECURITIES (Cost $29,927,638)		33,402,994
U.S. GOVERNMENT AGENCY SECURITIES — 0.2%
FNMA, 2.625%, 9/6/24 (Cost $4,340,233)	4,380,000	4,312,377

	Principal Amount/ Shares	Value
TEMPORARY CASH INVESTMENTS — 4.0%
BNP Paribas Finance, Inc., 0.01%, 10/1/14(7)	$75,789,000	$75,788,788
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 3.125%, 11/30/15 - 5/15/19, valued at $14,181,541), in a joint trading account at 0.00%, dated 9/30/14, due 10/1/14 (Delivery value $13,897,312)		13,897,312
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.375%, 8/31/15, valued at $11,349,389), in a joint trading account at 0.01%, dated 9/30/14, due 10/1/14 (Delivery value $11,117,853)		11,117,850
SSgA U.S. Government Money Market Fund, Class N	204,956	204,956
TOTAL TEMPORARY CASH INVESTMENTS (Cost $101,009,118)		101,008,906
TOTAL INVESTMENT SECURITIES — 115.1% (Cost $2,854,499,362)		2,878,143,724
OTHER ASSETS AND LIABILITIES(8) — (15.1)%		(377,949,555)
TOTAL NET ASSETS — 100.0%		$2,500,194,169

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	3,327,778	USD	3,080,471	Barclays Bank plc	11/21/14	$(177,165)
USD	4,951,403	AUD	5,500,000	JPMorgan Chase Bank N.A.	11/21/14	152,950
CAD	3,861,963	USD	3,500,000	JPMorgan Chase Bank N.A.	11/21/14	(55,814)
CAD	3,200,873	USD	2,917,071	UBS AG	11/21/14	(62,460)
USD	6,650,000	CAD	7,348,144	JPMorgan Chase Bank N.A.	11/21/14	96,760
USD	5,000,000	CAD	5,543,270	JPMorgan Chase Bank N.A.	11/21/14	56,387
CHF	3,268,853	USD	3,500,000	JPMorgan Chase Bank N.A.	11/21/14	(74,610)
CHF	2,146,763	USD	2,300,000	UBS AG	11/21/14	(50,435)
USD	3,250,000	CHF	3,048,019	JPMorgan Chase Bank N.A.	11/21/14	56,019
USD	10,574,666	CHF	9,666,514	Westpac Group	11/21/14	445,248
USD	80,895	CLP	48,015,447	Barclays Bank plc	11/21/14	963
USD	108,001	CZK	2,271,130	Barclays Bank plc	11/21/14	3,602
USD	4,550,000	CZK	95,969,738	UBS AG	11/21/14	138,496
EUR	4,350,000	USD	5,635,586	JPMorgan Chase Bank N.A.	11/21/14	(139,429)
EUR	2,300,000	USD	2,978,781	JPMorgan Chase Bank N.A.	11/21/14	(72,767)
USD	20,406,071	EUR	15,753,144	Barclays Bank plc	11/21/14	502,222
USD	2,337,235	EUR	1,850,000	Deutsche Bank	11/21/14	(211)
USD	2,057,141	EUR	1,600,000	JPMorgan Chase Bank N.A.	11/21/14	35,566
USD	127,903,222	EUR	97,043,784	Westpac Group	11/21/14	5,289,930
GBP	2,050,000	USD	3,399,175	Deutsche Bank	11/21/14	(77,261)
GBP	14,089,902	USD	22,861,091	Deutsche Bank	11/21/14	(29,171)
GBP	2,550,000	USD	4,137,176	JPMorgan Chase Bank N.A.	11/21/14	(5,040)
GBP	5,000,000	USD	8,109,080	JPMorgan Chase Bank N.A.	11/21/14	(6,852)
USD	4,327,341	GBP	2,650,000	Barclays Bank plc	11/21/14	33,160
USD	47,056,960	GBP	28,428,141	Deutsche Bank	11/21/14	990,702
USD	6,416,272	GBP	3,900,000	JPMorgan Chase Bank N.A.	11/21/14	96,534
USD	1,864,780	GBP	1,150,000	JPMorgan Chase Bank N.A.	11/21/14	1,268

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,428,040	GBP	2,100,000	JPMorgan Chase Bank N.A.	11/21/14	$25,104
USD	17,903,127	JPY	1,862,555,374	Barclays Bank plc	11/21/14	914,895
USD	1,850,000	JPY	198,394,019	Deutsche Bank	11/21/14	40,463
USD	2,050,000	JPY	222,903,675	JPMorgan Chase Bank N.A.	11/21/14	16,912
KRW	7,546,319,746	USD	7,418,718	Westpac Group	11/21/14	(303,032)
USD	3,650,000	KRW	3,799,650,000	Westpac Group	11/21/14	67,179
USD	4,450,000	NOK	28,529,313	Barclays Bank plc	11/21/14	17,245
USD	1,700,000	NOK	10,893,614	Barclays Bank plc	11/21/14	7,400
USD	36,143,895	NOK	223,815,107	Deutsche Bank	11/21/14	1,368,520
NZD	2,500,000	USD	2,017,658	Deutsche Bank	11/21/14	(75,681)
NZD	760,151	USD	627,731	Westpac Group	11/21/14	(37,253)
USD	1,917,560	NZD	2,350,000	Westpac Group	11/21/14	92,103
USD	31,158,075	SEK	216,764,515	Deutsche Bank	11/21/14	1,123,757
USD	2,650,000	SEK	18,547,681	UBS AG	11/21/14	80,082
SGD	8,077,059	USD	6,460,097	UBS AG	11/21/14	(128,786)
USD	4,550,000	SGD	5,769,400	UBS AG	11/21/14	27,578
TWD	126,650,000	USD	4,250,000	Westpac Group	11/21/14	(79,979)
USD	7,566,275	TWD	225,474,988	Westpac Group	11/21/14	142,387
						$10,447,486

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
571	U.S. Treasury 10-Year Notes	December 2014	$71,169,797	$462,653
43	U.S. Treasury Ultra Long Bonds	December 2014	6,557,500	54,661
			$77,727,297	$517,314

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CZK	-	Czech Koruna
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
†    Category is less than 0.05% of total net assets.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $200,552,979, which represented 8.0% of total net assets.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	Collateral has been received at the custodian bank for margin requirements on forward commitments. At the period end, the aggregate value of securities received was $489,778.

(5)	Forward commitment. Settlement date is indicated.

(6)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $874,841.

(7)	The rate indicated is the yield to maturity at purchase.

(8)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

See Notes to Financial Statements.

Statement of Assets and Liabilities

SEPTEMBER 30, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,854,499,362)	$2,878,143,724
Cash	68,296,742
Foreign currency holdings, at value (cost of $3,120,285)	3,107,248
Receivable for investments sold	3,787,608
Receivable for variation margin on futures contracts	104,969
Unrealized appreciation on forward foreign currency exchange contracts	11,823,432
Interest receivable	15,152,557
2,980,416,280

Liabilities
Payable for investments purchased	462,008,525
Payable for capital shares redeemed	16,025,551
Unrealized depreciation on forward foreign currency exchange contracts	1,375,946
Accrued management fees	812,089
480,222,111

Net Assets	$2,500,194,169

Net Assets Consist of:
Capital paid in	$2,466,113,537
Distributions in excess of net investment income	(768,424)
Undistributed net realized gain	319,452
Net unrealized appreciation	34,529,604
$2,500,194,169

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Institutional Class	$2,439,238,339	225,155,165	$10.83
R6 Class	$60,955,830	5,624,736	$10.84

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$28,195,369

Expenses:
Management fees	4,808,580
Trustees' fees and expenses	71,675
Other expenses	1,545
4,881,800

Net investment income (loss)	23,313,569

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	15,810,704
Futures contract transactions	(7,338,014)
Swap agreement transactions	98,640
Foreign currency transactions	4,773,615
13,344,945

Change in net unrealized appreciation (depreciation) on:
Investments	4,314,545
Futures contracts	4,416
Swap agreements	(92,963)
Translation of assets and liabilities in foreign currencies	13,767,905
17,993,903

Net realized and unrealized gain (loss)	31,338,848

Net Increase (Decrease) in Net Assets Resulting from Operations	$54,652,417

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED) AND YEAR ENDED MARCH 31, 2014
Increase (Decrease) in Net Assets	September 30, 2014	March 31, 2014
Operations
Net investment income (loss)	$23,313,569	$32,978,033
Net realized gain (loss)	13,344,945	(4,329,359)
Change in net unrealized appreciation (depreciation)	17,993,903	(28,066,116)
Net increase (decrease) in net assets resulting from operations	54,652,417	582,558

Distributions to Shareholders
From net investment income:
Institutional Class	(24,668,695)	(37,900,008)
R6 Class	(548,957)	(208,940)
From net realized gains:
Institutional Class	—	(5,489,024)
R6 Class	—	(47,246)
Decrease in net assets from distributions	(25,217,652)	(43,645,218)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	181,708,056	732,134,831

Net increase (decrease) in net assets	211,142,821	689,072,171

Net Assets
Beginning of period	2,289,051,348	1,599,979,177
End of period	$2,500,194,169	$2,289,051,348

Undistributed (distributions in excess of) net investment income	$(768,424)	$1,135,659

See Notes to Financial Statements.

Notes to Financial Statements

SEPTEMBER 30, 2014 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. NT Diversified Bond Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek a high level of income by investing in non-money market debt securities. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry.

The fund offers the Institutional Class and the R6 Class, which have different fees and expenses. The difference in the fee structures between the classes is not the result of any difference in advisory or custodial fees or other expenses related to management of the fund’s assets, which do not vary by class. The fund’s R6 Class shares are available for purchase exclusively by certain American Century Investments funds of funds that are offered only through employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. Because financial intermediaries do not receive any service, distribution or administrative fees for offering such funds of funds, American Century Investment Management, Inc. (ACIM) (the investment advisor) is able to charge the R6 Class a lower unified management fee. Sale of the R6 Class commenced on July 26, 2013.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2925% to 0.4100%. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class and 0.0000% to 0.0600% for the R6 Class. The effective annual management fee for each class for the six months ended September 30, 2014 was 0.40% for the Institutional Class and 0.35% for the R6 Class.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the trustees during the six months ended September 30, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended September 30, 2014 totaled $3,092,952,647, of which $2,670,259,229 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended September 30, 2014 totaled $2,936,269,041, of which $2,783,393,078 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2014		Year ended March 31, 2014(1)
	Shares	Amount	Shares	Amount
Institutional Class
Sold	21,219,293	$229,324,332	72,499,041	$775,156,762
Issued in reinvestment of distributions	2,276,020	24,668,695	4,060,842	43,389,032
Redeemed	(9,636,987)	(104,253,081)	(10,757,594)	(114,740,312)
	13,858,326	149,739,946	65,802,289	703,805,482
R6 Class
Sold	3,241,519	34,938,627	3,045,134	32,454,058
Issued in reinvestment of distributions	50,609	548,957	24,037	256,186
Redeemed	(325,644)	(3,519,474)	(410,919)	(4,380,895)
	2,966,484	31,968,110	2,658,252	28,329,349
Net increase (decrease)	16,824,810	$181,708,056	68,460,541	$732,134,831

(1) July 26, 2013 (commencement of sale) through March 31, 2014 for the R6 Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$738,169,920	—
U.S. Government Agency Mortgage-Backed Securities	—	708,240,065	—
U.S. Treasury Securities	—	662,230,301	—
Sovereign Governments and Agencies	—	217,029,278	—
Collateralized Mortgage Obligations	—	155,103,634	—
Commercial Mortgage-Backed Securities	—	134,433,282	—
Asset-Backed Securities	—	124,212,967	—
Municipal Securities	—	33,402,994	—
U.S. Government Agency Securities	—	4,312,377	—
Temporary Cash Investments	$204,956	100,803,950	—
	$204,956	$2,877,938,768	—
Other Financial Instruments
Futures Contracts	$517,314	—	—
Forward Foreign Currency Exchange Contracts	—	$11,823,432	—
	$517,314	$11,823,432	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$(1,375,946)	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund’s average notional amount held during the period was $7,500,000.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund’s average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was 488,666,852 contracts.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund’s average exposure to interest rate risk derivative instruments held during the period was 1,095 contracts.

Value of Derivative Instruments as of September 30, 2014

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$11,823,432	Unrealized depreciation on forward foreign currency exchange contracts	$1,375,946
Interest Rate Risk	Receivable for variation margin on futures contracts*	104,969	Payable for variation margin on futures contracts*	—
		$11,928,401		$1,375,946

*	Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2014

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$98,640	Change in net unrealized appreciation (depreciation) on swap agreements	$(92,963)
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	5,042,165	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	13,887,184
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(7,338,014)	Change in net unrealized appreciation (depreciation) on futures contracts	4,416
		$(2,197,209)		$13,798,637

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,855,557,168
Gross tax appreciation of investments	$37,388,028
Gross tax depreciation of investments	(14,801,472)
Net tax appreciation (depreciation) of investments	$22,586,556

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2014, the fund had accumulated short-term capital losses of $(7,048,477) and accumulated long-term capital losses of $(5,101,022), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2014(4)	$10.70	0.10	0.14	0.24	(0.11)	—	(0.11)	$10.83	2.27%	0.40%(3)	0.40%(3)	1.91%(3)	1.91%(3)	109%	$2,439,238
2014	$11.00	0.18	(0.24)	(0.06)	(0.21)	(0.03)	(0.24)	$10.70	(0.53)%	0.40%	0.40%	1.71%	1.71%	206%	$2,260,604
2013	$10.91	0.23	0.25	0.48	(0.26)	(0.13)	(0.39)	$11.00	4.41%	0.40%	0.40%	2.04%	2.04%	154%	$1,599,979
2012	$10.57	0.31	0.54	0.85	(0.37)	(0.14)	(0.51)	$10.91	8.16%	0.41%	0.41%	2.89%	2.89%	109%	$1,156,769
2011	$10.51	0.35	0.18	0.53	(0.37)	(0.10)	(0.47)	$10.57	5.00%	0.39%	0.40%	3.24%	3.23%	77%	$827,585
2010	$10.12	0.37	0.43	0.80	(0.38)	(0.03)	(0.41)	$10.51	7.99%	0.38%	0.41%	3.53%	3.50%	104%	$527,888
R6 Class
2014(4)	$10.70	0.11	0.15	0.26	(0.12)	—	(0.12)	$10.84	2.39%	0.35%(3)	0.35%(3)	1.96%(3)	1.96%(3)	109%	$60,956
2014(5)	$10.65	0.13	0.09	0.22	(0.14)	(0.03)	(0.17)	$10.70	2.11%	0.35%(3)	0.35%(3)	1.84%(3)	1.84%(3)	206%(6)	$28,448

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Annualized.

(4)	Six months ended September 30, 2014 (unaudited).

(5)	July 26, 2013 (commencement of sale) through March 31, 2014.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2014.
See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 13, 2014, the Fund’s Board of Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, and five-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was at the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the

Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-83917 1411

SEMIANNUAL REPORT	SEPTEMBER 30, 2014

High-Yield Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended September 30, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Mostly Positive Period for U.S. Government Bonds and Large-Cap Stocks, With Defensive Undertones

After experiencing a harsh U.S. winter, weaker-than-expected global economic conditions, and geopolitical turmoil in many regions, it’s not surprising that investors displayed defensive tendencies during this reporting period. The U.S. dollar, the U.S. Treasury market, and large-cap U.S. stocks benefited from “flight to quality” capital flows during 2014 as negative headlines emanated from some key emerging markets and the European economy. The 30-year U.S. Treasury bond was one of the top performers for the period, returning 8.74%, according to Barclays, on strong demand from institutions and non-U.S. investors, attracted by its relatively high yield compared with similar “safe haven” sovereign bond yields in other developed countries.

The S&P 500 Index advanced 6.42%, leading most other U.S. and non-U.S. equity indices. Large-cap U.S. growth stocks generally outperformed large-cap U.S. value, but both advanced, as well as relatively more defensive, more yield-oriented U.S. stock sectors such as utilities and REITs (real estate investment trusts). By contrast, small-cap stocks in the U.S. and non-U.S. developed country stocks across all capitalizations generally retreated. The Russell 2000 Index and the MSCI EAFE Index posted negative returns of -5.46% and -2.03%, respectively, in U.S. dollar terms, the latter affected in part by non-U.S. currency weakness compared with the dollar.

Global economic and geopolitical uncertainties could continue to support the relative appeal of the U.S. dollar and other U.S assets in coming months. But the anticipated end of the U.S. Federal Reserve’s monthly bond-buying program and the still-looming possibility of higher interest rates in 2015 point to potential U.S. market volatility ahead. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of September 30, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	ABHIX	-0.39%	5.13%	9.16%(2)	6.70%(2)	5.11%	9/30/97
Barclays U.S. High-Yield 2% Issuer Capped Bond Index	—	0.50%	7.19%	10.51%	8.31%	7.10%	—
Institutional Class	ACYIX	-0.29%	5.34%	9.38%(2)	6.91%(2)	7.11%(2)	8/2/04
A Class(3)	AHYVX						3/8/02
No sales charge*		-0.51%	4.87%	8.89%(2)	6.44%(2)	7.13%(2)
With sales charge*		-4.93%	0.14%	7.87%(2)	5.95%(2)	6.75%(2)
C Class	AHDCX						12/10/01
No sales charge*		-0.88%	4.08%	8.08%(2)	5.65%(2)	6.28%(2)
With sales charge*		-1.85%	4.08%	8.08%(2)	5.65%(2)	6.28%(2)
R Class	AHYRX	-0.47%	4.78%	8.61%(2)	—	6.24%(2)	7/29/05
R6 Class	AHYDX	-0.26%	5.56%	—	—	4.65%	7/26/13

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

(3)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class	R6 Class
0.85%	0.65%	1.10%	1.85%	1.35%	0.60%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

SEPTEMBER 30, 2014
Portfolio at a Glance
Average Duration (effective)	4.0 years
Weighted Average Life	5.6 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	95.0%
Municipal Securities	1.4%
Asset-Backed Securities	0.4%
Common Stocks	0.3%
Exchange-Traded Funds	0.1%
Preferred Stocks	—*
Temporary Cash Investments	1.5%
Other Assets and Liabilities	1.3%
*Category is less than 0.05% of total net assets.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2014 to September 30, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 4/1/14	Ending Account Value 9/30/14	Expenses Paid During Period(1) 4/1/14 - 9/30/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$996.10	$4.25	0.85%
Institutional Class	$1,000	$997.10	$3.25	0.65%
A Class	$1,000	$994.90	$5.50	1.10%
C Class	$1,000	$991.20	$9.23	1.85%
R Class	$1,000	$995.30	$6.75	1.35%
R6 Class	$1,000	$997.40	$3.00	0.60%
Hypothetical
Investor Class	$1,000	$1,020.81	$4.31	0.85%
Institutional Class	$1,000	$1,021.81	$3.29	0.65%
A Class	$1,000	$1,019.55	$5.57	1.10%
C Class	$1,000	$1,015.79	$9.35	1.85%
R Class	$1,000	$1,018.30	$6.83	1.35%
R6 Class	$1,000	$1,022.06	$3.04	0.60%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

SEPTEMBER 30, 2014 (UNAUDITED)

	Principal Amount	Value
CORPORATE BONDS — 95.0%
Aerospace and Defense — 0.5%
B/E Aerospace, Inc., 5.25%, 4/1/22	$2,000,000	$2,165,000
TransDigm, Inc., 6.00%, 7/15/22(1)	1,650,000	1,631,438
		3,796,438
Airlines†
United Continental Holdings, Inc., 6.375%, 6/1/18	250,000	262,500
Auto Components — 0.8%
Allison Transmission, Inc., 7.125%, 5/15/19(1)	700,000	736,750
American Axle & Manufacturing, Inc., 6.25%, 3/15/21	500,000	522,500
Dana Holding Corp., 6.75%, 2/15/21	975,000	1,029,844
Goodyear Tire & Rubber Co. (The), 8.25%, 8/15/20	750,000	806,250
Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22	1,450,000	1,560,562
Schaeffler Finance BV, 4.75%, 5/15/21(1)	225,000	225,563
UCI International, Inc., 8.625%, 2/15/19	1,250,000	1,212,125
		6,093,594
Automobiles — 1.0%
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	3,400,000	3,625,250
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21	200,000	219,000
General Motors Co., 3.50%, 10/2/18	1,750,000	1,787,187
General Motors Financial Co., Inc., 3.25%, 5/15/18	1,250,000	1,265,625
Jaguar Land Rover Automotive plc, 8.125%, 5/15/21(1)	250,000	274,688
		7,171,750
Banks — 2.7%
Akbank TAS, 3.875%, 10/24/17	920,000	928,574
Banco Bradesco SA, 4.50%, 1/12/17	920,000	967,150
Banco do Brasil SA, 3.875%, 1/23/17	920,000	949,900
Barclays Bank plc, 7.625%, 11/21/22	1,000,000	1,076,500
BBVA Banco Continental SA, 3.25%, 4/8/18(1)	920,000	937,020
CGG SA, 6.50%, 6/1/21	225,000	199,125
China Overseas Finance Cayman IV Ltd., 4.875%, 2/15/17	920,000	972,733
Corpbanca SA, 3.125%, 1/15/18	920,000	924,176
Grupo Aval Ltd., 5.25%, 2/1/17	920,000	975,200
ICICI Bank Ltd./Dubai, 4.70%, 2/21/18	920,000	973,702
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(1)	2,750,000	2,976,875
Regions Bank, 6.45%, 6/26/37	1,500,000	1,767,815
Royal Bank of Scotland Group plc, VRN, 7.64%, 9/30/17	3,600,000	3,825,000
Royal Bank of Scotland Group plc, VRN, 7.65%, 9/30/31	1,750,000	2,056,250
		19,530,020
Building Products — 0.3%
Masco Corp., 5.95%, 3/15/22	1,200,000	1,317,000
Masonite International Corp., 8.25%, 4/15/21(1)	250,000	268,750

7

	Principal Amount	Value
USG Corp., 7.875%, 3/30/20(1)	$250,000	$270,938
		1,856,688
Capital Markets — 0.6%
DBS Bank Ltd., VRN, 3.625%, 9/21/17	920,000	951,053
Dresdner Funding Trust I, 8.15%, 6/30/31(1)	2,500,000	2,962,500
E*TRADE Financial Corp., 6.00%, 11/15/17	700,000	724,500
		4,638,053
Chemicals — 1.2%
Ashland, Inc., 4.75%, 8/15/22	2,250,000	2,205,000
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	1,450,000	1,480,812
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 6.625%, 4/15/20	1,500,000	1,515,000
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20	1,000,000	957,500
Ineos Finance plc, 8.375%, 2/15/19(1)	600,000	644,250
Ineos Finance plc, 7.50%, 5/1/20(1)	950,000	1,015,313
INEOS Group Holdings SA, 6.125%, 8/15/18(1)	125,000	125,156
WR Grace & Co-Conn, 5.125%, 10/1/21(1)	1,100,000	1,122,000
		9,065,031
Commercial Services and Supplies — 2.0%
ACCO Brands Corp., 6.75%, 4/30/20	450,000	468,000
ADT Corp. (The), 6.25%, 10/15/21	2,000,000	2,075,000
Ceridian LLC, 8.875%, 7/15/19(1)	1,600,000	1,778,000
Clean Harbors, Inc., 5.25%, 8/1/20	1,100,000	1,105,500
Covanta Holding Corp., 5.875%, 3/1/24	1,600,000	1,608,000
Envision Healthcare Corp., 5.125%, 7/1/22(1)	2,260,000	2,231,750
Global A&T Electronics Ltd., 10.00%, 2/1/19(1)	250,000	228,125
Iron Mountain, Inc., 8.375%, 8/15/21	274,000	285,645
Iron Mountain, Inc., 5.75%, 8/15/24	1,500,000	1,479,375
Modular Space Corp., 10.25%, 1/31/19(1)	1,935,000	1,959,187
ServiceMaster Co., 8.00%, 2/15/20	1,527,000	1,622,438
		14,841,020
Communications Equipment — 2.1%
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20(1)	5,420,000	5,541,950
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	1,001,000	948,447
Avaya, Inc., 7.00%, 4/1/19(1)	1,450,000	1,418,281
CommScope, Inc., 5.50%, 6/15/24(1)	863,000	852,213
Crown Castle International Corp., 5.25%, 1/15/23	3,000,000	2,985,000
DreamWorks Animation SKG, Inc., 6.875%, 8/15/20(1)	1,100,000	1,152,470
Nokia Oyj, 5.375%, 5/15/19	700,000	743,750
SBA Communications Corp., 5.625%, 10/1/19	1,000,000	1,020,000
SBA Communications Corp., 4.875%, 7/15/22(1)	1,000,000	962,500
		15,624,611
Construction and Engineering — 0.2%
Tutor Perini Corp., 7.625%, 11/1/18	1,000,000	1,037,500
Construction Materials — 1.4%
Associated Materials LLC, 9.125%, 11/1/17	950,000	934,563

8

	Principal Amount	Value
Builders FirstSource, Inc., 7.625%, 6/1/21(1)	$1,000,000	$1,020,000
Building Materials Corp. of America, 6.75%, 5/1/21(1)	1,060,000	1,113,000
Covanta Holding Corp., 7.25%, 12/1/20	1,050,000	1,123,500
Headwaters, Inc., 7.625%, 4/1/19	500,000	523,750
Interline Brands, Inc., PIK, 10.00%, 11/15/18	1,100,000	1,152,250
Louisiana-Pacific Corp., 7.50%, 6/1/20	400,000	428,000
Nortek, Inc., 8.50%, 4/15/21	500,000	540,000
Summit Materials LLC / Summit Materials Finance Corp., 10.50%, 1/31/20	1,000,000	1,110,000
USG Corp., 5.875%, 11/1/21(1)	1,100,000	1,127,500
Vulcan Materials Co., 7.00%, 6/15/18	800,000	892,000
		9,964,563
Consumer Finance — 3.5%
24 Hour Holdings III LLC, 8.00%, 6/1/22(1)	1,000,000	930,000
Caesars Entertainment Resort Properties LLC, 8.00%, 10/1/20(1)	1,750,000	1,735,781
Caesars Entertainment Resort Properties LLC, 11.00%, 10/1/21(1)	1,500,000	1,413,750
CIT Group, Inc., 4.25%, 8/15/17	3,500,000	3,543,750
CIT Group, Inc., 5.50%, 2/15/19(1)	1,500,000	1,570,313
CIT Group, Inc., 3.875%, 2/19/19	1,500,000	1,477,500
CIT Group, Inc., 5.00%, 8/15/22	2,190,000	2,203,688
CIT Group, Inc., 5.00%, 8/1/23	1,250,000	1,243,750
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	1,000,000	1,024,690
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	850,000	871,250
Harland Clarke Holdings Corp., 9.25%, 3/1/21(1)	500,000	508,125
Navient LLC, 5.50%, 1/25/23	5,250,000	5,059,687
RSI Home Products, Inc., 6.875%, 3/1/18(1)	100,000	104,750
Springleaf Finance Corp., 7.75%, 10/1/21	200,000	225,000
Springleaf Finance Corp., Series J, MTN, 6.90%, 12/15/17	2,250,000	2,396,250
TransUnion Holding Co., Inc., PIK, 9.625%, 6/15/18	1,000,000	1,032,500
Wolverine World Wide, Inc., 6.125%, 10/15/20	250,000	262,500
		25,603,284
Containers and Packaging — 1.4%
AEP Industries, Inc., 8.25%, 4/15/19	1,975,000	2,054,000
Ardagh Packaging Finance plc, 9.125%, 10/15/20(1)	1,200,000	1,299,000
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.75%, 1/31/21(1)	750,000	751,875
Ball Corp., 5.00%, 3/15/22	1,450,000	1,464,500
Ball Corp., 4.00%, 11/15/23	500,000	467,500
Berry Plastics Corp., 9.75%, 1/15/21	600,000	667,500
Berry Plastics Corp., 5.50%, 5/15/22	250,000	240,937
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer Inc., 6.00%, 6/15/17(1)	1,200,000	1,185,000
Consolidated Container Co., 10.125%, 7/15/20(1)	350,000	330,750
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	1,100,000	1,045,000
Packaging Dynamics Corp., 8.75%, 2/1/16(1)	880,000	893,200
		10,399,262
Diversified Consumer Services — 0.3%
Laureate Education, Inc., 9.50%, 9/1/19(1)	750,000	757,500
Service Corp. International/US, 5.375%, 1/15/22	1,000,000	1,015,000
		1,772,500

9

	Principal Amount	Value
Diversified Financial Services — 3.2%
Ally Financial, Inc., 5.50%, 2/15/17	$2,500,000	$2,606,250
Ally Financial, Inc., 6.25%, 12/1/17	2,150,000	2,311,250
Ally Financial, Inc., 4.75%, 9/10/18	1,200,000	1,233,000
Ally Financial, Inc., 3.50%, 1/27/19	2,000,000	1,950,000
Ally Financial, Inc., 8.00%, 3/15/20	2,000,000	2,335,000
Ally Financial, Inc., 8.00%, 11/1/31	750,000	937,500
Credit Suisse Group Guernsey I Ltd., VRN, 7.875%, 8/24/16	1,250,000	1,328,906
Denali Borrower LLC / Denali Finance Corp., 5.625%, 10/15/20(1)	750,000	773,438
DFC Finance Corp., 10.50%, 6/15/20(1)	2,000,000	1,950,000
Hockey Merger Sub 2, Inc., 7.875%, 10/1/21(1)	1,000,000	1,028,750
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20	1,080,000	1,115,100
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22	960,000	962,400
Serta Simmons Holdings LLC, 8.125%, 10/1/20(1)	2,300,000	2,438,000
Societe Generale SA, VRN, 5.92%, 4/5/17(1)	1,000,000	1,060,000
UPCB Finance III Ltd., 6.625%, 7/1/20(1)	1,500,000	1,575,150
		23,604,744
Diversified Telecommunication Services — 5.8%
CenturyLink, Inc., 5.625%, 4/1/20	4,300,000	4,451,575
CenturyLink, Inc., 7.65%, 3/15/42	1,250,000	1,237,500
Cincinnati Bell, Inc., 8.75%, 3/15/18	960,000	997,440
Frontier Communications Corp., 7.125%, 3/15/19	2,275,000	2,468,375
Frontier Communications Corp., 8.50%, 4/15/20	500,000	557,500
Frontier Communications Corp., 7.125%, 1/15/23	1,250,000	1,281,250
Frontier Communications Corp., 6.875%, 1/15/25	1,620,000	1,603,800
Hughes Satellite Systems Corp., 6.50%, 6/15/19	1,000,000	1,078,125
Inmarsat Finance plc, 4.875%, 5/15/22(1)	630,000	617,400
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	3,360,000	3,540,600
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	1,950,000	2,062,125
Intelsat Jackson Holdings SA, 6.625%, 12/15/22	500,000	510,000
Intelsat Luxembourg SA, 7.75%, 6/1/21	500,000	511,875
Level 3 Financing, Inc., 7.00%, 6/1/20	1,000,000	1,058,750
Level 3 Financing, Inc., 8.625%, 7/15/20	3,850,000	4,186,875
Softbank Corp., 4.50%, 4/15/20(1)	1,500,000	1,501,875
Sprint Capital Corp., 6.90%, 5/1/19	2,600,000	2,746,250
Sprint Capital Corp., 8.75%, 3/15/32	1,000,000	1,096,250
Telecom Italia Capital SA, 7.00%, 6/4/18	2,200,000	2,486,000
Telecom Italia Capital SA, 6.375%, 11/15/33	3,590,000	3,590,000
Telecom Italia Capital SA, 7.72%, 6/4/38	1,000,000	1,130,000
Virgin Media Finance plc, 8.375%, 10/15/19	902,000	944,394
Windstream Corp., 7.875%, 11/1/17	250,000	278,437
Windstream Corp., 7.75%, 10/15/20	1,200,000	1,269,000
Windstream Corp., 6.375%, 8/1/23	1,000,000	968,750
		42,174,146
Electric Utilities — 1.0%
AES Corp. (The), 4.875%, 5/15/23	3,250,000	3,103,750

10

	Principal Amount	Value
Atlantic Power Corp., 9.00%, 11/15/18	$4,180,000	$4,242,700
		7,346,450
Electronic Equipment, Instruments and Components — 0.4%
Sanmina Corp., 4.375%, 6/1/19(1)	2,460,000	2,416,950
Viasystems, Inc., 7.875%, 5/1/19(1)	700,000	736,750
		3,153,700
Energy Equipment and Services — 1.5%
Basic Energy Services, Inc., 7.75%, 2/15/19	2,200,000	2,288,000
FTS International, Inc., 6.25%, 5/1/22(1)	1,620,000	1,599,750
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21	1,500,000	1,432,500
Offshore Group Investment Ltd., 7.125%, 4/1/23	1,250,000	1,107,812
Pacific Drilling SA, 5.375%, 6/1/20(1)	500,000	460,000
Pacific Drilling V Ltd., 7.25%, 12/1/17(1)	125,000	125,938
Paragon Offshore plc, 7.25%, 8/15/24(1)	1,100,000	935,000
Petroleum Geo-Services ASA, 7.375%, 12/15/18(1)	1,125,000	1,130,625
Precision Drilling Corp. Co., 5.25%, 11/15/24(1)	1,350,000	1,306,125
SESI LLC, 6.375%, 5/1/19	750,000	783,750
		11,169,500
Food and Staples Retailing — 1.0%
BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19(1)	3,000,000	2,947,500
Rite Aid Corp., 9.25%, 3/15/20	1,700,000	1,861,500
Rite Aid Corp., 6.75%, 6/15/21	1,500,000	1,541,250
SUPERVALU, Inc., 6.75%, 6/1/21	1,020,000	1,009,800
		7,360,050
Food Products — 1.3%
ARAMARK Corp., 5.75%, 3/15/20	700,000	721,000
Big Heart Pet Brands, 7.625%, 2/15/19	1,246,000	1,238,213
HJ Heinz Co., 4.25%, 10/15/20	1,750,000	1,743,437
JBS Investments GmbH, 7.25%, 4/3/24(1)	350,000	357,875
JBS USA LLC/JBS USA Finance, Inc., 8.25%, 2/1/20(1)	950,000	1,016,500
JBS USA LLC/JBS USA Finance, Inc., 7.25%, 6/1/21(1)	750,000	791,250
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21	1,000,000	970,000
Post Holdings, Inc., 7.375%, 2/15/22	1,750,000	1,736,875
Smithfield Foods, Inc., 6.625%, 8/15/22	750,000	795,000
TreeHouse Foods, Inc., 4.875%, 3/15/22	100,000	98,750
		9,468,900
Gas Utilities — 3.9%
Access Midstream Partners LP / ACMP Finance Corp., 5.875%, 4/15/21	1,000,000	1,060,000
Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp., 6.625%, 10/1/20	750,000	770,625
Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp., 5.875%, 8/1/23	1,500,000	1,473,750
Chesapeake Midstream Partners LP / CHKM Finance Corp., 6.125%, 7/15/22	1,000,000	1,075,000
El Paso Corp., 7.25%, 6/1/18	700,000	794,500
Energy Transfer Equity LP, 5.875%, 1/15/24	710,000	729,525
Genesis Energy LP, 5.625%, 6/15/24	1,500,000	1,449,375
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18(1)	3,700,000	4,046,875

11

	Principal Amount	Value
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	$295,000	$312,700
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 6/15/22	325,000	343,687
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.50%, 2/15/23	500,000	513,750
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.50%, 7/15/23	800,000	780,000
NGPL PipeCo LLC, 7.12%, 12/15/17(1)	750,000	753,750
NGPL PipeCo LLC, 9.625%, 6/1/19(1)	250,000	266,250
Regency Energy Partners LP / Regency Energy Finance Corp., 5.50%, 4/15/23	1,350,000	1,377,000
Regency Energy Partners LP / Regency Energy Finance Corp., 4.50%, 11/1/23	1,500,000	1,458,750
Rockies Express Pipeline LLC, 5.625%, 4/15/20(1)	3,630,000	3,775,200
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	1,000,000	1,032,500
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22(1)	1,000,000	1,053,750
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	2,590,000	2,628,850
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.375%, 8/1/22	562,000	601,340
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	2,436,000	2,344,650
		28,641,827
Health Care Equipment and Supplies — 1.4%
Alere, Inc., 8.625%, 10/1/18	360,000	371,700
Alere, Inc., 6.50%, 6/15/20	1,250,000	1,253,125
Biomet, Inc., 6.50%, 8/1/20	1,000,000	1,062,500
Crimson Merger Sub, Inc., 6.625%, 5/15/22(1)	625,000	570,313
DJO Finance LLC / DJO Finance Corp., 9.75%, 10/15/17	250,000	255,000
Hologic, Inc., 6.25%, 8/1/20	250,000	258,125
Kinetic Concepts, Inc. / KCI USA, Inc., 10.50%, 11/1/18	2,402,000	2,618,180
Kinetic Concepts, Inc. / KCI USA, Inc., 12.50%, 11/1/19	650,000	726,375
Mallinckrodt International Finance SA, 4.75%, 4/15/23	2,240,000	2,100,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.75%, 8/1/22(1)	1,150,000	1,162,937
		10,378,255
Health Care Providers and Services — 5.4%
21st Century Oncology, Inc., 8.875%, 1/15/17	280,000	289,100
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	1,250,000	1,225,000
Amsurg Corp., 5.625%, 7/15/22(1)	2,000,000	1,990,000
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	820,000	844,600
CHS/Community Health Systems, Inc., 8.00%, 11/15/19	1,500,000	1,605,300
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	700,000	742,000
CHS/Community Health Systems, Inc., 6.875%, 2/1/22(1)	2,340,000	2,451,150
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	1,350,000	1,404,000
DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	1,907,000	1,877,203
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	1,350,000	1,437,750
Gentiva Health Services, Inc., 11.50%, 9/1/18	1,498,000	1,593,498
HCA Holdings, Inc., 7.75%, 5/15/21	1,500,000	1,606,875
HCA, Inc., 7.25%, 9/15/20	1,000,000	1,052,500

12

	Principal Amount	Value
HCA, Inc., 7.50%, 2/15/22	$2,250,000	$2,536,875
HCA, Inc., 5.875%, 3/15/22	500,000	526,875
HCA, Inc., 4.75%, 5/1/23	2,000,000	1,960,000
HCA, Inc., 7.69%, 6/15/25	2,400,000	2,652,000
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	1,950,000	2,047,500
LifePoint Hospitals, Inc., 5.50%, 12/1/21	2,200,000	2,238,500
Tenet Healthcare Corp., 5.00%, 3/1/19(1)	1,500,000	1,485,000
Tenet Healthcare Corp., 8.00%, 8/1/20	1,600,000	1,692,000
Tenet Healthcare Corp., 6.00%, 10/1/20	2,100,000	2,226,000
Tenet Healthcare Corp., 4.50%, 4/1/21	500,000	489,375
Tenet Healthcare Corp., 8.125%, 4/1/22	2,170,000	2,387,000
Universal Health Services, Inc., 4.75%, 8/1/22(1)	800,000	800,000
		39,160,101
Hotels, Restaurants and Leisure — 3.5%
1011778 BC ULC / New Red Finance, Inc., 6.00%, 4/1/22(1)(2)	1,660,000	1,657,925
Affinity Gaming LLC/Affinity Gaming Finance Corp., 9.00%, 5/15/18	1,000,000	975,000
Boyd Gaming Corp., 9.125%, 12/1/18	1,600,000	1,676,000
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18	1,900,000	448,875
Caesars Entertainment Operating Co., Inc., 8.50%, 2/15/20	4,000,000	3,080,000
Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance, Inc., 9.375%, 5/1/22(1)	250,000	219,688
CEC Entertainment, Inc., 8.00%, 2/15/22(1)	250,000	235,000
Golden Nugget Escrow, Inc., 8.50%, 12/1/21(1)	750,000	760,312
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, 10/15/21(1)	2,880,000	2,971,800
MCE Finance Ltd., 5.00%, 2/15/21(1)	1,750,000	1,688,750
MGM Resorts International, 8.625%, 2/1/19	750,000	849,450
MGM Resorts International, 5.25%, 3/31/20	1,800,000	1,804,500
MGM Resorts International, 7.75%, 3/15/22	250,000	278,750
Pinnacle Entertainment, 7.50%, 4/15/21	1,800,000	1,881,000
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	800,000	812,000
Station Casinos LLC, 7.50%, 3/1/21	4,060,000	4,252,850
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.375%, 3/15/22	750,000	766,875
Wynn Macau Ltd., 5.25%, 10/15/21(1)	1,325,000	1,285,250
		25,644,025
Household Durables — 2.9%
Beazer Homes USA, Inc., 8.125%, 6/15/16	750,000	802,500
Beazer Homes USA, Inc., 7.25%, 2/1/23	209,000	209,000
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(1)	750,000	757,500
Century Communities, Inc., 6.875%, 5/15/22(1)	370,000	374,625
K Hovnanian Enterprises, Inc., 7.00%, 1/15/19(1)	5,150,000	5,063,094
KB Home, 4.75%, 5/15/19	1,500,000	1,462,500
KB Home, 8.00%, 3/15/20	500,000	552,500
Lennar Corp., 6.95%, 6/1/18	800,000	876,000
Meritage Homes Corp., 7.00%, 4/1/22	750,000	813,750
Ryland Group, Inc. (The), 5.375%, 10/1/22	500,000	490,000

13

	Principal Amount	Value
Standard Pacific Corp., 8.375%, 5/15/18	$1,850,000	$2,109,000
Taylor Morrison Communities, Inc. / Monarch Communities, Inc., 5.625%, 3/1/24(1)	2,000,000	1,935,000
Toll Brothers Finance Corp., 6.75%, 11/1/19	680,000	763,300
WCI Communities, Inc., 6.875%, 8/15/21	2,000,000	2,015,000
Weyerhaeuser Real Estate Co., 5.875%, 6/15/24(1)	1,600,000	1,598,000
William Lyon Homes, Inc., 8.50%, 11/15/20	1,000,000	1,085,000
		20,906,769
Household Products — 1.4%
American Achievement Corp., 10.875%, 4/15/16(1)	1,000,000	992,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.125%, 4/15/19	400,000	415,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.00%, 4/15/19	1,000,000	1,046,250
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.875%, 8/15/19	975,000	1,038,375
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 8/15/19	1,450,000	1,567,812
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	1,500,000	1,533,750
Spectrum Brands, Inc., 6.375%, 11/15/20	1,560,000	1,634,100
Spectrum Brands, Inc., 6.625%, 11/15/22	1,680,000	1,772,400
		10,000,687
Industrial Conglomerates — 1.6%
Algeco Scotsman Global Finance plc, 10.75%, 10/15/19(1)	1,100,000	1,061,500
Bombardier, Inc., 7.50%, 3/15/18(1)	900,000	987,750
Bombardier, Inc., 5.75%, 3/15/22(1)	1,960,000	1,960,000
HD Supply, Inc., 8.125%, 4/15/19	950,000	1,030,750
HD Supply, Inc., 7.50%, 7/15/20	2,300,000	2,397,750
Jack Cooper Holdings Corp., 9.25%, 6/1/20(1)	1,100,000	1,186,625
JCH Parent, Inc., PIK, 10.50%, 3/15/19(1)	500,000	491,250
Milacron LLC / Mcron Finance Corp., 7.75%, 2/15/21(1)	100,000	105,750
Schaeffler Finance BV, 7.75%, 2/15/17(1)	875,000	955,937
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.375%, 5/1/22(1)	1,370,000	1,318,625
		11,495,937
Insurance — 2.2%
AIG Life Holdings, Inc., 7.57%, 12/1/45(1)	100,000	135,181
Aircastle Ltd., 6.75%, 4/15/17	1,225,000	1,313,812
American International Group, Inc., VRN, 8.18%, 5/15/38	1,000,000	1,352,500
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp., 8.375%, 2/15/18(1)	1,250,000	1,310,938
Genworth Financial, Inc., VRN, 6.15%, 11/15/16	1,400,000	1,235,500
International Lease Finance Corp., 5.75%, 5/15/16	2,500,000	2,617,187
International Lease Finance Corp., 8.75%, 3/15/17	2,200,000	2,458,500
International Lease Finance Corp., 6.25%, 5/15/19	1,250,000	1,343,750
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(1)	2,400,000	2,556,000
Onex USI Aquisition Corp., 7.75%, 1/15/21(1)	500,000	500,000
QBE Capital Funding III Ltd., VRN, 7.25%, 5/24/21(1)	500,000	545,723
Voya Financial, Inc., VRN, 5.65%, 5/15/23	750,000	757,500
		16,126,591

14

	Principal Amount	Value
Internet Software and Services — 0.7%
Equinix, Inc., 4.875%, 4/1/20	$500,000	$497,500
Equinix, Inc., 7.00%, 7/15/21	500,000	537,500
IAC/InterActiveCorp, 4.75%, 12/15/22	1,000,000	965,000
Netflix, Inc., 5.375%, 2/1/21	500,000	512,500
Netflix, Inc., 5.75%, 3/1/24(1)	2,000,000	2,070,000
VeriSign, Inc., 4.625%, 5/1/23	500,000	485,000
Zayo Group LLC / Zayo Capital, Inc., 8.125%, 1/1/20	250,000	269,063
		5,336,563
IT Services — 1.9%
Audatex North America, Inc., 6.00%, 6/15/21(1)	1,340,000	1,380,200
First Data Corp., 7.375%, 6/15/19(1)	1,600,000	1,686,000
First Data Corp., 8.875%, 8/15/20(1)	1,000,000	1,075,000
First Data Corp., 8.25%, 1/15/21(1)	5,599,000	5,962,935
First Data Corp., 12.625%, 1/15/21	349,000	418,800
First Data Corp., 11.75%, 8/15/21	2,215,000	2,574,937
j2 Global, Inc., 8.00%, 8/1/20	200,000	217,000
SunGard Data Systems, Inc., 7.375%, 11/15/18	614,000	633,188
		13,948,060
Machinery — 0.6%
Case New Holand, Inc., 7.875%, 12/1/17	1,000,000	1,116,250
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	950,000	1,028,375
Navistar International Corp., 8.25%, 11/1/21	1,024,000	1,053,440
Oshkosh Corp., 8.50%, 3/1/20	350,000	371,000
Terex Corp., 6.50%, 4/1/20	500,000	526,250
Terex Corp., 6.00%, 5/15/21	250,000	261,250
		4,356,565
Marine — 0.7%
DP World Sukuk Ltd., 6.25%, 7/2/17	920,000	1,009,654
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	3,640,000	3,649,100
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc., 8.125%, 2/15/19	500,000	473,750
		5,132,504
Media — 8.7%
Altice SA, 7.75%, 5/15/22(1)	1,430,000	1,480,050
AMC Entertainment, Inc., 9.75%, 12/1/20	1,000,000	1,106,250
AMC Networks, Inc., 7.75%, 7/15/21	200,000	219,000
Cablevision Systems Corp., 5.875%, 9/15/22	1,500,000	1,456,875
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20	1,500,000	1,590,000
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	2,900,000	2,849,250
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21(1)	750,000	720,938
Cinemark USA, Inc., 5.125%, 12/15/22	600,000	592,500
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	375,000	388,125
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	2,375,000	2,475,937
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	730,000	750,075

15

	Principal Amount	Value
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	$270,000	$274,725
Clearwire Communications LLC/Clearwire Finance, Inc., 14.75%, 12/1/16(1)	500,000	622,500
CSC Holdings LLC, 7.625%, 7/15/18	1,200,000	1,345,500
CSC Holdings LLC, 6.75%, 11/15/21	1,200,000	1,282,740
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	1,350,000	1,388,812
DISH DBS Corp., 4.625%, 7/15/17	1,500,000	1,533,750
DISH DBS Corp., 6.75%, 6/1/21	2,950,000	3,178,625
DISH DBS Corp., 5.00%, 3/15/23	1,250,000	1,202,344
Gannett Co., Inc., 5.50%, 9/15/24(1)	1,500,000	1,481,250
Gray Television, Inc., 7.50%, 10/1/20	1,000,000	1,027,500
Griffey Intermediate, Inc. / Griffey Finance Sub LLC, 7.00%, 10/15/20(1)	850,000	631,125
iHeartCommunications, Inc., 9.00%, 3/1/21	1,750,000	1,747,812
iHeartCommunications, Inc., PIK, 14.00%, 2/1/21	2,507,915	2,301,012
Lamar Media Corp., 5.875%, 2/1/22	1,450,000	1,500,750
Lamar Media Corp., 5.00%, 5/1/23	1,400,000	1,354,500
Level 3 Escrow II, Inc., 5.375%, 8/15/22(1)	470,000	464,125
McClatchy Co. (The), 9.00%, 12/15/22	900,000	976,500
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 9.75%, 4/1/21	250,000	277,500
Mediacom LLC / Mediacom Capital Corp., 7.25%, 2/15/22	500,000	527,500
Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20	1,028,000	999,730
Numericable Group SA, 6.00%, 5/15/22(1)	4,340,000	4,377,975
Regal Entertainment Group, 5.75%, 3/15/22	1,250,000	1,259,375
RR Donnelley & Sons Co., 7.25%, 5/15/18	264,000	294,360
Sable International Finance Ltd., 8.75%, 2/1/20(1)	1,450,000	1,587,750
SBA Telecommunications, Inc., 5.75%, 7/15/20	250,000	255,625
Sinclair Television Group, Inc., 5.375%, 4/1/21	1,000,000	990,000
Sinclair Television Group, Inc., 6.125%, 10/1/22	250,000	255,625
Sinclair Television Group, Inc., 5.625%, 8/1/24(1)	1,000,000	967,500
Sirius XM Holdings, Inc., 4.25%, 5/15/20(1)	1,000,000	960,000
Sirius XM Holdings, Inc., 5.875%, 10/1/20(1)	750,000	761,250
Sirius XM Holdings, Inc., 5.75%, 8/1/21(1)	1,000,000	1,010,000
Sirius XM Holdings, Inc., 5.25%, 8/15/22(1)	400,000	419,000
Starz LLC / Starz Finance Corp., 5.00%, 9/15/19	500,000	507,500
Univision Communications, Inc., 6.875%, 5/15/19(1)	3,250,000	3,396,250
Univision Communications, Inc., 8.50%, 5/15/21(1)	1,100,000	1,168,750
UPCB Finance VI Ltd., 6.875%, 1/15/22(1)	500,000	536,250
Videotron Ltee, 5.00%, 7/15/22	1,000,000	995,000
Visant Corp., 10.00%, 10/1/17	1,700,000	1,525,750
Wind Acquisition Finance SA, 4.75%, 7/15/20(1)	1,540,000	1,488,025
Wind Acquisition Finance SA, 7.375%, 4/23/21(1)	1,050,000	1,057,875
WMG Acquisition Corp., 6.00%, 1/15/21(1)	225,000	228,938
WMG Acquisition Corp., 5.625%, 4/15/22(1)	2,070,000	2,075,175
		63,865,273
Metals and Mining — 3.2%
AK Steel Corp., 7.625%, 5/15/20	750,000	744,375
Alcoa, Inc., 5.40%, 4/15/21	1,410,000	1,495,514

16

	Principal Amount	Value
Alcoa, Inc., 5.125%, 10/1/24	$750,000	$752,642
Alcoa, Inc., 5.95%, 2/1/37	770,000	777,617
Aleris International, Inc., 7.625%, 2/15/18	700,000	707,875
AngloGold Ashanti Holdings plc, 8.50%, 7/30/20	2,000,000	2,208,700
ArcelorMittal, 5.00%, 2/25/17	2,500,000	2,593,500
ArcelorMittal, 6.125%, 6/1/18	2,500,000	2,656,250
ArcelorMittal, 7.25%, 3/1/41	3,000,000	3,045,000
Dynacast International LLC / Dynacast Finance, Inc., 9.25%, 7/15/19	500,000	537,500
First Quantum Minerals Ltd., 6.75%, 2/15/20(1)	543,000	555,217
First Quantum Minerals Ltd., 7.00%, 2/15/21(1)	768,000	782,400
First Quantum Minerals Ltd., 7.25%, 5/15/22(1)	2,170,000	2,224,250
FMG Resources August 2006 Pty Ltd., 8.25%, 11/1/19(1)	2,200,000	2,282,500
Ryerson, Inc. / Joseph T Ryerson & Son, Inc., 9.00%, 10/15/17	100,000	105,750
Steel Dynamics, Inc., 7.625%, 3/15/20	400,000	422,000
Steel Dynamics, Inc., 5.25%, 4/15/23	1,000,000	1,012,500
United States Steel Corp., 7.375%, 4/1/20	500,000	558,125
		23,461,715
Multi-Utilities — 2.3%
Calpine Corp., 5.375%, 1/15/23	1,000,000	971,250
Calpine Corp., 5.75%, 1/15/25	2,800,000	2,719,500
Dynegy, Inc., 5.875%, 6/1/23	500,000	468,750
GenOn Americas Generation LLC, 8.50%, 10/1/21	225,000	211,781
GenOn Energy, Inc., 9.50%, 10/15/18	2,000,000	2,090,000
GenOn Energy, Inc., 9.875%, 10/15/20	930,000	971,850
Illinois Power Generating Co., 7.00%, 4/15/18	300,000	288,000
Ipalco Enterprises, Inc., 5.00%, 5/1/18	2,000,000	2,117,500
NRG Energy, Inc., 7.625%, 1/15/18	3,195,000	3,522,487
NRG Energy, Inc., 6.25%, 7/15/22(1)	500,000	515,313
NRG Energy, Inc., 6.25%, 5/1/24(1)	1,610,000	1,622,075
RJS Power Holdings LLC, 5.125%, 7/15/19(1)	1,000,000	995,000
		16,493,506
Multiline Retail — 0.7%
Bon-Ton Department Stores, Inc. (The), 8.00%, 6/15/21	1,980,000	1,782,000
J.C. Penney Corp., Inc., 7.65%, 8/15/16	750,000	787,500
J.C. Penney Corp., Inc., 5.75%, 2/15/18	500,000	471,250
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(1)	1,750,000	1,828,750
		4,869,500
Oil, Gas and Consumable Fuels — 8.9%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	1,000,000	610,000
Alpha Natural Resources, Inc., 7.50%, 8/1/20(1)	300,000	269,250
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	1,200,000	1,254,000
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	1,000,000	1,032,500
Antero Resources Corp., 5.125%, 12/1/22(1)	1,850,000	1,801,437
Arch Coal, Inc., 7.00%, 6/15/19	1,500,000	804,375
Arch Coal, Inc., 7.25%, 10/1/20	600,000	328,500
California Resources Corp., 5.50%, 9/15/21(1)(2)	100,000	101,625

17

	Principal Amount	Value
California Resources Corp., 6.00%, 11/15/24(1)(2)	$2,160,000	$2,224,800
Chesapeake Energy Corp., 6.625%, 8/15/20	3,400,000	3,767,200
Chesapeake Energy Corp., 5.375%, 6/15/21	1,000,000	1,028,750
Chesapeake Energy Corp., 5.75%, 3/15/23	1,000,000	1,070,300
Cimarex Energy Co., 4.375%, 6/1/24	720,000	725,544
Concho Resources, Inc., 5.50%, 10/1/22	2,200,000	2,277,000
Concho Resources, Inc., 5.50%, 4/1/23	750,000	783,750
Denbury Resources, Inc., 6.375%, 8/15/21	100,000	104,000
Denbury Resources, Inc., 5.50%, 5/1/22	750,000	745,313
Denbury Resources, Inc., 4.625%, 7/15/23	750,000	697,500
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	500,000	521,250
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19	1,200,000	1,200,000
Energy XXI Gulf Coast, Inc., 6.875%, 3/15/24(1)	1,320,000	1,244,100
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	3,000,000	3,285,000
EP Energy LLC / Everest Acquisition Finance, Inc., 7.75%, 9/1/22	250,000	265,625
EXCO Resources, Inc., 7.50%, 9/15/18	1,500,000	1,440,000
Gazprom OAO Via Gaz Capital SA, MTN, 6.21%, 11/22/16	920,000	960,020
Halcon Resources Corp., 8.875%, 5/15/21	2,000,000	1,980,000
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19	1,425,000	1,403,625
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	1,500,000	1,558,125
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 9/15/21	910,000	891,800
MEG Energy Corp., 6.50%, 3/15/21(1)	500,000	515,000
MEG Energy Corp., 7.00%, 3/31/24(1)	1,200,000	1,245,000
PBF Holding Co. LLC / PBF Finance Corp., 8.25%, 2/15/20	500,000	526,250
Peabody Energy Corp., 7.375%, 11/1/16	500,000	532,500
Peabody Energy Corp., 6.00%, 11/15/18	3,210,000	3,161,850
Peabody Energy Corp., 6.50%, 9/15/20	350,000	329,000
Peabody Energy Corp., 6.25%, 11/15/21	2,900,000	2,707,875
Petrobras Global Finance BV, 3.25%, 3/17/17	920,000	933,312
QEP Resources, Inc., 5.375%, 10/1/22	3,110,000	3,063,350
QEP Resources, Inc., 5.25%, 5/1/23	250,000	243,750
Range Resources Corp., 5.75%, 6/1/21	1,000,000	1,050,000
Range Resources Corp., 5.00%, 8/15/22	1,500,000	1,537,500
Sabine Pass LNG LP, 6.50%, 11/1/20	250,000	258,750
Samson Investment Co., 9.75%, 2/15/20	2,290,000	2,089,625
SandRidge Energy, Inc., 7.50%, 3/15/21	3,500,000	3,430,000
SandRidge Energy, Inc., 7.50%, 2/15/23	810,000	790,763
Seventy Seven Operating LLC, 6.625%, 11/15/19	955,000	986,037
SM Energy Co., 6.50%, 1/1/23	250,000	261,250
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20	600,000	630,000
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 6/1/24	1,390,000	1,330,925
Tesoro Corp., 4.25%, 10/1/17	1,000,000	1,030,000
Venoco, Inc., 8.875%, 2/15/19	1,450,000	1,326,750
Whiting Petroleum Corp., 5.75%, 3/15/21	1,200,000	1,269,000
WPX Energy, Inc., 5.25%, 1/15/17	1,250,000	1,303,125
		64,927,001

18

	Principal Amount	Value
Paper and Forest Products — 0.3%
Sappi Papier Holding GmbH, 7.75%, 7/15/17(1)	$625,000	$671,875
Sappi Papier Holding GmbH, 6.625%, 4/15/21(1)	1,500,000	1,560,000
		2,231,875
Pharmaceuticals — 1.3%
Endo Finance LLC & Endo Finco, Inc., 7.00%, 7/15/19(1)	1,200,000	1,261,500
Endo Finance LLC & Endo Finco, Inc., 7.00%, 12/15/20(1)	300,000	314,625
Endo Finance LLC & Endo Finco, Inc., 7.25%, 1/15/22(1)	730,000	771,975
Endo Finance LLC & Endo Finco, Inc., 5.375%, 1/15/23(1)	1,320,000	1,263,900
Grifols Worldwide Operations Ltd., 5.25%, 4/1/22(1)	200,000	198,000
Par Pharmaceutical Cos., Inc., 7.375%, 10/15/20	250,000	261,875
Valeant Pharmaceuticals International, Inc., 6.875%, 12/1/18(1)	1,000,000	1,036,250
Valeant Pharmaceuticals International, Inc., 7.00%, 10/1/20(1)	500,000	525,000
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	1,800,000	1,856,250
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/21(1)	1,300,000	1,353,625
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22(1)	750,000	794,063
		9,637,063
Real Estate Investment Trusts (REITs) — 1.0%
Corrections Corp. of America, 4.125%, 4/1/20	1,350,000	1,329,750
CTR Partnership LP / CareTrust Capital Corp., 5.875%, 6/1/21(1)	1,000,000	1,005,000
DuPont Fabros Technology LP, 5.875%, 9/15/21	250,000	257,188
iStar Financial, Inc., 3.875%, 7/1/16	100,000	100,500
iStar Financial, Inc., 9.00%, 6/1/17	100,000	111,875
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	1,500,000	1,612,500
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21	1,000,000	980,000
SL Green Realty Corp./SL Green Operating Partnership/Reckson Operating Partnership LP, 7.75%, 3/15/20	750,000	892,940
Weyerhaeuser Co., 7.375%, 3/15/32	750,000	996,826
		7,286,579
Real Estate Management and Development — 0.5%
CB Richard Ellis Services, Inc., 6.625%, 10/15/20	800,000	843,120
CBRE Services, Inc., 5.00%, 3/15/23	1,250,000	1,243,625
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19(1)	1,930,000	1,872,100
		3,958,845
Semiconductors and Semiconductor Equipment — 1.4%
Advanced Micro Devices, Inc., 7.50%, 8/15/22	1,410,000	1,431,150
Advanced Micro Devices, Inc., 7.00%, 7/1/24	1,000,000	956,250
Amkor Technology, Inc., 6.375%, 10/1/22	1,000,000	1,040,000
Freescale Semiconductor, Inc., 8.05%, 2/1/20	851,000	906,315
Freescale Semiconductor, Inc., 6.00%, 1/15/22(1)	3,800,000	3,866,500
NXP BV / NXP Funding LLC, 3.50%, 9/15/16(1)	1,000,000	1,005,000
NXP BV / NXP Funding LLC, 5.75%, 2/15/21(1)	225,000	229,500
NXP BV / NXP Funding LLC, 5.75%, 3/15/23(1)	1,065,000	1,080,975
		10,515,690
Software — 0.4%
Activision Blizzard, Inc., 5.625%, 9/15/21(1)	250,000	260,625

19

	Principal Amount	Value
BMC Software Finance, Inc., 8.125%, 7/15/21(1)	$250,000	$241,250
Infor US, Inc., 9.375%, 4/1/19	850,000	921,187
Nuance Communications, Inc., 5.375%, 8/15/20(1)	754,000	741,748
Sabre, Inc., 8.50%, 5/15/19(1)	450,000	483,188
		2,647,998
Specialty Retail — 2.9%
Asbury Automotive Group, Inc., 8.375%, 11/15/20	500,000	537,500
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.125%, 6/1/22(1)	1,150,000	1,127,000
Building Materials Holding Corp., 9.00%, 9/15/18(1)	1,000,000	1,090,000
Claire's Stores, Inc., 9.00%, 3/15/19(1)	100,000	102,500
Claire's Stores, Inc., 7.75%, 6/1/20(1)	750,000	532,500
Hertz Corp. (The), 4.25%, 4/1/18	100,000	98,750
Hertz Corp. (The), 5.875%, 10/15/20	450,000	459,000
Hertz Corp. (The), 7.375%, 1/15/21	1,550,000	1,643,000
Michaels Stores, Inc., 5.875%, 12/15/20(1)	370,000	369,075
Party City Holdings, Inc., 8.875%, 8/1/20	1,200,000	1,302,000
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	1,000,000	1,055,000
Petco Holdings, Inc., PIK, 8.50%, 10/15/17(1)	500,000	508,750
Rent-A-Center, Inc., 6.625%, 11/15/20	700,000	660,800
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	1,350,000	1,437,750
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	1,000,000	1,010,000
Sonic Automotive, Inc., 7.00%, 7/15/22	800,000	856,000
Sonic Automotive, Inc., 5.00%, 5/15/23	850,000	816,000
Toys "R" Us Delaware, Inc., 7.375%, 9/1/16(1)	1,200,000	1,200,000
Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17	900,000	911,250
United Rentals North America, Inc., 5.75%, 7/15/18	1,000,000	1,047,500
United Rentals North America, Inc., 7.375%, 5/15/20	250,000	266,875
United Rentals North America, Inc., 8.375%, 9/15/20	3,550,000	3,834,000
United Rentals North America, Inc., 7.625%, 4/15/22	250,000	274,375
		21,139,625
Technology Hardware, Storage and Peripherals — 0.3%
Dell, Inc., 5.875%, 6/15/19	1,250,000	1,318,750
NCR Corp., 5.00%, 7/15/22	500,000	491,250
		1,810,000
Textiles, Apparel and Luxury Goods — 1.3%
Gymboree Corp., 9.125%, 12/1/18	1,960,000	568,400
Hanesbrands, Inc., 6.375%, 12/15/20	2,250,000	2,385,000
L Brands, Inc., 7.00%, 5/1/20	500,000	557,500
L Brands, Inc., 6.625%, 4/1/21	750,000	830,625
L Brands, Inc., 5.625%, 2/15/22	2,250,000	2,356,875
Men's Wearhouse, Inc. (The), 7.00%, 7/1/22(1)	1,100,000	1,116,500
Polymer Group, Inc., 7.75%, 2/1/19	1,224,000	1,272,960
PVH Corp., 4.50%, 12/15/22	500,000	491,250
		9,579,110
Wireless Telecommunication Services — 3.4%
MetroPCS Wireless, Inc., 7.875%, 9/1/18	1,000,000	1,039,875

20

	Principal Amount/Shares	Value
MetroPCS Wireless, Inc., 6.625%, 11/15/20	$1,250,000	$1,289,063
Sprint Communications, 6.00%, 12/1/16	3,230,000	3,403,612
Sprint Communications, 9.125%, 3/1/17	250,000	282,500
Sprint Communications, 9.00%, 11/15/18(1)	1,000,000	1,158,750
Sprint Communications, 7.00%, 3/1/20(1)	1,100,000	1,211,375
Sprint Communications, 6.00%, 11/15/22	1,750,000	1,704,062
Sprint Corp., 7.25%, 9/15/21(1)	3,000,000	3,131,250
Sprint Corp., 7.125%, 6/15/24(1)	2,150,000	2,174,187
T-Mobile USA, Inc., 6.46%, 4/28/19	1,250,000	1,301,563
T-Mobile USA, Inc., 6.63%, 4/28/21	1,500,000	1,543,125
T-Mobile USA, Inc., 6.125%, 1/15/22	1,100,000	1,109,625
T-Mobile USA, Inc., 6.625%, 4/1/23	2,800,000	2,877,000
T-Mobile USA, Inc., 6.375%, 3/1/25	1,500,000	1,500,000
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 6.49%, 2/2/16(1)	250,000	255,000
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21(1)	700,000	724,500
		24,705,487
TOTAL CORPORATE BONDS (Cost $685,478,407)		694,191,455
MUNICIPAL SECURITIES — 1.4%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/42	1,500,000	1,070,670
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	5,245,000	3,121,981
Puerto Rico Electric Power Authority Rev., Series 2012 A, 5.00%, 7/1/42	3,600,000	2,143,080
Puerto Rico GO, Series 2011 A, (Public Improvement), 5.75%, 7/1/41	2,000,000	1,483,660
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.50%, 7/1/39	1,820,000	1,335,680
Puerto Rico GO, Series 2014 A, (Public Improvement), 8.00%, 7/1/35	45,000	39,676
Puerto Rico Public Buildings Authority Rev., Series 2012 U, 5.25%, 7/1/42	1,460,000	1,023,401
TOTAL MUNICIPAL SECURITIES (Cost $11,261,209)		10,218,148
ASSET-BACKED SECURITIES(3) — 0.4%
American Airlines Pass-Through Trust, 7.00%, 7/31/19(1)	742,611	794,594
UAL 2007-1 Pass Through Trust, Series 071A, 6.64%, 1/2/24	1,144,997	1,236,597
US Airways 2013-1 Class B Pass Through Trust, 5.375%, 5/15/23	1,000,000	1,035,000
TOTAL ASSET-BACKED SECURITIES (Cost $2,893,658)		3,066,191
COMMON STOCKS — 0.3%
Banks — 0.1%
CIT Group, Inc.	9,111	418,741
Building Products†
Nortek, Inc.(4)	650	48,425
Health Care Providers and Services — 0.1%
Express Scripts Holding Co.(4)	10,800	762,804
Media — 0.1%
Charter Communications, Inc., Class A(4)	5,213	789,092
TOTAL COMMON STOCKS (Cost $1,685,158)		2,019,062

21

	Shares/Principal Amount	Value
EXCHANGE-TRADED FUNDS — 0.1%
iShares iBoxx $ High Yield Corporate Bond ETF (Cost $946,896)	10,600	$974,670
PREFERRED STOCKS†
Consumer Finance†
Ally Financial, Inc., 7.00%(1) (Cost $164,281)	175	176,039
TEMPORARY CASH INVESTMENTS — 1.5%
BNP Paribas Finance, Inc., 0.01%, 10/1/14(5)	$5,021,000	5,020,986
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 3.125%, 11/30/15 - 5/15/19, valued at $939,593), in a joint trading account at 0.00%, dated 9/30/14, due 10/1/14 (Delivery value $920,761)		920,761
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.375%, 8/31/15, valued at $751,950), in a joint trading account at 0.01%, dated 9/30/14, due 10/1/14 (Delivery value $736,609)		736,609
SSgA U.S. Government Money Market Fund, Class N	4,538,557	4,538,557
TOTAL TEMPORARY CASH INVESTMENTS (Cost $11,216,927)		11,216,913
TOTAL INVESTMENT SECURITIES — 98.7% (Cost $713,646,536)		721,862,478
OTHER ASSETS AND LIABILITIES — 1.3%		9,350,792
TOTAL NET ASSETS — 100.0%		$731,213,270

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,650,000	USD	1,527,379	Barclays Bank plc	11/21/14	$(87,843)
USD	3,019,784	AUD	3,300,000	Westpac Group	11/21/14	140,712
BRL	2,087,175	USD	901,782	Barclays Bank plc	11/21/14	(60,667)
BRL	3,094,065	USD	1,350,000	Barclays Bank plc	11/21/14	(103,116)
USD	1,000,000	BRL	2,328,000	UBS AG	11/21/14	61,834
USD	2,250,000	BRL	5,332,500	UBS AG	11/21/14	101,044
CAD	1,928,934	USD	1,750,000	JPMorgan Chase Bank N.A.	11/21/14	(29,733)
CAD	882,734	USD	800,000	JPMorgan Chase Bank N.A.	11/21/14	(12,758)
USD	2,050,000	CAD	2,265,217	JPMorgan Chase Bank N.A.	11/21/14	29,828
USD	3,233,218	CAD	3,547,778	UBS AG	11/21/14	69,230
USD	2,323,790	CHF	2,123,967	UBS AG	11/21/14	98,111
USD	1,200,000	CLP	714,000,000	UBS AG	11/21/14	11,386
CNY	23,096,250	USD	3,750,000	UBS AG	11/21/14	(6,010)
COP	4,119,625,003	USD	2,122,424	Barclays Bank plc	11/21/14	(97,294)
USD	1,200,000	COP	2,344,200,000	Barclays Bank plc	11/21/14	47,635
USD	900,000	COP	1,791,000,000	UBS AG	11/21/14	19,578
CZK	33,973,824	USD	1,600,000	Barclays Bank plc	11/21/14	(38,303)
CZK	24,449,288	USD	1,150,000	UBS AG	11/21/14	(26,123)
USD	5,468,448	CZK	114,995,283	Barclays Bank plc	11/21/14	182,384
EUR	1,450,000	USD	1,874,106	JPMorgan Chase Bank N.A.	11/21/14	(42,054)
EUR	2,200,000	USD	2,850,181	JPMorgan Chase Bank N.A.	11/21/14	(70,516)
EUR	950,000	USD	1,230,366	JPMorgan Chase Bank N.A.	11/21/14	(30,056)

22

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	8,180,421	EUR	6,205,751	Deutsche Bank	11/21/14	$339,552
USD	1,380,526	EUR	1,050,000	JPMorgan Chase Bank N.A.	11/21/14	53,868
GBP	394,623	USD	653,217	Deutsche Bank	11/21/14	(13,752)
GBP	850,000	USD	1,378,316	JPMorgan Chase Bank N.A.	11/21/14	(937)
GBP	350,000	USD	571,340	JPMorgan Chase Bank N.A.	11/21/14	(4,184)
USD	656,699	GBP	400,000	JPMorgan Chase Bank N.A.	11/21/14	8,520
USD	2,175,108	HUF	517,961,140	JPMorgan Chase Bank N.A.	11/21/14	71,938
USD	1,696,833	ILS	6,050,928	JPMorgan Chase Bank N.A.	11/21/14	53,229
USD	5,000,217	JPY	520,198,574	Barclays Bank plc	11/21/14	255,524
USD	2,500,000	JPY	262,388,300	Deutsche Bank	11/21/14	106,775
USD	700,000	JPY	74,797,380	JPMorgan Chase Bank N.A.	11/21/14	17,779
KRW	3,216,817,500	USD	3,162,424	Westpac Group	11/21/14	(129,175)
KRW	679,900,000	USD	650,000	Westpac Group	11/21/14	(8,899)
MXN	27,142,920	USD	2,050,000	Deutsche Bank	11/21/14	(35,984)
USD	3,246,485	MXN	42,794,661	JPMorgan Chase Bank N.A.	11/21/14	71,103
USD	600,000	MXN	7,888,180	JPMorgan Chase Bank N.A.	11/21/14	14,694
MYR	15,306,300	USD	4,849,290	Westpac Group	11/21/14	(203,325)
USD	1,700,000	MYR	5,504,600	UBS AG	11/21/14	29,173
NOK	20,276,987	USD	3,274,530	Deutsche Bank	11/21/14	(123,984)
USD	5,150,000	NOK	32,845,155	UBS AG	11/21/14	46,669
NZD	1,550,000	USD	1,287,856	UBS AG	11/21/14	(83,831)
USD	1,447,516	NZD	1,752,207	UBS AG	11/21/14	86,418
USD	2,692,744	NZD	3,300,000	Westpac Group	11/21/14	129,335
PHP	104,472,000	USD	2,391,703	Westpac Group	11/21/14	(71,172)
PLN	1,797,705	USD	550,000	Barclays Bank plc	11/21/14	(8,390)
USD	2,611,735	PLN	8,341,870	Barclays Bank plc	11/21/14	98,508
SEK	4,214,202	USD	605,756	Deutsche Bank	11/21/14	(21,847)
USD	601,168	SEK	4,234,241	Deutsche Bank	11/21/14	14,483
USD	395,764	SGD	494,824	UBS AG	11/21/14	7,890
THB	137,720,500	USD	4,303,766	Westpac Group	11/21/14	(66,261)
USD	1,650,000	THB	53,493,000	Westpac Group	11/21/14	4,081
TRY	2,832,032	USD	1,282,328	Barclays Bank plc	11/21/14	(54,250)
TRY	1,207,584	USD	550,000	Barclays Bank plc	11/21/14	(26,345)
USD	600,000	TRY	1,353,046	Barclays Bank plc	11/21/14	13,267
USD	2,997,565	TWD	89,327,433	Westpac Group	11/21/14	56,410
ZAR	27,745,446	USD	2,557,003	Deutsche Bank	11/21/14	(118,036)
USD	2,550,000	ZAR	28,238,848	Deutsche Bank	11/21/14	67,662
						$733,775

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
179	U.S. Treasury 10-Year Notes	December 2014	$22,310,672	$145,035
48	U.S. Treasury Long Bonds	December 2014	6,619,500	64,392
39	U.S. Treasury Ultra Long Bonds	December 2014	5,947,500	49,576
			$34,877,672	$259,003

23

CREDIT DEFAULT SWAP AGREEMENTS
Counterparty/ Reference Entity	Notional Amount	Buy/Sell Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
Bank of America N.A./ Chubb Corp. (The)(6)	$850,000	Buy	1.00%	9/20/19	$(30,742)	$(290)	$(31,032)
Bank of America N.A./ Travelers Cos., Inc. (The)(6)	850,000	Buy	1.00%	9/20/19	(28,632)	243	(28,389)
Barclays Bank plc/ TRW Automotive, Inc.(6)	850,000	Buy	1.00%	9/20/19	15,620	(16,978)	(1,358)
Deutsche Bank AG/ ACE Ltd.	850,000	Buy	1.00%	9/20/19	(29,054)	(1,469)	(30,523)
Deutsche Bank AG/ Host Hotels & Resorts LP	850,000	Buy	1.00%	9/20/19	(10,844)	2,587	(8,257)
Deutsche Bank AG/ International Business Machines Corp.	850,000	Buy	1.00%	9/20/19	(22,770)	(1,233)	(24,003)
Deutsche Bank AG/ Union Pacific Corp.	850,000	Buy	1.00%	9/20/19	(32,649)	(210)	(32,859)
Morgan Stanley & Co./ McDonald's Corp.	850,000	Buy	1.00%	9/20/19	(33,074)	1,804	(31,270)
Morgan Stanley & Co./ Mondelez International, Inc.	850,000	Buy	1.00%	9/20/19	(22,770)	49	(22,721)
Morgan Stanley & Co./ PepsiCo, Inc.	850,000	Buy	1.00%	9/20/19	(24,856)	(745)	(25,601)
Morgan Stanley & Co./ Tenet Healthcare Corp.	850,000	Buy	5.00%	9/20/19	(82,283)	5,363	(76,920)
Bank of America N.A./ Ryland Corp.(6)	1,975,000	Sell*	5.00%	9/20/19	217,408	(19,890)	197,518
Barclays Bank plc/ AES Corp. (The)(6)	850,000	Sell*	5.00%	9/20/17	94,563	(4,163)	90,400
Barclays Bank plc/ Boyd Gaming Corp.(6)	850,000	Sell*	5.00%	9/20/16	65,955	(10,824)	55,131
Barclays Bank plc/ Calpine Corp.(6)	850,000	Sell*	5.00%	9/20/17	77,245	2,459	79,704
Barclays Bank plc/ NRG Energy, Inc.(6)	850,000	Sell*	5.00%	9/20/17	87,848	(3,891)	83,957
Barclays Bank plc/ Parker Drilling Co.(6)	850,000	Sell*	5.00%	9/20/17	82,538	(20,350)	62,188
Deutsche Bank AG/ J.C. Penny Co., Inc.	850,000	Sell*	5.00%	9/20/15	7,232	18,010	25,242

24

Counterparty/ Reference Entity	Notional Amount	Buy/Sell Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
Deutsche Bank AG/ Realogy Group LLC / Realogy Co-Issuer Corp.	$850,000	Sell*	5.00%	9/20/16	$62,097	$(5,565)	$56,532
Morgan Stanley & Co./ Frontier Communications Corp.	850,000	Sell*	5.00%	9/20/17	90,256	(2,357)	87,899
Morgan Stanley & Co./ HCA, Inc.	850,000	Sell*	5.00%	9/20/17	98,634	(1,507)	97,127
Morgan Stanley & Co./ Hertz Corp. (The)	850,000	Sell*	5.00%	9/20/17	97,816	(6,470)	91,346
Morgan Stanley & Co./ International Lease Finance Corp.	850,000	Sell*	5.00%	9/20/17	91,598	(7,277)	84,321
Morgan Stanley & Co./ Rite Aid Corp.	850,000	Sell*	5.00%	9/20/16	71,011	(6,408)	64,603
Morgan Stanley & Co./ Windstream Holdings, Inc.	850,000	Sell*	5.00%	9/20/17	92,675	(4,655)	88,020
					$934,822	$(83,767)	$851,055

*
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

25

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	Euro
GBP	-	British Pound
GO	-	General Obligation
HUF	-	Hungarian Forint
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
OJSC	-	Open Joint Stock Company
PHP	-	Philippine Peso
PIK	-	Payment in Kind
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $216,208,382, which represented 29.6% of total net assets.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	Non-income producing.

(5)	The rate indicated is the yield to maturity at purchase.

(6)	Collateral has been received at the custodian bank for margin requirements on swap agreements. At the period end, the aggregate value of securities received was $810,018.

See Notes to Financial Statements.

26

Statement of Assets and Liabilities

SEPTEMBER 30, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $713,646,536)	$721,862,478
Deposits with broker for futures contracts	413,700
Receivable for investments sold	724,870
Receivable for capital shares sold	260,080
Receivable for variation margin on futures contracts	72,344
Unrealized appreciation on forward foreign currency exchange contracts	2,308,620
Swap agreements, at value (including net premiums paid (received) of $1,236,876)	1,163,988
Dividends and interest receivable	12,692,782
739,498,862

Liabilities
Payable for investments purchased	4,853,862
Payable for capital shares redeemed	972,457
Unrealized depreciation on forward foreign currency exchange contracts	1,574,845
Swap agreements, at value (including net premiums paid (received) of $(302,054))	312,933
Accrued management fees	452,138
Distribution and service fees payable	24,819
Dividends payable	94,538
8,285,592

Net Assets	$731,213,270

Net Assets Consist of:
Capital paid in	$714,353,662
Distributions in excess of net investment income	(57,724)
Undistributed net realized gain	7,792,379
Net unrealized appreciation	9,124,953
$731,213,270

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$286,102,067	47,269,416	$6.05
Institutional Class	$368,659,945	60,889,165	$6.05
A Class	$39,689,513	6,555,928	$6.05*
C Class	$18,544,232	3,062,959	$6.05
R Class	$1,792,998	296,126	$6.05
R6 Class	$16,424,515	2,716,005	$6.05
*Maximum offering price $6.34 (net asset value divided by 0.955).

See Notes to Financial Statements.

27

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$23,364,048
Dividends	35,586
23,399,634

Expenses:
Management fees	2,810,320
Distribution and service fees:
A Class	58,883
C Class	104,480
R Class	4,986
Trustees' fees and expenses	22,387
Other expenses	5,127
3,006,183

Net investment income (loss)	20,393,451

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	2,191,998
Futures contract transactions	(1,510,222)
Swap agreement transactions	362,833
Foreign currency transactions	(280,886)
763,723

Change in net unrealized appreciation (depreciation) on:
Investments	(25,084,606)
Futures contracts	93,291
Swap agreements	(384,493)
Translation of assets and liabilities in foreign currencies	1,265,490
(24,110,318)

Net realized and unrealized gain (loss)	(23,346,595)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,953,144)

See Notes to Financial Statements.

28

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED) AND YEAR ENDED MARCH 31, 2014
Increase (Decrease) in Net Assets	September 30, 2014	March 31, 2014
Operations
Net investment income (loss)	$20,393,451	$40,002,259
Net realized gain (loss)	763,723	7,663,480
Change in net unrealized appreciation (depreciation)	(24,110,318)	(6,909,578)
Net increase (decrease) in net assets resulting from operations	(2,953,144)	40,756,161

Distributions to Shareholders
From net investment income:
Investor Class	(8,252,724)	(16,954,455)
Institutional Class	(10,301,656)	(19,359,261)
A Class	(1,210,031)	(2,838,422)
C Class	(458,414)	(1,084,826)
R Class	(48,740)	(123,943)
R6 Class	(261,574)	(86,381)
From net realized gains:
Investor Class	—	(2,569,258)
Institutional Class	—	(3,208,645)
A Class	—	(460,916)
C Class	—	(194,160)
R Class	—	(21,979)
R6 Class	—	(23,200)
Decrease in net assets from distributions	(20,533,139)	(46,925,446)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	17,501,967	54,969,804

Net increase (decrease) in net assets	(5,984,316)	48,800,519

Net Assets
Beginning of period	737,197,586	688,397,067
End of period	$731,213,270	$737,197,586

Undistributed (distributions in excess of) net investment income	$(57,724)	$81,964

See Notes to Financial Statements.

29

Notes to Financial Statements

SEPTEMBER 30, 2014 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. High-Yield Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek high current income. As a secondary objective, the fund seeks capital appreciation, but only when consistent with its primary objective of maximizing current income.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees. Sale of the R6 Class commenced on July 26, 2013.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward

30

foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

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Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. and American Century Strategic Asset Allocations, Inc. own, in aggregate, 65% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.5425% to 0.6600%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class and 0.0000% to 0.0600% for the R6 Class. The effective annual management fee for each class for the six months ended September 30, 2014 was 0.85% for the Investor Class, A Class, C Class and R Class, 0.65% for the Institutional Class and 0.60% for the R6 Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2014 are detailed in the Statement of Operations.

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Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the trustees during the six months ended September 30, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended September 30, 2014 were $162,541,570 and $141,251,943, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2014		Year ended March 31, 2014(1)
	Shares	Amount	Shares	Amount
Investor Class
Sold	10,805,518	$67,346,185	28,935,068	$179,988,854
Issued in reinvestment of distributions	1,239,742	7,676,735	2,907,519	18,072,417
Redeemed	(13,149,928)	(81,238,259)	(35,164,943)	(217,660,468)
	(1,104,668)	(6,215,339)	(3,322,356)	(19,599,197)
Institutional Class
Sold	5,346,758	33,203,013	16,082,792	99,914,967
Issued in reinvestment of distributions	1,662,921	10,301,622	3,585,128	22,279,175
Redeemed	(3,357,674)	(20,852,912)	(7,319,301)	(45,404,282)
	3,652,005	22,651,723	12,348,619	76,789,860
A Class
Sold	662,929	4,130,790	3,147,935	19,581,621
Issued in reinvestment of distributions	176,512	1,093,442	459,382	2,855,538
Redeemed	(2,295,244)	(14,180,812)	(4,266,647)	(26,578,937)
	(1,455,803)	(8,956,580)	(659,330)	(4,141,778)
C Class
Sold	193,311	1,206,047	1,114,940	6,939,614
Issued in reinvestment of distributions	60,841	376,966	159,149	988,803
Redeemed	(680,398)	(4,215,091)	(1,566,707)	(9,743,116)
	(426,246)	(2,632,078)	(292,618)	(1,814,699)
R Class
Sold	46,902	289,778	134,886	837,979
Issued in reinvestment of distributions	7,840	48,590	23,167	143,966
Redeemed	(76,834)	(473,884)	(207,142)	(1,288,386)
	(22,092)	(135,516)	(49,089)	(306,441)
R6 Class
Sold	2,112,720	13,087,684	719,913	4,467,470
Issued in reinvestment of distributions	42,430	261,574	17,635	109,581
Redeemed	(90,572)	(559,501)	(86,121)	(534,992)
	2,064,578	12,789,757	651,427	4,042,059
Net increase (decrease)	2,707,774	$17,501,967	8,676,653	$54,969,804

(1)	July 26, 2013 (commencement of sale) through March 31, 2014 for the R6 Class.

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$694,191,455	—
Municipal Securities	—	10,218,148	—
Asset-Backed Securities	—	3,066,191	—
Common Stocks	$2,019,062	—	—
Exchange-Traded Funds	974,670	—	—
Preferred Stocks	—	176,039	—
Temporary Cash Investments	4,538,557	6,678,356	—
	$7,532,289	$714,330,189	—
Other Financial Instruments
Futures Contracts	$259,003	—	—
Swap Agreements	—	$30,515	—
Forward Foreign Currency Exchange Contracts	—	2,308,620	—
	$259,003	$2,339,135	—

Liabilities
Other Financial Instruments
Swap Agreements	—	$(114,282)	—
Forward Foreign Currency Exchange Contracts	—	(1,574,845)	—
	—	$(1,689,127)	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements.
Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are

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recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund’s average notional amount held during the period was $15,235,000.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund’s average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was 182,675,461 contracts.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund’s average exposure to interest rate risk derivative instruments held during the period was 319 contracts.

Value of Derivative Instruments as of September 30, 2014

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Swap agreements	$1,163,988	Swap agreements	$312,933
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	2,308,620	Unrealized depreciation on forward foreign currency exchange contracts	1,574,845
Interest Rate Risk	Receivable for variation margin on futures contracts*	72,344	Payable for variation margin on futures contracts*	—
		$3,544,952		$1,887,778

*	Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

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Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2014

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$362,833	Change in net unrealized appreciation (depreciation) on swap agreements	$(384,493)
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	(280,886)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	1,265,490
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(1,510,222)	Change in net unrealized appreciation (depreciation) on futures contracts	93,291
		$(1,428,275)		$974,288

8. Risk Factors

The fund invests primarily in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$713,682,666
Gross tax appreciation of investments	$22,931,642
Gross tax depreciation of investments	(14,751,830)
Net tax appreciation (depreciation) of investments	$8,179,812

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(3)	$6.24	0.17	(0.19)	(0.02)	(0.17)	—	(0.17)	$6.05	(0.39)%	0.85%(4)	0.85%(4)	5.36%(4)	5.36%(4)	19%	$286,102
2014	$6.29	0.36	0.01	0.37	(0.36)	(0.06)	(0.42)	$6.24	6.08%	0.85%	0.85%	5.73%	5.73%	27%	$301,950
2013	$6.04	0.38	0.31	0.69	(0.38)	(0.06)	(0.44)	$6.29	11.92%	0.85%	0.85%	6.14%	6.14%	28%	$325,228
2012	$6.21	0.41	(0.09)	0.32	(0.42)	(0.07)	(0.49)	$6.04	5.56%	0.84%	0.86%	6.84%	6.82%	28%	$295,571
2011	$5.92	0.45	0.30	0.75	(0.46)	—	(0.46)	$6.21	13.23%	0.79%	0.86%	7.49%	7.42%	39%	$188,918
2010	$4.75	0.46	1.17	1.63	(0.46)	—	(0.46)	$5.92	35.43%	0.77%	0.86%	8.36%	8.27%	36%	$129,231
Institutional Class
2014(3)	$6.24	0.17	(0.19)	(0.02)	(0.17)	—	(0.17)	$6.05	(0.29)%	0.65%(4)	0.65%(4)	5.56%(4)	5.56%(4)	19%	$368,660
2014	$6.29	0.37	0.01	0.38	(0.37)	(0.06)	(0.43)	$6.24	6.29%	0.65%	0.65%	5.93%	5.93%	27%	$357,390
2013	$6.04	0.39	0.32	0.71	(0.40)	(0.06)	(0.46)	$6.29	12.14%	0.65%	0.65%	6.34%	6.34%	28%	$282,497
2012	$6.21	0.42	(0.09)	0.33	(0.43)	(0.07)	(0.50)	$6.04	5.77%	0.64%	0.66%	7.04%	7.02%	28%	$204,947
2011	$5.92	0.46	0.30	0.76	(0.47)	—	(0.47)	$6.21	13.46%	0.59%	0.66%	7.69%	7.62%	39%	$144,594
2010	$4.75	0.48	1.16	1.64	(0.47)	—	(0.47)	$5.92	35.70%	0.57%	0.66%	8.56%	8.47%	36%	$88,626

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For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2014(3)	$6.24	0.16	(0.19)	(0.03)	(0.16)	—	(0.16)	$6.05	(0.51)%	1.10%(4)	1.10%(4)	5.11%(4)	5.11%(4)	19%	$39,690
2014	$6.29	0.34	0.02	0.36	(0.35)	(0.06)	(0.41)	$6.24	5.82%	1.10%	1.10%	5.48%	5.48%	27%	$50,020
2013	$6.04	0.36	0.32	0.68	(0.37)	(0.06)	(0.43)	$6.29	11.64%	1.10%	1.10%	5.89%	5.89%	28%	$54,563
2012	$6.21	0.39	(0.09)	0.30	(0.40)	(0.07)	(0.47)	$6.04	5.30%	1.09%	1.11%	6.59%	6.57%	28%	$52,227
2011	$5.92	0.44	0.30	0.74	(0.45)	—	(0.45)	$6.21	12.95%	1.04%	1.11%	7.24%	7.17%	39%	$45,285
2010	$4.75	0.45	1.17	1.62	(0.45)	—	(0.45)	$5.92	35.10%	1.02%	1.11%	8.11%	8.02%	36%	$33,769
C Class
2014(3)	$6.24	0.14	(0.19)	(0.05)	(0.14)	—	(0.14)	$6.05	(0.88)%	1.85%(4)	1.85%(4)	4.36%(4)	4.36%(4)	19%	$18,544
2014	$6.29	0.29	0.02	0.31	(0.30)	(0.06)	(0.36)	$6.24	5.03%	1.85%	1.85%	4.73%	4.73%	27%	$21,786
2013	$6.04	0.32	0.31	0.63	(0.32)	(0.06)	(0.38)	$6.29	10.81%	1.85%	1.85%	5.14%	5.14%	28%	$23,797
2012	$6.21	0.35	(0.09)	0.26	(0.36)	(0.07)	(0.43)	$6.04	4.51%	1.84%	1.86%	5.84%	5.82%	28%	$20,807
2011	$5.92	0.39	0.30	0.69	(0.40)	—	(0.40)	$6.21	12.12%	1.79%	1.86%	6.49%	6.42%	39%	$19,096
2010	$4.75	0.41	1.17	1.58	(0.41)	—	(0.41)	$5.92	34.11%	1.77%	1.86%	7.36%	7.27%	36%	$13,589
R Class
2014(3)	$6.24	0.15	(0.19)	(0.04)	(0.15)	—	(0.15)	$6.05	(0.47)%	1.35%(4)	1.35%(4)	4.86%(4)	4.86%(4)	19%	$1,793
2014	$6.29	0.33	0.01	0.34	(0.33)	(0.06)	(0.39)	$6.24	5.55%	1.35%	1.35%	5.23%	5.23%	27%	$1,987
2013	$6.04	0.35	0.31	0.66	(0.35)	(0.06)	(0.41)	$6.29	11.37%	1.35%	1.35%	5.64%	5.64%	28%	$2,312
2012	$6.21	0.38	(0.09)	0.29	(0.39)	(0.07)	(0.46)	$6.04	5.03%	1.34%	1.36%	6.34%	6.32%	28%	$2,428
2011	$5.92	0.42	0.30	0.72	(0.43)	—	(0.43)	$6.21	12.67%	1.29%	1.36%	6.99%	6.92%	39%	$1,967
2010	$4.75	0.45	1.16	1.61	(0.44)	—	(0.44)	$5.92	34.77%	1.27%	1.36%	7.86%	7.77%	36%	$1,025

38

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2014(3)	$6.24	0.17	(0.18)	(0.01)	(0.18)	—	(0.18)	$6.05	(0.26)%	0.60%(4)	0.60%(4)	5.61%(4)	5.61%(4)	19%	$16,425
2014(5)	$6.20	0.25	0.10	0.35	(0.25)	(0.06)	(0.31)	$6.24	5.78%	0.60%(4)	0.60%(4)	5.95%(4)	5.95%(4)	27%(6)	$4,064

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2014 (unaudited).

(4)	Annualized.

(5)	July 26, 2013 (commencement of sale) through March 31, 2014.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2014.

See Notes to Financial Statements.

39

Approval of Management Agreement

At a meeting held on June 13, 2014, the Fund’s Board of Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

40

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was below its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board discussed the Fund’s performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

41

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was slightly above the median of the total expense ratios of the Fund’s peer universe. The Board concluded that the management fee paid

42

by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

43

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

44

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-83905 1411

SEMIANNUAL REPORT	SEPTEMBER 30, 2014

Premium Money Market Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended September 30, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Mostly Positive Period for U.S. Government Bonds and Large-Cap Stocks, With Defensive Undertones

After experiencing a harsh U.S. winter, weaker-than-expected global economic conditions, and geopolitical turmoil in many regions, it’s not surprising that investors displayed defensive tendencies during this reporting period. The U.S. dollar, the U.S. Treasury market, and large-cap U.S. stocks benefited from “flight to quality” capital flows during 2014 as negative headlines emanated from some key emerging markets and the European economy. The 30-year U.S. Treasury bond was one of the top performers for the period, returning 8.74%, according to Barclays, on strong demand from institutions and non-U.S. investors, attracted by its relatively high yield compared with similar “safe haven” sovereign bond yields in other developed countries.

The S&P 500 Index advanced 6.42%, leading most other U.S. and non-U.S. equity indices. Large-cap U.S. growth stocks generally outperformed large-cap U.S. value, but both advanced, as well as relatively more defensive, more yield-oriented U.S. stock sectors such as utilities and REITs (real estate investment trusts). By contrast, small-cap stocks in the U.S. and non-U.S. developed country stocks across all capitalizations generally retreated. The Russell 2000 Index and the MSCI EAFE Index posted negative returns of -5.46% and -2.03%, respectively, in U.S. dollar terms, the latter affected in part by non-U.S. currency weakness compared with the dollar.

Global economic and geopolitical uncertainties could continue to support the relative appeal of the U.S. dollar and other U.S assets in coming months. But the anticipated end of the U.S. Federal Reserve’s monthly bond-buying program and the still-looming possibility of higher interest rates in 2015 point to potential U.S. market volatility ahead. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of September 30, 2014
Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TCRXX	0.01%(2)	0.01%(2)	0.02%(2)	1.63%(2)	2.86%(2)	4/1/93

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

Total Annual Fund Operating Expenses
Investor Class	0.46%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.
An investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
The 7-day current yield more closely reflects the current earnings of the fund than the total return.

3

Fund Characteristics

SEPTEMBER 30, 2014
7-Day Current Yield
After waiver(1)	0.01%
Before waiver	-0.30%
7-Day Effective Yield
After waiver(1)	0.01%
(1) Yields would have been lower if a portion of the management fee had not been waived.

Portfolio at a Glance
Weighted Average Maturity	52 days
Weighted Average Life	68 days

Portfolio Composition by Maturity	% of fund investment
1-30 days	59%
31-90 days	25%
91-180 days	9%
More than 180 days	7%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2014 to September 30, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 4/1/14	Ending Account Value 9/30/14	Expenses Paid During Period(1) 4/1/14 - 9/30/14	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,000.10	$0.75	0.15%
Investor Class (before waiver)	$1,000	$1,000.10(2)	$2.31	0.46%
Hypothetical
Investor Class (after waiver)	$1,000	$1,024.32	$0.76	0.15%
Investor Class (before waiver)	$1,000	$1,022.76	$2.33	0.46%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

6

Schedule of Investments

SEPTEMBER 30, 2014 (UNAUDITED)

	Principal Amount	Value
COMMERCIAL PAPER(1) — 39.0%
Barclays Bank PLC, 0.22%, 11/19/14 (LOC: Barclays Bank PLC)(2)	$7,000,000	$6,997,904
Catholic Health Initiatives, 0.17%, 10/7/14	10,000,000	9,999,717
Catholic Health Initiatives, 0.18%, 1/7/15	4,150,000	4,147,967
Chariot Funding LLC, 0.22%, 10/1/14(2)	10,000,000	10,000,000
Chariot Funding LLC, 0.22%, 10/15/14(2)	15,000,000	14,998,717
Chariot Funding LLC, 0.21%, 12/4/14(2)	5,000,000	4,998,133
Charta LLC, 0.15%, 11/19/14(2)	5,000,000	4,998,979
Charta LLC, 0.17%, 12/3/14(2)	5,000,000	4,998,512
Charta LLC, 0.17%, 12/5/14(2)	5,000,000	4,998,465
City & County of San Francicso, 0.19%, 10/30/14 (LOC: Royal Bank of Canada)	10,000,000	10,000,000
City of Austin, 0.13%, 11/6/14 (LOC: Citibank N.A.)	5,000,000	4,999,350
City of Chicago, 0.21%, 1/14/15 (LOC: Wells Fargo Bank N.A.)	6,000,000	5,996,325
Coca-Cola Co., 0.20%, 11/14/14(2)	8,000,000	7,998,044
County of Oakland-Alameda, 0.17%, 10/30/14 (LOC: Bank of New York Mellon)	7,050,000	7,050,000
CRC Funding LLC, 0.17%, 11/12/14(2)	16,000,000	15,996,827
CRC Funding LLC, 0.17%, 11/13/14(2)	4,000,000	3,999,188
CRC Funding LLC, 0.17%, 12/3/14(2)	5,000,000	4,998,512
Crown Point Capital Co. LLC, 0.18%, 10/2/14(2)	12,000,000	11,999,940
Crown Point Capital Co. LLC, 0.18%, 11/13/14(2)	20,000,000	19,995,700
Govco LLC, 0.16%, 10/8/14(2)	3,000,000	2,999,907
Govco LLC, 0.18%, 11/12/14(2)	25,000,000	24,994,750
Govco LLC, 0.17%, 12/15/14(2)	32,000,000	31,988,667
Jupiter Securitization Co. LLC, 0.21%, 11/6/14(2)	24,250,000	24,244,907
Jupiter Securitization Co. LLC, 0.21%, 3/12/15(2)	10,000,000	9,990,550
Kaiser Foundation Hospitals, 0.18%, 10/22/14	20,000,000	19,997,900
Lexington Parker Capital, 0.18%, 10/2/14(2)	10,000,000	9,999,950
Municipal Electricity Authority of Georgia, 0.15%, 10/27/14 (LOC: Wells Fargo Bank N.A.)	14,000,000	14,000,000
Nestle Capital Corp., 0.16%, 10/8/14 (LOC: Nestle N.A.)(2)	5,000,000	4,999,844
Old Line Funding LLC, 0.19%, 11/14/14 (LOC: Royal Bank of Canada)(2)	8,500,000	8,498,026
Old Line Funding LLC, 0.19%, 11/17/14 (LOC: Royal Bank of Canada)(2)	40,000,000	39,990,078
Old Line Funding LLC, 0.21%, 3/9/15 (LOC: Royal Bank of Canada)(2)	10,000,000	9,990,725
Procter & Gamble Co. (The), 0.14%, 12/8/14	5,000,000	4,998,678
Reckitt Benckiser Treasury Services PLC, 0.15%, 11/25/14 (LOC: Reckitt Benckiser Group PLC)(2)	5,500,000	5,498,740
SSM Health Care Corp., 0.18%, 1/8/15	8,000,000	7,996,040
Thunder Bay Funding LLC, 0.18%, 12/4/14 (LOC: Royal Bank of Canada)(2)	10,000,000	9,996,800
Thunder Bay Funding LLC, 0.18%, 2/23/15 (LOC: Royal Bank of Canada)(2)	20,000,000	20,000,000
Thunder Bay Funding LLC, 0.18%, 2/24/15 (LOC: Royal Bank of Canada)(2)	16,000,000	16,000,000
Toyota Motor Credit Corp., 0.20%, 2/23/15	40,000,000	40,000,000
University of California, 0.13%, 10/28/14	7,000,000	6,999,317

7

	Principal Amount	Value
University of California, 0.17%, 11/17/14	$15,500,000	$15,496,560
University of California, 0.19%, 2/23/15	10,000,000	9,992,347
Wal-Mart Stores, Inc., 0.06%, 10/6/14	4,000,000	3,999,967
TOTAL COMMERCIAL PAPER		501,846,033
MUNICIPAL SECURITIES — 29.4%
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2002 A, (Fine Arts Building), VRDN, 0.11%, 10/2/14 (LOC: FNMA)	1,885,000	1,885,000
Alabama Industrial Development Authority, (Simcala, Inc.), VRDN, 0.14%, 10/2/14 (LOC: JP Morgan Chase Bank N.A.)	1,975,000	1,975,000
Alameda County Industrial Development Authority Rev., (Malberg Engineering, Inc.), VRDN, 0.07%, 10/2/14 (LOC: Comerica Bank)	1,895,000	1,895,000
Alameda County Industrial Development Authority Rev., (White Brothers), VRDN, 0.07%, 10/2/14 (LOC: Comerica Bank)	2,060,000	2,060,000
Alameda County Industrial Development Authority Rev., Series 2004 A, (Bema Electronic Manufacturing), VRDN, 0.07%, 10/2/14 (LOC: Comerica Bank)	2,660,000	2,660,000
Alameda Public Financing Authority Rev., Series 2003-B, (Alameda Point), VRDN, 0.11%, 10/1/14 (LOC: Union Bank of California N.A.)	1,450,000	1,450,000
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.04%, 10/1/14	3,900,000	3,900,000
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.04%, 10/1/14	2,100,000	2,100,000
Arlington County Industrial Development Authority Rev., (Gates Ballston Apartments), VRDN, 0.06%, 10/1/14 (LOC: PNC Bank N.A.)	3,320,000	3,320,000
Arlington County Industrial Development Authority Rev., Series 2005 B, (Woodbury), VRDN, 0.18%, 10/2/14 (LOC: FHLMC)	260,000	260,000
Baltimore Industrial Development Authority Rev., (Baltimore Cap Acquisition), VRDN, 0.08%, 10/1/14 (LOC: Bayerische Landesbank)	18,500,000	18,500,000
Bowie County Industrial Development Corp. Rev., (Texarkana Newspaper, Inc.), VRDN, 0.03%, 10/1/14 (LOC: JPMorgan Chase Bank N.A)	2,500,000	2,500,000
Brazos Harbor Industrial Development Corp. Rev., (BASF Corp.), VRDN, 0.08%, 10/1/14	2,000,000	2,000,000
Brevard County Housing Finance Authority Rev., Series 2004 A, (Wickham Club Apartments), VRDN, 0.06%, 10/1/14 (LOC: FNMA)	3,975,000	3,975,000
California Infrastructure & Economic Development Bank Rev., Series 2011 A, (Bay Photo, Inc.), VRDN, 0.14%, 10/2/14 (LOC: Comerica Bank)	4,375,000	4,375,000
California Infrastructure & Economic Development Bank, (Bay Photo, Inc.), VRDN, 0.25%, 10/2/14 (LOC: Comerica Bank)	525,000	525,000
California Infrastructure & Economic Development Bank, (iWorks, Inc.), VRDN, 0.18%, 10/2/14 (LOC: City National Bank and FHLB)	1,665,000	1,665,000
California Municipal Finance Authority Rev., (High Desert), VRDN, 0.25%, 10/2/14 (LOC: Union Bank N.A.)	275,000	275,000
California Pollution Control Financing Authority Rev., (Milk Time Dairy Farms), VRDN, 0.14%, 10/2/14 (LOC: Rabobank Nederland)	1,400,000	1,400,000
California Pollution Control Financing Authority Rev., (Ratto Group, Inc.), VRDN, 0.08%, 10/1/14 (LOC: Union Bank N.A.)	5,500,000	5,500,000
California State Enterprise Development Authority, Series 2008 B, (Pocino Foods), VRDN, 0.20%, 10/2/14 (LOC: City National Bank and FHLB)	375,000	375,000
California State Enterprise Development Authority, Series 2008 B, (Sconza Candy), VRDN, 0.17%, 10/2/14 (LOC: Comerica Bank)	2,155,000	2,155,000
California Statewide Communities Development Authority Rev., (Canyon Springs Apartments), VRDN, 0.05%, 10/2/14 (LOC: FNMA)	1,100,000	1,100,000
California Statewide Communities Development Authority Rev., (Encanto Homes), VRDN, 0.18%, 10/2/14 (LOC: East West Bank and FHLB)	1,200,000	1,200,000
Charles K Blandin Foundation Rev., Series 2004 B, VRDN, 0.09%, 10/1/14 (LOC: Wells Fargo Bank N.A.)	730,000	730,000

8

	Principal Amount	Value
City & County of San Francisco Rev., Series 2002 B, (Carter Terrace Apartments), VRDN, 0.07%, 10/2/14 (LOC: Citibank N.A.)	$3,865,000	$3,865,000
City of Chicago Rev., (Uptown Preservation Apartments), VRDN, 0.06%, 10/2/14 (LOC: Bank of America N.A.)	1,960,000	1,960,000
City of Gary, (Chemcoaters LLC), VRDN, 0.25%, 10/2/14 (LOC: American Bank & Trust and FHLB)	6,500,000	6,500,000
City of Kansas City Rev., Series 2009 B, (Hotel Redevelopment), VRDN, 0.11%, 10/1/14 (LOC: JPMorgan Chase Bank N.A.)	1,560,000	1,560,000
City of Montebello COP, VRDN, 0.20%, 10/1/14 (LOC: Union Bank N.A.)	5,115,000	5,115,000
City of New York GO, Series 1994 B, VRDN, 0.05%, 10/1/14 (LOC: Bayerische Landesbank)	1,700,000	1,700,000
City of North Vernon Rev., (Oak Meadows Apartments), VRDN, 0.20%, 10/1/14 (LOC: FHLB)(Acquired 12/15/11, Cost $1,790,000)(3)	1,790,000	1,790,000
City of Salinas COP, (Fairways Golf), VRDN, 0.20%, 10/2/14 (LOC: Rabobank N.A.)	4,580,000	4,580,000
City of Shawnee, (Simmons Co.), VRDN, 0.20%, 10/1/14 (LOC: Wells Fargo Bank N.A.)(Acquired 8/31/11, Cost $710,000)(3)	710,000	710,000
City of Wright City Rev., (Watlow Process Systems, Inc.), VRDN, 0.20%, 10/2/14 (LOC: Bank of America N.A.)	800,000	800,000
Clarksville Public Building Authority Rev., (Adjusted Financing Morristown Loans), VRDN, 0.07%, 10/1/14 (LOC: Bank of America N.A.)	1,190,000	1,190,000
Collier County Industrial Development Authority Rev., (Allete, Inc.), VRDN, 0.10%, 10/2/14 (LOC: Wells Fargo Bank N.A.)	1,000,000	1,000,000
Colorado Educational & Cultural Facilities Authority Rev., (Telluride Mountain School), VRDN, 0.15%, 10/2/14 (LOC: Wells Fargo Bank N.A.)	875,000	875,000
Colorado Housing & Finance Authority Economic Development, Series 2005 B, (Closet Factory), VRDN, 0.20%, 10/2/14 (LOC: Colorado Business Bank and FHLB)	575,000	575,000
Connecticut Housing Finance Authority Rev., Series 2009 A1, VRDN, 0.03%, 10/1/14 (SBBPA: JPMorgan Chase Bank N.A.)	4,175,000	4,175,000
County of Escambia Solid Waste Disposal System Rev., (Gulf Power Co.), VRDN, 0.03%, 10/1/14	12,600,000	12,600,000
County of Lake Rev., (Northpoint Association LLC), VRDN, 0.10%, 10/1/14 (LOC: Northern Trust Company)	1,200,000	1,200,000
County of Lake Rev., (Rosewood Apartment), VRDN, 0.08%, 10/2/14 (LOC: FHLMC)	3,000,000	3,000,000
County of Will, (BASF Corp.), VRDN, 0.15%, 10/1/14	1,700,000	1,700,000
Florida Housing Finance Corp. Rev., Series 2002 A-2, (Brentwood Apartments), VRDN, 0.11%, 10/2/14 (LOC: FNMA)	850,000	850,000
Forsyth Pollution Control Rev., Series 2007, (PacifiCorp. Project), VRDN, 0.05%, 10/1/14 (LOC: JPMorgan Chase Bank N.A.)	1,100,000	1,100,000
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2008 C1, (The Methodist Hospital System), VRDN, 0.03%, 10/1/14	5,000,000	5,000,000
Idaho Housing & Finance Association Rev., (Traditions), VRDN, 0.13%, 10/1/14 (LOC: FHLMC)	1,100,000	1,100,000
Illinois Finance Authority Rev., (Murphy Machine Products, Inc.), VRDN, 0.20%, 10/2/14 (LOC: Bank of America N.A.)	1,910,000	1,910,000
Illinois Health Facilities Authority Rev., (Memorial Health System), VRDN, 0.05%, 10/1/14 (LOC: JPMorgan Chase Bank N.A.)	9,720,000	9,720,000
Lake County Industrial Development Authority Rev., (Senninger Irrigation), VRDN, 0.10%, 10/1/14 (LOC: JPMorgan Chase Bank N.A.)	1,000,000	1,000,000
Lansing Economic Development Corp., (Accident Fund), VRDN, 0.15%, 10/2/14 (LOC: FHLB)	8,255,000	8,255,000
Lee County Housing Finance Authority Rev., Series 2002 B, (University Club Apartment), VRDN, 0.16%, 10/2/14 (LOC: FNMA)	695,000	695,000

9

	Principal Amount	Value
Long Island Power Authority Electric System Rev., Series 1998 2B, VRDN, 0.05%, 10/1/14 (LOC: Bayerische Landesbank)	$17,250,000	$17,250,000
Long Island Power Authority Electric System Rev., Series 1998 A1, VRDN, 0.10%, 10/1/14 (LOC: Bayerische Landesbank)	8,800,000	8,800,000
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Hollybrook Enterprises LLC), VRDN, 0.14%, 10/2/14 (LOC: First South Farm Credit and Wells Fargo Bank N.A.)	990,000	990,000
Maine State Housing Authority Mortgage Rev., Series 2005 G, VRDN, 0.05%, 10/2/14 (SBBPA: State Street Bank & Trust Co.)	3,000,000	3,000,000
Maine State Housing Authority Mortgage Rev., Series 2006 D3, VRDN, 0.05%, 10/2/14 (LOC: State Street Bank & Trust Co.)	3,000,000	3,000,000
Maricopa County Industrial Development Authority Rev., Series 2003 A, (Sonora Vista Apartments), VRDN, 0.20%, 10/2/14 (LOC: Wells Fargo Bank N.A.)	1,220,000	1,220,000
Massachusetts Housing Finance Agency Rev., Series 2009 B, VRDN, 0.11%, 10/1/14 (LOC: Bank of New York Mellon)	6,204,000	6,204,000
Meadow Springs Country Club Rev., VRDN, 0.14%, 10/2/14 (LOC: U.S. Bank N.A.)	865,000	865,000
Mission Economic Development Corp. Industrial Rev., (CMI Project), VRDN, 0.20%, 10/2/14 (LOC: Wells Fargo Bank N.A.)	1,520,000	1,520,000
Mississippi Business Finance Corp. Rev., Series 2006 R-1, (Brown Bottling Group, Inc.), VRDN, 0.14%, 10/2/14 (LOC: Trustmark National Bank and FHLB)	5,525,000	5,525,000
Missouri Development Finance Board Rev., Series 2000 B, (St. Louis Center), VRDN, 0.14%, 10/2/14 (LOC: U.S. Bank N.A.)	3,910,000	3,910,000
Missouri State Health & Educational Facilities Authority Rev., (Kansas City Art Institute), VRDN, 0.06%, 10/1/14 (LOC: Commerce Bank N.A.)	2,400,000	2,400,000
Mobile Industrial Development Board Solid Waste Disposal, (Alabama Power-Barry Plant), VRDN, 0.04%, 10/1/14	3,000,000	3,000,000
Montgomery County Public Building Authority Rev., (Tennessee County Loan Pool), VRDN, 0.07%, 10/1/14 (LOC: Bank of America N.A.)	785,000	785,000
Nassau County Industrial Development Agency Rev., (Seaview Realty Association), VRDN, 0.50%, 10/2/14 (LOC: Citibank N.A.)	645,000	645,000
Nassau Health Care Corp. Rev., Series 2009 A, VRDN, 0.12%, 10/1/14 (LOC: JPMorgan Chase Bank N.A.)	5,100,000	5,100,000
Nevada Housing Division Rev., (Multi-Unit Housing), VRDN, 0.10%, 10/2/14 (LOC: Citibank N.A.)	1,065,000	1,065,000
Nevada Housing Division Rev., Series 1997 A, (Multi-Unit Housing), VRDN, 0.08%, 10/2/14 (LOC: U.S. Bank N.A. and FHLB)	1,360,000	1,360,000
New York City GO, Series 1993 A-4, VRDN, 0.04%, 10/1/14 (LOC: Bayerische Landesbank)	3,500,000	3,500,000
New York City Housing Development Corp. Rev., Series 2003 A, (Upper East Lease Associations), VRDN, 0.06%, 10/1/14 (LOC: Landesbank Baden-Wurttemberg)	18,600,000	18,600,000
New York City Housing Development Corp. Rev., Series 2006 B, (Rivereast Apartments), VRDN, 0.11%, 10/1/14 (LOC: FHLMC)	2,650,000	2,650,000
New York City Transitional Finance Authority Rev., Series 2002 1D, (Future Tax Secured Bonds), VRDN, 0.04%, 10/1/14 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	1,495,000	1,495,000
New York City Transitional Finance Authority Rev., Series 2002 3E, (Future Tax Secured Bonds), VRDN, 0.04%, 10/1/14 (SBBPA: Landesbank Baden-Wurttemberg)	13,340,000	13,340,000
New York State Housing Finance Agency Rev., (West 37th Street), VRDN, 0.07%, 10/1/14 (LOC: FHLMC)	8,320,000	8,320,000
Norfolk Redevelopment & Housing Authority Rev., (Old Dominion University), VRDN, 0.06%, 10/1/14 (LOC: Bank of America N.A.)	8,430,000	8,430,000

10

	Principal Amount	Value
North Carolina Medical Care Commission Healthcare Facilities Rev., (Stanley Total Living Center), VRDN, 0.15%, 10/2/14 (LOC: Wells Fargo Bank N.A.)(Acquired 12/15/10, Cost $605,000)(3)	$605,000	$605,000
Pennsylvania Economic Development Financing Authority Rev., Series 1991 A, VRDN, 0.17%, 10/2/14 (LOC: PNC Bank N.A.)	865,000	865,000
Pennsylvania Economic Development Financing Authority Rev., Series 2007 A1, VRDN, 0.12%, 10/2/14 (LOC: PNC Bank N.A.)	800,000	800,000
Philadelphia Authority for Industrial Development Rev., (Girard Estate Aramark), VRDN, 0.09%, 10/2/14 (LOC: JPMorgan Chase Bank N.A.)	1,150,000	1,150,000
Port of Corpus Christi Authority of Nueces County Rev., (Flint Hills Resources), VRDN, 0.07%, 10/1/14 (GA: Flint Hills Resources LLC)	5,000,000	5,000,000
Putnam County Development Authority Rev., Series 1998, (Georgia Power Co.- Plant Branch), VRDN, 0.04%, 10/1/14	2,825,000	2,825,000
Putnam Hospital Center, (Multi-Mode), VRDN, 0.14%, 10/1/14 (LOC: JPMorgan Chase Bank N.A.)(Acquired 9/13/07, $1,980,000)(3)	1,980,000	1,980,000
Rhode Island Housing & Mortgage Finance Corp. Multifamily Rev., (Fairfield University Heights), VRDN, 0.06%, 10/2/14 (LOC: FHLMC)	2,100,000	2,100,000
San Francisco City & County Redevelopment Agency Rev., Series 2002 D, (Derek Silva Community), VRDN, 0.07%, 10/2/14 (LOC: Citibank N.A.)	1,345,000	1,345,000
South Carolina Jobs-Economic Development Authority Rev., (Health Sciences Medical University), VRDN, 0.15%, 10/2/14 (LOC: Wells Fargo Bank N.A.)	3,100,000	3,100,000
South Carolina State Housing Finance & Development Authority Rev., (Rocky Creek Apartments), VRDN, 0.10%, 10/2/14 (LOC: Wells Fargo Bank N.A.)	3,625,000	3,625,000
South Dakota Housing Development Authority Rev., Series 2003 C-1, (Home Ownership Mortgage), VRDN, 0.13%, 10/2/14 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	1,000,000	1,000,000
St. Paul Port Authority Rev., Series 2005-7, (Minnesota Public Radio Project), VRDN, 0.05%, 10/1/14 (LOC: JPMorgan Chase Bank N.A.)	680,000	680,000
St. Paul's Episcopal Church Rev., VRDN, 0.15%, 10/1/14 (LOC: JPMorgan Chase Bank N.A.)	5,400,000	5,400,000
State of Michigan GO, 2.30%, 11/1/14	6,000,000	6,010,556
State of Texas GO, Series 2002 A-2, (Veterans Housing Fund), VRDN, 0.06%, 10/1/14 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	4,300,000	4,300,000
State of Texas GO, Series 2002 A-2, (Veterans Housing Fund), VRDN, 0.06%, 10/1/14 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	4,690,000	4,690,000
State of Texas GO, Series 2003 A, (Veterans Housing Fund), VRDN, 0.08%, 10/1/14 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	2,990,000	2,990,000
Town of Dover-Foxcroft Rev., (Pleasant River Lumber Company), VRDN, 0.16%, 10/1/14 (LOC: Wells Fargo Bank N.A. and Cobank)	725,000	725,000
Washington Economic Development Finance Authority Rev., Series 2002 B, (B&H Dental Laboratory), VRDN, 0.12%, 10/2/14 (LOC: U.S. Bank N.A.)	1,230,000	1,230,000
Washington Economic Development Finance Authority, Series 1997 A, (Lyn-Tron, Inc.), VRDN, 0.12%, 10/2/14 (LOC: U.S. Bank N.A.)	1,795,000	1,795,000
Washington Economic Development Finance Authority, Series 2006 G, (Wesmar Co., Inc.), VRDN, 0.25%, 10/2/14 (LOC: U.S. Bank N.A.)	1,190,000	1,190,000
Washington Economic Development Finance Authority, Series 2008 D, (Skagit Valley Publishing), VRDN, 0.20%, 10/2/14 (LOC: U.S. Bank N.A.)	2,700,000	2,700,000
Washington State Housing Finance Commission Rev., (Essex Wandering Creek LLC), VRDN, 0.08%, 10/1/14 (LOC: FHLMC)	1,000,000	1,000,000
Washington State Housing Finance Commission Rev., (Hamilton Place Apartments), VRDN, 0.11%, 10/2/14 (LOC: FNMA)	1,725,000	1,725,000
Washington State Housing Finance Commission Rev., (Silver Creek), VRDN, 0.10%, 10/2/14 (LOC: East West Bank and FHLB)	12,240,000	12,240,000
Washington State Housing Finance Commission Rev., (Traditions South), VRDN, 0.13%, 10/1/14 (LOC: FHLMC)	1,000,000	1,000,000

11

	Principal Amount	Value
Washington State Housing Finance Commission Rev., Series 2004 B, (Renton Centre), VRDN, 0.13%, 10/2/14 (LOC: FNMA)	$735,000	$735,000
Washington State Housing Finance Commission Rev., Series 2004 B, (Silver Creek), VRDN, 0.12%, 10/2/14 (LOC: East West Bank and FHLB)	2,265,000	2,265,000
Washington State Housing Finance Commission Rev., Series 2005 A, (Vista Retirement), VRDN, 0.08%, 10/2/14 (LOC: East West Bank and FHLB)	12,200,000	12,200,000
Washington State Housing Finance Commission Rev., Series 2005 B, (Fairwinds), VRDN, 0.12%, 10/2/14 (LOC: East West Bank and FHLB)	3,295,000	3,295,000
West Memphis Public Facilities Board Rev., (Meadows 1998 Apartments LP), VRDN, 0.11%, 10/2/14 (LOC: FHLMC)	2,000,000	2,000,000
Wisconsin Housing & Economic Development Authority Rev., Series 2004 A, VRDN, 0.06%, 10/1/14 (SBBPA: FHLB)	9,645,000	9,645,000
TOTAL MUNICIPAL SECURITIES		377,489,556
CORPORATE BONDS — 15.8%
2880 Stevens Creek LLC, VRDN, 0.17%, 10/1/14 (LOC: Bank of the West)	4,390,000	4,390,000
Berkshire Hathaway Finance Corp., 4.85%, 1/15/15 (LOC: Berkshire Hathaway Inc.)	6,000,000	6,080,547
Chipmatic/Ottawa Property Group, VRDN, 0.30%, 10/2/14 (LOC: Comerica Bank)	1,880,000	1,880,000
Cypress Bend Real Estate Development Co. LLC, VRDN, 0.14%, 10/2/14 (LOC: FHLB)	7,617,000	7,617,000
D & I Properties LLC, VRDN, 0.13%, 10/1/14 (LOC: Wells Fargo Bank N.A.)	1,400,000	1,400,000
DCC Development Corp., VRDN, 0.15%, 10/2/14 (LOC:FHLB)	4,000,000	4,000,000
EMF LLC, VRDN, 0.17%, 10/1/14 (LOC: Comerical Bank)	4,275,000	4,275,000
Fairfield North Texas Associates LP, VRDN, 0.15%, 10/2/14 (LOC: FHLB)	4,800,000	4,800,000
First Baptist Church of Opelika, VRDN, 0.14%, 10/3/14 (LOC: FHLB)	4,785,000	4,785,000
Flatley Hospitality LLC, VRDN, 0.15%, 10/2/14 (LOC: FHLB)	580,000	580,000
General Electric Capital Corp., 3.75%, 11/14/14	6,578,000	6,605,871
GFRE Holdings LLC, VRDN, 0.15%, 10/2/14 (LOC: FHLB)	1,420,000	1,420,000
Greenback San Juan Associates LP, VRDN, 0.13%, 10/2/14 (LOC: FHLB)	7,800,000	7,800,000
Hart Family Holdings LLC, VRDN, 0.13%, 10/2/14 (LOC; FHLB)	14,375,000	14,375,000
HHH Investment Co., VRDN, 0.17%, 10/1/14 (LOC: Bank of the West)	7,500,000	7,500,000
High Track LLC, VRDN, 0.15%, 10/1/14 (LOC: FHLB)	7,970,000	7,970,000
Labcon North America, VRDN, 0.18%, 10/1/14 (LOC: Bank of the West)	1,805,000	1,805,000
Lakeport Group LLC, VRDN, 0.16%, 10/1/14 (LOC: Union Bank N.A.)	3,860,000	3,860,000
Manse on Marsh LP, VRDN, 0.14%, 10/2/14 (LOC: FHLB)	10,410,000	10,410,000
Melair Associates LLC, VRDN, 0.37%, 10/2/14 (LOC: FHLB)	1,325,000	1,325,000
Ness Family Partners LP, VRDN, 0.18%, 10/1/14 (LOC: Bank of the West)	1,320,000	1,320,000
Norlan Partners LP, VRDN, 0.37%, 10/2/14 (LOC: FHLB)(2)	2,360,000	2,360,000
PepsiCo, Inc., 3.10%, 1/15/15	12,000,000	12,099,239
Portland Clinic LLP (The), VRDN, 0.12%, 10/1/14 (LOC: U.S. Bank N.A.)	10,805,000	10,805,000
Procter & Gamble Co. (The), 3.50%, 2/15/15	12,668,000	12,820,447
Provence LLC, VRDN, 0.37%, 10/2/14 (LOC: FHLB)(2)	3,450,000	3,450,000
Relay Relay LLC, VRDN, 0.14%, 10/2/14 (LOC: FHLB)	8,940,000	8,940,000
RMD Note Issue LLC, VRDN, 0.15%, 10/1/14 (LOC: FHLB)	165,000	165,000
Royal Bank of Canada, MTN, VRN, 0.46%, 10/6/14	20,000,000	20,014,819
Salvation Army (The), VRDN, 0.12%, 10/2/14 (LOC: Bank of New York Mellon)	7,500,000	7,500,000
Salvation Army (The), VRDN, 0.12%, 10/2/14 (LOC: Bank of New York Mellon)	2,000,000	2,000,000
Warren LLC (The), VRDN, 0.13%, 10/2/14 (LOC: FHLB)	4,000,000	4,000,000

12

	Principal Amount/Shares	Value
Wells Fargo Bank N.A., 0.75%, 7/20/15	$15,000,000	$15,052,361
TOTAL CORPORATE BONDS		203,405,284
CERTIFICATES OF DEPOSIT — 6.7%
Bank of Nova Scotia, 0.19%, 2/6/15	9,000,000	9,000,000
Bank of Nova Scotia, 0.20%, 2/17/15	17,000,000	17,000,000
Toronto-Dominion Bank (The), 0.14%, 12/2/14	50,000,000	50,000,000
Toronto-Dominion Bank (The), 0.19%, 2/26/15	10,000,000	10,000,000
TOTAL CERTIFICATES OF DEPOSIT		86,000,000
U.S. GOVERNMENT AGENCY SECURITIES — 6.1%
Federal Home Loan Bank, 0.25%, 1/16/15	5,785,000	5,785,974
Federal Home Loan Bank, 0.17%, 6/30/15	20,000,000	20,000,000
Federal Home Loan Bank, 0.20%, 7/17/15	10,000,000	10,000,000
Federal Home Loan Bank, 0.18%, 8/18/15	10,000,000	9,997,564
Federal Home Loan Bank, 0.25%, 8/27/15	22,900,000	22,900,000
Federal Home Loan Bank, Series 0001, 0.20%, 9/18/15	10,000,000	9,997,776
TOTAL U.S. GOVERNMENT AGENCY SECURITIES		78,681,314
U.S. TREASURY SECURITIES — 2.5%
U.S. Treasury Notes, VRN, 0.06%, 10/7/14	7,500,000	7,497,568
U.S. Treasury Notes, VRN, 0.08%, 10/7/14	7,500,000	7,500,721
U.S. Treasury Notes, 0.50%, 10/15/14	10,000,000	10,001,493
U.S. Treasury Notes, 0.375%, 3/15/15	7,000,000	7,007,196
TOTAL U.S. TREASURY SECURITIES		32,006,978
TEMPORARY CASH INVESTMENTS — 0.1%
SSgA U.S. Government Money Market Fund, Class N	572,352	572,352
TOTAL INVESTMENT SECURITIES — 99.6%		1,280,001,517
OTHER ASSETS AND LIABILITIES — 0.4%		5,438,881
TOTAL NET ASSETS — 100.0%		$1,285,440,398

NOTES TO SCHEDULE OF INVESTMENTS
COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LOC	-	Letter of Credit
MTN	-	Medium Term Note
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(2)
Restricted security exempt from registration pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $341,981,865, which represented 26.6% of total net assets.

(3)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $5,085,000, which represented 0.4% of total net assets.

See Notes to Financial Statements.

13

Statement of Assets and Liabilities

SEPTEMBER 30, 2014 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$1,280,001,517
Cash	19,146,783
Receivable for investments sold	2,535,000
Receivable for capital shares sold	467,904
Interest receivable	525,394
1,302,676,598

Liabilities
Payable for investments purchased	16,380,862
Payable for capital shares redeemed	709,497
Accrued management fees	145,827
Dividends payable	14
17,236,200

Net Assets	$1,285,440,398

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	1,285,765,707

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$1,285,760,899
Accumulated net realized loss	(320,501)
$1,285,440,398

See Notes to Financial Statements.

14

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$995,765

Expenses:
Management fees	2,879,234
Trustees' fees and expenses	37,662
Other expenses	3,291
2,920,187
Fees waived	(1,988,179)
932,008

Net investment income (loss)	63,757

Net realized gain (loss) on investment transactions	4,772

Net Increase (Decrease) in Net Assets Resulting from Operations	$68,529

See Notes to Financial Statements.

15

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED) AND YEAR ENDED MARCH 31, 2014
Increase (Decrease) in Net Assets	September 30, 2014	March 31, 2014
Operations
Net investment income (loss)	$63,757	$116,735
Net realized gain (loss)	4,772	2,985
Net increase (decrease) in net assets resulting from operations	68,529	119,720

Distributions to Shareholders
From net investment income	(63,757)	(116,735)

Capital Share Transactions
Proceeds from shares sold	170,915,531	478,493,082
Proceeds from reinvestment of distributions	63,576	116,295
Payments for shares redeemed	(126,319,463)	(321,642,208)
Net increase (decrease) in net assets from capital share transactions	44,659,644	156,967,169

Net increase (decrease) in net assets	44,664,416	156,970,154

Net Assets
Beginning of period	1,240,775,982	1,083,805,828
End of period	$1,285,440,398	$1,240,775,982

Transactions in Shares of the Fund
Sold	170,915,531	478,493,082
Issued in reinvestment of distributions	63,576	116,295
Redeemed	(126,319,463)	(321,642,208)
Net increase (decrease) in shares of the fund	44,659,644	156,967,169

See Notes to Financial Statements.

16

Notes to Financial Statements

SEPTEMBER 30, 2014 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Premium Money Market Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under Rule 2a-7 of the 1940 Act. The fund’s investment objective is to earn the highest level of current income while preserving the value of your investment.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. Open-end management investment companies are valued at the reported net asset value per share. If the fund determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make short-term capital gains distributions to comply with the distribution requirements of the Internal Revenue Code. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any long-term capital gains distributions.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

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3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 46% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1170% to 0.2300%. The rates for the Complex Fee range from 0.2500% to 0.3100%. In order to maintain a positive yield, ACIM may voluntarily waive a portion of its management fee on a daily basis. The fee waiver may be revised or terminated at any time without notice. The effective annual management fee for the six months ended September 30, 2014 was 0.45% before waiver and 0.14% after waiver.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the trustees during the six months ended September 30, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Commercial Paper	—	$501,846,033	—
Municipal Securities	—	377,489,556	—
Corporate Bonds	—	203,405,284	—
Certificates of Deposit	—	86,000,000	—
U.S. Government Agency Securities	—	78,681,314	—
U.S. Treasury Securities	—	32,006,978	—
Temporary Cash Investments	$572,352	—	—
	$572,352	$1,279,429,165	—

5. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2014, the fund had accumulated short-term capital losses of $(325,273), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(324,637) and $(636) expire in 2017 and 2018, respectively.

6. Money Market Fund Reform

In July 2014, the Securities and Exchange Commission adopted amendments to the rules that govern money market mutual funds.  The amendments consist of structural and operational reforms intended to make money market funds more resilient for investors and will become effective over the next two years.  The amendments will require a floating net asset value for institutional prime money market and institutional tax exempt money market funds and will provide for redemption fees and gates under certain circumstances.  Management is currently evaluating the impact the amendments will have upon their effectiveness, including their impact on the fund's operations and financial statement disclosures.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data						Ratios and Supplemental Data
						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Income From Investment Operations: Net Investment Income (Loss)	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2014(2)	$1.00	—(3)	—(3)	$1.00	0.01%	0.15%(4)	0.46%(4)	0.01%(4)	(0.30)%(4)	$1,285,440
2014	$1.00	—(3)	—(3)	$1.00	0.01%	0.17%	0.46%	0.01%	(0.28)%	$1,240,776
2013	$1.00	—(3)	—(3)	$1.00	0.01%	0.29%	0.46%	0.01%	(0.16)%	$1,083,806
2012	$1.00	—(3)	—(3)	$1.00	0.01%	0.28%	0.46%	0.01%	(0.17)%	$978,696
2011	$1.00	—(3)	—(3)	$1.00	0.01%	0.38%	0.46%	0.01%	(0.07)%	$959,219
2010	$1.00	—(3)	—(3)	$1.00	0.25%	0.46%	0.47%	0.26%	0.25%	$989,075

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(2)	Six months ended September 30, 2014 (unaudited).

(3)	Per-share amount was less than $0.005.

(4)	Annualized.

See Notes to Financial Statements.

20

Approval of Management Agreement

At a meeting held on June 13, 2014, the Fund’s Board of Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

21

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was in the second quartile of its peer universe for the one-year period and in the first quartile for the three-, five-, ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

22

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. Given the industry-wide proliferation of fee waivers to support positive money market fund yields, the Board recognized that net fee comparisons may be less statistically relevant than in prior years. With that in mind, the Board reviewed peer data both on a gross basis and net of applicable

23

waivers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

24

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

25

Notes

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-83907 1411

SEMIANNUAL REPORT	SEPTEMBER 30, 2014

Prime Money Market Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended September 30, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Mostly Positive Period for U.S. Government Bonds and Large-Cap Stocks, With Defensive Undertones

After experiencing a harsh U.S. winter, weaker-than-expected global economic conditions, and geopolitical turmoil in many regions, it’s not surprising that investors displayed defensive tendencies during this reporting period. The U.S. dollar, the U.S. Treasury market, and large-cap U.S. stocks benefited from “flight to quality” capital flows during 2014 as negative headlines emanated from some key emerging markets and the European economy. The 30-year U.S. Treasury bond was one of the top performers for the period, returning 8.74%, according to Barclays, on strong demand from institutions and non-U.S. investors, attracted by its relatively high yield compared with similar “safe haven” sovereign bond yields in other developed countries.

The S&P 500 Index advanced 6.42%, leading most other U.S. and non-U.S. equity indices. Large-cap U.S. growth stocks generally outperformed large-cap U.S. value, but both advanced, as well as relatively more defensive, more yield-oriented U.S. stock sectors such as utilities and REITs (real estate investment trusts). By contrast, small-cap stocks in the U.S. and non-U.S. developed country stocks across all capitalizations generally retreated. The Russell 2000 Index and the MSCI EAFE Index posted negative returns of -5.46% and -2.03%, respectively, in U.S. dollar terms, the latter affected in part by non-U.S. currency weakness compared with the dollar.

Global economic and geopolitical uncertainties could continue to support the relative appeal of the U.S. dollar and other U.S assets in coming months. But the anticipated end of the U.S. Federal Reserve’s monthly bond-buying program and the still-looming possibility of higher interest rates in 2015 point to potential U.S. market volatility ahead. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of September 30, 2014
Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BPRXX	0.01%(2)	0.01%(2)	0.01%(2)	1.58%(2)	2.81%(2)	11/17/93
A Class	ACAXX						8/28/98
No sales charge*		0.01%(2)	0.01%(2)	0.01%(2)	1.45%(2)	1.97%(2)
With sales charge*		-0.99%(2)	0.01%(2)	0.01%(2)	1.45%(2)	1.97%(2)
B Class	BPMXX						1/31/03
No sales charge*		0.01%(2)	0.01%(2)	0.01%(2)	1.10%(2)	0.98%(2)
With sales charge*		-4.99%(2)	-3.99%(2)	-0.19%(2)	1.10%(2)	0.98%(2)
C Class	ARCXX						5/7/02
No sales charge*		0.01%(2)	0.01%(2)	0.01%(2)	1.22%(2)	1.03%(2)
With sales charge*		-0.99%(2)	0.01%(2)	0.01%(2)	1.22%(2)	1.03%(2)

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class and C Class shares may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year to 0.00% after the sixth year. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee and/or distribution and service fee had not been waived.

Total Annual Fund Operating Expenses
Investor Class	A Class	B Class	C Class
0.58%	0.83%	1.58%	1.33%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

An investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

3

Fund Characteristics

SEPTEMBER 30, 2014
7-Day Current Yields	Investor Class	A Class	B Class	C Class
After waiver(1)	0.01%	0.01%	0.01%	0.01%
Before waiver	-0.42%	-0.67%	-1.42%	-1.17%
7-Day Effective Yields	Investor Class	A Class	B Class	C Class
After waiver(1)	0.01%	0.01%	0.01%	0.01%

(1)	Yields would have been lower if a portion of the management fee and/or distribution and service fee had not been waived.

Portfolio at a Glance
Weighted Average Maturity	57 days
Weighted Average Life	70 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	57%
31-90 days	25%
91-180 days	11%
More than 180 days	7%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2014 to September 30, 2014.
Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 4/1/14	Ending Account Value 9/30/14	Expenses Paid During Period(1)4/1/14 - 9/30/14	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,000.10	$0.70	0.14%
Investor Class (before waiver)	$1,000	$1,000.10(2)	$2.91	0.58%
A Class (after waiver)	$1,000	$1,000.10	$0.70	0.14%
A Class (before waiver)	$1,000	$1,000.10(2)	$4.16	0.83%
B Class (after waiver)	$1,000	$1,000.10	$0.70	0.14%
B Class (before waiver)	$1,000	$1,000.10(2)	$7.92	1.58%
C Class (after waiver)	$1,000	$1,000.10	$0.70	0.14%
C Class (before waiver)	$1,000	$1,000.10(2)	$6.67	1.33%
Hypothetical
Investor Class (after waiver)	$1,000	$1,024.37	$0.71	0.14%
Investor Class (before waiver)	$1,000	$1,022.16	$2.94	0.58%
A Class (after waiver)	$1,000	$1,024.37	$0.71	0.14%
A Class (before waiver)	$1,000	$1,020.91	$4.20	0.83%
B Class (after waiver)	$1,000	$1,024.37	$0.71	0.14%
B Class (before waiver)	$1,000	$1,017.15	$7.99	1.58%
C Class (after waiver)	$1,000	$1,024.37	$0.71	0.14%
C Class (before waiver)	$1,000	$1,018.40	$6.73	1.33%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee and/or distribution and service fee had not been waived.

6

Schedule of Investments

SEPTEMBER 30, 2014 (UNAUDITED)

	Principal Amount	Value
COMMERCIAL PAPER(1) — 37.0%
Barclays Bank PLC, 0.22%, 11/19/14 (LOC: Barclays Bank PLC)(2)	$43,000,000	$42,987,124
Catholic Health Initiatives, 0.17%, 10/7/14	8,850,000	8,849,749
Catholic Health Initiatives, 0.15%, 11/4/14	2,000,000	1,999,717
Catholic Health Initiatives, 0.18%, 1/7/15	5,000,000	4,997,550
Chariot Funding LLC, 0.22%, 10/1/14(2)	15,000,000	15,000,000
Chariot Funding LLC, 0.22%, 10/15/14(2)	10,000,000	9,999,144
Chariot Funding LLC, 0.21%, 12/2/14(2)	25,000,000	24,990,958
Chariot Funding LLC, 0.21%, 12/4/14(2)	10,000,000	9,996,267
Charta LLC, 0.17%, 12/3/14(2)	10,000,000	9,997,025
Charta LLC, 0.17%, 12/5/14(2)	30,000,000	29,990,792
City & County of San Francisco, 0.16%, 11/12/14	24,000,000	24,000,000
City & County of San Francisco, 0.16%, 12/4/14 (LOC: Bank of Canada)	16,000,000	16,000,000
Coca-Cola Co., 0.20%, 11/14/14(2)	42,000,000	41,989,733
County of Oakland-Alameda, 0.17%, 10/30/14 (LOC: Bank of New York Mellon)	20,000,000	20,000,000
CRC Funding LLC, 0.17%, 11/13/14(2)	30,000,000	29,993,908
CRC Funding LLC, 0.17%, 12/3/14(2)	30,000,000	29,991,075
Crown Point Capital Co. LLC, 0.18%, 10/2/14(2)	23,000,000	22,999,885
Crown Point Capital Co. LLC, 0.18%, 11/13/14(2)	10,000,000	9,997,850
Govco LLC, 0.16%, 10/8/14(2)	20,000,000	19,999,378
Govco LLC, 0.18%, 10/27/14(2)	23,000,000	22,997,010
Govco LLC, 0.17%, 12/15/14(2)	33,000,000	32,988,312
Govco LLC, 0.17%, 12/22/14(2)	24,000,000	23,990,707
Jupiter Securitization Co. LLC, 0.21%, 11/6/14(2)	25,000,000	24,994,750
Jupiter Securitization Co. LLC, 0.21%, 3/12/15(2)	15,000,000	14,985,825
Kaiser Foundation Hospitals, 0.18%, 10/22/14	30,000,000	29,996,850
Lexington Parker Capital, 0.18%, 10/2/14(2)	35,000,000	34,999,825
Lexington Parker Capital, 0.18%, 11/13/14(2)	25,000,000	24,994,625
Old Line Funding LLC, 0.19%, 11/14/14 (LOC: Royal Bank of Canada)(2)	16,500,000	16,496,168
Old Line Funding LLC, 0.19%, 11/17/14 (LOC: Royal Bank of Canada)(2)	50,000,000	49,987,597
Old Line Funding LLC, 0.21%, 3/9/15 (LOC: Royal Bank of Canada)(2)	25,000,000	24,976,813
Reckitt Benckiser Treasury Services PLC, 0.15%, 11/25/14 (LOC: Reckitt Benckiser Group PLC)(2)	19,200,000	19,195,600
SSM Health Care Corp., 0.18%, 1/8/15	12,000,000	11,994,060
Thunder Bay Funding LLC, 0.18%, 12/4/14 (LOC: Royal Bank of Canada)(2)	30,000,000	29,990,400
Thunder Bay Funding LLC, 0.18%, 2/23/15 (LOC: Royal Bank of Canada)(2)	30,000,000	30,000,000
Thunder Bay Funding LLC, 0.18%, 2/24/15 (LOC: Royal Bank of Canada)(2)	24,000,000	24,000,000
Wal-Mart Stores, Inc., 0.06%, 10/6/14	25,000,000	24,999,792
TOTAL COMMERCIAL PAPER		815,368,489

7

	Principal Amount	Value
MUNICIPAL SECURITIES — 29.5%
ABAG Finance Authority for Nonprofit Corps., Series 2001 B (Public Policy Institute), VRDN, 0.20%, 10/2/14 (LOC: Wells Fargo Bank N.A.)	$2,435,000	$2,435,000
Alameda County Industrial Development Authority, (Autumn Press, Inc.), VRDN, 0.07%, 10/2/14 (LOC: Wells Fargo Bank N.A.)	1,602,000	1,602,000
Alameda County Industrial Development Authority, (Segale Bros. Wood Products), VRDN, 0.10%, 10/2/14 (LOC: Bank of the West)	1,480,000	1,480,000
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.04%, 10/1/14	1,200,000	1,200,000
Burke County Development Authority Rev., (Georgia Power Company), VRDN, 0.04%, 10/1/14	6,700,000	6,700,000
California Pollution Control Financing Authority Rev., (Alameda County Industries), VRDN, 0.10%, 10/1/14 (LOC: Bank of the West)	2,570,000	2,570,000
Catawba County Industrial Facilities & Pollution Control Financing Authority Rev., (Von Drehle Properties LLC), VRDN, 0.10%, 10/2/14 (LOC: Branch Banking & Trust)	1,920,000	1,920,000
City of Chicago Rev., (Lufthansa German), VRDN, 0.09%, 10/1/14 (LOC: Bayerische Landesbank)	4,870,000	4,870,000
City of Chicago Rev., (Victoria Limited LLC Project), VRDN, 0.20%, 10/2/14 (LOC: Bank of America N.A.)	2,300,000	2,300,000
City of Indianapolis Rev., (Nora Pines Apartments), VRDN, 0.08%, 10/2/14 (LOC: FNMA)	9,275,000	9,275,000
City of Kansas City Rev., Series 2009 B, (Hotel Redevelopment), VRDN, 0.11%, 10/1/14 (LOC: JPMorgan Chase Bank N.A.)	4,320,000	4,320,000
City of Kansas City Rev., Series 2009 D, (Chouteau I-35), VRDN, 0.11%, 10/1/14 (LOC: JPMorgan Chase Bank N.A.)	4,245,000	4,245,000
City of Kansas City Rev., VRDN, 0.15%, 10/1/14 (LOC: U.S. Bank N.A.)	4,690,000	4,690,000
City of Knox Rev., VRDN, 0.17%, 10/2/14 (LOC: Bank of America N.A.) (Acquired 3/3/14, Cost $11,300,000)(3)	11,300,000	11,300,000
City of Oakdale Rev., (Housing Cottage Homesteads), VRDN, 0.09%, 10/2/14 (LOC: FHLMC)	2,900,000	2,900,000
City of Portland (Pension Buildings), VRDN, 0.18%, 10/1/14 (SBBPA: JPMorgan Chase Bank N.A.)	28,800,000	28,800,000
Connecticut Housing Finance Authority Rev., Series 2009 A1, VRDN, 0.03%, 10/1/14 (SBBPA: JPMorgan Chase Bank N.A.)	8,495,000	8,495,000
County of Broward Rev., Series 2007 B, VRDN, 0.11%, 10/1/14 (LOC: Citibank N.A.)	5,000,000	5,000,000
County of Carroll Rev., (Shelter System / DLH Obligated Group), VRDN, 0.10%, 10/2/14 (LOC: Branch Banking & Trust)	3,300,000	3,300,000
County of Cherokee Rev., (Oshkosh Truck Project), VRDN, 0.15%, 10/1/14 (LOC: Bank of America N.A.) (Acquired 7/26/13, Cost $3,000,000)(3)	3,000,000	3,000,000
County of Escambia Solid Waste Disposal System Rev., (Gulf Power Co.), VRDN, 0.03%, 10/1/14	19,700,000	19,700,000
Davidson County Industrial Facilities & Pollution Control Financing Authority Rev., (Childress Winery LLC), VRDN, 0.10%, 10/2/14 (LOC: Branch Banking & Trust)	3,000,000	3,000,000
Forsyth Pollution Control Rev., Series 2007, (PacifiCorp. Project), VRDN, 0.05%, 10/1/14 (LOC: JPMorgan Chase Bank N.A.)	3,800,000	3,800,000
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2008 C1, (The Methodist Hospital System), VRDN, 0.03%, 10/1/14	5,500,000	5,500,000
Harrisonburg Redevelopment & Housing Authority Multi-Family, (Stoney Ridge/Dale Forest), VRDN, 0.07%, 10/2/14 (LOC: FHLMC)	5,100,000	5,100,000

8

	Principal Amount	Value
Hawaii State Department of Budget & Finance Rev., (Wailuku River Hydroelectric Power), VRDN, 0.09%, 10/7/14 (LOC: Union Bank N.A.)	$7,302,000	$7,302,000
Hesperia Public Financing Authority Rev., (1993 Street Improvement Project), VRDN, 0.10%, 10/1/14 (LOC: Bank of the West)	1,795,000	1,795,000
Hesperia Public Financing Authority Rev., VRDN, 0.20%, 10/1/14 (LOC: Bank of the West)	5,155,000	5,155,000
Houston County Development Authority Rev., (Clean Control Corp.), VRDN, 0.10%, 10/2/14 (LOC: Branch Banking & Trust)	1,050,000	1,050,000
Illinois Housing Development Authority Rev., VRDN, 0.14%, 10/2/14 (SBBPA: FHLB)	10,675,000	10,675,000
Indiana Finance Authority Rev., (New Holland Dairy Leasing), VRDN, 0.22%, 10/2/14 (LOC: Bank of America N.A.)	1,000,000	1,000,000
JJB Properties LLC (Rental Property), VRDN, 0.13%, 10/2/14 (LOC: Arvest Bank and FHLB)	3,650,000	3,650,000
Johnson City Health & Educational Facilities Board Rev., (Mountain Street), VRDN, 0.11%, 10/1/14 (LOC: U.S. Bank N.A.)	11,075,000	11,075,000
Kentucky Higher Education Student Loan Corp. Rev., Series 2008 A1, VRDN, 0.05%, 10/1/14 (LOC: State Street Bank & Trust Co.)	22,000,000	22,000,000
Kentucky Housing Corp. Rev., Series 2006 T, (Taxable), VRDN, 0.11%, 10/1/14 (SBBPA: Kentucky Housing Corp.)	8,455,000	8,455,000
King County Housing Authority, (Auburn Court Apartments), VRDN, 0.08%, 10/2/14 (LOC: FNMA)	11,445,000	11,445,000
Lansing Economic Development Corp., (Accident Fund), VRDN, 0.15%, 10/2/14 (LOC: FHLB)	10,040,000	10,040,000
Long Island Power Authority Electric System Rev., Series 1998 2B, VRDN, 0.05%, 10/1/14 (LOC: Bayerische Landesbank)	21,840,000	21,840,000
Long Island Power Authority Electric System Rev., Series 1998 A1, VRDN, 0.10%, 10/1/14 (LOC: Bayerische Landesbank)	2,500,000	2,500,000
Maine State Housing Authority Rev., Series 2004 B-3, VRDN, 0.05%, 10/2/14 (SBBPA: State Street Bank & Trust Co.)	5,000,000	5,000,000
Maine State Housing Authority Rev., Series 2005 D3, VRDN, 0.05%, 10/2/14 (SBBPA: State Street Bank & Trust Co.)	3,300,000	3,300,000
Maine State Housing Authority Rev., Series 2008 D, VRDN, 0.06%, 10/2/14 (SBBPA: Bank of New York Mellon)	20,000,000	20,000,000
Maryland Community Development Administration Rev., Series 2008 C, (Multi-Family Development), VRDN, 0.04%, 10/2/14 (LOC: FHLMC)	5,875,000	5,875,000
Massachusetts Development Finance Agency Rev., (Worcester Polytechnic Institute), VRDN, 0.11%, 10/1/14 (LOC: TD Bank N.A.)	1,740,000	1,740,000
Miami-Dade County Industrial Development Authority Rev., (Ram Investments), VRDN, 0.12%, 10/2/14 (LOC: PNC Bank N.A.)	2,000,000	2,000,000
Mississippi Business Finance Corp. Rev., (Medical Development Properties LLC), VRDN, 0.14%, 10/2/14 (LOC: BancorpSouth Bank and FHLB)	4,055,000	4,055,000
Mississippi Business Finance Corp. Rev., Series 2006 R-1, (Brown Bottling Group, Inc.), VRDN, 0.14%, 10/2/14 (LOC: Trustmark National Bank and FHLB)	2,725,000	2,725,000
Mississippi Business Finance Corp. Rev., Series 2007 B, (Taxable Gulfport), VRDN, 0.16%, 10/2/14 (LOC: Wells Fargo Bank N.A)	2,195,000	2,195,000
Mississippi Business Finance Corp. Rev., Series 2010 K, (Chevron U.S.A., Inc.), VRDN, 0.03%, 10/1/14	7,750,000	7,750,000
Missouri State Health & Educational Facilities Authority Rev., (Kansas City Art Institute), VRDN, 0.06%, 10/1/14 (LOC: Commerce Bank N.A.)	3,600,000	3,600,000
Missouri State Health & Educational Facilities Authority Rev., Series 2011 B, (Rockhurst University), VRDN, 0.06%, 10/1/14 (LOC: Commerce Bank N.A.)	4,180,000	4,180,000

9

	Principal Amount	Value
Monterey Peninsula Water Management District COP, (Wastewater Reclamation), VRDN, 0.06%, 10/2/14 (LOC: Wells Fargo Bank N.A.)	$6,167,000	$6,167,000
Montgomery County Industrial Development Authority Rev., Series 2007 B, (LaSalle College), VRDN, 0.17%, 10/2/14 (LOC: PNC Bank N.A.)	390,000	390,000
Nevada Housing Division Rev., (Vista Creek Apartments), VRDN, 0.12%, 10/2/14 (LOC: East West Bank and FHLB)	40,000	40,000
New Hampshire Business Finance Authority Rev., (Littleton Regional Hospital), VRDN, 0.04%, 10/1/14 (LOC: TD Bank N.A.)	8,255,000	8,255,000
New Mexico Hospital Equipment Loan Council Rev., Series 2010 B, (San Juan Regional Medical Center), VRDN, 0.15%, 10/1/14 (LOC: Wells Fargo Bank N.A.)	8,310,000	8,310,000
New York City GO, Series 2012 G2, 1.00%, 4/1/15	1,350,000	1,354,688
New York City GO, Series G-4, VRDN, 0.03%, 10/1/14 (LOC: PNC Bank N.A.)	7,000,000	7,000,000
New York City Housing Development Corp. Rev., Series 2003 A, (Upper East Lease Associations), VRDN, 0.06%, 10/1/14 (LOC: Landesbank Baden-Wurttemberg)	10,900,000	10,900,000
New York City Housing Development Corp. Rev., Series 2003 B, VRDN, 0.18%, 10/1/14 (LOC: Landesbank Baden-Wurttemberg)	1,700,000	1,700,000
New York City Housing Development Corp. Rev., Series 2006 B, VRDN, 0.07%, 10/1/14 (LOC: FNMA)	1,830,000	1,830,000
New York City Transitional Finance Authority Rev., Series 2002 1D, (Future Tax Secured Bonds), VRDN, 0.04%, 10/1/14 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	2,410,000	2,410,000
New York City Transitional Finance Authority Rev., Series 2002 3E, (Future Tax Secured Bonds), VRDN, 0.04%, 10/1/14 (SBBPA: Landesbank Baden-Wurttemberg)	3,050,000	3,050,000
New York State Housing Finance Agency Rev., Series 2007 B, (316 Eleventh Avenue), VRDN, 0.07%, 10/1/14 (LOC: FNMA)	6,800,000	6,800,000
New York State Housing Finance Agency Rev., Series 2010 B, (8 East 102nd Street), VRDN, 0.08%, 10/1/14 (LOC: TD Bank N.A.)	8,010,000	8,010,000
North Carolina Medical Care Commission Rev., (FirstHealth of the Carolinas, Inc.), VRDN, 0.07%, 10/1/14 (SBBPA: Branch Banking & Trust)	23,670,000	23,670,000
Northstar Student Loan Trust II Rev., (Adjustable Student Loan), VRDN, 0.10%, 10/2/14 (LOC: Royal Bank of Canada)	4,090,000	4,090,000
Oregon State Facilities Authority, Series 2003 A, (Housing Vintage at Bend Apartments), VRDN, 0.09%, 10/2/14 (LOC: FNMA)	5,395,000	5,395,000
Osceola County Housing Finance Authority Rev., Series 2002 B, (Regatta Bay Apartments), VRDN, 0.11%, 10/1/14 (LOC: FNMA)	1,050,000	1,050,000
Port Freeport, (BASF Corp.), VRDN, 0.15%, 10/1/14	6,600,000	6,600,000
Port Freeport, (Multi Mode-BASF Corp.), VRDN, 0.15%, 10/1/14	4,000,000	4,000,000
Port of Corpus Christi Authority of Nueces County, (Flint Hills Resources), VRDN, 0.07%, 10/1/14 (GA: Flint Hills Resources LLC)	2,800,000	2,800,000
Port of Corpus Christi Authority of Nueces County, Series 2002 A, (Flint Hills Resources), VRDN, 0.07%, 10/1/14 (GA: Flint Hills Resources LLC)	9,000,000	9,000,000
Putnam County Development Authority Rev., Series 1996, (Georgia Power Co.- Plant Branch), VRDN, 0.04%, 10/1/14	8,000,000	8,000,000
Putnam County Development Authority Rev., Series 1998, (Georgia Power Co.- Plant Branch), VRDN, 0.04%, 10/1/14	6,800,000	6,800,000
San Francisco City & County Redevelopment Agency Rev., Series 1999 D, VRDN, 0.07%, 10/1/14 (LOC: FNMA)	2,600,000	2,600,000
Scranton Redevelopment Authority Rev., VRDN, 0.17%, 10/2/14 (LOC: PNC Bank N.A.)	5,875,000	5,875,000

10

	Principal Amount	Value
Seminole County Industrial Development Authority Rev., (3100 Camp Rd. LLC), VRDN, 0.12%, 10/2/14 (LOC: PNC Bank N.A.) (Acquired 2/16/12, Cost $2,340,000)(3)	$2,340,000	$2,340,000
Sheridan Redevelopment Agency Tax Allocation Rev., (South Santa Fe Drive), VRDN, 0.08%, 10/2/14 (LOC: JPMorgan Chase Bank N.A.)	9,975,000	9,975,000
South Dakota Health & Educational Facilities Authority Rev., (Regional Health, Inc.), VRDN, 0.04%, 10/1/14 (LOC: U.S. Bank N.A.)	33,370,000	33,370,000
South Dakota Housing Development Authority Rev., Series 2005 G, (Homeownership Mortgage), VRDN, 0.07%, 10/2/14 (SBBPA: South Dakota Housing Development Authority)	6,300,000	6,300,000
Southwestern Illinois Development Authority Rev., (Waste Management, Inc.), VRDN, 0.10%, 10/2/14 (LOC: JPMorgan Chase Bank N.A.)	3,700,000	3,700,000
State of California GO, 2.125%, 10/1/14	4,000,000	4,000,000
State of Michigan GO, 2.30%, 11/1/14	8,000,000	8,014,074
State of Texas GO, Series 2003 A, (Veterans Housing Fund), VRDN, 0.08%, 10/1/14 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	5,150,000	5,150,000
Town of Hillsborough COP, Series 2000 B, (Water & Sewer System), VRDN, 0.11%, 10/2/14 (SBBPA: JPMorgan Chase Bank N.A.)	5,800,000	5,800,000
Traer Creek Metropolitan District Rev., VRDN, 0.15%, 10/1/14 (LOC: BNP Paribas)	10,000,000	10,000,000
University of Kansas Hospital Authority Rev., (Health System), VRDN, 0.04%, 10/1/14 (LOC: U.S. Bank N.A.)	5,475,000	5,475,000
University of Massachusetts Building Authority Rev., Series 1, VRDN, 0.08%, 10/1/14 (SBBPA: JPMorgan Chase Bank N.A.)	14,470,000	14,470,000
Washington State Housing Finance Commission Rev., (Merrill Gardens Queen Anne LLC), VRDN, 0.13%, 10/2/14 (LOC: FNMA)	600,000	600,000
Washington State Housing Finance Commission Rev., (Vintage Chehalis Senior Living), VRDN, 0.09%, 10/2/14 (LOC: FNMA)	8,190,000	8,190,000
Washington State Housing Finance Commission Rev., Series 1996 A, (Brittany Park LLC), VRDN, 0.08%, 10/2/14 (LOC: FNMA)	8,930,000	8,930,000
Washington State Housing Finance Commission Rev., Series 2004 A, (Vintage Burien Senior Living), VRDN, 0.09%, 10/2/14 (LOC: FNMA)	6,570,000	6,570,000
Washington State Housing Finance Commission Rev., Series 2005 B, (Taxable Cedar Ridge), VRDN, 0.12%, 10/2/14 (LOC: East West Bank and FHLB)	2,695,000	2,695,000
Washington State Housing Finance Commission Rev., Series 2005 B, (The Lodge At Eagle Ridge), VRDN, 0.12%, 10/2/14 (LOC: East West Bank and FHLB)	3,425,000	3,425,000
West Covina Public Financing Authority Rev., Series 1999, (Subordinate Lien), VRDN, 0.20%, 10/2/14 (LOC: Wells Fargo Bank N.A.)	1,765,000	1,765,000
Westchester County Healthcare Corp. Rev., Series 2010 D, (Senior Lien), VRDN, 0.08%, 10/1/14 (LOC: TD Bank N.A.)	5,500,000	5,500,000
Wisconsin Health & Educational Facilities Authority Rev., (Edgewood College), VRDN, 0.04%, 10/1/14 (LOC: U.S. Bank N.A.)	2,640,000	2,640,000
Wisconsin Health & Educational Facilities Authority Rev., (National Regency of New Berlin), VRDN, 0.05%, 10/1/14 (LOC: JPMorgan Chase Bank N.A.)	6,755,000	6,755,000
Wisconsin Health & Educational Facilities Authority Rev., Series 2007 A, (Fort Healthcare, Inc.), VRDN, 0.05%, 10/1/14 (LOC: JPMorgan Chase Bank N.A.)	2,175,000	2,175,000
Wisconsin Health & Educational Facilities Authority Rev., Series 2008 B, (ProHealth Care, Inc.), VRDN, 0.05%, 10/1/14 (LOC: JPMorgan Chase Bank N.A.)	12,895,000	12,895,000

11

	Principal Amount	Value
Wisconsin Housing & Economic Development Authority Rev., Series 2007 D, (Taxable), VRDN, 0.08%, 10/1/14 (SBBPA: Wells Fargo Bank N.A.)	$3,205,000	$3,205,000
Wisconsin Housing & Economic Development Authority Rev., Series 2007 D, (Taxable), VRDN, 0.08%, 10/1/14 (SBBPA: Wells Fargo Bank N.A.)	1,725,000	1,725,000
TOTAL MUNICIPAL SECURITIES		649,664,762
CORPORATE BONDS — 12.7%
2880 Stevens Creek LLC, VRDN, 0.17%, 10/1/14 (LOC: Bank of the West)	6,560,000	6,560,000
Berkshire Hathaway Finance Corp., 4.85%, 1/15/15 (LOC: Berkshire Hathaway Inc.)	9,709,000	9,838,911
Cypress Bend Real Estate Development Co. LLC, VRDN, 0.14%, 10/1/14 (LOC: FHLB)	18,628,000	18,628,000
General Electric Capital Corp., 3.75%, 11/14/14	8,406,000	8,441,503
General Electric Capital Corp., MTN, 4.875%, 3/4/15	3,000,000	3,059,070
Herman & Kittle Capital LLC, VRDN, 0.22%, 10/1/14 (LOC: FHLB)	1,140,000	1,140,000
HHH Investment Co., VRDN, 0.17%, 10/1/14 (LOC: Bank of the West)	8,350,000	8,350,000
High Track LLC, VRDN, 0.15%, 10/1/14 (LOC: FHLB)	2,330,000	2,330,000
Labcon North America, VRDN, 0.18%, 10/1/14 (LOC: Bank of the West)	1,465,000	1,465,000
Ness Family Partners LP, VRDN, 0.18%, 10/1/14 (LOC: Bank of the West)	5,490,000	5,490,000
Northcreek Church, VRDN, 0.25%, 10/1/14 (LOC: FHLB)	9,355,000	9,355,000
Partisan Property, Inc., Series 2014, VRDN, 0.16%, 10/1/14 (LOC: Wells Fargo Bank N.A.)	3,960,000	3,960,000
PepsiCo, Inc., 3.10%, 1/15/15	21,000,000	21,173,675
PepsiCo, Inc., 0.75%, 3/5/15	9,000,000	9,019,753
Procter & Gamble Co. (The), 3.50%, 2/15/15	30,000,000	30,361,020
Providence Health & Services - Washington, VRDN, 0.11%, 10/1/14 (LOC: U.S. Bank N.A.)	5,895,000	5,895,000
RMD Note Issue LLC, VRDN, 0.15%, 10/1/14 (LOC: FHLB)	9,060,000	9,060,000
Royal Bank of Canada, MTN, VRN, 0.46%, 10/6/14	30,000,000	30,022,229
Saddleback Valley Community Church, VRDN, 0.11%, 10/1/14 (LOC: FHLB)	8,500,000	8,500,000
Salvation Army (The), VRDN, 0.12%, 10/1/14 (LOC: Bank of New York Mellon)	8,000,000	8,000,000
Salvation Army (The), VRDN, 0.12%, 10/1/14 (LOC: Bank of New York Mellon)	7,500,000	7,500,000
Sidal Realty Co. LP, VRDN, 0.35%, 10/1/14 (LOC: Wells Fargo Bank N.A.)	5,100,000	5,100,000
Toyota Motor Credit Corp., MTN, 1.00%, 2/17/15	15,000,000	15,040,359
Toyota Motor Credit Corp., MTN, VRN, 0.23%, 10/14/14	30,000,000	30,004,500
Varenna Care Center LP, VRDN, 0.13%, 10/2/14 (LOC: FHLB)	8,765,000	8,765,000
Vineyard Creek LP, VRDN, 0.13%, 10/1/14 (LOC: FHLB)	7,200,000	7,200,000
Warren LLC (The), VRDN, 0.13%, 10/1/14 (LOC: FHLB)	6,000,000	6,000,000
TOTAL CORPORATE BONDS		280,259,020
CERTIFICATES OF DEPOSIT — 10.4%
Bank of Montreal, 0.22%, 10/21/14	50,000,000	50,001,447
Bank of Montreal, 0.19%, 2/24/15	50,000,000	50,000,000
Bank of Nova Scotia, 0.19%, 2/6/15	36,000,000	36,000,000

12

	Principal Amount/ Shares	Value
Bank of Nova Scotia, 0.20%, 2/17/15	$8,000,000	$8,000,000
Bank of Nova Scotia, 0.23%, 2/26/15	50,000,000	50,000,000
Toronto-Dominion Bank (The), 0.14%, 12/2/14	25,000,000	25,000,000
Toronto-Dominion Bank (The), 0.19%, 2/26/15	10,000,000	10,000,000
TOTAL CERTIFICATES OF DEPOSIT		229,001,447
U.S. GOVERNMENT AGENCY SECURITIES — 9.3%
Adjustable-Rate U.S. Government Agency Securities — 1.4%
Federal Farm Credit Bank, VRN, 0.28%, 11/26/14	1,000,000	1,000,373
Federal Home Loan Bank, VRN, 0.12%, 10/6/14	30,000,000	30,000,000
		31,000,373
Fixed-Rate U.S. Government Agency Securities — 7.9%
Federal Farm Credit Bank, 0.25%, 11/28/14	3,014,000	3,014,325
Federal Home Loan Bank, 0.25%, 1/16/15	10,000,000	10,001,684
Federal Home Loan Bank, 0.17%, 6/30/15	50,000,000	50,000,000
Federal Home Loan Bank, 0.20%, 7/17/15	20,000,000	20,000,000
Federal Home Loan Bank, 0.18%, 8/18/15	15,000,000	14,996,346
Federal Home Loan Bank, 0.25%, 8/27/15	27,000,000	27,000,000
Federal Home Loan Bank, 2.875%, 9/11/15	1,000,000	1,025,020
Federal Home Loan Bank, Series 1, 0.20%, 9/18/15	20,000,000	19,995,552
Federal Home Loan Bank, 0.48%, 9/18/15	3,000,000	3,007,424
Federal Home Loan Bank, 0.24%, 9/24/15	24,500,000	24,500,000
		173,540,351
TOTAL U.S. GOVERNMENT AGENCY SECURITIES		204,540,724
U.S. TREASURY SECURITIES — 1.5%
U.S. Treasury Notes, VRN, 0.06%, 10/7/14	12,500,000	12,495,947
U.S. Treasury Notes, 2.375%, 2/28/15	20,000,000	20,180,220
TOTAL U.S. TREASURY SECURITIES		32,676,167
TEMPORARY CASH INVESTMENTS†
SSgA U.S. Government Money Market Fund, Class N	184,972	184,972
TOTAL INVESTMENT SECURITIES — 100.4%		2,211,695,581
OTHER ASSETS AND LIABILITIES — (0.4)%		(8,966,562)
TOTAL NET ASSETS — 100.0%		$2,202,729,019

13

NOTES TO SCHEDULE OF INVESTMENTS
COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
MTN	-	Medium Term Note
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(2)
Restricted security exempt from registration pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $672,530,771, which represented 30.5% of total net assets.

(3)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $16,640,000, which represented 0.8% of total net assets.

See Notes to Financial Statements.

14

Statement of Assets and Liabilities

SEPTEMBER 30, 2014 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$2,211,695,581
Cash	34,316,054
Receivable for investments sold	3,150,000
Receivable for capital shares sold	1,899,474
Interest receivable	922,444
2,251,983,553

Liabilities
Payable for investments purchased	45,556,670
Payable for capital shares redeemed	3,447,971
Accrued management fees	249,756
Dividends payable	137
49,254,534

Net Assets	$2,202,729,019

Net Assets Consist of:
Capital paid in	$2,203,358,162
Accumulated net realized loss	(629,143)
$2,202,729,019

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$2,002,911,578	2,003,522,986	$1.00
A Class	$192,477,502	192,507,852	$1.00
B Class	$236,957	237,089	$1.00
C Class	$7,102,982	7,103,829	$1.00

See Notes to Financial Statements.

15

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$1,729,320

Expenses:
Management fees	6,429,885
Distribution and service fees:
A Class	252,438
B Class	1,281
C Class	28,085
Trustees' fees and expenses	65,694
Other expenses	4,613
6,781,996
Fees waived	(5,158,697)
1,623,299

Net investment income (loss)	106,021

Net realized gain (loss) on investment transactions	20,756

Net Increase (Decrease) in Net Assets Resulting from Operations	$126,777

See Notes to Financial Statements.

16

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED) AND YEAR ENDED MARCH 31, 2014
Increase (Decrease) in Net Assets	September 30, 2014	March 31, 2014
Operations
Net investment income (loss)	$106,021	$221,090
Net realized gain (loss)	20,756	57,528
Net increase (decrease) in net assets resulting from operations	126,777	278,618

Distributions to Shareholders
From net investment income:
Investor Class	(95,644)	(199,243)
A Class	(10,000)	(21,053)
B Class	(10)	(34)
C Class	(367)	(778)
Decrease in net assets from distributions	(106,021)	(221,108)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 4)	(32,199,694)	29,026,813

Net increase (decrease) in net assets	(32,178,938)	29,084,323

Net Assets
Beginning of period	2,234,907,957	2,205,823,634
End of period	$2,202,729,019	$2,234,907,957

See Notes to Financial Statements.

17

Notes to Financial Statements

SEPTEMBER 30, 2014 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Prime Money Market Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under Rule 2a-7 of the 1940 Act. The fund’s investment objective is to seek to earn the highest level of current income while preserving the value of your investment.

The fund offers the Investor Class, the A Class, the B Class and the C Class. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. Open-end management investment companies are valued at the reported net asset value per share. If the fund determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make short-term capital gains distributions to comply with the distribution requirements of the Internal Revenue Code. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any long-term capital gains distributions.

18

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 9% of the shares of the fund. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 7% of the shares of the fund.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2370% to 0.3500%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, B Class and C Class. In order to maintain a positive yield, ACIM may voluntarily waive a portion of its management fee on a daily basis. This fee waiver may be revised or terminated at any time without notice. The total amount of the waiver for each class for the six months ended September 30, 2014 was $4,422,168, $437,933, $552 and $16,240 for the Investor Class, A Class, B Class and C Class, respectively. The effective annual management fee before waiver for each class for the six months ended September 30, 2014 was 0.57%. The effective annual management fee after waiver for each class for the six months ended September 30, 2014 was 0.14%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the B Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 0.75%, of which 0.25% is paid for individual shareholder services and 0.50% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2014 are detailed in the Statement of Operations.

In order to maintain a positive yield, all or a portion of the distribution and/or service fee may voluntarily be waived on a daily basis. The fee waiver may be revised or terminated at any time without notice. For the A Class, B Class, and C Class for the six months ended September 30, 2014, the total amount of the waiver was $252,438, $1,281 and $28,085, respectively, and the effective annual distribution and service fee after waiver was 0.00% for each class.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the trustees during the six months ended September 30, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

19

4. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2014		Year ended March 31, 2014
	Shares	Amount	Shares	Amount
Investor Class
Sold	754,268,985	$754,268,985	1,509,919,216	$1,509,919,216
Issued in reinvestment of distributions	95,065	95,065	197,833	197,833
Redeemed	(765,662,537)	(765,662,537)	(1,527,330,555)	(1,527,330,555)
	(11,298,487)	(11,298,487)	(17,213,506)	(17,213,506)
A Class
Sold	121,808,961	121,808,961	351,259,429	351,259,429
Issued in reinvestment of distributions	9,899	9,899	20,875	20,875
Redeemed	(142,855,065)	(142,855,065)	(304,345,936)	(304,345,936)
	(21,036,205)	(21,036,205)	46,934,368	46,934,368
B Class
Sold	—	—	12,311	12,311
Issued in reinvestment of distributions	10	10	34	34
Redeemed	(142,460)	(142,460)	(290,790)	(290,790)
	(142,450)	(142,450)	(278,445)	(278,445)
C Class
Sold	3,578,946	3,578,946	7,557,340	7,557,340
Issued in reinvestment of distributions	367	367	744	744
Redeemed	(3,301,865)	(3,301,865)	(7,973,688)	(7,973,688)
	277,448	277,448	(415,604)	(415,604)
Net increase (decrease)	(32,199,694)	$(32,199,694)	29,026,813	$29,026,813

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

20

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Commercial Paper	—	$815,368,489	—
Municipal Securities	—	649,664,762	—
Corporate Bonds	—	280,259,020	—
Certificates of Deposit	—	229,001,447	—
U.S. Government Agency Securities	—	204,540,724	—
U.S. Treasury Securities	—	32,676,167	—
Temporary Cash Investments	$184,972	—	—
	$184,972	$2,211,510,609	—

6. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2014, the fund had accumulated short-term capital losses of $(649,899), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Any unlimited losses will be required to be utilized prior to the losses which carry an expiration date. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire as follows:

2017	2018	Unlimited
$(459,307)	$(16,038)	$(174,554)

7.  Money Market Fund Reform

In July 2014, the Securities and Exchange Commission adopted amendments to the rules that govern money market mutual funds.  The amendments consist of structural and operational reforms intended to make money market funds more resilient for investors and will become effective over the next two years.  The amendments will require a floating net asset value for institutional prime money market and institutional tax exempt money market funds and will provide for redemption fees and gates under certain circumstances.  Management is currently evaluating the impact the amendments will have upon their effectiveness, including their impact on the fund's operations and financial statement disclosures.

21

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data						Ratios and Supplemental Data
						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Income From Investment Operations: Net Investment Income (Loss)	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2014(2)	$1.00	—(3)	—(3)	$1.00	0.01%	0.14%(4)	0.58%(4)	0.01%(4)	(0.43)%(4)	$2,002,912
2014	$1.00	—(3)	—(3)	$1.00	0.01%	0.16%	0.58%	0.01%	(0.41)%	$2,014,191
2013	$1.00	—(3)	—(3)	$1.00	0.01%	0.23%	0.58%	0.01%	(0.34)%	$2,031,353
2012	$1.00	—(3)	—(3)	$1.00	0.01%	0.25%	0.58%	0.01%	(0.32)%	$2,080,533
2011	$1.00	—(3)	—(3)	$1.00	0.01%	0.36%	0.58%	0.01%	(0.21)%	$2,129,346
2010	$1.00	—(3)	—(3)	$1.00	0.20%	0.50%	0.59%	0.21%	0.12%	$2,437,700
A Class
2014(2)	$1.00	—(3)	—(3)	$1.00	0.01%	0.14%(4)	0.83%(4)	0.01%(4)	(0.68)%(4)	$192,478
2014	$1.00	—(3)	—(3)	$1.00	0.01%	0.16%	0.83%	0.01%	(0.66)%	$213,512
2013	$1.00	—(3)	—(3)	$1.00	0.01%	0.23%	0.83%	0.01%	(0.59)%	$166,572
2012	$1.00	—(3)	—(3)	$1.00	0.01%	0.25%	0.83%	0.01%	(0.57)%	$96,120
2011	$1.00	—(3)	—(3)	$1.00	0.01%	0.36%	0.83%	0.01%	(0.46)%	$96,777
2010	$1.00	—(3)	—(3)	$1.00	0.10%	0.62%	0.84%	0.09%	(0.13)%	$115,082

22

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data						Ratios and Supplemental Data
						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Income From Investment Operations: Net Investment Income (Loss)	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
B Class
2014(2)	$1.00	—(3)	—(3)	$1.00	0.01%	0.14%(4)	1.58%(4)	0.01%(4)	(1.43)%(4)	$237
2014	$1.00	—(3)	—(3)	$1.00	0.01%	0.16%	1.58%	0.01%	(1.41)%	$379
2013	$1.00	—(3)	—(3)	$1.00	0.01%	0.23%	1.58%	0.01%	(1.34)%	$658
2012	$1.00	—(3)	—(3)	$1.00	0.01%	0.25%	1.58%	0.01%	(1.32)%	$1,043
2011	$1.00	—(3)	—(3)	$1.00	0.01%	0.36%	1.58%	0.01%	(1.21)%	$1,246
2010	$1.00	—(3)	—(3)	$1.00	0.01%	0.74%	1.59%	(0.03)%	(0.88)%	$1,765
C Class
2014(2)	$1.00	—(3)	—(3)	$1.00	0.01%	0.14%(4)	1.33%(4)	0.01%(4)	(1.18)%(4)	$7,103
2014	$1.00	—(3)	—(3)	$1.00	0.01%	0.16%	1.33%	0.01%	(1.16)%	$6,825
2013	$1.00	—(3)	—(3)	$1.00	0.01%	0.23%	1.33%	0.01%	(1.09)%	$7,241
2012	$1.00	—(3)	—(3)	$1.00	0.01%	0.25%	1.33%	0.01%	(1.07)%	$5,731
2011	$1.00	—(3)	—(3)	$1.00	0.01%	0.36%	1.33%	0.01%	(0.96)%	$2,806
2010	$1.00	—(3)	—(3)	$1.00	0.02%	0.74%	1.34%	(0.03)%	(0.63)%	$2,575

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(2)	Six months ended September 30, 2014 (unaudited).

(3)	Per-share amount was less than $0.005.

(4)	Annualized.
See Notes to Financial Statements.

23

Approval of Management Agreement

At a meeting held on June 13, 2014, the Fund’s Board of Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

24

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was in the third quartile of its peer universe for the one- and three-year periods and in the first quartile for the five- and ten-year periods reviewed by the Board. The Board discussed the Fund’s performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

25

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. Given the industry-wide proliferation of fee waivers to support positive money market fund yields, the Board recognized that net fee comparisons may be less statistically relevant than in prior years. With that in mind, the Board reviewed peer data both on a gross basis and net of applicable

26

waivers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

27

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-83908 1411

SEMIANNUAL REPORT	SEPTEMBER 30, 2014

Short Duration Inflation Protection Bond Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended September 30, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Mostly Positive Period for U.S. Government Bonds and Large-Cap Stocks, With Defensive Undertones

After experiencing a harsh U.S. winter, weaker-than-expected global economic conditions, and geopolitical turmoil in many regions, it’s not surprising that investors displayed defensive tendencies during this reporting period. The U.S. dollar, the U.S. Treasury market, and large-cap U.S. stocks benefited from “flight to quality” capital flows during 2014 as negative headlines emanated from some key emerging markets and the European economy. The 30-year U.S. Treasury bond was one of the top performers for the period, returning 8.74%, according to Barclays, on strong demand from institutions and non-U.S. investors, attracted by its relatively high yield compared with similar “safe haven” sovereign bond yields in other developed countries.

The S&P 500 Index advanced 6.42%, leading most other U.S. and non-U.S. equity indices. Large-cap U.S. growth stocks generally outperformed large-cap U.S. value, but both advanced, as well as relatively more defensive, more yield-oriented U.S. stock sectors such as utilities and REITs (real estate investment trusts). By contrast, small-cap stocks in the U.S. and non-U.S. developed country stocks across all capitalizations generally retreated. The Russell 2000 Index and the MSCI EAFE Index posted negative returns of -5.46% and -2.03%, respectively, in U.S. dollar terms, the latter affected in part by non-U.S. currency weakness compared with the dollar.

Global economic and geopolitical uncertainties could continue to support the relative appeal of the U.S. dollar and other U.S assets in coming months. But the anticipated end of the U.S. Federal Reserve’s monthly bond-buying program and the still-looming possibility of higher interest rates in 2015 point to potential U.S. market volatility ahead. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of September 30, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Investor Class	APOIX	-0.14%	-0.21%	3.44%(2)	3.79%(2)	5/31/05
Barclays U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS) Index	—	0.25%	0.22%	2.38%	3.40%	—
Institutional Class	APISX	-0.04%	-0.01%	3.66%(2)	4.05%(2)	5/31/05
A Class(3)	APOAX					5/31/05
No sales charge*		-0.20%	-0.36%	3.19%(2)	3.55%(2)
With sales charge*		-2.40%	-2.64%	2.73%(2)	3.30%(2)
B Class	APOBX					5/31/05
No sales charge*		-0.60%	-1.16%	2.41%(2)	2.78%(2)
With sales charge*		-5.60%	-5.16%	2.23%(2)	2.78%(2)
C Class	APOCX					5/31/05
No sales charge*		-0.60%	-1.16%	2.43%(2)	2.80%(2)
With sales charge*		-1.59%	-1.16%	2.43%(2)	2.80%(2)
R Class	APORX	-0.29%	-0.64%	2.94%(2)	3.31%(2)	5/31/05
R6 Class	APODX	0.01%	0.04%	—	0.12%	7/26/13

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 2.25% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year to 0.00% after the sixth year. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

(3)
Prior to August 31, 2011, the A Class had a maximum initial sales charge of 4.50%. The maximum initial sales charge is now 2.25%. Performance has been adjusted to reflect this change in the sales charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class	R6 Class
0.57%	0.37%	0.82%	1.57%	1.57%	1.07%	0.32%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

SEPTEMBER 30, 2014
Portfolio at a Glance
Average Duration (effective)	2.3 years
Weighted Average Life	3.4 years

Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	73.8%
Sovereign Governments and Agencies	7.6%
Corporate Bonds	6.7%
Collateralized Mortgage Obligations	6.4%
Commercial Mortgage-Backed Securities	1.9%
Asset-Backed Securities	1.3%
Municipal Securities	0.9%
Temporary Cash Investments	0.8%
Other Assets and Liabilities	0.6%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2014 to September 30, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 4/1/14	Ending Account Value 9/30/14	Expenses Paid During Period(1) 4/1/14 - 9/30/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$998.60	$2.86	0.57%
Institutional Class	$1,000	$999.60	$1.85	0.37%
A Class	$1,000	$998.00	$4.11	0.82%
B Class	$1,000	$994.00	$7.85	1.57%
C Class	$1,000	$994.00	$7.85	1.57%
R Class	$1,000	$997.10	$5.36	1.07%
R6 Class	$1,000	$1,000.10	$1.60	0.32%
Hypothetical
Investor Class	$1,000	$1,022.21	$2.89	0.57%
Institutional Class	$1,000	$1,023.21	$1.88	0.37%
A Class	$1,000	$1,020.96	$4.15	0.82%
B Class	$1,000	$1,017.20	$7.94	1.57%
C Class	$1,000	$1,017.20	$7.94	1.57%
R Class	$1,000	$1,019.70	$5.42	1.07%
R6 Class	$1,000	$1,023.46	$1.62	0.32%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

SEPTEMBER 30, 2014 (UNAUDITED)

		Principal Amount	Value
U.S. TREASURY SECURITIES — 73.8%
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16(1)		$160,146,127	$162,085,337
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16		18,382,709	19,524,440
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17		60,039,764	64,148,766
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17		70,385,216	71,372,228
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17		50,437,217	55,029,778
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18		164,597,999	166,025,393
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18		38,669,750	41,115,302
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19		92,825,569	101,495,291
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19		103,710,540	104,022,501
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19		126,367,748	138,027,194
TOTAL U.S. TREASURY SECURITIES (Cost $933,253,040)			922,846,230
SOVEREIGN GOVERNMENTS AND AGENCIES — 7.6%
Germany — 7.6%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond, 0.75%, 4/15/18	EUR	49,277,365	65,445,993
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/23	EUR	21,916,613	29,115,681
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $99,344,027)			94,561,674
CORPORATE BONDS — 6.7%
Aerospace and Defense†
L-3 Communications Corp., 5.20%, 10/15/19		$200,000	221,191
Automobiles — 0.2%
American Honda Finance Corp., 2.125%, 10/10/18		475,000	477,868
Daimler Finance North America LLC, 1.30%, 7/31/15(2)		750,000	754,798
Ford Motor Credit Co. LLC, 5.625%, 9/15/15		930,000	972,553
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		300,000	327,971
Nissan Motor Acceptance Corp., 2.65%, 9/26/18(2)		390,000	397,580
			2,930,770
Banks — 0.2%
Bank of America Corp., 6.50%, 8/1/16		390,000	425,821
Bank of America Corp., 2.00%, 1/11/18		600,000	597,955
Citigroup, Inc., 5.50%, 2/15/17		650,000	705,052
Royal Bank of Canada, MTN, 1.45%, 10/30/14		700,000	700,780
Wells Fargo Bank N.A., MTN, 5.60%, 3/15/16		500,000	534,900
			2,964,508
Biotechnology — 0.1%
Amgen, Inc., 1.875%, 11/15/14		750,000	751,396
Building Products — 0.1%
Masco Corp., 6.125%, 10/3/16		750,000	809,625

7

	Principal Amount	Value
Chemicals — 0.1%
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	$200,000	$204,250
LyondellBasell Industries NV, 5.00%, 4/15/19	400,000	442,098
		646,348
Consumer Finance — 0.2%
CIT Group, Inc., 5.00%, 5/15/17	1,500,000	1,541,250
HSBC Finance Corp., 5.50%, 1/19/16	300,000	317,629
		1,858,879
Containers and Packaging — 0.3%
Ball Corp., 6.75%, 9/15/20	2,610,000	2,747,025
Crown Americas LLC / Crown Americas Capital Corp. III, 6.25%, 2/1/21	437,000	461,035
		3,208,060
Diversified Financial Services — 0.2%
Citigroup, Inc., 2.55%, 4/8/19	250,000	250,127
General Electric Capital Corp., 2.25%, 11/9/15	950,000	966,943
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17	500,000	496,250
MUFG Union Bank N.A., 2.625%, 9/26/18	390,000	396,922
		2,110,242
Diversified Telecommunication Services — 0.2%
AT&T, Inc., 5.50%, 2/1/18	500,000	559,690
Verizon Communications, Inc., 3.65%, 9/14/18	500,000	527,204
Virgin Media Finance plc, 8.375%, 10/15/19	585,000	612,495
Windstream Corp., 7.875%, 11/1/17	1,100,000	1,225,125
		2,924,514
Electric Utilities†
AES Corp. (The), 7.75%, 10/15/15	156,000	164,970
AES Corp. (The), 8.00%, 10/15/17	4,000	4,500
		169,470
Electronic Equipment, Instruments and Components†
Jabil Circuit, Inc., 7.75%, 7/15/16	470,000	519,350
Food and Staples Retailing — 0.2%
Dollar General Corp., 4.125%, 7/15/17	1,160,000	1,212,377
Walgreen Co., 1.00%, 3/13/15	750,000	751,966
		1,964,343
Food Products†
Big Heart Pet Brands, 7.625%, 2/15/19	588,000	584,325
Gas Utilities — 0.2%
El Paso Corp., 7.25%, 6/1/18	200,000	227,000
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18(2)	400,000	437,500
Magellan Midstream Partners LP, 6.55%, 7/15/19	270,000	317,640
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	1,120,000	1,187,200
TransCanada PipeLines Ltd., 0.875%, 3/2/15	450,000	450,954
		2,620,294

8

	Principal Amount	Value
Health Care Equipment and Supplies — 0.1%
Biomet, Inc., 6.50%, 8/1/20	$1,515,000	$1,609,688
Health Care Providers and Services — 0.4%
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	1,520,000	1,565,600
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	1,515,000	1,575,600
DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	666,000	655,594
HCA, Inc., 7.69%, 6/15/25	100,000	110,500
Tenet Healthcare Corp., 6.25%, 11/1/18	1,370,000	1,460,762
		5,368,056
Hotels, Restaurants and Leisure — 0.1%
Carnival Corp., 1.20%, 2/5/16	350,000	351,212
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	350,000	373,188
		724,400
Household Durables — 0.2%
Lennar Corp., 4.75%, 12/15/17	1,435,000	1,483,431
Toll Brothers Finance Corp., 4.00%, 12/31/18	1,480,000	1,481,850
		2,965,281
Household Products — 0.1%
Spectrum Brands, Inc., 6.75%, 3/15/20	980,000	1,024,100
Industrial Conglomerates — 0.1%
Bombardier, Inc., 5.75%, 3/15/22(2)	1,220,000	1,220,000
Insurance — 0.1%
American International Group, Inc., 4.125%, 2/15/24	20,000	20,821
International Lease Finance Corp., 4.875%, 4/1/15	930,000	945,694
Lincoln National Corp., 6.25%, 2/15/20	120,000	140,228
XLIT Ltd., 2.30%, 12/15/18	100,000	100,031
		1,206,774
IT Services — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	930,000	981,238
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	280,000	289,129
Thermo Fisher Scientific, Inc., 1.30%, 2/1/17	400,000	399,029
		688,158
Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	920,000	955,650
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15	400,000	405,649
Discovery Communications LLC, 3.70%, 6/1/15	500,000	510,717
DISH DBS Corp., 7.125%, 2/1/16	1,080,000	1,147,500
Univision Communications, Inc., 6.875%, 5/15/19(2)	1,030,000	1,076,350
		4,095,866
Metals and Mining — 0.2%
ArcelorMittal, 4.25%, 2/25/15	900,000	907,875
Barrick Gold Corp., 2.90%, 5/30/16	470,000	481,296
FMG Resources August 2006 Pty Ltd., 6.00%, 4/1/17(2)	755,000	763,022

9

	Principal Amount	Value
Rio Tinto Finance USA plc, 1.375%, 6/17/16	$230,000	$231,447
Xstrata Canada Financial Corp., 2.85%, 11/10/14(2)	550,000	551,250
		2,934,890
Multi-Utilities — 0.5%
CMS Energy Corp., 4.25%, 9/30/15	160,000	165,358
CMS Energy Corp., 8.75%, 6/15/19	615,000	781,780
Dominion Gas Holdings LLC, 1.05%, 11/1/16	480,000	479,668
DPL, Inc., 6.50%, 10/15/16	1,310,000	1,391,875
GenOn Energy, Inc., 7.875%, 6/15/17	1,525,000	1,559,313
NRG Energy, Inc., 7.625%, 1/15/18	1,140,000	1,256,850
Sempra Energy, 6.50%, 6/1/16	130,000	141,893
		5,776,737
Multiline Retail†
Macy's Retail Holdings, Inc., 5.90%, 12/1/16	257,000	282,695
Oil, Gas and Consumable Fuels — 0.7%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	630,000	384,300
Anadarko Petroleum Corp., 5.95%, 9/15/16	380,000	414,670
Arch Coal, Inc., 7.25%, 10/1/20	250,000	136,875
BP Capital Markets plc, 0.70%, 11/6/15	230,000	230,227
Chesapeake Energy Corp., 6.125%, 2/15/21	1,400,000	1,529,500
Denbury Resources, Inc., 6.375%, 8/15/21	850,000	884,000
Marathon Petroleum Corp., 3.50%, 3/1/16	200,000	206,960
Newfield Exploration Co., 6.875%, 2/1/20	500,000	523,750
Peabody Energy Corp., 7.375%, 11/1/16	1,450,000	1,544,250
Peabody Energy Corp., 6.50%, 9/15/20	835,000	784,900
Petroleos Mexicanos, 6.00%, 3/5/20	250,000	285,625
SandRidge Energy, Inc., 8.75%, 1/15/20	250,000	257,500
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20	1,000,000	1,050,000
		8,232,557
Pharmaceuticals — 0.2%
Endo Finance LLC & Endo Finco, Inc., 7.00%, 12/15/20(2)	1,155,000	1,211,306
Mylan, Inc., 1.35%, 11/29/16	300,000	300,098
Perrigo Co. plc, 1.30%, 11/8/16(2)	500,000	500,677
		2,012,081
Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 4.625%, 4/1/15	600,000	612,048
Boston Properties LP, 5.00%, 6/1/15	280,000	288,265
HCP, Inc., 3.75%, 2/1/16	600,000	623,176
HCP, Inc., 6.00%, 1/30/17	75,000	82,888
Health Care REIT, Inc., 3.625%, 3/15/16	350,000	363,297
Hospitality Properties Trust, 5.625%, 3/15/17	500,000	542,341
		2,512,015
Road and Rail†
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(2)	210,000	214,334

10

	Principal Amount	Value
Semiconductors and Semiconductor Equipment — 0.1%
NXP BV / NXP Funding LLC, 3.50%, 9/15/16(2)	$1,455,000	$1,462,275
Specialty Retail — 0.4%
Hertz Corp. (The), 6.75%, 4/15/19	1,525,000	1,582,187
Home Depot, Inc. (The), 2.25%, 9/10/18	230,000	233,682
Rent-A-Center, Inc., 6.625%, 11/15/20	1,620,000	1,529,280
United Rentals North America, Inc., 5.75%, 7/15/18	1,395,000	1,461,263
		4,806,412
Technology Hardware, Storage and Peripherals — 0.2%
Dell, Inc., 2.30%, 9/10/15	550,000	554,125
Dell, Inc., 3.10%, 4/1/16	1,485,000	1,499,850
Hewlett-Packard Co., 2.65%, 6/1/16	600,000	616,549
		2,670,524
Textiles, Apparel and Luxury Goods — 0.2%
Hanesbrands, Inc., 6.375%, 12/15/20	390,000	413,400
L Brands, Inc., 6.90%, 7/15/17	1,050,000	1,166,813
Polymer Group, Inc., 7.75%, 2/1/19	1,017,000	1,057,680
		2,637,893
Wireless Telecommunication Services — 0.4%
Sprint Communications, 6.00%, 12/1/16	2,600,000	2,739,750
T-Mobile USA, Inc., 6.46%, 4/28/19	2,630,000	2,738,487
		5,478,237
TOTAL CORPORATE BONDS (Cost $83,159,946)		83,187,526
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 6.4%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	173,403	182,481
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	148,188	152,181
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	1,197,427	1,254,170
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A16, 5.625%, 3/25/37	807,906	754,240
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.65%, 10/1/14	1,093,756	1,102,412
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.37%, 10/1/14	2,920,513	2,946,716
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.18%, 10/1/14	1,105,537	1,105,594
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.21%, 10/1/14	1,213,027	1,204,254
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	1,342,138	1,420,090
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.15%, 10/1/14	1,181,265	1,161,856
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.54%, 10/1/14	1,482,609	1,297,251
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A5 SEQ, 5.25%, 7/25/35	1,991,655	2,067,881
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.66%, 10/1/14	1,320,481	1,334,820

11

	Principal Amount	Value
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	$154,277	$155,714
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.53%, 10/1/14	2,220,241	2,178,573
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.65%, 10/1/14	1,542,525	1,592,166
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	283,909	299,050
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.47%, 10/1/14	431,882	426,636
Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A2, VRN, 2.43%, 10/1/14	1,080,830	1,085,922
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.56%, 10/1/14	235,598	237,756
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, VRN, 4.00%, 10/1/14(2)	1,615,529	1,679,172
Sequoia Mortgage Trust, Series 2014-3, Class A14, VRN, 3.00%, 10/1/14	3,750,000	3,808,333
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.39%, 10/1/14	3,541,732	3,573,650
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.89%, 10/27/14	1,179,901	1,157,093
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.61%, 10/1/14	2,788,499	2,865,643
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.61%, 10/1/14	562,267	574,259
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	1,931,044	1,988,619
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	167,464	171,486
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.61%, 10/1/14	3,049,834	3,118,216
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.61%, 10/1/14	1,858,999	1,882,904
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.60%, 10/1/14	986,472	1,013,824
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.61%, 10/1/14	1,395,841	1,415,861
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	1,689,278	1,793,914
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-11, Class A9 SEQ, 6.50%, 9/25/36	2,913,443	2,892,265
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	1,486,073	1,552,716
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A9 SEQ, 6.00%, 7/25/36	2,784,646	2,828,060
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	1,093,330	1,141,673
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 2.63%, 10/1/14	2,348,562	2,226,099
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.62%, 10/1/14	640,153	596,187
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 2.61%, 10/1/14	2,335,240	2,344,817
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A5, 6.00%, 7/25/37	417,309	411,208

12

	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	$875,234	$875,117
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-12, Class A7, 5.50%, 9/25/37	2,663,827	2,741,288
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	596,922	609,559
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	373,618	388,031
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	2,782,740	2,799,244
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	868,089	900,918
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-2, Class 3A2, 5.25%, 3/25/37	2,931,534	3,019,445
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	143,570	148,923
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	3,145,042	3,116,097
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.11%, 10/1/14	449,048	452,875
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	1,147,858	1,213,708
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 10/1/14(2)	2,629,413	2,693,636
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $78,573,945)		79,954,603
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 1.9%
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 0.95%, 10/15/14(2)	4,775,000	4,782,518
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	1,680,978	1,698,921
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(2)	3,251,000	3,351,243
Irvine Core Office Trust, Series 2013-IRV, Class A1 SEQ, 2.07%, 5/15/48(2)	4,970,238	4,886,631
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 10/11/14	350,000	351,381
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	1,093,315	1,097,390
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 10/11/14	407,000	419,524
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 10/11/14	825,000	861,348
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	1,704,790	1,706,885
Morgan Stanley Capital I, Series 2014-CPT, Class C, VRN, 3.56%, 10/1/14(2)	2,750,000	2,781,914
VNDO Mortgage Trust, Series 2013-PENN, Class D, VRN, 4.08%, 10/1/14(2)	2,200,000	2,223,653
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $24,098,633)		24,161,408
ASSET-BACKED SECURITIES(3) — 1.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(2)	2,500,000	2,504,624
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.40%, 10/15/14	3,200,000	3,187,413

13

	Principal Amount/Shares	Value
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(2)	$1,750,000	$1,750,393
Hertz Fleet Lease Funding LP, Series 2014-1, Class C, VRN, 1.30%, 10/10/14(2)	2,390,000	2,391,439
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	1,085,868	1,092,926
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	3,474,978	3,446,594
TAL Advantage LLC, Series 2014-1A, Class A, 3.51%, 2/22/39(2)	2,142,292	2,165,889
TOTAL ASSET-BACKED SECURITIES (Cost $16,567,672)		16,539,278
MUNICIPAL SECURITIES — 0.9%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/19	3,120,000	2,474,815
Puerto Rico Electric Power Authority Rev., Series 2007 TT, 5.00%, 7/1/18	605,000	364,410
Puerto Rico Electric Power Authority Rev., Series 2008 WW, 5.50%, 7/1/20	1,380,000	829,283
Puerto Rico Electric Power Authority Rev., Series 2010 DDD, 5.00%, 7/1/20	2,000,000	1,202,040
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.00%, 7/1/18	600,000	361,398
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/18	3,015,000	1,815,935
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/19	1,260,000	758,104
Puerto Rico GO, Series 2007 A, (Public Improvement), 5.50%, 7/1/18	1,705,000	1,511,755
Puerto Rico GO, Series 2008 A, 5.50%, 7/1/18	665,000	589,629
Puerto Rico GO, Series 2011 D, (Public Improvement), 5.00%, 7/1/19	1,025,000	866,289
TOTAL MUNICIPAL SECURITIES (Cost $13,241,497)		10,773,658
TEMPORARY CASH INVESTMENTS — 0.8%
BNP Paribas Finance, Inc., 0.01%, 10/1/14(4)	4,697,000	4,696,987
SSgA U.S. Government Money Market Fund, Class N	5,795,402	5,795,402
TOTAL TEMPORARY CASH INVESTMENTS (Cost $10,492,403)		10,492,389
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $1,258,731,163)		1,242,516,766
OTHER ASSETS AND LIABILITIES — 0.6%		6,974,772
TOTAL NET ASSETS — 100.0%		$1,249,491,538

14

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,686,952	USD	1,561,584	Barclays Bank plc	11/21/14	$(89,810)
USD	2,610,740	AUD	2,900,000	JPMorgan Chase Bank N.A.	11/21/14	80,647
CAD	2,096,494	USD	1,900,000	JPMorgan Chase Bank N.A.	11/21/14	(30,299)
CAD	1,601,339	USD	1,459,358	UBS AG	11/21/14	(31,248)
USD	3,500,000	CAD	3,867,444	JPMorgan Chase Bank N.A.	11/21/14	50,926
USD	2,400,000	CAD	2,660,770	JPMorgan Chase Bank N.A.	11/21/14	27,066
CHF	1,867,916	USD	2,000,000	JPMorgan Chase Bank N.A.	11/21/14	(42,634)
CHF	1,026,713	USD	1,100,000	UBS AG	11/21/14	(24,121)
USD	1,500,000	CHF	1,406,778	JPMorgan Chase Bank N.A.	11/21/14	25,855
USD	5,675,416	CHF	5,188,011	Westpac Group	11/21/14	238,964
USD	44,781	CLP	26,579,929	Barclays Bank plc	11/21/14	533
USD	46,990	CZK	988,146	Barclays Bank plc	11/21/14	1,567
USD	2,400,000	CZK	50,621,400	UBS AG	11/21/14	73,053
EUR	800,000	USD	1,033,990	JPMorgan Chase Bank N.A.	11/21/14	(23,202)
EUR	2,100,000	USD	2,720,628	JPMorgan Chase Bank N.A.	11/21/14	(67,311)
EUR	900,000	USD	1,165,610	JPMorgan Chase Bank N.A.	11/21/14	(28,474)
USD	921,829	EUR	700,000	Barclays Bank plc	11/21/14	37,390
USD	1,028,570	EUR	800,000	JPMorgan Chase Bank N.A.	11/21/14	17,783
USD	106,319,516	EUR	80,667,617	Westpac Group	11/21/14	4,397,253
GBP	1,300,000	USD	2,155,574	Deutsche Bank	11/21/14	(48,995)
GBP	1,400,000	USD	2,271,391	JPMorgan Chase Bank N.A.	11/21/14	(2,767)
GBP	1,400,000	USD	2,270,542	JPMorgan Chase Bank N.A.	11/21/14	(1,919)
USD	2,286,143	GBP	1,400,000	Barclays Bank plc	11/21/14	17,519
USD	2,010,071	GBP	1,214,328	Deutsche Bank	11/21/14	42,318
USD	3,619,436	GBP	2,200,000	JPMorgan Chase Bank N.A.	11/21/14	54,455
USD	1,135,084	GBP	700,000	JPMorgan Chase Bank N.A.	11/21/14	772
USD	9,393,728	JPY	977,278,355	Barclays Bank plc	11/21/14	480,043
USD	900,000	JPY	97,978,860	JPMorgan Chase Bank N.A.	11/21/14	6,342
KRW	3,707,109,151	USD	3,644,425	Westpac Group	11/21/14	(148,864)
USD	1,800,000	KRW	1,873,800,000	Westpac Group	11/21/14	33,129
NOK	22,448,471	USD	3,625,203	Deutsche Bank	11/21/14	(137,261)
USD	2,500,000	NOK	16,027,704	Barclays Bank plc	11/21/14	9,688
USD	48,077	SEK	334,469	Deutsche Bank	11/21/14	1,734
USD	1,900,000	SEK	13,298,338	UBS AG	11/21/14	57,418
SGD	4,367,925	USD	3,493,502	UBS AG	11/21/14	(69,645)
USD	2,700,000	SGD	3,423,600	UBS AG	11/21/14	16,365
TWD	71,520,000	USD	2,400,000	Westpac Group	11/21/14	(45,165)
USD	4,045,763	TWD	120,563,749	Westpac Group	11/21/14	76,136
						$4,955,241
15

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
103	U.S. Treasury 10-Year Notes	December 2014	$12,837,984	$83,456
100	U.S. Treasury 5-Year Notes	December 2014	11,825,781	(24,444)
147	U.S. Treasury Long Bonds	December 2014	20,272,219	197,200
			$44,935,984	$256,212

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Notional Amount	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Value
Bank of America N.A.	$12,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.33%	1/22/15	$(281,277)
Bank of America N.A.	15,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.15%	11/16/16	(357,628)
Bank of America N.A.	19,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.97%	12/21/16	(243,713)
Bank of America N.A.	12,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.24%	5/17/18	(276,978)
Barclays Bank plc	8,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.10%	10/23/15	(105,918)
Barclays Bank plc	5,800,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30%	1/11/16	(82,271)
Barclays Bank plc	1,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.74%	4/25/17	(89,238)
Barclays Bank plc	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.35%	9/28/17	(126,492)
Barclays Bank plc	12,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.22%	5/20/18	(256,360)
Morgan Stanley Capital Services LLC	18,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.24%	10/9/15	(290,544)
Morgan Stanley Capital Services LLC	24,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.24%	8/19/19	(338,205)
						$(2,448,624)

16

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CPI	-	Consumer Price Index
CZK	-	Czech Koruna
EUR	-	Euro
GBP	-	British Pound
GO	-	General Obligation
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $2,662,277.

(2)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $44,339,724, which represented 3.5% of total net assets.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

17

Statement of Assets and Liabilities

SEPTEMBER 30, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,258,731,163)	$1,242,516,766
Receivable for investments sold	2,596,658
Receivable for capital shares sold	450,214
Receivable for variation margin on futures contracts	77,281
Unrealized appreciation on forward foreign currency exchange contracts	5,746,956
Interest receivable	3,845,174
1,255,233,049

Liabilities
Payable for capital shares redeemed	1,916,107
Unrealized depreciation on forward foreign currency exchange contracts	791,715
Swap agreements, at value	2,448,624
Accrued management fees	502,060
Distribution and service fees payable	83,005
5,741,511

Net Assets	$1,249,491,538

Net Assets Consist of:
Capital paid in	$1,255,395,030
Undistributed net investment income	13,179,603
Accumulated net realized loss	(5,616,619)
Net unrealized depreciation	(13,466,476)
$1,249,491,538

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$523,410,239	51,046,564	$10.25
Institutional Class	$505,551,527	49,018,355	$10.31
A Class	$137,732,686	13,530,170	$10.18*
B Class	$2,655,168	266,026	$9.98
C Class	$51,542,545	5,161,192	$9.99
R Class	$21,274,179	2,044,161	$10.41
R6 Class	$7,325,194	710,402	$10.31
*Maximum offering price $10.41 (net asset value divided by 0.9775).

See Notes to Financial Statements.

18

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$18,449,768

Expenses:
Management fees	3,082,085
Distribution and service fees:
A Class	200,796
B Class	15,041
C Class	283,454
R Class	57,231
Trustees' fees and expenses	37,436
Other expenses	415
3,676,458

Net investment income (loss)	14,773,310

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(602,034)
Futures contract transactions	(1,763,350)
Foreign currency transactions	2,484,504
119,120

Change in net unrealized appreciation (depreciation) on:
Investments	(24,307,161)
Futures contracts	502,792
Swap agreements	(396,328)
Translation of assets and liabilities in foreign currencies	7,933,064
(16,267,633)

Net realized and unrealized gain (loss)	(16,148,513)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,375,203)

See Notes to Financial Statements.

19

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED) AND YEAR ENDED MARCH 31, 2014
Increase (Decrease) in Net Assets	September 30, 2014	March 31, 2014
Operations
Net investment income (loss)	$14,773,310	$4,600,652
Net realized gain (loss)	119,120	(4,227,929)
Change in net unrealized appreciation (depreciation)	(16,267,633)	(23,933,363)
Net increase (decrease) in net assets resulting from operations	(1,375,203)	(23,560,640)

Distributions to Shareholders
From net investment income:
Investor Class	(1,285,821)	(535,030)
Institutional Class	(2,201,876)	(244,237)
A Class	—	(94,104)
R6 Class	(28,662)	—
From net realized gains:
Investor Class	—	(989,373)
Institutional Class	—	(963,697)
A Class	—	(447,537)
B Class	—	(8,500)
C Class	—	(160,882)
R Class	—	(54,044)
R6 Class	—	(4,332)
Decrease in net assets from distributions	(3,516,359)	(3,501,736)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	27,243,809	434,367,753

Net increase (decrease) in net assets	22,352,247	407,305,377

Net Assets
Beginning of period	1,227,139,291	819,833,914
End of period	$1,249,491,538	$1,227,139,291

Undistributed net investment income	$13,179,603	$1,922,652

See Notes to Financial Statements.

20

Notes to Financial Statements

SEPTEMBER 30, 2014 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short Duration Inflation Protection Bond Fund (the fund) is one fund in a series issued by the trust. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to pursue total return using a strategy that seeks to protect against U.S. inflation.

The fund offers the Investor Class, the Institutional Class, the A Class, the B Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees. Sale of the R6 Class commenced on July 26, 2013.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been

21

declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

22

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 23% of the shares of the fund.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2625% to 0.3800%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, B Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class and 0.0000% to 0.0600% for the R6 Class. The effective annual management fee for each class for the six months ended September 30, 2014 was 0.57% for the Investor Class, A Class, B Class, C Class and R Class, 0.37% for the Institutional Class and 0.32% for the R6 Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2014 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the trustees during the six months ended September 30, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended September 30, 2014 totaled $507,163,654, of which $438,354,668 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended September 30, 2014 totaled $455,547,816, of which $325,465,949 represented U.S. Treasury and Government Agency obligations.

23

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2014		Year ended March 31, 2014(1)
	Shares	Amount	Shares	Amount
Investor Class
Sold	10,053,879	$104,093,471	29,371,610	$303,850,644
Issued in reinvestment of distributions	119,398	1,238,153	138,749	1,430,551
Redeemed	(6,742,685)	(69,671,814)	(15,011,055)	(155,398,056)
	3,430,592	35,659,810	14,499,304	149,883,139
Institutional Class
Sold	5,375,307	55,969,262	41,135,903	427,709,874
Issued in reinvestment of distributions	203,269	2,120,101	112,014	1,161,524
Redeemed	(1,928,166)	(20,087,013)	(4,645,387)	(48,317,472)
	3,650,410	38,002,350	36,602,530	380,553,926
A Class
Sold	1,819,843	18,690,442	8,950,545	91,970,954
Issued in reinvestment of distributions	—	—	51,332	525,227
Redeemed	(5,512,157)	(56,675,097)	(14,642,955)	(150,469,894)
	(3,692,314)	(37,984,655)	(5,641,078)	(57,973,713)
B Class
Sold	—	—	5,269	53,900
Issued in reinvestment of distributions	—	—	617	6,218
Redeemed	(62,891)	(634,557)	(137,623)	(1,395,128)
	(62,891)	(634,557)	(131,737)	(1,335,010)
C Class
Sold	50,092	506,266	441,098	4,485,351
Issued in reinvestment of distributions	—	—	12,591	126,922
Redeemed	(965,372)	(9,743,218)	(3,881,281)	(39,425,320)
	(915,280)	(9,236,952)	(3,427,592)	(34,813,047)
R Class
Sold	230,849	2,425,212	738,792	7,804,073
Issued in reinvestment of distributions	—	—	5,156	53,981
Redeemed	(504,603)	(5,306,892)	(1,220,631)	(12,876,462)
	(273,754)	(2,881,680)	(476,683)	(5,018,408)
R6 Class
Sold	441,951	4,603,169	343,693	3,568,173
Issued in reinvestment of distributions	2,751	28,662	418	4,332
Redeemed	(30,040)	(312,338)	(48,371)	(501,639)
	414,662	4,319,493	295,740	3,070,866
Net increase (decrease)	2,551,425	$27,243,809	41,720,484	$434,367,753

(1)	July 26, 2013 (commencement of sale) through March 31, 2014 for the R6 Class.

24

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$922,846,230	—
Sovereign Governments and Agencies	—	94,561,674	—
Corporate Bonds	—	83,187,526	—
Collateralized Mortgage Obligations	—	79,954,603	—
Commercial Mortgage-Backed Securities	—	24,161,408	—
Asset-Backed Securities	—	16,539,278	—
Municipal Securities	—	10,773,658	—
Temporary Cash Investments	$5,795,402	4,696,987	—
	$5,795,402	$1,236,721,364	—
Other Financial Instruments
Futures Contracts	$280,656	—	—
Forward Foreign Currency Exchange Contracts	—	$5,746,956	—
	$280,656	$5,746,956	—

Liabilities
Other Financial Instruments
Futures Contracts	$(24,444)	—	—
Swap Agreements	—	$(2,448,624)	—
Forward Foreign Currency Exchange Contracts	—	(791,715)	—
	$(24,444)	$(3,240,339)	—

25

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was 333,580,828 contracts.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 268 contracts.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $116,466,667.

Value of Derivative Instruments as of September 30, 2014

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$5,746,956	Unrealized depreciation on forward foreign currency exchange contracts	$791,715
Interest Rate Risk	Receivable for variation margin on futures contracts*	77,281	Payable for variation margin on futures contracts*	—
Other Contracts	Swap agreements	—	Swap agreements	2,448,624
		$5,824,237		$3,240,339

*	Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

26

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30,
2014

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	$2,485,169	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	$7,969,681
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(1,763,350)	Change in net unrealized appreciation (depreciation) on futures contracts	502,792
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	(396,328)
		$721,819		$8,076,145

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,258,878,288
Gross tax appreciation of investments	$4,253,927
Gross tax depreciation of investments	(20,615,449)
Net tax appreciation (depreciation) of investments	$(16,361,522)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2014, the fund had accumulated short-term capital losses of $(5,491,013), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

27

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(3)	$10.29	0.12	(0.13)	(0.01)	(0.03)	—	(0.03)	$10.25	(0.14)%	0.57%(4)	0.57%(4)	2.34%(4)	2.34%(4)	37%	$523,410
2014	$10.61	0.07	(0.35)	(0.28)	(0.02)	(0.02)	(0.04)	$10.29	(2.65)%	0.57%	0.57%	0.59%	0.59%	65%	$489,888
2013	$10.56	0.06	0.14	0.20	(0.13)	(0.02)	(0.15)	$10.61	1.96%	0.55%	0.57%	0.72%	0.70%	55%	$351,257
2012	$10.71	0.25	0.68	0.93	(0.34)	(0.74)	(1.08)	$10.56	8.93%	0.50%	0.58%	2.42%	2.34%	85%	$214,609
2011	$10.33	0.28	0.45	0.73	(0.24)	(0.11)	(0.35)	$10.71	7.16%	0.49%	0.58%	2.66%	2.57%	58%	$150,984
2010	$9.86	0.34	0.29	0.63	(0.16)	—	(0.16)	$10.33	6.42%	0.51%	0.58%	3.39%	3.32%	24%	$111,327
Institutional Class
2014(3)	$10.36	0.13	(0.13)	—	(0.05)	—	(0.05)	$10.31	(0.04)%	0.37%(4)	0.37%(4)	2.54%(4)	2.54%(4)	37%	$505,552
2014	$10.67	0.03	(0.29)	(0.26)	(0.03)	(0.02)	(0.05)	$10.36	(2.45)%	0.37%	0.37%	0.79%	0.79%	65%	$469,943
2013	$10.62	0.10	0.12	0.22	(0.15)	(0.02)	(0.17)	$10.67	2.15%	0.35%	0.37%	0.92%	0.90%	55%	$93,508
2012	$10.76	0.31	0.65	0.96	(0.36)	(0.74)	(1.10)	$10.62	9.16%	0.30%	0.38%	2.62%	2.54%	85%	$74,012
2011	$10.37	0.30	0.46	0.76	(0.26)	(0.11)	(0.37)	$10.76	7.45%	0.29%	0.38%	2.86%	2.77%	58%	$95,487
2010	$9.90	0.34	0.31	0.65	(0.18)	—	(0.18)	$10.37	6.61%	0.30%	0.38%	3.60%	3.52%	24%	$22,633

28

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2014(3)	$10.20	0.12	(0.14)	(0.02)	—	—	—	$10.18	(0.20)%	0.82%(4)	0.82%(4)	2.09%(4)	2.09%(4)	37%	$137,733
2014	$10.53	0.07	(0.38)	(0.31)	—(5)	(0.02)	(0.02)	$10.20	(2.87)%	0.82%	0.82%	0.34%	0.34%	65%	$175,694
2013	$10.48	0.06	0.12	0.18	(0.11)	(0.02)	(0.13)	$10.53	1.62%	0.80%	0.82%	0.47%	0.45%	55%	$240,799
2012	$10.65	0.24	0.65	0.89	(0.32)	(0.74)	(1.06)	$10.48	8.68%	0.75%	0.83%	2.17%	2.09%	85%	$192,608
2011	$10.27	0.26	0.44	0.70	(0.21)	(0.11)	(0.32)	$10.65	6.93%	0.74%	0.83%	2.41%	2.32%	58%	$181,430
2010	$9.81	0.33	0.27	0.60	(0.14)	—	(0.14)	$10.27	6.08%	0.76%	0.83%	3.14%	3.07%	24%	$216,174
B Class
2014(3)	$10.04	0.07	(0.13)	(0.06)	—	—	—	$9.98	(0.60)%	1.57%(4)	1.57%(4)	1.34%(4)	1.34%(4)	37%	$2,655
2014	$10.44	(0.01)	(0.37)	(0.38)	—	(0.02)	(0.02)	$10.04	(3.61)%	1.57%	1.57%	(0.41)%	(0.41)%	65%	$3,302
2013	$10.39	—(5)	0.10	0.10	(0.03)	(0.02)	(0.05)	$10.44	0.97%	1.55%	1.57%	(0.28)%	(0.30)%	55%	$4,809
2012	$10.58	0.17	0.64	0.81	(0.26)	(0.74)	(1.00)	$10.39	7.80%	1.50%	1.58%	1.42%	1.34%	85%	$5,760
2011	$10.20	0.18	0.44	0.62	(0.13)	(0.11)	(0.24)	$10.58	6.17%	1.49%	1.58%	1.66%	1.57%	58%	$6,565
2010	$9.75	0.25	0.26	0.51	(0.06)	—	(0.06)	$10.20	5.21%	1.51%	1.58%	2.39%	2.32%	24%	$7,032
C Class
2014(3)	$10.05	0.07	(0.13)	(0.06)	—	—	—	$9.99	(0.60)%	1.57%(4)	1.57%(4)	1.34%(4)	1.34%(4)	37%	$51,543
2014	$10.45	—(5)	(0.38)	(0.38)	—	(0.02)	(0.02)	$10.05	(3.61)%	1.57%	1.57%	(0.41)%	(0.41)%	65%	$61,043
2013	$10.40	—(5)	0.10	0.10	(0.03)	(0.02)	(0.05)	$10.45	0.97%	1.55%	1.57%	(0.28)%	(0.30)%	55%	$99,271
2012	$10.59	0.17	0.64	0.81	(0.26)	(0.74)	(1.00)	$10.40	7.79%	1.50%	1.58%	1.42%	1.34%	85%	$113,858
2011	$10.21	0.17	0.45	0.62	(0.13)	(0.11)	(0.24)	$10.59	6.16%	1.49%	1.58%	1.66%	1.57%	58%	$120,461
2010	$9.75	0.23	0.29	0.52	(0.06)	—	(0.06)	$10.21	5.32%	1.51%	1.58%	2.39%	2.32%	24%	$110,123

29

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2014(3)	$10.44	0.10	(0.13)	(0.03)	—	—	—	$10.41	(0.29)%	1.07%(4)	1.07%(4)	1.84%(4)	1.84%(4)	37%	$21,274
2014	$10.80	0.04	(0.38)	(0.34)	—	(0.02)	(0.02)	$10.44	(3.12)%	1.07%	1.07%	0.09%	0.09%	65%	$24,206
2013	$10.75	0.05	0.10	0.15	(0.08)	(0.02)	(0.10)	$10.80	1.43%	1.05%	1.07%	0.22%	0.20%	55%	$30,191
2012	$10.90	0.17	0.72	0.89	(0.30)	(0.74)	(1.04)	$10.75	8.35%	1.00%	1.08%	1.92%	1.84%	85%	$34,969
2011	$10.51	0.24	0.45	0.69	(0.19)	(0.11)	(0.30)	$10.90	6.60%	0.99%	1.08%	2.16%	2.07%	58%	$20,563
2010	$10.03	0.27	0.32	0.59	(0.11)	—	(0.11)	$10.51	5.89%	1.00%	1.08%	2.90%	2.82%	24%	$9,548
R6 Class
2014(3)	$10.36	0.12	(0.12)	—	(0.05)	—	(0.05)	$10.31	0.01%	0.32%(4)	0.32%(4)	2.59%(4)	2.59%(4)	37%	$7,325
2014(6)	$10.37	(0.02)	0.03	0.01	—	(0.02)	(0.02)	$10.36	0.13%	0.32%(4)	0.32%(4)	(0.27)%(4)	(0.27)%(4)	65%(7)	$3,064

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2014 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	July 26, 2013 (commencement of sale) through March 31, 2014.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2014.

See Notes to Financial Statements.

30

Approval of Management Agreement

At a meeting held on June 13, 2014, the Fund’s Board of Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

31

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, and five-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

32

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund

33

to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

34

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

35

Notes

36

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-83906 1411

SEMIANNUAL REPORT	SEPTEMBER 30, 2014

Short Duration Strategic Income Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the short reporting period from the fund’s July 28, 2014 inception date to September 30, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Mostly Risk-Off Results for Reporting Period

This slightly-over-two-month reporting period was saddled with growing geopolitical risks on the global front, and the anticipated conclusion of the U.S. Federal Reserve’s (the Fed’s) stimulative monthly bond-buying program on the domestic front. As a result, investors generally positioned their portfolios more defensively. This environment favored the U.S. dollar and U.S. government bonds over asset classes and bond sectors that typically feature more credit risk, such as stocks and high-yield corporate bonds. For this period, the 30-year U.S. Treasury bond, the S&P 500 Index, and Barclays U.S. Corporate High-Yield Bond Index returned 1.61%, 0.07%, and -1.42%, respectively. In September, U.S. high-yield corporate bonds suffered their worst month relative to U.S. Treasuries in over two years. This had a substantial negative impact on returns for this short period for portfolios that held U.S. high-yield corporate bonds.

We’re not out of the risk-off woods yet. Global economic and geopolitical uncertainties could continue to support the relative appeal of the U.S. dollar and U.S government bonds in coming months. And the anticipated end of the Fed’s monthly bond-buying program and the still-looming possibility of higher interest rates in 2015 point to potential market volatility ahead. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of September 30, 2014
	Ticker Symbol	Since Inception(1)	Inception Date
Investor Class	ASDVX	-0.47%	7/28/14
Barclays U.S. 1-3 Year Government/Credit Bond Index	—	0.10%	—
Institutional Class	ASDJX	-0.43%(2)	7/28/14
A Class	ASADX		7/28/14
No sales charge*		-0.51%
With sales charge*		-2.75%
C Class	ASCDX		7/28/14
No sales charge*		-0.64%(2)
With sales charge*		-1.63%(2)
R Class	ASDRX	-0.56%	7/28/14
R6 Class	ASXDX	-0.43%	7/28/14
* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 2.25% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class	R6 Class
0.82%	0.62%	1.07%	1.82%	1.32%	0.57%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

SEPTEMBER 30, 2014
Portfolio at a Glance
Average Duration (effective)	2.1 years
Weighted Average Life	3.8 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	69.9%
Collateralized Mortgage Obligations	8.7%
Commercial Mortgage-Backed Securities	8.3%
Mutual Funds	5.9%
Asset-Backed Securities	5.5%
Municipal Securities	1.8%
Other Assets and Liabilities	(0.1)%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2014 to September 30, 2014 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 4/1/14	Ending Account Value 9/30/14	Expenses Paid During Period(1) 4/1/14 - 9/30/14	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$995.30(2)	$1.10(3)	0.62%
Investor Class (before waiver)	$1,000	$995.30(2)(4)	$1.33(3)	0.75%
Institutional Class (after waiver)	$1,000	$995.70(2)	$0.75(3)	0.42%
Institutional Class (before waiver)	$1,000	$995.70(2)(4)	$0.98(3)	0.55%
A Class (after waiver)	$1,000	$994.90(2)	$1.55(3)	0.87%
A Class (before waiver)	$1,000	$994.90(2)(4)	$1.78(3)	1.00%
C Class (after waiver)	$1,000	$993.60(2)	$2.88(3)	1.62%
C Class (before waiver)	$1,000	$993.60(2)(4)	$3.11(3)	1.75%
R Class (after waiver)	$1,000	$994.40(2)	$1.99(3)	1.12%
R Class (before waiver)	$1,000	$994.40(2)(4)	$2.22(3)	1.25%
R6 Class (after waiver)	$1,000	$995.70(2)	$0.66(3)	0.37%
R6 Class (before waiver)	$1,000	$995.70(2)(4)	$0.89(3)	0.50%
Hypothetical
Investor Class (after waiver)	$1,000	$1,021.96(5)	$3.14(5)	0.62%
Investor Class (before waiver)	$1,000	$1,021.31(5)	$3.80(5)	0.75%
Institutional Class (after waiver)	$1,000	$1,022.96(5)	$2.13(5)	0.42%
Institutional Class (before waiver)	$1,000	$1,022.31(5)	$2.79(5)	0.55%
A Class (after waiver)	$1,000	$1,020.71(5)	$4.41(5)	0.87%
A Class (before waiver)	$1,000	$1,020.06(5)	$5.06(5)	1.00%
C Class (after waiver)	$1,000	$1,016.95(5)	$8.19(5)	1.62%
C Class (before waiver)	$1,000	$1,016.30(5)	$8.85(5)	1.75%
R Class (after waiver)	$1,000	$1,019.45(5)	$5.67(5)	1.12%
R Class (before waiver)	$1,000	$1,018.80(5)	$6.33(5)	1.25%
R6 Class (after waiver)	$1,000	$1,023.21(5)	$1.88(5)	0.37%
R6 Class (before waiver)	$1,000	$1,022.56(5)	$2.54(5)	0.50%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value based on actual return from July 28, 2014 (fund inception) through September 30, 2014.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 65, the number of days in the period from July 28, 2014 (fund inception) through September 30, 2014, divided by 365 to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

(5)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

6

Schedule of Investments

SEPTEMBER 30, 2014 (UNAUDITED)

		Principal Amount	Value
CORPORATE BONDS — 69.9%
Aerospace and Defense — 1.5%
L-3 Communications Corp., 3.95%, 11/15/16		$350,000	$368,083
Auto Components — 1.0%
Goodyear Tire & Rubber Co. (The), 6.50%, 3/1/21		125,000	130,625
Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22		125,000	134,531
			265,156
Automobiles — 1.6%
Ford Motor Credit Co. LLC, 6.625%, 8/15/17		250,000	282,827
Jaguar Land Rover Automotive plc, 5.625%, 2/1/23(1)		125,000	129,844
			412,671
Banks — 12.5%
Akbank TAS, 3.875%, 10/24/17		65,000	65,606
Banco Bradesco SA, 4.50%, 1/12/17		65,000	68,331
Banco do Brasil SA, 3.875%, 1/23/17		65,000	67,113
Bank of America Corp., 5.75%, 8/15/16		350,000	378,231
Barclays Bank plc, 6.05%, 12/4/17(1)		300,000	333,981
BBVA Banco Continental SA, 3.25%, 4/8/18(1)		65,000	66,203
Capital One Financial Corp, 3.15%, 7/15/16		220,000	227,856
Citigroup, Inc., 5.50%, 2/15/17		350,000	379,643
Commerzbank AG, MTN, 6.375%, 3/22/19	EUR	110,000	157,443
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 3.75%, 11/9/20	EUR	150,000	210,212
Corpbanca SA, 3.125%, 1/15/18		$65,000	65,295
Grupo Aval Ltd., 5.25%, 2/1/17		65,000	68,900
HBOS plc, MTN, 6.75%, 5/21/18(1)		300,000	339,955
HSBC Holdings plc, MTN, 6.00%, 6/10/19	EUR	150,000	229,340
ICICI Bank Ltd. (Dubai), 4.70%, 2/21/18		$65,000	68,794
Intesa Sanpaolo SpA, 3.875%, 1/16/18		300,000	313,112
Royal Bank of Scotland plc (The), MTN, 6.93%, 4/9/18	EUR	100,000	145,243
			3,185,258
Capital Markets — 1.6%
DBS Bank Ltd., VRN, 3.625%, 9/21/17		$65,000	67,194
Jefferies Group, Inc., 5.125%, 4/13/18		300,000	327,333
			394,527
Chemicals — 0.5%
INEOS Group Holdings SA, 6.125%, 8/15/18(1)		125,000	125,156
Commercial Services and Supplies — 0.5%
Clean Harbors, Inc., 5.25%, 8/1/20		125,000	125,625
Consumer Finance — 1.0%
Discover Bank, 2.00%, 2/21/18		250,000	249,040

7

		Principal Amount	Value
Diversified Financial Services — 3.6%
Goldman Sachs Group, Inc. (The), 6.25%, 9/1/17		$350,000	$393,007
Morgan Stanley, MTN, 5.95%, 12/28/17		350,000	392,327
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	80,000	125,720
			911,054
Diversified Telecommunication Services — 2.0%
Telecom Italia SpA, MTN, 4.50%, 9/20/17	EUR	100,000	135,688
Telefonica Emisiones SAU, 3.99%, 2/16/16		$350,000	364,309
			499,997
Electric Utilities — 0.5%
Atlantic Power Corp., 9.00%, 11/15/18		125,000	126,875
Energy Equipment and Services — 3.7%
Basic Energy Services, Inc., 7.75%, 10/15/22		125,000	130,625
Nabors Industries, Inc., 6.15%, 2/15/18		200,000	225,918
Pacific Drilling V Ltd., 7.25%, 12/1/17(1)		125,000	125,938
Petroleum Geo-Services ASA, 7.375%, 12/15/18(1)		125,000	125,625
Transocean, Inc., 5.05%, 12/15/16		320,000	341,240
			949,346
Food Products — 1.9%
ARAMARK Corp., 5.75%, 3/15/20		125,000	128,750
Post Holdings, Inc., 7.375%, 2/15/22		125,000	124,063
Tyson Foods, Inc., 6.60%, 4/1/16		220,000	238,110
			490,923
Gas Utilities — 3.2%
Enterprise Products Operating LLC, VRN, 8.375%, 8/1/16		200,000	220,094
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18		120,000	134,339
Rockies Express Pipeline LLC, 6.85%, 7/15/18(1)		125,000	134,375
Rockies Express Pipeline LLC, 6.00%, 1/15/19(1)		125,000	131,250
TransCanada PipeLines Ltd., VRN, 6.35%, 5/15/17		200,000	207,000
			827,058
Health Care Equipment and Supplies — 1.5%
Alere, Inc., 7.25%, 7/1/18		125,000	131,562
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18		125,000	136,250
Mallinckrodt International Finance SA, 3.50%, 4/15/18		125,000	121,563
			389,375
Hotels, Restaurants and Leisure — 1.0%
Boyd Gaming Corp., 9.00%, 7/1/20		125,000	131,719
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21(1)		125,000	128,984
			260,703
Household Durables — 0.5%
William Lyon Homes, Inc., 8.50%, 11/15/20		125,000	135,625
Household Products — 0.5%
Spectrum Brands, Inc., 6.625%, 11/15/22		125,000	131,875
Industrial Conglomerates — 2.2%
Bombardier, Inc., 7.50%, 3/15/18(1)		125,000	137,187

8

	Principal Amount	Value
HD Supply, Inc., 7.50%, 7/15/20	$125,000	$130,313
HD Supply, Inc., 11.50%, 7/15/20	125,000	144,531
Schaeffler Finance BV, 7.75%, 2/15/17(1)	125,000	136,563
		548,594
IT Services — 1.8%
Fidelity National Information Services, Inc., 1.45%, 6/5/17	320,000	318,364
First Data Corp., PIK, 8.75%, 1/15/22(1)	125,000	133,125
		451,489
Machinery — 0.5%
Terex Corp., 6.00%, 5/15/21	125,000	130,625
Media — 2.7%
Embarq Corp., 7.08%, 6/1/16	280,000	305,046
Gray Television, Inc., 7.50%, 10/1/20	125,000	128,437
Lamar Media Corp., 5.875%, 2/1/22	125,000	129,375
Nexstar Broadcasting, Inc., 6.875%, 11/15/20	125,000	128,750
		691,608
Metals and Mining — 2.4%
FMG Resources August 2006 Pty Ltd., 6.00%, 4/1/17(1)	125,000	126,328
Glencore Funding LLC, 1.70%, 5/27/16(1)	350,000	352,496
United States Steel Corp., 7.00%, 2/1/18	125,000	136,875
		615,699
Multi-Utilities — 4.7%
Calpine Corp., 7.875%, 1/15/23(1)	125,000	137,187
Dominion Resources, Inc., VRN, 7.50%, 6/30/16	420,000	448,203
GenOn Energy, Inc., 7.875%, 6/15/17	125,000	127,813
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	320,000	350,471
NRG Energy, Inc., 7.625%, 1/15/18	125,000	137,812
		1,201,486
Oil, Gas and Consumable Fuels — 6.2%
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19	125,000	123,125
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/1/19	125,000	122,656
MEG Energy Corp., 6.375%, 1/30/23(1)	125,000	127,188
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20	125,000	131,563
Petrobras Global Finance BV, 3.25%, 3/17/17	65,000	65,941
Petrobras International Finance Co., 3.50%, 2/6/17	300,000	305,964
Plains Exploration & Production Co., 6.75%, 2/1/22	300,000	333,000
Sabine Pass LNG LP, 7.50%, 11/30/16(1)	125,000	133,137
SandRidge Energy, Inc., 7.50%, 3/15/21	125,000	122,500
SandRidge Energy, Inc., 7.50%, 2/15/23	125,000	122,031
		1,587,105
Paper and Forest Products — 0.5%
Sappi Papier Holding GmbH, 7.75%, 7/15/17(1)	125,000	134,375
Pharmaceuticals — 5.5%
Actavis, Inc., 1.875%, 10/1/17	320,000	317,497
Endo Finance LLC & Endo Finco, Inc., 7.00%, 12/15/20(1)	125,000	131,094
Endo Finance LLC & Endo Finco, Inc., 7.25%, 1/15/22(1)	125,000	132,187

9

	Principal Amount	Value
Mylan, Inc., 1.80%, 6/24/16	$350,000	$354,213
Perrigo Co. plc, 1.30%, 11/8/16(1)	200,000	200,271
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	125,000	132,187
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/21(1)	125,000	130,156
		1,397,605
Real Estate Investment Trusts (REITs) — 2.1%
American Tower Corp., 4.50%, 1/15/18	311,000	331,614
Health Care REIT, Inc., 3.625%, 3/15/16	200,000	207,599
		539,213
Specialty Retail — 1.7%
Sally Holdings LLC/Sally Capital, Inc., 5.75%, 6/1/22	125,000	128,125
Staples, Inc., 2.75%, 1/12/18	300,000	304,058
		432,183
Technology Hardware, Storage and Peripherals — 1.0%
Seagate HDD Cayman, 3.75%, 11/15/18(1)	250,000	255,625
TOTAL CORPORATE BONDS (Cost $18,119,749)		17,833,954
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 8.7%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.37%, 10/1/14	73,013	73,668
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.54%, 10/1/14	133,001	116,373
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.39%, 10/1/14	221,062	227,055
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.89%, 10/25/14	259,578	254,560
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.62%, 10/1/14	92,192	94,738
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.61%, 10/1/14	263,358	270,644
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 2.61%, 10/1/14	141,678	139,076
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 4A1, VRN, 2.61%, 10/1/14	205,271	189,161
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.62%, 10/1/14	78,804	73,392
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 2.49%, 10/1/14	199,448	188,174
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.45%, 10/1/14	245,239	244,142
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 2.62%, 10/1/14	210,284	203,055
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	145,296	150,901
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,204,061)		2,224,939
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 8.3%
BAMLL Commercial Mortgage Securities Trust, Series 2014-ICTS, Class D, VRN, 2.05%, 10/15/14(1)	250,000	250,305
COMM Mortgage Trust, Series 2014-CR15, Class B, VRN, 4.87%, 10/1/14	260,000	280,260
COMM Mortgage Trust, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	75,000	77,602

10

	Principal Amount/Shares	Value
COMM Mortgage Trust, Series 2014-UBS5, Class B, VRN, 4.51%, 10/1/14	$125,000	$130,612
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 10/10/14	75,000	78,220
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AJ SEQ, 4.78%, 7/10/39	105,000	106,470
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 10/1/14	250,000	256,035
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, VRN, 5.18%, 10/1/14	190,000	200,821
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class C, VRN, 4.54%, 10/1/14	200,000	207,010
Morgan Stanley Capital I, Series 2014-CPT, Class C, VRN, 3.56%, 10/1/14(1)	200,000	202,321
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AJ, VRN, 5.33%, 10/1/14	330,000	339,354
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,136,213)		2,129,010
MUTUAL FUNDS — 5.9%
Emerging Markets Debt Fund R6 Class(3) (Cost $1,507,462)	150,747	1,495,414
ASSET-BACKED SECURITIES(2) — 5.5%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class B, 3.66%, 2/20/20(1)	$200,000	203,563
Hertz Fleet Lease Funding LP, Series 2014-1, Class D, VRN, 1.65%, 10/10/14(1)	200,000	200,122
Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.07%, 11/25/26(1)	186,576	184,367
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	282,651	284,135
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/20/31(1)(4)	200,000	199,972
TAL Advantage V LLC, Series 2014-2A, Class B, 3.97%, 5/20/39(1)	319,000	317,073
TOTAL ASSET-BACKED SECURITIES (Cost $1,398,177)		1,389,232
MUNICIPAL SECURITIES — 1.8%
Illinois GO, 4.35%, 6/1/18	200,000	207,998
Puerto Rico GO, Series 2007 A, (Public Improvement), 5.50%, 7/1/18	165,000	146,299
Puerto Rico GO, Series 2011 D, (Public Improvement), 5.00%, 7/1/20	135,000	111,459
TOTAL MUNICIPAL SECURITIES (Cost $460,613)		465,756
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $25,826,275)		25,538,305
OTHER ASSETS AND LIABILITIES — (0.1)%		(26,848)
TOTAL NET ASSETS — 100.0%		$25,511,457

11

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	130,459	USD	56,366	Barclays Bank plc	11/21/14	$(3,792)
USD	53,026	BRL	129,118	Barclays Bank plc	11/21/14	992
USD	30,000	CAD	33,559	Barclays Bank plc	11/21/14	72
USD	122,000	CAD	133,384	JPMorgan Chase Bank N.A.	11/21/14	3,045
USD	62,281	CAD	68,340	UBS AG	11/21/14	1,334
USD	191,616	EUR	148,000	JPMorgan Chase Bank N.A.	11/21/14	4,620
USD	25,659	EUR	20,000	UBS AG	11/21/14	389
USD	1,209,097	EUR	917,376	Westpac Group	11/21/14	50,007
IDR	450,642,000	USD	38,000	Westpac Group	11/21/14	(1,607)
IDR	454,293,464	USD	38,365	Westpac Group	11/21/14	(1,678)
USD	71,583	IDR	885,901,186	Westpac Group	11/21/14	40
INR	2,417,952	USD	39,456	Westpac Group	11/21/14	(761)
INR	2,438,528	USD	40,000	Westpac Group	11/21/14	(976)
USD	159,890	JPY	16,634,150	Barclays Bank plc	11/21/14	8,171
USD	120,000	JPY	12,850,220	Deutsche Bank	11/21/14	2,794
USD	30,000	JPY	3,268,039	Deutsche Bank	11/21/14	192
USD	162,000	JPY	17,063,104	JPMorgan Chase Bank N.A.	11/21/14	6,369
KRW	41,089,200	USD	40,000	Westpac Group	11/21/14	(1,256)
KRW	43,166,337	USD	42,436	Westpac Group	11/21/14	(1,733)
USD	61,000	MXN	801,341	JPMorgan Chase Bank N.A.	11/21/14	1,540
MYR	312,347	USD	98,000	Westpac Group	11/21/14	(3,193)
MYR	315,468	USD	99,946	Westpac Group	11/21/14	(4,191)
USD	188,502	MYR	620,682	Westpac Group	11/21/14	104
PLN	114,693	USD	35,909	Barclays Bank plc	11/21/14	(1,354)
USD	34,276	PLN	111,205	JPMorgan Chase Bank N.A.	11/21/14	772
SGD	94,179	USD	75,000	Deutsche Bank	11/21/14	(1,176)
SGD	96,905	USD	77,505	UBS AG	11/21/14	(1,545)
THB	2,697,408	USD	84,000	Westpac Group	11/21/14	(1,004)
THB	2,706,519	USD	84,579	Westpac Group	11/21/14	(1,302)
TRY	76,486	USD	34,632	Barclays Bank plc	11/21/14	(1,465)
USD	34,276	TRY	75,477	Deutsche Bank	11/21/14	1,546
ZAR	294,191	USD	27,000	Barclays Bank plc	11/21/14	(1,139)
ZAR	287,510	USD	26,497	Deutsche Bank	11/21/14	(1,223)
USD	52,975	ZAR	588,768	Barclays Bank plc	11/21/14	1,219
						$53,811

FUTURES CONTRACTS
	Contracts Sold	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
33	U.S. Treasury 10-Year Notes	December 2014	$4,113,141	$26,738

12

CREDIT DEFAULT SWAP AGREEMENTS

Counterparty/ Reference Entity	Notional Amount	Buy/Sell Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
Bank of America N.A./ Chubb Corp. (The)	$125,000	Buy	1.00%	9/20/19	$(4,521)	$(43)	$(4,564)
Bank of America N.A./ Travelers Cos., Inc. (The)	125,000	Buy	1.00%	9/20/19	(4,211)	36	(4,175)
Barclays Bank plc/ TRW Automotive Holdings Corp.	125,000	Buy	1.00%	9/20/19	2,297	(2,497)	(200)
Deutsche Bank AG/ ACE Ltd.	125,000	Buy	1.00%	9/20/19	(4,273)	(216)	(4,489)
Deutsche Bank AG/ Host Hotels & Resorts, Inc.	125,000	Buy	1.00%	9/20/19	(1,594)	380	(1,214)
Deutsche Bank AG/ International Business Machines Corp.	125,000	Buy	1.00%	9/20/19	(3,349)	(181)	(3,530)
Deutsche Bank AG/ Union Pacific Corp.	125,000	Buy	1.00%	9/20/19	(4,801)	(31)	(4,832)
Morgan Stanley & Co./ McDonald's Corp.	125,000	Buy	1.00%	9/20/19	(4,864)	265	(4,599)
Morgan Stanley & Co./ Mondelez International, Inc.	125,000	Buy	1.00%	9/20/19	(3,348)	7	(3,341)
Morgan Stanley & Co./ PepsiCo, Inc.	125,000	Buy	1.00%	9/20/19	(3,655)	(110)	(3,765)
Morgan Stanley & Co./ Tenet Healthcare Corp.	125,000	Buy	5.00%	9/20/19	(12,101)	789	(11,312)
Barclays Bank plc/ AES Corp. (The)	125,000	Sell*	5.00%	9/20/17	13,906	(612)	13,294
Barclays Bank plc/ Boyd Gaming Corp.	125,000	Sell*	5.00%	9/20/16	9,699	(1,592)	8,107
Barclays Bank plc/ Calpine Corp.	125,000	Sell*	5.00%	9/20/17	11,364	357	11,721
Barclays Bank plc/ NRG Energy, Inc.	125,000	Sell*	5.00%	9/20/17	12,919	(572)	12,347
Barclays Bank plc/ Parker Drilling Co.	125,000	Sell*	5.00%	9/20/17	12,137	(2,992)	9,145
Deutsche Bank AG/ J.C. Penney Co., Inc.	125,000	Sell*	5.00%	9/20/15	1,063	2,649	3,712
Deutsche Bank AG/ Realogy Holdings Corp.	125,000	Sell*	5.00%	9/20/16	9,132	(818)	8,314

13

Counterparty/ Reference Entity	Notional Amount	Buy/Sell Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
Morgan Stanley & Co./ Frontier Communications Corp.	$125,000	Sell*	5.00%	9/20/17	$13,274	$(346)	$12,928
Morgan Stanley & Co./ HCA, Inc.	125,000	Sell*	5.00%	9/20/17	14,506	(222)	14,284
Morgan Stanley & Co./ Hertz Corp. (The)	125,000	Sell*	5.00%	9/20/17	14,385	(952)	13,433
Morgan Stanley & Co./ International Lease Finance Corp.	125,000	Sell*	5.00%	9/20/17	13,470	(1,070)	12,400
Morgan Stanley & Co./ Rite Aid Corp.	125,000	Sell*	5.00%	9/20/16	10,442	(942)	9,500
Morgan Stanley & Co./ Windstream Holdings, Inc.	125,000	Sell*	5.00%	9/20/17	13,630	(685)	12,945
					$105,507	$(9,398)	$96,109

*
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
BRL	-	Brazilian Real	MYR	-	Malaysian Ringgit
CAD	-	Canadian Dollar	PIK	-	Payment in Kind
EUR	-	Euro	PLN	-	Polish Zloty
GO	-	General Obligation	SEQ	-	Sequential Payer
IDR	-	Indonesian Rupiah	SGD	-	Singapore Dollar
INR	-	Indian Rupee	THB	-	Thai Baht
JPY	-	Japanese Yen	TRY	-	Turkish Lira
KRW	-	South Korea Won	USD	-	United States Dollar
MTN	-	Medium Term Note	VRN	-	Variable Rate Note. Interest reset date
MXN	-	Mexican Peso			is indicated. Rate shown is effective at
the period end.
			ZAR	-	South African Rand

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $5,882,275, which represented 23.1% of total net assets.

(2)	Final maturity date indicated, unless otherwise noted.

(3)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

See Notes to Financial Statements.

14

Statement of Assets and Liabilities

SEPTEMBER 30, 2014 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $24,318,813)	$24,042,891
Investment securities - affiliated, at value (cost of $1,507,462)	1,495,414
Total investment securities, at value (cost of $25,826,275)	25,538,305
Foreign currency holdings, at value (cost of $4,275)	4,206
Deposits with brokers for futures contracts and swap agreements	61,663
Receivable for investments sold	332,023
Receivable for variation margin on futures contracts	4,125
Unrealized appreciation on forward foreign currency exchange contracts	83,206
Swap agreements, at value (including net premiums paid (received) of $149,927)	142,130
Interest and dividends receivable	272,549
26,438,207

Liabilities
Disbursements in excess of demand deposit cash	387,887
Payable for investments purchased	329,119
Payable for capital shares redeemed	119,872
Unrealized depreciation on forward foreign currency exchange contracts	29,395
Swap agreements, at value (including net premiums paid (received) of $(44,420))	46,021
Accrued management fees	11,413
Distribution and service fees payable	2,725
Dividends payable	318
926,750

Net Assets	$25,511,457

Net Assets Consist of:
Capital paid in	$25,771,858
Distributions in excess of net investment income	(402)
Accumulated net realized loss	(41,969)
Net unrealized depreciation	(218,030)
$25,511,457

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$8,017,882	810,065	$9.90
Institutional Class	$7,259,567	733,433	$9.90
A Class	$7,253,846	732,855	$9.90*
C Class	$992,372	100,259	$9.90
R Class	$993,242	100,347	$9.90
R6 Class	$994,548	100,479	$9.90
*Maximum offering price $10.13 (net asset value divided by 0.9775).

See Notes to Financial Statements.

15

Statement of Operations

FOR THE PERIOD ENDED SEPTEMBER 30, 2014 (UNAUDITED)(1)
Investment Income (Loss)
Income:
Interest	$130,385
Dividends (including $7,464 from affiliates)	7,464
137,849

Expenses:
Management fees	30,060
Distribution and service fees:
A Class	3,189
C Class	1,747
R Class	874
Trustees' fees and expenses	252
36,122
Fees waived	(5,803)
30,319

Net investment income (loss)	107,530

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(24,702)
Futures contract transactions	(45,008)
Swap agreement transactions	6,175
Foreign currency transactions	21,566
(41,969)

Change in net unrealized appreciation (depreciation) on:
Investments	(287,970)
Futures contracts	26,738
Swap agreements	(9,398)
Translation of assets and liabilities in foreign currencies	52,600
(218,030)

Net realized and unrealized gain (loss)	(259,999)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(152,469)

(1)	July 28, 2014 (fund inception) through September 30, 2014.

See Notes to Financial Statements.

16

Statement of Changes in Net Assets

PERIOD ENDED SEPTEMBER 30, 2014 (UNAUDITED)(1)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$107,530
Net realized gain (loss)	(41,969)
Change in net unrealized appreciation (depreciation)	(218,030)
Net increase (decrease) in net assets resulting from operations	(152,469)

Distributions to Shareholders
From net investment income:
Investor Class	(34,613)
Institutional Class	(34,137)
A Class	(28,389)
C Class	(2,577)
R Class	(3,452)
R6 Class	(4,764)
Decrease in net assets from distributions	(107,932)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	25,771,858

Net increase (decrease) in net assets	25,511,457

Net Assets
End of period	$25,511,457

Distributions in excess of net investment income	$(402)

(1)	July 28, 2014 (fund inception) through September 30, 2014.

See Notes to Financial Statements.

17

Notes to Financial Statements

SEPTEMBER 30, 2014 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short Duration Strategic Income Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek income. As a secondary objective, the fund seeks long-term capital appreciation.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees. All classes of the fund commenced sale on July 28, 2014, the fund's inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the

18

fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income and short-term capital gain distributions are recorded on the ex-dividend date as dividend income. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

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Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 97% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The annual management fee is 0.74% for the Investor Class, A Class, C Class and R Class, 0.54% for the Institutional Class and 0.49% for the R6 Class. However, the investment advisor will waive the portion of the fund’s management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund’s daily allocations to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Trustees. Effective July 28, 2014, the investment advisor voluntarily agreed to waive an additional 0.09% of the fund's management fee. This waiver is expected to continue until July 31, 2015 and cannot be terminated without the approval of the Board of Trustees. The total amount of the waivers for each class for the period July 28, 2014 (fund inception) through September 30, 2014 was $1,808, $1,657, $1,657, $227, $227 and $227 for the Investor Class, Institutional Class, A Class, C Class, R Class and R6 Class, respectively. The effective annual management fee after waiver for each class for the period July 28, 2014 (fund inception) through September 30, 2014 was 0.61% for the Investor Class, A Class, C Class and R Class, 0.41% for the Institutional Class and 0.36% for the R6 Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period July 28, 2014 (fund inception) through September 30, 2014 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the trustees during the period July 28, 2014 (fund inception) through September 30, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

20

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund's assets but are reflected in the return realized by the fund on its investment in the acquired funds.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period July 28, 2014 (fund inception) through September 30, 2014 were $28,106,010 and $2,200,569, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Period ended September 30, 2014(1)
	Shares	Amount
Investor Class
Sold	822,925	$8,226,011
Issued in reinvestment of distributions	3,446	34,263
Redeemed	(16,306)	(161,735)
	810,065	8,098,539
Institutional Class
Sold	730,000	7,300,000
Issued in reinvestment of distributions	3,433	34,137
	733,433	7,334,137
A Class
Sold	730,000	7,300,000
Issued in reinvestment of distributions	2,855	28,389
	732,855	7,328,389
C Class
Sold	100,000	1,000,000
Issued in reinvestment of distributions	259	2,577
	100,259	1,002,577
R Class
Sold	100,000	1,000,000
Issued in reinvestment of distributions	347	3,452
	100,347	1,003,452
R6 Class
Sold	100,000	1,000,000
Issued in reinvestment of distributions	479	4,764
	100,479	1,004,764
Net increase (decrease)	2,577,438	$25,771,858

(1)	July 28, 2014 (fund inception) through September 30, 2014.

21

6. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period July 28, 2014 (fund inception) through September 30, 2014 follows:

Affiliated Fund	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income(1)	Ending Value
Emerging Markets Debt Fund R6 Class	—	$1,507,462	—	—	$7,464	$1,495,414

(1)	Dividend income includes distributions from net investment income and from capital gains, if any.

7. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$17,833,954	—
Collateralized Mortgage Obligations	—	2,224,939	—
Commercial Mortgage-Backed Securities	—	2,129,010	—
Mutual Funds	$1,495,414	—	—
Asset-Backed Securities	—	1,389,232	—
Municipal Securities	—	465,756	—
	$1,495,414	$24,042,891	—
Other Financial Instruments
Futures Contracts	$26,738	—	—
Swap Agreements	—	$4,483	—
Forward Foreign Currency Exchange Contracts	—	83,206	—
	$26,738	$87,689	—

Liabilities
Other Financial Instruments
Swap Agreements	—	$(13,881)	—
Forward Foreign Currency Exchange Contracts	—	(29,395)	—
	—	$(43,276)	—

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8. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund’s average notional amount held during the period was $4,000,000.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund’s average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was 3,855,426 contracts.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund’s average exposure to interest rate risk derivative instruments held during the period was 33 contracts.

23

Value of Derivative Instruments as of September 30, 2014

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Swap agreements	$142,130	Swap agreements	$46,021
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	83,206	Unrealized depreciation on forward foreign currency exchange contracts	29,395
Interest Rate Risk	Receivable for variation margin on futures contracts*	4,125	Payable for variation margin on futures contracts*	—
		$229,461		$75,416

*	Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Period Ended September 30, 2014

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$6,175	Change in net unrealized appreciation (depreciation) on swap agreements	$(9,398)
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	21,642	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	53,811
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(45,008)	Change in net unrealized appreciation (depreciation) on futures contracts	26,738
		$(17,191)		$71,151

9. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

10. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$25,826,275
Gross tax appreciation of investments	$39,699
Gross tax depreciation of investments	(327,669)
Net tax appreciation (depreciation) of investments	$(287,970)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

24

Financial Highlights

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(4)	$10.00	0.04	(0.10)	(0.06)	(0.04)	$9.90	(0.47)%	0.62%(5)	0.75%(5)	2.47%(5)	2.34%(5)	11%	$8,018
Institutional Class
2014(4)	$10.00	0.05	(0.10)	(0.05)	(0.05)	$9.90	(0.43)%	0.42%(5)	0.55%(5)	2.67%(5)	2.54%(5)	11%	$7,260
A Class
2014(4)	$10.00	0.04	(0.10)	(0.06)	(0.04)	$9.90	(0.51)%	0.87%(5)	1.00%(5)	2.22%(5)	2.09%(5)	11%	$7,254
C Class
2014(4)	$10.00	0.03	(0.10)	(0.07)	(0.03)	$9.90	(0.64)%	1.62%(5)	1.75%(5)	1.47%(5)	1.34%(5)	11%	$992
R Class
2014(4)	$10.00	0.03	(0.10)	(0.07)	(0.03)	$9.90	(0.56)%	1.12%(5)	1.25%(5)	1.97%(5)	1.84%(5)	11%	$993
R6 Class
2014(4)	$10.00	0.05	(0.10)	(0.05)	(0.05)	$9.90	(0.43)%	0.37%(5)	0.50%(5)	2.72%(5)	2.59%(5)	11%	$995

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the acquired funds.

(4)	July 28, 2014 (fund inception) through September 30, 2014 (unaudited).

(5)	Annualized.

See Notes to Financial Statements.

25

Approval of Management Agreement

The Fund’s Board of Trustees unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent directors/trustees and to be evaluated on an annual basis thereafter.

In advance of the Board’s consideration, the Advisor provided information concerning the fund. The materials circulated and the discussions held detailed the investment objective and strategy proposed to be utilized by the Advisor, the Fund’s characteristics and key attributes, the rationale for launching the Fund, the experience of the staff designated to manage the Fund, the proposed pricing, and the markets in which the Fund would be sold. The information considered and the discussions held included, but were not limited to:

•	the nature, extent, and quality of investment management, shareholder services, and other services to be provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor would provide to the Fund and its shareholders on a routine and non-routine basis;

•	the Fund’s proposed investment objective and strategy, including a discussion of the Fund’s anticipated investment performance and proposed benchmark;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

American Century Investments’ funds utilize a unified management fee structure. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Advisor and Board believe the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and because the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was at the median of the total expense ratios of the Fund’s peer universe.

When considering the approval of the management agreement for the Fund, the independent Trustees considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the effect of the unified management fee structure and the fact that the Advisor will assume a substantial part of the start-up costs of the Fund and the risk that the Fund will grow to a level that will become profitable to the Advisor. The Board considered the position that the Fund would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Trustees’ familiarity with the Advisor. The Board oversees and evaluates on a continuous basis the nature and quality of all services the Advisor performs for other funds within the American Century Investments’ complex. As such, the Trustees have confidence in the Advisor’s integrity and competence in providing services to the Fund.

26

The Trustees considered all of the information provided by the Advisor and the independent Trustees’ independent counsel in connection with the approval, and evaluated such information for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. The independent Trustees concluded that the overall arrangements between the Fund and the Advisor, as provided in the management agreement, were fair and reasonable in light of the services to be provided and should be approved.

27

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-83910 1411

SEMIANNUAL REPORT	SEPTEMBER 30, 2014

Short Duration Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended September 30, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Mostly Positive Period for U.S. Government Bonds and Large-Cap Stocks, With Defensive Undertones

After experiencing a harsh U.S. winter, weaker-than-expected global economic conditions, and geopolitical turmoil in many regions, it’s not surprising that investors displayed defensive tendencies during this reporting period. The U.S. dollar, the U.S. Treasury market, and large-cap U.S. stocks benefited from “flight to quality” capital flows during 2014 as negative headlines emanated from some key emerging markets and the European economy. The 30-year U.S. Treasury bond was one of the top performers for the period, returning 8.74%, according to Barclays, on strong demand from institutions and non-U.S. investors, attracted by its relatively high yield compared with similar “safe haven” sovereign bond yields in other developed countries.

The S&P 500 Index advanced 6.42%, leading most other U.S. and non-U.S. equity indices. Large-cap U.S. growth stocks generally outperformed large-cap U.S. value, but both advanced, as well as relatively more defensive, more yield-oriented U.S. stock sectors such as utilities and REITs (real estate investment trusts). By contrast, small-cap stocks in the U.S. and non-U.S. developed country stocks across all capitalizations generally retreated. The Russell 2000 Index and the MSCI EAFE Index posted negative returns of -5.46% and -2.03%, respectively, in U.S. dollar terms, the latter affected in part by non-U.S. currency weakness compared with the dollar.

Global economic and geopolitical uncertainties could continue to support the relative appeal of the U.S. dollar and other U.S assets in coming months. But the anticipated end of the U.S. Federal Reserve’s monthly bond-buying program and the still-looming possibility of higher interest rates in 2015 point to potential U.S. market volatility ahead. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of September 30, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Investor Class	ACSNX	0.05%	0.66%	1.71%	3.15%	11/30/06
Barclays U.S. 1-3 Year Government/Credit Bond Index	—	0.36%	0.77%	1.45%	2.86%	—
Institutional Class	ACSUX	0.15%	0.86%	1.91%	3.36%	11/30/06
A Class	ACSQX					11/30/06
No sales charge*		-0.08%	0.41%	1.46%	2.89%
With sales charge*		-2.33%	-1.85%	1.00%	2.60%
C Class	ACSKX					11/30/06
No sales charge*		-0.55%	-0.34%	0.70%	2.13%
With sales charge*		-1.54%	-0.34%	0.70%	2.13%
R Class	ACSPX	-0.20%	0.26%	1.22%	2.65%	11/30/06

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 2.25% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.60%	0.40%	0.85%	1.60%	1.10%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

SEPTEMBER 30, 2014
Portfolio at a Glance
Average Duration (effective)	1.9 years
Weighted Average Life	2.3 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	56.9%
Collateralized Mortgage Obligations	13.7%
U.S. Treasury Securities	8.7%
Commercial Mortgage-Backed Securities	6.6%
Asset-Backed Securities	5.5%
U.S. Government Agency Mortgage-Backed Securities	4.8%
Municipal Securities	1.0%
Sovereign Governments and Agencies	0.1%
Temporary Cash Investments	2.8%
Other Assets and Liabilities	(0.1)%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2014 to September 30, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 4/1/14	Ending Account Value 9/30/14	Expenses Paid During Period(1)4/1/14 - 9/30/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,000.50	$3.01	0.60%
Institutional Class	$1,000	$1,001.50	$2.01	0.40%
A Class	$1,000	$999.20	$4.26	0.85%
C Class	$1,000	$994.50	$8.00	1.60%
R Class	$1,000	$998.00	$5.51	1.10%
Hypothetical
Investor Class	$1,000	$1,022.06	$3.04	0.60%
Institutional Class	$1,000	$1,023.06	$2.03	0.40%
A Class	$1,000	$1,020.81	$4.31	0.85%
C Class	$1,000	$1,017.05	$8.09	1.60%
R Class	$1,000	$1,019.55	$5.57	1.10%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

SEPTEMBER 30, 2014 (UNAUDITED)

	Principal Amount	Value
CORPORATE BONDS — 56.9%
Aerospace and Defense — 0.4%
L-3 Communications Corp., 3.95%, 11/15/16	$1,500,000	$1,577,496
Automobiles — 2.1%
American Honda Finance Corp., 1.00%, 8/11/15(1)	1,000,000	1,005,467
Daimler Finance North America LLC, 1.30%, 7/31/15(1)	750,000	754,798
Daimler Finance North America LLC, 1.25%, 1/11/16(1)	1,000,000	1,007,038
Ford Motor Credit Co. LLC, 3.875%, 1/15/15	2,000,000	2,019,340
Ford Motor Credit Co. LLC, 2.50%, 1/15/16	1,000,000	1,018,663
General Motors Co., 3.50%, 10/2/18	990,000	1,011,037
Jaguar Land Rover Automotive plc, 8.125%, 5/15/21(1)	1,000,000	1,098,750
		7,915,093
Banks — 11.1%
Akbank TAS, 3.875%, 10/24/17	1,000,000	1,009,320
Banco Bradesco SA, 4.50%, 1/12/17	1,000,000	1,051,250
Banco do Brasil SA, 3.875%, 1/23/17	1,000,000	1,032,500
Bank of America Corp., 4.50%, 4/1/15	3,260,000	3,323,785
Bank of America Corp., 3.75%, 7/12/16	1,500,000	1,566,400
Bank of America Corp., 5.75%, 8/15/16	1,500,000	1,620,990
Barclays Bank plc, 5.00%, 9/22/16	1,000,000	1,073,908
Barclays Bank plc, 6.05%, 12/4/17(1)	1,000,000	1,113,271
BBVA Banco Continental SA, 3.25%, 4/8/18(1)	1,000,000	1,018,500
Capital One Financial Corp, 3.15%, 7/15/16	1,500,000	1,553,563
Capital One Financial Corp., 1.00%, 11/6/15	1,000,000	1,003,020
China Overseas Finance Cayman IV Ltd., 4.875%, 2/15/17	1,080,000	1,141,904
Citigroup, Inc., 4.875%, 5/7/15	500,000	512,619
Citigroup, Inc., 1.25%, 1/15/16	1,000,000	1,004,303
Citigroup, Inc., 3.95%, 6/15/16	2,000,000	2,101,310
Citigroup, Inc., 5.50%, 2/15/17	1,500,000	1,627,042
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.125%, 10/13/15	500,000	508,561
Corpbanca SA, 3.125%, 1/15/18	1,000,000	1,004,539
Fifth Third Bancorp, 3.625%, 1/25/16	1,000,000	1,035,473
GLP Capital LP / GLP Financing II, Inc., 4.375%, 11/1/18	1,235,000	1,259,700
Grupo Aval Ltd., 5.25%, 2/1/17	1,000,000	1,060,000
HBOS plc, MTN, 6.75%, 5/21/18(1)	800,000	906,546
HSBC Bank plc, 3.10%, 5/24/16(1)	1,000,000	1,038,823
ICICI Bank Ltd./Dubai, 4.70%, 2/21/18	1,000,000	1,058,372
Intesa Sanpaolo SpA, 2.375%, 1/13/17	500,000	505,866
JPMorgan Chase & Co., 3.45%, 3/1/16	1,000,000	1,035,933
JPMorgan Chase & Co., 3.15%, 7/5/16	1,500,000	1,552,727
JPMorgan Chase & Co., MTN, 1.875%, 3/20/15	2,000,000	2,013,836
JPMorgan Chase Bank N.A., 5.875%, 6/13/16	500,000	540,168

7

	Principal Amount	Value
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	$1,300,000	$1,362,596
Sumitomo Mitsui Banking Corp., 1.45%, 7/19/16	1,000,000	1,008,807
Wells Fargo & Co., 3.68%, 6/15/16	1,000,000	1,045,839
Wells Fargo Bank N.A., 5.00%, 8/15/15	1,500,000	1,559,358
Wells Fargo Bank N.A., MTN, 5.60%, 3/15/16	2,400,000	2,567,522
		42,818,351
Beverages — 1.0%
Anheuser-Busch InBev Worldwide, Inc., 0.80%, 7/15/15	2,000,000	2,006,216
PepsiCo, Inc., 0.70%, 8/13/15	1,000,000	1,003,485
SABMiller Holdings, Inc., 1.85%, 1/15/15(1)	1,000,000	1,003,983
		4,013,684
Building Products — 0.2%
Masco Corp., 6.125%, 10/3/16	550,000	593,725
Capital Markets — 0.4%
DBS Bank Ltd., VRN, 3.625%, 9/21/17	1,000,000	1,033,753
Mellon Funding Corp., 5.00%, 12/1/14	500,000	503,973
		1,537,726
Chemicals — 1.0%
Ashland, Inc., 3.00%, 3/15/16	1,480,000	1,487,400
Ecolab, Inc., 2.375%, 12/8/14	1,000,000	1,003,774
Ecolab, Inc., 1.00%, 8/9/15	330,000	331,221
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	900,000	919,125
		3,741,520
Commercial Services and Supplies — 0.3%
Waste Management, Inc., 2.60%, 9/1/16	1,000,000	1,029,397
Communications Equipment — 0.1%
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17	300,000	303,745
Consumer Finance — 1.9%
American Express Credit Corp., MTN, 1.75%, 6/12/15	2,000,000	2,018,218
CIT Group, Inc., 5.00%, 5/15/17	600,000	616,500
CIT Group, Inc., 4.25%, 8/15/17	1,800,000	1,822,500
HSBC Finance Corp., 5.50%, 1/19/16	1,100,000	1,164,638
John Deere Capital Corp., 0.95%, 6/29/15	1,000,000	1,004,125
Navient LLC, MTN, 6.25%, 1/25/16	607,000	631,584
		7,257,565
Containers and Packaging — 1.0%
Ball Corp., 6.75%, 9/15/20	1,485,000	1,562,962
Crown Americas LLC / Crown Americas Capital Corp. III, 6.25%, 2/1/21	2,000,000	2,110,000
		3,672,962
Diversified Financial Services — 3.1%
Ally Financial, Inc., 8.30%, 2/12/15	620,000	633,950
Ally Financial, Inc., 2.75%, 1/30/17	1,000,000	982,500
General Electric Capital Corp., 1.00%, 12/11/15	2,000,000	2,011,440
General Electric Capital Corp., MTN, 5.00%, 1/8/16	1,000,000	1,054,325
Goldman Sachs Group, Inc. (The), 6.25%, 9/1/17	2,700,000	3,031,768

8

	Principal Amount	Value
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17	$1,000,000	$992,500
Morgan Stanley, MTN, 5.95%, 12/28/17	2,000,000	2,241,872
UBS AG, MTN, 5.875%, 7/15/16	1,000,000	1,082,930
		12,031,285
Diversified Telecommunication Services — 3.8%
AT&T, Inc., 2.50%, 8/15/15	667,000	678,436
AT&T, Inc., 0.80%, 12/1/15	1,000,000	1,001,480
AT&T, Inc., 2.95%, 5/15/16	1,000,000	1,033,122
British Telecommunications plc, 1.625%, 6/28/16	1,000,000	1,009,628
CenturyLink, Inc., 6.00%, 4/1/17	500,000	539,625
Deutsche Telekom International Finance BV, 3.125%, 4/11/16(1)	1,000,000	1,032,303
Frontier Communications Corp., 8.25%, 4/15/17	1,250,000	1,393,750
Orange SA, 2.125%, 9/16/15	730,000	739,239
Telecom Italia Capital SA, 5.25%, 10/1/15	2,000,000	2,062,500
Telefonica Emisiones SAU, 3.73%, 4/27/15	500,000	508,509
Telefonica Emisiones SAU, 3.99%, 2/16/16	1,000,000	1,040,884
Verizon Communications, Inc., 2.50%, 9/15/16	3,000,000	3,079,527
Windstream Corp., 7.875%, 11/1/17	590,000	657,112
		14,776,115
Electric Utilities — 0.1%
AES Corp. (The), 7.75%, 10/15/15	369,000	390,218
Electronic Equipment, Instruments and Components — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	500,000	552,500
Energy Equipment and Services — 0.5%
Ensco plc, 3.25%, 3/15/16	1,000,000	1,030,376
Transocean, Inc., 5.05%, 12/15/16	800,000	853,099
		1,883,475
Food and Staples Retailing — 0.6%
CVS Health Corp., 1.20%, 12/5/16	500,000	500,943
Dollar General Corp., 4.125%, 7/15/17	200,000	209,031
Safeway, Inc., 3.40%, 12/1/16	200,000	202,026
Walgreen Co., 1.00%, 3/13/15	1,500,000	1,503,931
		2,415,931
Food Products — 1.5%
ConAgra Foods, Inc., 1.30%, 1/25/16	1,000,000	1,004,328
Kraft Foods Group, Inc., 1.625%, 6/4/15	2,000,000	2,015,170
Mondelez International, Inc., 4.125%, 2/9/16	1,865,000	1,944,951
Tyson Foods, Inc., 6.60%, 4/1/16	750,000	811,739
		5,776,188
Gas Utilities — 2.1%
Access Midstream Partners LP / ACMP Finance Corp., 5.875%, 4/15/21	1,035,000	1,097,100
El Paso Pipeline Partners Operating Co. LLC, 4.10%, 11/15/15	800,000	826,990
Enterprise Products Operating LLC, 5.60%, 10/15/14	1,000,000	1,001,897
Enterprise Products Operating LLC, 1.25%, 8/13/15	670,000	673,288
Kinder Morgan Energy Partners LP, 3.50%, 3/1/16	1,250,000	1,292,871

9

	Principal Amount	Value
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	$1,200,000	$1,272,000
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.875%, 2/1/21	480,000	514,800
Williams Partners LP, 3.80%, 2/15/15	1,300,000	1,314,521
		7,993,467
Health Care Equipment and Supplies — 0.7%
Biomet, Inc., 6.50%, 8/1/20	855,000	908,437
Covidien International Finance SA, 1.35%, 5/29/15	1,000,000	1,005,627
Mallinckrodt International Finance SA, 3.50%, 4/15/18	840,000	816,900
		2,730,964
Health Care Providers and Services — 2.3%
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	971,000	1,000,130
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	855,000	889,200
Express Scripts Holding Co., 2.75%, 11/21/14	750,000	752,356
Express Scripts Holding Co., 2.10%, 2/12/15	1,500,000	1,508,713
HCA, Inc., 3.75%, 3/15/19	1,500,000	1,470,000
Healthsouth Corp., 8.125%, 2/15/20	815,000	863,900
Tenet Healthcare Corp., 6.25%, 11/1/18	620,000	661,075
UnitedHealth Group, Inc., 0.85%, 10/15/15	1,000,000	1,003,218
Universal Health Services, Inc., 7.125%, 6/30/16	290,000	317,188
Universal Health Services, Inc., 3.75%, 8/1/19(1)	500,000	499,375
		8,965,155
Hotels, Restaurants and Leisure — 0.3%
Carnival Corp., 1.20%, 2/5/16	650,000	652,252
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	650,000	693,062
		1,345,314
Household Durables — 1.0%
D.R. Horton, Inc., 3.625%, 2/15/18	1,250,000	1,242,187
Lennar Corp., 4.75%, 12/15/17	1,000,000	1,033,750
Toll Brothers Finance Corp., 4.00%, 12/31/18	680,000	680,850
Weyerhaeuser Real Estate Co., 4.375%, 6/15/19(1)	500,000	490,625
Whirlpool Corp., 1.35%, 3/1/17	500,000	498,550
		3,945,962
Household Products — 0.7%
Jarden Corp., 7.50%, 5/1/17	1,350,000	1,481,625
Spectrum Brands, Inc., 6.75%, 3/15/20	1,250,000	1,306,250
		2,787,875
Industrial Conglomerates — 0.3%
Bombardier, Inc., 7.50%, 3/15/18(1)	600,000	658,500
Schaeffler Finance BV, 7.75%, 2/15/17(1)	585,000	639,112
		1,297,612
Insurance — 0.7%
Hartford Financial Services Group, Inc., 5.50%, 10/15/16	400,000	434,631
Hartford Financial Services Group, Inc., 5.375%, 3/15/17	410,000	448,011
International Lease Finance Corp., 4.875%, 4/1/15	600,000	610,125
Metropolitan Life Global Funding I, 1.70%, 6/29/15(1)	1,000,000	1,009,920
		2,502,687

10

	Principal Amount	Value
IT Services — 0.7%
Computer Sciences Corp., 2.50%, 9/15/15	$1,000,000	$1,015,296
Fidelity National Information Services, Inc., 1.45%, 6/5/17	1,500,000	1,492,330
		2,507,626
Life Sciences Tools and Services — 0.2%
Thermo Fisher Scientific, Inc., 1.30%, 2/1/17	600,000	598,544
Machinery — 0.5%
Caterpillar, Inc., 0.95%, 6/26/15	1,000,000	1,004,333
Oshkosh Corp., 8.50%, 3/1/20	1,000,000	1,060,000
		2,064,333
Marine — 0.3%
DP World Sukuk Ltd., 6.25%, 7/2/17	1,080,000	1,185,246
Media — 2.0%
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.50%, 3/1/16	1,295,000	1,340,768
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 2.40%, 3/15/17	1,000,000	1,022,998
Discovery Communications LLC, 3.70%, 6/1/15	500,000	510,718
DISH DBS Corp., 7.125%, 2/1/16	600,000	637,500
Embarq Corp., 7.08%, 6/1/16	1,000,000	1,089,450
Time Warner, Inc., 3.15%, 7/15/15	1,250,000	1,274,996
Time Warner, Inc., 5.875%, 11/15/16	1,000,000	1,097,699
Univision Communications, Inc., 6.875%, 5/15/19(1)	850,000	888,250
		7,862,379
Metals and Mining — 1.2%
ArcelorMittal, 4.25%, 2/25/15	1,100,000	1,109,625
FMG Resources August 2006 Pty Ltd., 6.00%, 4/1/17(1)	1,390,000	1,404,769
Glencore Funding LLC, 1.70%, 5/27/16(1)	1,000,000	1,007,130
Xstrata Canada Financial Corp., 2.85%, 11/10/14(1)	1,000,000	1,002,272
		4,523,796
Multi-Utilities — 1.9%
CMS Energy Corp., 4.25%, 9/30/15	1,060,000	1,095,497
Dominion Resources, Inc., 2.25%, 9/1/15	1,000,000	1,011,820
Dominion Resources, Inc., VRN, 7.50%, 6/30/16	500,000	533,575
DPL, Inc., 6.50%, 10/15/16	1,000,000	1,062,500
GenOn Energy, Inc., 7.875%, 6/15/17	675,000	690,188
NextEra Energy Capital Holdings, Inc., 1.20%, 6/1/15	1,000,000	1,004,328
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	500,000	547,611
NRG Energy, Inc., 7.625%, 1/15/18	595,000	655,988
Sempra Energy, 6.50%, 6/1/16	750,000	818,614
		7,420,121
Multiline Retail — 0.2%
Macy's Retail Holdings, Inc., 5.90%, 12/1/16	800,000	879,983
Office Electronics — 0.1%
Xerox Corp., 4.25%, 2/15/15	500,000	506,895
Oil, Gas and Consumable Fuels — 4.4%
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	875,000	903,438
Anadarko Petroleum Corp., 5.95%, 9/15/16	400,000	436,495

11

	Principal Amount	Value
CNOOC Finance 2013 Ltd., 1.125%, 5/9/16	$1,000,000	$1,001,117
CNOOC Nexen Finance 2014 ULC, 1.625%, 4/30/17	1,000,000	1,000,974
Concho Resources, Inc., 7.00%, 1/15/21	1,000,000	1,072,500
EOG Resources, Inc., 2.95%, 6/1/15	400,000	406,876
Gazprom OAO Via Gaz Capital SA, MTN, 6.21%, 11/22/16	1,080,000	1,126,980
Marathon Petroleum Corp., 3.50%, 3/1/16	985,000	1,019,277
Newfield Exploration Co., 6.875%, 2/1/20	1,000,000	1,047,500
Peabody Energy Corp., 7.375%, 11/1/16	590,000	628,350
Peabody Energy Corp., 6.00%, 11/15/18	585,000	576,225
Petrobras Global Finance BV, 2.00%, 5/20/16	1,000,000	1,002,450
Petrobras Global Finance BV, 3.25%, 3/17/17	1,000,000	1,014,470
Petrobras International Finance Co., 3.50%, 2/6/17	740,000	754,711
Petrobras International Finance Co., 2.875%, 2/6/15	1,000,000	1,006,600
Phillips 66, 1.95%, 3/5/15	1,000,000	1,006,482
Plains Exploration & Production Co., 6.125%, 6/15/19	650,000	713,375
Range Resources Corp., 6.75%, 8/1/20	870,000	915,675
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20	1,250,000	1,312,500
		16,945,995
Pharmaceuticals — 2.1%
AbbVie, Inc., 1.75%, 11/6/17	1,000,000	997,418
Mylan, Inc., 1.80%, 6/24/16	1,000,000	1,012,038
Mylan, Inc., 1.35%, 11/29/16	690,000	690,226
Mylan, Inc., 7.875%, 7/15/20(1)	2,000,000	2,170,358
Perrigo Co. plc, 1.30%, 11/8/16(1)	1,500,000	1,502,029
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	500,000	528,750
Zoetis, Inc., 1.15%, 2/1/16	1,000,000	1,002,445
		7,903,264
Real Estate Investment Trusts (REITs) — 1.8%
American Tower Corp., 4.625%, 4/1/15	600,000	612,048
Boston Properties LP, 5.00%, 6/1/15	900,000	926,565
HCP, Inc., 3.75%, 2/1/16	600,000	623,176
HCP, Inc., 6.00%, 1/30/17	900,000	994,663
Health Care REIT, Inc., 3.625%, 3/15/16	650,000	674,695
Hospitality Properties Trust, 5.625%, 3/15/17	1,000,000	1,084,682
Reckson Operating Partnership LP, 6.00%, 3/31/16	800,000	852,073
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	1,200,000	1,232,534
		7,000,436
Road and Rail — 0.2%
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(1)	620,000	632,796
Semiconductors and Semiconductor Equipment — 0.4%
NXP BV / NXP Funding LLC, 3.50%, 9/15/16(1)	660,000	663,300
NXP BV / NXP Funding LLC, 3.75%, 6/1/18(1)	1,000,000	987,500
		1,650,800
Software†
Adobe Systems, Inc., 3.25%, 2/1/15	100,000	100,906

12

	Principal Amount	Value
Specialty Retail — 1.2%
Hertz Corp. (The), 4.25%, 4/1/18	$390,000	$385,125
Hertz Corp. (The), 6.75%, 4/15/19	1,160,000	1,203,500
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	1,335,000	1,421,775
United Rentals North America, Inc., 5.75%, 7/15/18	1,380,000	1,445,550
		4,455,950
Technology Hardware, Storage and Peripherals — 0.8%
Dell, Inc., 2.30%, 9/10/15	210,000	211,575
Dell, Inc., 3.10%, 4/1/16	445,000	449,450
Hewlett-Packard Co., 2.65%, 6/1/16	1,500,000	1,541,371
Seagate HDD Cayman, 6.875%, 5/1/20	1,000,000	1,062,500
		3,264,896
Textiles, Apparel and Luxury Goods — 0.3%
Hanesbrands, Inc., 6.375%, 12/15/20	1,001,000	1,061,060
Tobacco — 0.2%
Altria Group, Inc., 4.125%, 9/11/15	800,000	825,874
Wireless Telecommunication Services — 1.1%
America Movil SAB de CV, 2.375%, 9/8/16	1,000,000	1,022,620
Sprint Communications, 6.00%, 12/1/16	1,500,000	1,580,625
T-Mobile USA, Inc., 6.46%, 4/28/19	1,500,000	1,561,875
		4,165,120
TOTAL CORPORATE BONDS (Cost $219,689,991)		219,412,032
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 13.7%
Private Sponsor Collateralized Mortgage Obligations — 10.1%
Banc of America Funding Corp., Series 2004-2, Class 3A1, 5.50%, 9/20/34	540,359	560,040
Banc of America Mortgage Securities, Inc., Series 2003-L, Class 2A2, VRN, 2.81%, 10/1/14	786,845	790,005
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	98,792	101,454
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	319,314	334,445
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A16, 5.625%, 3/25/37	554,748	517,899
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.65%, 10/1/14	336,540	339,204
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.37%, 10/1/14	1,057,518	1,067,006
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.18%, 10/1/14	994,983	995,035
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.21%, 10/1/14	159,609	158,454
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-35, Class 1A3 SEQ, 5.00%, 9/25/18	91,037	93,876
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	383,468	405,740
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	283,023	304,182
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	9,674	9,483

13

	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.53%, 10/1/14	$34,714	$34,830
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.15%, 10/1/14	708,759	697,114
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.54%, 10/1/14	1,173,534	1,026,818
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.65%, 10/1/14	385,956	386,429
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.61%, 10/1/14	314,043	315,518
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.66%, 10/1/14	1,107,003	1,119,024
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	122,136	123,274
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.53%, 10/1/14	905,195	888,206
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.64%, 10/1/14	671,502	687,641
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	186,684	196,640
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.47%, 10/1/14	1,079,705	1,066,590
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class AS SEQ, 3.21%, 2/15/46	1,024,000	1,007,805
Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A2, VRN, 2.43%, 10/1/14	518,798	521,242
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.39%, 10/1/14	429,301	433,170
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.41%, 10/1/14	789,730	790,883
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A14, 5.25%, 1/25/34	260,301	278,572
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.64%, 10/1/14	258,885	262,519
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.62%, 10/1/14	614,614	631,590
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.61%, 10/1/14	1,028,144	1,050,074
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	353,547	344,317
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	59,105	60,524
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.61%, 10/1/14	603,928	617,469
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.61%, 10/1/14	811,763	834,220
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.61%, 10/1/14	929,500	941,452
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.35%, 10/1/14	51,449	52,858
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.60%, 10/1/14	573,948	589,861
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.61%, 10/1/14	894,335	907,162
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	304,179	323,020

14

	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-11, Class A9 SEQ, 6.50%, 9/25/36	$658,489	$653,702
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	79,695	80,369
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	836,569	849,612
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A9 SEQ, 6.00%, 7/25/36	780,798	792,971
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 1A1, VRN, 5.56%, 10/1/14	1,185,846	1,162,559
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 2.61%, 10/1/14	1,023,233	1,004,434
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A4 SEQ, VRN, 2.61%, 10/1/14	451,048	442,765
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A5 SEQ, VRN, 2.61%, 10/1/14	451,048	442,765
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 2.61%, 10/1/14	1,056,702	1,037,296
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 2.49%, 10/1/14	433,521	408,006
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 2.63%, 10/1/14	270,377	256,279
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.62%, 10/1/14	202,640	188,722
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 2.49%, 10/1/14	1,341,975	1,266,122
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.45%, 10/1/14	970,736	966,397
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 2.61%, 10/1/14	875,715	879,306
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR3, Class A1, VRN, 2.63%, 10/1/14	627,760	604,324
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 2.62%, 10/1/14	1,572,531	1,518,471
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A5, 6.00%, 7/25/37	208,655	205,604
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	558,097	558,022
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-12, Class A7, 5.50%, 9/25/37	396,069	407,586
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	994,871	1,015,932
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	207,566	215,573
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	392,251	394,577
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	542,556	563,074
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	68,104	70,643
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	978,478	969,473
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	183,657	194,193
		39,014,422

15

	Principal Amount	Value
U.S. Government Agency Collateralized Mortgage Obligations — 3.6%
FHLMC, Series 2430, Class QC, 5.50%, 2/15/17	$5,899	$5,907
FHLMC, Series 2706, Class BL SEQ, 3.50%, 11/15/18	414,310	430,200
FHLMC, Series 2899, Class HA SEQ, 4.00%, 5/15/19	85,309	86,396
FHLMC, Series 3831, Class CG, 3.00%, 10/15/18	583,013	600,618
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	313,837	327,188
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	1,779,349	1,855,592
FNMA, Series 2003-128, Class NG, 4.00%, 1/25/19	399,837	416,884
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	979,282	1,020,859
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	991,106	1,036,214
FNMA, Series 2006-60, Class KF, VRN, 0.45%, 10/25/14	1,668,772	1,675,443
FNMA, Series 2009-33, Class FB, VRN, 0.97%, 10/25/14	2,287,117	2,330,304
FNMA, Series 2009-87, Class HF, VRN, 1.00%, 10/25/14	888,688	903,752
FNMA, Series 2010-50, Class AB SEQ, 2.50%, 1/25/24	271,301	273,703
FNMA, Series 2011-3, Class EL, 3.00%, 5/25/20	420,659	433,647
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	2,500,000	2,498,886
		13,895,593
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $52,131,420)		52,910,015
U.S. TREASURY SECURITIES — 8.7%
U.S. Treasury Notes, 0.375%, 11/15/15(3)	1,400,000	1,402,953
U.S. Treasury Notes, 0.625%, 12/15/16	18,000,000	17,963,442
U.S. Treasury Notes, 0.75%, 3/15/17	11,700,000	11,679,431
U.S. Treasury Notes, 0.875%, 1/31/18	2,400,000	2,368,781
TOTAL U.S. TREASURY SECURITIES (Cost $33,385,792)		33,414,607
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 6.6%
BAMLL Commercial Mortgage Securities Trust, Series 2014-ICTS, Class B, VRN, 1.25%, 10/15/14(1)	1,625,000	1,625,457
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 10/1/14	1,002,904	1,027,840
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 10/1/14	450,000	469,176
BBCMS Trust, Series 2013-TYSN, Class A2 SEQ, 3.76%, 9/5/32(1)	1,400,000	1,469,928
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 0.95%, 10/15/14(1)	1,675,000	1,677,637
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 10/1/14	462,157	463,084
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	782,947	791,305
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	1,402,817	1,414,108
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class B, 4.05%, 4/10/34(1)	1,458,000	1,527,964
Irvine Core Office Trust, Series 2013-IRV, Class A1 SEQ, 2.07%, 5/15/48(1)	2,651,737	2,607,130
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4, SEQ, 4.57%, 1/15/31	114,408	117,603
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	983,983	987,651
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 10/11/14	700,000	721,539

16

	Principal Amount	Value
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 10/11/14	$600,000	$626,435
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	1,273,331	1,274,896
Morgan Stanley Capital I, Series 2005-T19, Class A4A SEQ, 4.89%, 6/12/47	2,016,480	2,052,827
Morgan Stanley Capital I, Series 2014-CPT, Class A, VRN, 3.35%, 10/1/14(1)	975,000	999,287
Morgan Stanley Capital I, Series 2014-CPT, Class C, VRN, 3.56%, 10/1/14(1)	1,000,000	1,011,605
VNDO Mortgage Trust, Series 2013-PENN, Class A SEQ, 3.81%, 12/13/29(1)	800,000	839,821
VNDO Mortgage Trust, Series 2013-PENN, Class D, VRN, 4.08%, 10/1/14(1)	590,000	596,343
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	585,088	584,530
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AJ, VRN, 5.33%, 10/1/14	2,500,000	2,570,866
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $25,712,147)		25,457,032
ASSET-BACKED SECURITIES(2) — 5.5%
Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class A SEQ, 3.15%, 3/20/17(1)	975,000	1,002,589
Avis Budget Rental Car Funding AESOP LLC, Series 2011-2A, Class B, 3.65%, 11/20/14(1)	500,000	501,313
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class B, 3.66%, 2/20/20(1)	450,000	458,017
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.83%, 2/15/16	345,462	347,241
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A1 SEQ, 0.90%, 4/15/18	605,710	607,403
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.40%, 10/15/14	1,225,000	1,220,181
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.58%, 10/7/14(1)	1,350,000	1,349,199
Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.51%, 10/15/14	1,100,000	1,101,652
Entergy Texas Restoration Funding LLC, Series 2009-A, Class A1 SEQ, 2.12%, 2/1/16	75,706	76,120
Enterprise Fleet Financing LLC, Series 2012-2, Class A2 SEQ, 0.72%, 4/20/18(1)	970,151	970,733
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(1)	650,000	650,146
Hertz Fleet Lease Funding LP, Series 2013-3, Class A, VRN, 0.70%, 10/10/14(1)	1,000,000	1,001,926
Hertz Fleet Lease Funding LP, Series 2014-1, Class B, VRN, 0.90%, 10/10/14(1)	1,000,000	1,000,537
Hertz Fleet Lease Funding LP, Series 2014-1, Class C, VRN, 1.30%, 10/10/14(1)	1,000,000	1,000,602
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	368,091	370,484
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	1,189,422	1,179,707
Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.07%, 11/25/26(1)	839,592	829,652
Hyundai Auto Receivables Trust, Series 2014-A, Class C, 2.02%, 8/15/19	1,400,000	1,384,938
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	975,000	974,143
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	1,618,179	1,626,671
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/20/31(1)(4)	2,850,000	2,849,594

17

	Principal Amount	Value
TAL Advantage LLC, Series 2014-1A, Class A, 3.51%, 2/22/39(1)	$800,417	$809,233
TOTAL ASSET-BACKED SECURITIES (Cost $21,346,888)		21,312,081
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 4.8%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 4.8%
FHLMC, VRN, 1.74%, 10/15/14	345,185	349,752
FHLMC, VRN, 1.84%, 10/15/14	739,388	752,032
FHLMC, VRN, 1.97%, 10/15/14	518,193	531,370
FHLMC, VRN, 1.98%, 10/15/14	646,569	658,985
FHLMC, VRN, 2.08%, 10/15/14	1,225,841	1,234,911
FHLMC, VRN, 2.35%, 10/15/14	742,806	740,823
FHLMC, VRN, 2.375%, 10/15/14	1,204,343	1,290,875
FHLMC, VRN, 2.40%, 10/15/14	219,945	236,416
FHLMC, VRN, 2.41%, 10/15/14	119,345	127,745
FHLMC, VRN, 2.55%, 10/15/14	622,566	654,846
FHLMC, VRN, 2.66%, 10/15/14	974,988	1,007,707
FHLMC, VRN, 3.30%, 10/15/14	445,050	468,028
FHLMC, VRN, 3.55%, 10/15/14	611,134	651,642
FHLMC, VRN, 3.79%, 10/15/14	937,411	986,553
FHLMC, VRN, 4.08%, 10/15/14	305,874	323,054
FHLMC, VRN, 4.34%, 10/15/14	613,235	645,288
FHLMC, VRN, 5.13%, 10/15/14	510,495	544,126
FHLMC, VRN, 5.40%, 10/15/14	360,317	382,703
FHLMC, VRN, 6.12%, 10/15/14	165,081	175,819
FNMA, VRN, 1.90%, 10/25/14	757,469	805,831
FNMA, VRN, 1.92%, 10/25/14	777,839	821,063
FNMA, VRN, 1.94%, 10/25/14	998,308	1,053,333
FNMA, VRN, 1.94%, 10/25/14	786,124	839,445
FNMA, VRN, 2.19%, 10/25/14	353,827	379,645
FNMA, VRN, 2.24%, 10/25/14	114,858	123,018
FNMA, VRN, 2.34%, 10/25/14	13,370	14,304
FNMA, VRN, 3.04%, 10/25/14	1,028,752	1,063,701
FNMA, VRN, 3.34%, 10/25/14	220,129	235,983
FNMA, VRN, 3.36%, 10/25/14	908,459	943,309
FNMA, VRN, 5.27%, 10/25/14	379,535	404,377
		18,446,684
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, 5.50%, 12/1/36	5,694	6,331
FNMA, 5.00%, 7/1/20	40,603	43,284
FNMA, 5.50%, 7/1/36	7,631	8,525
		58,140
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $18,395,221)		18,504,824
MUNICIPAL SECURITIES — 1.0%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/19	1,930,000	1,530,895
Puerto Rico Electric Power Authority Rev., Series 2007 TT, 5.00%, 7/1/18	365,000	219,851

18

	Principal Amount/Shares	Value
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.00%, 7/1/18	$370,000	$222,862
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/18	1,870,000	1,126,301
Puerto Rico GO, Series 2008 A, 5.50%, 7/1/18	405,000	359,097
Puerto Rico GO, Series 2011 D, (Public Improvement), 5.00%, 7/1/19	275,000	232,419
TOTAL MUNICIPAL SECURITIES (Cost $4,749,190)		3,691,425
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.1%
Brazil — 0.1%
Brazilian Government International Bond, 6.00%, 1/17/17 (Cost $548,329)	500,000	547,500
TEMPORARY CASH INVESTMENTS — 2.8%
BNP Paribas Finance, Inc., 0.01%, 10/1/14(5)	4,790,000	4,789,987
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 3.125%, 11/30/15 - 5/15/19, valued at $896,809), in a joint trading account at 0.00%, dated 9/30/14, due 10/1/14 (Delivery value $878,834)		878,834
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.375%, 8/31/15, valued at $717,710), in a joint trading account at 0.01%, dated 9/30/14, due 10/1/14 (Delivery value $703,068)		703,068
SSgA U.S. Government Money Market Fund, Class N	4,324,693	4,324,693
TOTAL TEMPORARY CASH INVESTMENTS (Cost $10,696,596)		10,696,582
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $386,655,574)		385,946,098
OTHER ASSETS AND LIABILITIES — (0.1)%		(253,993)
TOTAL NET ASSETS — 100.0%		$385,692,105

19

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	468,701	USD	433,869	Barclays Bank plc	11/21/14	$(24,953)
USD	855,242	AUD	950,000	JPMorgan Chase Bank N.A.	11/21/14	26,419
CAD	328,063	USD	300,000	JPMorgan Chase Bank N.A.	11/21/14	(7,426)
CAD	827,564	USD	750,000	JPMorgan Chase Bank N.A.	11/21/14	(11,960)
CAD	418,753	USD	381,625	UBS AG	11/21/14	(8,171)
USD	1,450,000	CAD	1,602,227	JPMorgan Chase Bank N.A.	11/21/14	21,098
USD	700,000	CAD	776,058	JPMorgan Chase Bank N.A.	11/21/14	7,894
CHF	653,771	USD	700,000	JPMorgan Chase Bank N.A.	11/21/14	(14,922)
CHF	326,681	USD	350,000	UBS AG	11/21/14	(7,675)
USD	400,000	CHF	375,141	JPMorgan Chase Bank N.A.	11/21/14	6,895
USD	1,830,768	CHF	1,673,542	Westpac Group	11/21/14	77,085
USD	106,643	CLP	63,297,947	Barclays Bank plc	11/21/14	1,269
CZK	6,373,938	USD	300,000	Barclays Bank plc	11/21/14	(7,005)
CZK	1,095,385	USD	52,090	Barclays Bank plc	11/21/14	(1,737)
USD	850,000	CZK	17,928,413	UBS AG	11/21/14	25,873
EUR	250,000	USD	324,325	JPMorgan Chase Bank N.A.	11/21/14	(8,454)
EUR	700,000	USD	906,876	JPMorgan Chase Bank N.A.	11/21/14	(22,437)
USD	2,767,734	EUR	2,099,958	Westpac Group	11/21/14	114,470
GBP	550,000	USD	911,974	Deutsche Bank	11/21/14	(20,729)
GBP	250,000	USD	405,606	JPMorgan Chase Bank N.A.	11/21/14	(494)
GBP	900,000	USD	1,459,634	JPMorgan Chase Bank N.A.	11/21/14	(1,233)
USD	979,775	GBP	600,000	Barclays Bank plc	11/21/14	7,508
USD	745,095	GBP	450,128	Deutsche Bank	11/21/14	15,687
USD	1,316,158	GBP	800,000	JPMorgan Chase Bank N.A.	11/21/14	19,802
USD	567,921	GBP	350,000	JPMorgan Chase Bank N.A.	11/21/14	764
USD	2,929,577	JPY	304,779,109	Barclays Bank plc	11/21/14	149,709
USD	450,000	JPY	48,930,075	JPMorgan Chase Bank N.A.	11/21/14	3,712
KRW	1,167,411,348	USD	1,147,671	Westpac Group	11/21/14	(46,879)
USD	650,000	KRW	676,650,000	Westpac Group	11/21/14	11,963
NOK	7,873,876	USD	1,271,552	Deutsche Bank	11/21/14	(48,145)
USD	550,000	NOK	3,526,095	Barclays Bank plc	11/21/14	2,131
USD	450,000	NOK	2,835,122	Deutsche Bank	11/21/14	9,492
USD	49,003	SEK	340,913	Deutsche Bank	11/21/14	1,767
USD	600,000	SEK	4,199,475	UBS AG	11/21/14	18,132
SGD	1,493,440	USD	1,194,465	UBS AG	11/21/14	(23,812)
USD	1,100,000	SGD	1,394,800	UBS AG	11/21/14	6,667
TWD	17,880,000	USD	600,000	Westpac Group	11/21/14	(11,291)
USD	1,014,914	TWD	30,244,450	Westpac Group	11/21/14	19,099
						$280,113

20

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
209	U.S. Treasury 2-Year Notes	December 2014	$45,738,344	$(4,595)

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
78	U.S. Treasury 5-Year Notes	December 2014	$9,224,110	$6,043

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CZK	-	Czech Koruna
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GO	-	General Obligation
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
†     Category is less than 0.05% of total net assets.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $52,019,740, which represented 13.5% of total net assets.

(2)	Final maturity date indicated, unless otherwise noted.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $54,114.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(5)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

21

Statement of Assets and Liabilities

SEPTEMBER 30, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $386,655,574)	$385,946,098
Receivable for investments sold	2,812,502
Receivable for capital shares sold	678,442
Unrealized appreciation on forward foreign currency exchange contracts	547,436
Interest receivable	2,544,957
392,529,435

Liabilities
Payable for investments purchased	5,222,203
Payable for capital shares redeemed	1,057,582
Payable for variation margin on futures contracts	2,875
Unrealized depreciation on forward foreign currency exchange contracts	267,323
Accrued management fees	186,735
Distribution and service fees payable	36,510
Dividends payable	64,102
6,837,330

Net Assets	$385,692,105

Net Assets Consist of:
Capital paid in	$389,428,582
Distributions in excess of net investment income	(338,791)
Accumulated net realized loss	(2,969,771)
Net unrealized depreciation	(427,915)
$385,692,105

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$247,871,598	23,993,452	$10.33
Institutional Class	$37,778,104	3,657,329	$10.33
A Class	$73,884,691	7,152,607	$10.33*
C Class	$24,734,262	2,393,300	$10.33
R Class	$1,423,450	137,725	$10.34
*Maximum offering price $10.57 (net asset value divided by 0.9775).

See Notes to Financial Statements.

22

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$4,666,433

Expenses:
Management fees	1,228,252
Distribution and service fees:
A Class	105,854
C Class	137,321
R Class	3,746
Trustees' fees and expenses	12,736
Other expenses	69
1,487,978

Net investment income (loss)	3,178,455

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(860,143)
Futures contract transactions	(137,421)
Foreign currency transactions	(157,699)
(1,155,263)

Change in net unrealized appreciation (depreciation) on:
Investments	(2,346,688)
Futures contracts	(208,855)
Translation of assets and liabilities in foreign currencies	517,861
(2,037,682)

Net realized and unrealized gain (loss)	(3,192,945)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(14,490)

See Notes to Financial Statements.

23

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED) AND YEAR ENDED MARCH 31, 2014
Increase (Decrease) in Net Assets	September 30, 2014	March 31, 2014
Operations
Net investment income (loss)	$3,178,455	$4,775,016
Net realized gain (loss)	(1,155,263)	(609,639)
Change in net unrealized appreciation (depreciation)	(2,037,682)	(3,309,968)
Net increase (decrease) in net assets resulting from operations	(14,490)	855,409

Distributions to Shareholders
From net investment income:
Investor Class	(2,488,092)	(4,082,734)
Institutional Class	(394,060)	(664,491)
A Class	(665,843)	(1,050,093)
C Class	(113,056)	(102,646)
R Class	(9,925)	(14,538)
From net realized gains:
Investor Class	—	(190,862)
Institutional Class	—	(29,455)
A Class	—	(60,249)
C Class	—	(20,920)
R Class	—	(1,065)
Decrease in net assets from distributions	(3,670,976)	(6,217,053)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(65,703,344)	(20,173,020)

Net increase (decrease) in net assets	(69,388,810)	(25,534,664)

Net Assets
Beginning of period	455,080,915	480,615,579
End of period	$385,692,105	$455,080,915

Undistributed (distributions in excess of) net investment income	$(338,791)	$153,730
See Notes to Financial Statements.

24

Notes to Financial Statements

SEPTEMBER 30, 2014 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short Duration Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek to maximize total return. As a secondary objective, the fund seeks a high level of income.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

25

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

26

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 6% of the shares of the fund.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2925% to 0.4100%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended September 30, 2014 was 0.60% for the Investor Class, A Class, C Class and R Class and 0.40% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2014 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the trustees during the six months ended September 30, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended September 30, 2014 totaled $117,833,283, of which $33,003,876 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended September 30, 2014 totaled $185,305,097, of which $102,534,268 represented U.S. Treasury and Government Agency obligations.

27

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2014		Year ended March 31, 2014
	Shares	Amount	Shares	Amount
Investor Class
Sold	5,707,692	$59,290,643	19,332,645	$202,188,070
Issued in reinvestment of distributions	216,650	2,247,626	347,853	3,635,593
Redeemed	(10,081,028)	(104,729,142)	(19,279,624)	(201,484,206)
	(4,156,686)	(43,190,873)	400,874	4,339,457
Institutional Class
Sold	912,049	9,475,623	2,653,540	27,725,790
Issued in reinvestment of distributions	37,712	391,238	66,409	693,933
Redeemed	(1,057,571)	(10,981,859)	(2,677,985)	(27,961,207)
	(107,810)	(1,114,998)	41,964	458,516
A Class
Sold	944,406	9,815,362	5,226,320	54,634,251
Issued in reinvestment of distributions	49,376	512,343	87,372	913,099
Redeemed	(2,610,241)	(27,091,055)	(7,396,727)	(77,405,988)
	(1,616,459)	(16,763,350)	(2,083,035)	(21,858,638)
C Class
Sold	106,861	1,110,551	1,382,196	14,459,100
Issued in reinvestment of distributions	8,284	85,987	8,803	91,958
Redeemed	(544,376)	(5,654,219)	(1,669,061)	(17,455,721)
	(429,231)	(4,457,681)	(278,062)	(2,904,663)
R Class
Sold	26,326	274,003	89,233	933,918
Issued in reinvestment of distributions	938	9,736	1,484	15,525
Redeemed	(44,209)	(460,181)	(110,777)	(1,157,135)
	(16,945)	(176,442)	(20,060)	(207,692)
Net increase (decrease)	(6,327,131)	$(65,703,344)	(1,938,319)	$(20,173,020)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

28

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$219,412,032	—
Collateralized Mortgage Obligations	—	52,910,015	—
U.S. Treasury Securities	—	33,414,607	—
Commercial Mortgage-Backed Securities	—	25,457,032	—
Asset-Backed Securities	—	21,312,081	—
U.S. Government Agency Mortgage-Backed Securities	—	18,504,824	—
Municipal Securities	—	3,691,425	—
Sovereign Governments and Agencies	—	547,500	—
Temporary Cash Investments	$4,324,693	6,371,889	—
	$4,324,693	$381,621,405	—
Other Financial Instruments
Futures Contracts	$6,043	—	—
Forward Foreign Currency Exchange Contracts	—	$547,436	—
	$6,043	$547,436	—

Liabilities
Other Financial Instruments
Futures Contracts	$(4,595)	—	—
Forward Foreign Currency Exchange Contracts	—	$(267,323)	—
	$(4,595)	$(267,323)	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was 42,267,070 contracts.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and

29

change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 571 contracts.

Value of Derivative Instruments as of September 30, 2014

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$547,436	Unrealized depreciation on forward foreign currency exchange contracts	$267,323
Interest Rate Risk	Receivable for variation margin on futures contracts *	—	Payable for variation margin on futures contracts *	2,875
		$547,436		$270,198

*	Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2014

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	$(157,699)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	$517,861
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(137,421)	Change in net unrealized appreciation (depreciation) on futures contracts	(208,855)
		$(295,120)		$309,006

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

30

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$386,655,927
Gross tax appreciation of investments	$2,295,138
Gross tax depreciation of investments	(3,004,967)
Net tax appreciation (depreciation) of investments	$(709,829)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2014, the fund had accumulated short-term capital losses of $(1,688,599) and accumulated long-term capital losses of $(137,430), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

31

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(3)	$10.42	0.08	(0.07)	0.01	(0.10)	—	(0.10)	$10.33	0.05%	0.60%(4)	1.59%(4)	28%	$247,872
2014	$10.54	0.12	(0.09)	0.03	(0.14)	(0.01)	(0.15)	$10.42	0.28%	0.60%	1.11%	94%	$293,408
2013	$10.50	0.10	0.07	0.17	(0.12)	(0.01)	(0.13)	$10.54	1.61%	0.60%	0.99%	77%	$292,484
2012	$10.51	0.15	0.11	0.26	(0.27)	—	(0.27)	$10.50	2.52%	0.61%	1.48%	100%	$193,624
2011	$10.46	0.19	0.07	0.26	(0.20)	(0.01)	(0.21)	$10.51	2.48%	0.61%	1.77%	72%	$179,159
2010	$10.26	0.23	0.27	0.50	(0.24)	(0.06)	(0.30)	$10.46	4.98%	0.61%	2.25%	111%	$93,643
Institutional Class
2014(3)	$10.42	0.09	(0.07)	0.02	(0.11)	—	(0.11)	$10.33	0.15%	0.40%(4)	1.79%(4)	28%	$37,778
2014	$10.54	0.14	(0.09)	0.05	(0.16)	(0.01)	(0.17)	$10.42	0.48%	0.40%	1.31%	94%	$39,239
2013	$10.50	0.12	0.07	0.19	(0.14)	(0.01)	(0.15)	$10.54	1.81%	0.40%	1.19%	77%	$39,236
2012	$10.51	0.18	0.10	0.28	(0.29)	—	(0.29)	$10.50	2.72%	0.41%	1.68%	100%	$19,492
2011	$10.46	0.20	0.08	0.28	(0.22)	(0.01)	(0.23)	$10.51	2.69%	0.41%	1.97%	72%	$44,932
2010	$10.26	0.25	0.27	0.52	(0.26)	(0.06)	(0.32)	$10.46	5.19%	0.41%	2.45%	111%	$1,348

32

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2014(3)	$10.42	0.07	(0.08)	(0.01)	(0.08)	—	(0.08)	$10.33	(0.08)%	0.85%(4)	1.34%(4)	28%	$73,885
2014	$10.54	0.09	(0.08)	0.01	(0.12)	(0.01)	(0.13)	$10.42	0.03%	0.85%	0.86%	94%	$91,390
2013	$10.50	0.08	0.06	0.14	(0.09)	(0.01)	(0.10)	$10.54	1.35%	0.85%	0.74%	77%	$114,370
2012	$10.51	0.13	0.11	0.24	(0.25)	—	(0.25)	$10.50	2.26%	0.86%	1.23%	100%	$130,824
2011	$10.46	0.16	0.07	0.23	(0.17)	(0.01)	(0.18)	$10.51	2.23%	0.86%	1.52%	72%	$115,063
2010	$10.26	0.21	0.27	0.48	(0.22)	(0.06)	(0.28)	$10.46	4.72%	0.86%	2.00%	111%	$99,307
C Class
2014(3)	$10.43	0.03	(0.09)	(0.06)	(0.04)	—	(0.04)	$10.33	(0.55)%	1.60%(4)	0.59%(4)	28%	$24,734
2014	$10.54	0.01	(0.08)	(0.07)	(0.03)	(0.01)	(0.04)	$10.43	(0.66)%	1.60%	0.11%	94%	$29,431
2013	$10.51	—(5)	0.05	0.05	(0.01)	(0.01)	(0.02)	$10.54	0.53%	1.60%	(0.01)%	77%	$32,682
2012	$10.51	0.05	0.12	0.17	(0.17)	—	(0.17)	$10.51	1.59%	1.61%	0.48%	100%	$38,754
2011	$10.46	0.08	0.07	0.15	(0.09)	(0.01)	(0.10)	$10.51	1.47%	1.61%	0.77%	72%	$42,875
2010	$10.26	0.13	0.27	0.40	(0.14)	(0.06)	(0.20)	$10.46	3.94%	1.61%	1.25%	111%	$28,464

33

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2014(3)	$10.43	0.06	(0.08)	(0.02)	(0.07)	—	(0.07)	$10.34	(0.20)%	1.10%(4)	1.09%(4)	28%	$1,423
2014	$10.55	0.06	(0.08)	(0.02)	(0.09)	(0.01)	(0.10)	$10.43	(0.22)%	1.10%	0.61%	94%	$1,613
2013	$10.51	0.05	0.06	0.11	(0.06)	(0.01)	(0.07)	$10.55	1.10%	1.10%	0.49%	77%	$1,843
2012	$10.52	0.10	0.11	0.21	(0.22)	—	(0.22)	$10.51	2.01%	1.11%	0.98%	100%	$1,655
2011	$10.46	0.13	0.09	0.22	(0.15)	(0.01)	(0.16)	$10.52	2.07%	1.11%	1.27%	72%	$2,133
2010	$10.26	0.18	0.27	0.45	(0.19)	(0.06)	(0.25)	$10.46	4.46%	1.11%	1.75%	111%	$432

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2014 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

34

Approval of Management Agreement

At a meeting held on June 13, 2014, the Fund’s Board of Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

35

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, and five-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

36

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was at the median of the total expense ratios of the Fund’s peer universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

37

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

38

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

39

Notes

40

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-83909 1411

SEMIANNUAL REPORT	SEPTEMBER 30, 2014

Strategic Income Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the short reporting period from the fund’s July 28, 2014 inception date to September 30, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Mostly Risk-Off Results for Reporting Period

This slightly-over-two-month reporting period was saddled with growing geopolitical risks on the global front, and the anticipated conclusion of the U.S. Federal Reserve’s (the Fed’s) stimulative monthly bond-buying program on the domestic front. As a result, investors generally positioned their portfolios more defensively. This environment favored the U.S. dollar and U.S. government bonds over asset classes and bond sectors that typically feature more credit risk, such as stocks and high-yield corporate bonds. For this period, the 30-year U.S. Treasury bond, the S&P 500 Index, and Barclays U.S. Corporate High-Yield Bond Index returned 1.61%, 0.07%, and -1.42%, respectively. In September, U.S. high-yield corporate bonds suffered their worst month relative to U.S. Treasuries in over two years. This had a substantial negative impact on returns for this short period for portfolios that held U.S. high-yield corporate bonds.

We’re not out of the risk-off woods yet. Global economic and geopolitical uncertainties could continue to support the relative appeal of the U.S. dollar and U.S government bonds in coming months. And the anticipated end of the Fed’s monthly bond-buying program and the still-looming possibility of higher interest rates in 2015 point to potential market volatility ahead. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of September 30, 2014
	Ticker Symbol	Since Inception(1)	Inception Date
Investor Class	ASIEX	-0.56%	7/28/14
Barclays U.S. Aggregate Bond Index	—	0.14%	—
Institutional Class	ASIJX	-0.53%	7/28/14
A Class	ASIQX		7/28/14
No sales charge*		-0.61%
With sales charge*		-5.07%
C Class	ASIHX		7/28/14
No sales charge*		-0.74%
With sales charge*		-1.73%
R Class	ASIWX	-0.65%	7/28/14
R6 Class	ASIPX	-0.52%	7/28/14
* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class	R6 Class
0.81%	0.61%	1.06%	1.81%	1.31%	0.56%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

SEPTEMBER 30, 2014
Portfolio at a Glance
Average Duration (effective)	4.2 years
Weighted Average Life	6.3 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	58.6%
Mutual Funds	13.6%
Collateralized Mortgage Obligations	10.7%
Commercial Mortgage-Backed Securities	7.7%
Asset-Backed Securities	4.3%
Preferred Stocks	1.3%
Municipal Securities	0.8%
Temporary Cash Investments	0.2%
Other Assets and Liabilities	2.8%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2014 to September 30, 2014 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 4/1/14	Ending Account Value 9/30/14	Expenses Paid During Period(1)4/1/14 - 9/30/14	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$994.40(2)	$1.15(3)	0.65%
Investor Class (before waiver)	$1,000	$994.40(2)(4)	$1.33(3)	0.75%
Institutional Class (after waiver)	$1,000	$994.70(2)	$0.80(3)	0.45%
Institutional Class (before waiver)	$1,000	$994.70(2)(4)	$0.98(3)	0.55%
A Class (after waiver)	$1,000	$993.90(2)	$1.60(3)	0.90%
A Class (before waiver)	$1,000	$993.90(2)(4)	$1.78(3)	1.00%
C Class (after waiver)	$1,000	$992.60(2)	$2.93(3)	1.65%
C Class (before waiver)	$1,000	$992.60(2)(4)	$3.10(3)	1.75%
R Class (after waiver)	$1,000	$993.50(2)	$2.04(3)	1.15%
R Class (before waiver)	$1,000	$993.50(2)(4)	$2.22(3)	1.25%
R6 Class (after waiver)	$1,000	$994.80(2)	$0.71(3)	0.40%
R6 Class (before waiver)	$1,000	$994.80(2)(4)	$0.89(3)	0.50%
Hypothetical
Investor Class (after waiver)	$1,000	$1,021.81(5)	$3.29(5)	0.65%
Investor Class (before waiver)	$1,000	$1,021.31(5)	$3.80(5)	0.75%
Institutional Class (after waiver)	$1,000	$1,022.81(5)	$2.28(5)	0.45%
Institutional Class (before waiver)	$1,000	$1,022.31(5)	$2.79(5)	0.55%
A Class (after waiver)	$1,000	$1,020.56(5)	$4.56(5)	0.90%
A Class (before waiver)	$1,000	$1,020.06(5)	$5.06(5)	1.00%
C Class (after waiver)	$1,000	$1,016.80(5)	$8.34(5)	1.65%
C Class (before waiver)	$1,000	$1,016.30(5)	$8.85(5)	1.75%
R Class (after waiver)	$1,000	$1,019.30(5)	$5.82(5)	1.15%
R Class (before waiver)	$1,000	$1,018.80(5)	$6.33(5)	1.25%
R6 Class (after waiver)	$1,000	$1,023.06(5)	$2.03(5)	0.40%
R6 Class (before waiver)	$1,000	$1,022.56(5)	$2.54(5)	0.50%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value based on actual return from July 28, 2014 (fund inception) through September 30, 2014.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 65, the number of days in the period from July 28, 2014 (fund inception) through September 30, 2014, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

(5)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

6

Schedule of Investments

SEPTEMBER 30, 2014 (UNAUDITED)

		Principal Amount/Shares	Value
CORPORATE BONDS — 58.6%
Airlines — 0.5%
United Continental Holdings, Inc., 6.375%, 6/1/18		$25,000	$26,250
Auto Components — 0.4%
Schaeffler Finance BV, 4.75%, 5/15/21(1)		25,000	25,063
Automobiles — 1.7%
General Motors Financial Co., Inc., 3.25%, 5/15/18		50,000	50,625
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(1)		25,000	25,142
Jaguar Land Rover Automotive plc, 5.625%, 2/1/23(1)		25,000	25,969
			101,736
Banks — 7.3%
Akbank TAS, 3.875%, 10/24/17		15,000	15,140
Banco Bradesco SA, 4.50%, 1/12/17		15,000	15,769
Banco do Brasil SA, 3.875%, 1/23/17		15,000	15,487
Barclays Bank plc, MTN, 6.00%, 1/14/21	EUR	50,000	76,123
BBVA Banco Continental SA, 3.25%, 4/8/18(1)		$15,000	15,277
CGG SA, 6.50%, 6/1/21		25,000	22,125
Commerzbank AG, MTN, 6.375%, 3/22/19	EUR	20,000	28,626
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 3.75%, 11/9/20	EUR	50,000	70,071
Corpbanca SA, 3.125%, 1/15/18		$15,000	15,068
Grupo Aval Ltd., 5.25%, 2/1/17		15,000	15,900
HSBC Holdings plc, MTN, 6.00%, 6/10/19	EUR	50,000	76,446
ICICI Bank Ltd. (Dubai), 4.70%, 2/21/18		$15,000	15,876
Post Holdings, Inc., 6.75%, 12/1/21(1)		50,000	47,500
			429,408
Capital Markets — 0.3%
DBS Bank Ltd., VRN, 3.625%, 9/21/17		15,000	15,506
Commercial Services and Supplies — 1.7%
Envision Healthcare Corp., 5.125%, 7/1/22(1)		50,000	49,375
Pitney Bowes, Inc., 4.625%, 3/15/24		50,000	50,791
			100,166
Consumer Finance — 0.9%
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20		50,000	51,235
Diversified Financial Services — 4.2%
Ally Financial, Inc., 8.00%, 3/15/20		25,000	29,188
Bank of America Corp., VRN, 5.20%, 6/1/23		35,000	33,075
Citigroup, Inc., 4.00%, 8/5/24		50,000	49,063
Citigroup, Inc., VRN, 5.90%, 2/15/23		35,000	34,212
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.875%, 3/15/19		50,000	49,625
Morgan Stanley, 5.00%, 11/24/25		50,000	52,374
			247,537

7

	Principal Amount/Shares	Value
Diversified Telecommunication Services — 1.9%
CenturyLink, Inc., 5.625%, 4/1/20	$25,000	$25,881
CenturyLink, Inc., Series Q, 6.15%, 9/15/19	25,000	26,875
Telecom Italia Capital SA, 7.00%, 6/4/18	25,000	28,250
Telecom Italia Capital SA, 7.18%, 6/18/19	25,000	28,344
		109,350
Energy Equipment and Services — 2.6%
Basic Energy Services, Inc., 7.75%, 10/15/22	50,000	52,250
FTS International, Inc., 6.25%, 5/1/22(1)	25,000	24,687
Hercules Offshore, Inc., 7.50%, 10/1/21(1)	25,000	20,250
Transocean, Inc., 6.50%, 11/15/20	50,000	53,209
		150,396
Gas Utilities — 2.5%
Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp., 5.875%, 8/1/23	50,000	49,125
Rockies Express Pipeline LLC, 6.85%, 7/15/18(1)	25,000	26,875
Rockies Express Pipeline LLC, 6.00%, 1/15/19(1)	25,000	26,250
Williams Cos., Inc. (The), 3.70%, 1/15/23	50,000	47,326
		149,576
Health Care Equipment and Supplies — 1.7%
Hologic, Inc., 6.25%, 8/1/20	50,000	51,625
Mallinckrodt International Finance SA, 3.50%, 4/15/18	50,000	48,625
		100,250
Health Care Providers and Services — 5.3%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	25,000	24,500
CHS/Community Health Systems, Inc., 5.125%, 8/1/21(1)	50,000	50,125
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	25,000	26,000
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	25,000	26,442
Fresenius Medical Care US Finance, Inc., 5.75%, 2/15/21(1)	25,000	26,500
HCA, Inc., 8.00%, 10/1/18	25,000	28,500
HCA, Inc., 6.50%, 2/15/20	25,000	27,344
LifePoint Hospitals, Inc., 5.50%, 12/1/21	50,000	50,875
Tenet Healthcare Corp., 4.75%, 6/1/20	25,000	24,938
Tenet Healthcare Corp., 6.00%, 10/1/20	25,000	26,500
		311,724
Hotels, Restaurants and Leisure — 0.4%
Wynn Macau Ltd., 5.25%, 10/15/21(1)	25,000	24,250
Household Durables — 4.8%
D.R. Horton, Inc., 3.625%, 2/15/18	25,000	24,844
D.R. Horton, Inc., 3.75%, 3/1/19	25,000	24,500
KB Home, 7.25%, 6/15/18	50,000	53,750
Lennar Corp., 4.75%, 12/15/17	25,000	25,844
Lennar Corp., 4.125%, 12/1/18	25,000	24,875
Meritage Homes Corp., 7.15%, 4/15/20	50,000	54,750
Toll Brothers Finance Corp., 4.00%, 12/31/18	25,000	25,031

8

	Principal Amount/Shares	Value
Toll Brothers Finance Corp., 5.625%, 1/15/24	$25,000	$25,812
Weyerhaeuser Real Estate Co., 4.375%, 6/15/19(1)	25,000	24,531
		283,937
Household Products — 0.9%
Spectrum Brands, Inc., 6.625%, 11/15/22	50,000	52,750
Industrial Conglomerates — 0.9%
Bombardier, Inc., 7.50%, 3/15/18(1)	25,000	27,438
Bombardier, Inc., 5.75%, 3/15/22(1)	25,000	25,000
		52,438
Insurance — 3.6%
Genworth Holdings, Inc., 7.20%, 2/15/21	30,000	35,385
International Lease Finance Corp., 4.625%, 4/15/21	50,000	49,719
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(1)	25,000	26,625
Voya Financial, Inc., VRN, 5.65%, 5/15/23	50,000	50,500
XL Group plc, VRN, 6.50%, 4/15/17	50,000	48,125
		210,354
Machinery — 0.8%
CNH Industrial Capital LLC, 3.625%, 4/15/18	50,000	49,125
Media — 1.8%
CSC Holdings LLC, 7.875%, 2/15/18	50,000	55,937
Gannett Co., Inc., 5.125%, 7/15/20	50,000	50,375
		106,312
Metals and Mining — 3.0%
First Quantum Minerals Ltd., 6.75%, 2/15/20(1)	50,000	51,125
First Quantum Minerals Ltd., 7.00%, 2/15/21(1)	25,000	25,469
Newmont Mining Corp., 3.50%, 3/15/22	50,000	46,416
United States Steel Corp., 6.05%, 6/1/17	25,000	26,687
United States Steel Corp., 7.00%, 2/1/18	25,000	27,375
		177,072
Multi-Utilities — 2.0%
Dominion Resources, Inc., VRN, 7.50%, 6/30/16	30,000	32,014
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	30,000	32,857
NRG Energy, Inc., 7.625%, 1/15/18	50,000	55,125
		119,996
Oil, Gas and Consumable Fuels — 3.3%
MEG Energy Corp., 6.375%, 1/30/23(1)	25,000	25,438
MEG Energy Corp., 7.00%, 3/31/24(1)	25,000	25,938
Peabody Energy Corp., 6.50%, 9/15/20	50,000	47,000
Petrobras Global Finance BV, 3.25%, 3/17/17	15,000	15,217
Petrobras International Finance Co., 5.375%, 1/27/21	30,000	30,447
SandRidge Energy, Inc., 7.50%, 2/15/23	50,000	48,812
		192,852
Paper and Forest Products — 0.5%
Domtar Corp., 4.40%, 4/1/22	30,000	30,600

9

	Principal Amount/Shares	Value
Pharmaceuticals — 1.7%
Endo Finance LLC, 5.75%, 1/15/22(1)	$50,000	$49,500
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	25,000	26,437
Valeant Pharmaceuticals International, Inc., 5.625%, 12/1/21(1)	25,000	24,969
		100,906
Semiconductors and Semiconductor Equipment — 1.7%
Freescale Semiconductor, Inc., 5.00%, 5/15/21(1)	25,000	24,688
Freescale Semiconductor, Inc., 6.00%, 1/15/22(1)	25,000	25,437
NXP BV / NXP Funding LLC, 5.75%, 2/15/21(1)	25,000	25,500
NXP BV / NXP Funding LLC, 5.75%, 3/15/23(1)	25,000	25,375
		101,000
Specialty Retail — 1.7%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.50%, 4/1/23	50,000	49,875
Sally Holdings LLC/Sally Capital, Inc., 5.75%, 6/1/22	50,000	51,250
		101,125
Technology Hardware, Storage and Peripherals — 0.5%
Seagate HDD Cayman, 4.75%, 6/1/23	30,000	30,375
TOTAL CORPORATE BONDS (Cost $3,536,110)		3,451,289
MUTUAL FUNDS — 13.6%
Emerging Markets Debt Fund R6 Class(2) (Cost $803,980)	80,399	797,554
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 10.7%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.37%, 10/1/14	$20,444	20,627
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.54%, 10/1/14	51,501	45,062
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class AS SEQ, 3.21%, 2/15/46	50,000	49,209
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.35%, 10/1/14	79,643	81,823
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	37,893	38,484
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 2.61%, 10/1/14	56,671	55,630
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 4A1, VRN, 2.61%, 10/1/14	86,845	80,030
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 2.61%, 10/1/14	59,175	58,089
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.62%, 10/1/14	16,887	15,727
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 2.49%, 10/1/14	39,890	37,635
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.45%, 10/1/14	81,746	81,381
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 2.62%, 10/1/14	52,571	50,764
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	17,931	18,038
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $622,939)		632,499
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 7.7%
BAMLL Commercial Mortgage Securities Trust, Series 2014-ICTS, Class D, VRN, 2.05%, 10/15/14(1)	50,000	50,061
COMM Mortgage Trust, Series 2014-CR15, Class B, VRN, 4.87%, 10/1/14	65,000	70,065

10

	Principal Amount/Shares	Value
COMM Mortgage Trust, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	$25,000	$25,867
COMM Mortgage Trust, Series 2014-UBS5, Class B, VRN, 4.51%, 10/1/14	25,000	26,123
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 10/10/14	25,000	26,073
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AJ SEQ, 4.78%, 7/10/39	20,000	20,280
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class B, 4.05%, 4/10/34(1)	50,000	52,399
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 10/1/14	60,000	61,448
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, VRN, 5.18%, 10/1/14	37,000	39,108
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class C, VRN, 4.54%, 10/1/14	40,000	41,402
Morgan Stanley Capital I, Series 2014-CPT, Class C, VRN, 3.56%, 10/1/14(1)	40,000	40,464
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $454,208)		453,290
ASSET-BACKED SECURITIES(3) — 4.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class B, 3.66%, 2/20/20(1)	50,000	50,891
Hertz Fleet Lease Funding LP, Series 2014-1, Class D, VRN, 1.65%, 10/10/14(1)	50,000	50,031
Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.07%, 11/25/26(1)	37,315	36,873
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/20/31(1)(4)	50,000	49,993
TAL Advantage V LLC, Series 2014-2A, Class B, 3.97%, 5/20/39(1)	67,667	67,258
TOTAL ASSET-BACKED SECURITIES (Cost $256,821)		255,046
PREFERRED STOCKS — 1.3%
Real Estate Investment Trusts (REITs) — 1.3%
DDR Corp., 6.25%	1,400	34,314
Kimco Realty Corp., 5.625%	1,800	42,318
TOTAL PREFERRED STOCKS (Cost $77,372)		76,632
MUNICIPAL SECURITIES — 0.8%
Puerto Rico GO, Series 2014 A, (Public Improvement), 8.00%, 7/1/35 (Cost $49,653)	$55,000	48,492
TEMPORARY CASH INVESTMENTS — 0.2%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 3.125%, 11/30/15 - 5/15/19, valued at $947), in a joint trading account at 0.00%, dated 9/30/14, due 10/1/14 (Delivery value $928)		928
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.375%, 8/31/15, valued at $758), in a joint trading account at 0.01%, dated 9/30/14, due 10/1/14 (Delivery value $743)		743
SSgA U.S. Government Money Market Fund, Class N	7,638	7,638
TOTAL TEMPORARY CASH INVESTMENTS (Cost $9,309)		9,309
TOTAL INVESTMENT SECURITIES — 97.2% (Cost $5,810,392)		5,724,111
OTHER ASSETS AND LIABILITIES — 2.8%		164,916
TOTAL NET ASSETS — 100.0%		$5,889,027

11

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	26,992	USD	11,662	Barclays Bank plc	11/21/14	$(785)
BRL	13,747	USD	6,000	Barclays Bank plc	11/21/14	(460)
USD	16,631	BRL	40,496	Barclays Bank plc	11/21/14	311
USD	30,000	CAD	32,799	JPMorgan Chase Bank N.A.	11/21/14	749
USD	12,852	CAD	14,102	UBS AG	11/21/14	275
USD	49,199	EUR	38,000	JPMorgan Chase Bank N.A.	11/21/14	1,186
USD	295,292	EUR	224,046	Westpac Group	11/21/14	12,213
IDR	93,188,388	USD	7,870	Westpac Group	11/21/14	(344)
IDR	118,590,000	USD	10,000	Westpac Group	11/21/14	(423)
USD	16,643	IDR	205,971,438	Westpac Group	11/21/14	9
INR	483,590	USD	7,891	Westpac Group	11/21/14	(152)
INR	609,632	USD	10,000	Westpac Group	11/21/14	(244)
USD	32,370	JPY	3,367,650	Barclays Bank plc	11/21/14	1,654
USD	27,000	JPY	2,891,300	Deutsche Bank	11/21/14	629
USD	41,000	JPY	4,318,440	JPMorgan Chase Bank N.A.	11/21/14	1,612
KRW	9,249,929	USD	9,094	Westpac Group	11/21/14	(371)
KRW	10,272,300	USD	10,000	Westpac Group	11/21/14	(314)
USD	14,000	MXN	183,914	JPMorgan Chase Bank N.A.	11/21/14	354
MYR	79,680	USD	25,000	Westpac Group	11/21/14	(814)
MYR	63,731	USD	20,191	Westpac Group	11/21/14	(847)
USD	42,950	MYR	141,422	Westpac Group	11/21/14	24
PLN	24,798	USD	7,764	Barclays Bank plc	11/21/14	(293)
USD	7,830	PLN	25,404	JPMorgan Chase Bank N.A.	11/21/14	176
SGD	23,859	USD	19,000	Deutsche Bank	11/21/14	(298)
SGD	19,878	USD	15,899	UBS AG	11/21/14	(317)
USD	5,000	SGD	6,330	UBS AG	11/21/14	38
THB	706,464	USD	22,000	Westpac Group	11/21/14	(263)
THB	541,304	USD	16,916	Westpac Group	11/21/14	(260)
TRY	14,872	USD	6,734	Barclays Bank plc	11/21/14	(285)
USD	6,711	TRY	14,778	Deutsche Bank	11/21/14	303
ZAR	65,376	USD	6,000	Barclays Bank plc	11/21/14	(253)
ZAR	63,891	USD	5,888	Deutsche Bank	11/21/14	(272)
USD	11,519	ZAR	128,023	Barclays Bank plc	11/21/14	265
						$12,803

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
2	U.S. Treasury 10-Year Notes	December 2014	$249,281	$1,621

12

CREDIT DEFAULT SWAP AGREEMENTS

Counterparty/ Reference Entity	Notional Amount	Buy/Sell Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
Bank of America N.A./ Chubb Corp. (The)	$25,000	Buy	1.00%	9/20/19	$(904)	$(9)	$(913)
Bank of America N.A./ Travelers Cos., Inc. (The)	25,000	Buy	1.00%	9/20/19	(842)	7	(835)
Barclays Bank plc/ TRW Automotive Holdings Corp.	25,000	Buy	1.00%	9/20/19	459	(499)	(40)
Deutsche Bank AG/ ACE Ltd.	25,000	Buy	1.00%	9/20/19	(855)	(43)	(898)
Deutsche Bank AG/ Host Hotels & Resorts, Inc.	25,000	Buy	1.00%	9/20/19	(319)	76	(243)
Deutsche Bank AG/ International Business Machines Corp.	25,000	Buy	1.00%	9/20/19	(670)	(36)	(706)
Deutsche Bank AG/ Union Pacific Corp.	25,000	Buy	1.00%	9/20/19	(960)	(6)	(966)
Morgan Stanley & Co./ McDonald's Corp.	25,000	Buy	1.00%	9/20/19	(973)	53	(920)
Morgan Stanley & Co./ Mondelez International, Inc.	25,000	Buy	1.00%	9/20/19	(670)	1	(668)
Morgan Stanley & Co./ PepsiCo, Inc.	25,000	Buy	1.00%	9/20/19	(731)	(22)	(753)
Morgan Stanley & Co./ Tenet Healthcare Corp.	25,000	Buy	5.00%	9/20/19	(2,420)	158	(2,262)
Bank of America N.A./ Ryland Group, Inc. (The)	25,000	Sell*	5.00%	9/20/19	2,752	(252)	2,500
Barclays Bank plc/ AES Corp. (The)	25,000	Sell*	5.00%	9/20/17	2,781	(122)	2,659
Barclays Bank plc/ Boyd Gaming Corp.	25,000	Sell*	5.00%	9/20/16	1,940	(318)	1,622
Barclays Bank plc/ Calpine Corp.	25,000	Sell*	5.00%	9/20/17	2,273	71	2,344
Barclays Bank plc/ NRG Energy, Inc.	25,000	Sell*	5.00%	9/20/17	2,584	(115)	2,469
Barclays Bank plc/ Parker Drilling Co.	25,000	Sell*	5.00%	9/20/17	2,428	(599)	1,829
Deutsche Bank AG/ J.C. Penney Co., Inc.	25,000	Sell*	5.00%	9/20/15	212	530	742
Deutsche Bank AG/ Realogy Holdings Corp.	25,000	Sell*	5.00%	9/20/16	1,827	(164)	1,663

13

Counterparty/ Reference Entity	Notional Amount	Buy/Sell Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
Morgan Stanley & Co./ Frontier Communications Corp.	$25,000	Sell*	5.00%	9/20/17	$2,655	$(69)	$2,585
Morgan Stanley & Co./ HCA, Inc.	25,000	Sell*	5.00%	9/20/17	2,901	(44)	2,857
Morgan Stanley & Co./ Hertz Corp. (The)	25,000	Sell*	5.00%	9/20/17	2,877	(190)	2,687
Morgan Stanley & Co./ International Lease Finance Corp.	25,000	Sell*	5.00%	9/20/17	2,694	(214)	2,480
Morgan Stanley & Co./ Rite Aid Corp.	25,000	Sell*	5.00%	9/20/16	2,089	(189)	1,900
Morgan Stanley & Co./ Windstream Holdings, Inc.	25,000	Sell*	5.00%	9/20/17	2,726	(137)	2,589
					$23,854	$(2,132)	$21,722

*
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
BRL	-	Brazilian Real	MYR	-	Malaysian Ringgit
CAD	-	Canadian Dollar	PLN	-	Polish Zloty
EUR	-	Euro	SEQ	-	Sequential Payer
GO	-	General Obligation	SGD	-	Singapore Dollar
IDR	-	Indonesian Rupiah	THB	-	Thai Baht
INR	-	Indian Rupee	TRY	-	Turkish Lira
JPY	-	Japanese Yen	USD	-	United States Dollar
KRW	-	South Korea Won	VRN	-	Variable Rate Note. Interest reset date
MTN	-	Medium Term Note			is indicated. Rate shown is effective at
MXN	-	Mexican Peso			the period end.
			ZAR	-	South African Rand

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $1,245,145, which represented 21.1% of total net assets.

(2)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
See Notes to Financial Statements.

14

Statement of Assets and Liabilities

SEPTEMBER 30, 2014 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $5,006,412)	$4,926,557
Investment securities - affiliated, at value (cost of $803,980)	797,554
Total investment securities, at value (cost of $5,810,392)	5,724,111
Deposits with brokers for futures contracts and swap agreements	7,213
Receivable for investments sold	21,321
Receivable for capital shares sold	131,073
Receivable for variation margin on futures contracts	250
Unrealized appreciation on forward foreign currency exchange contracts	19,798
Swap agreements, at value (including net premiums paid (received) of $32,739)	30,926
Interest and dividends receivable	60,486
5,995,178

Liabilities
Disbursements in excess of demand deposit cash	8,623
Payable for investments purchased	77,151
Unrealized depreciation on forward foreign currency exchange contracts	6,995
Swap agreements, at value (including net premiums paid (received) of $(8,885))	9,204
Accrued management fees	2,785
Distribution and service fees payable	1,213
Dividends payable	180
106,151

Net Assets	$5,889,027

Net Assets Consist of:
Capital paid in	$5,961,211
Undistributed net investment income	843
Undistributed net realized gain	1,333
Net unrealized depreciation	(74,360)
$5,889,027

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$1,806,545	182,948	$9.87
Institutional Class	$893,623	90,517	$9.87
A Class	$907,821	91,956	$9.87*
C Class	$891,748	90,328	$9.87
R Class	$694,189	70,316	$9.87
R6 Class	$695,101	70,409	$9.87
*Maximum offering price $10.34 (net asset value divided by 0.955).

See Notes to Financial Statements.

15

Statement of Operations

FOR THE PERIOD ENDED SEPTEMBER 30, 2014 (UNAUDITED)(1)
Investment Income (Loss)
Income:
Interest	$33,140
Dividends (including $3,981 from affiliates)	5,161
38,301
Expenses:
Management fees	6,770
Distribution and service fees:
A Class	396
C Class	1,575
R Class	613
Trustees' fees and expenses	55
9,409
Fees waived	(954)
8,455

Net investment income (loss)	29,846

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(1,464)
Futures contract transactions	(2,915)
Swap agreement transactions	501
Foreign currency transactions	5,211
1,333

Change in net unrealized appreciation (depreciation) on:
Investments	(86,281)
Futures contracts	1,621
Swap agreements	(2,132)
Translation of assets and liabilities in foreign currencies	12,432
(74,360)

Net realized and unrealized gain (loss)	(73,027)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(43,181)

(1)	July 28, 2014 (fund inception) through September 30, 2014.

See Notes to Financial Statements.

16

Statement of Changes in Net Assets

PERIOD ENDED SEPTEMBER 30, 2014 (UNAUDITED)(1)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,846
Net realized gain (loss)	1,333
Change in net unrealized appreciation (depreciation)	(74,360)
Net increase (decrease) in net assets resulting from operations	(43,181)

Distributions to Shareholders
From net investment income:
Investor Class	(8,901)
Institutional Class	(5,154)
A Class	(4,467)
C Class	(3,261)
R Class	(3,150)
R6 Class	(4,070)
Decrease in net assets from distributions	(29,003)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	5,961,211

Net increase (decrease) in net assets	5,889,027

Net Assets
End of period	$5,889,027

Undistributed net investment income	$843

(1)	July 28, 2014 (fund inception) through September 30, 2014.

See Notes to Financial Statements.

17

Notes to Financial Statements

SEPTEMBER 30, 2014 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Strategic Income Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek income. As a secondary objective, the fund seeks long-term capital appreciation.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees. All classes of the fund commenced sale on July 28, 2014, the fund's inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

18

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income and short-term capital gain distributions are recorded on the ex-dividend date as dividend income. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

19

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 84% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The annual management fee is 0.74% for the Investor Class, A Class, C Class and R Class, 0.54% for the Institutional Class and 0.49% for the R6 Class. However, the investment advisor will waive the portion of the fund’s management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund’s daily allocations to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Trustees. The total amount of the waiver for each class for the period July 28, 2014 (fund inception) through September 30, 2014 was $270, $150, $150, $150, $117 and $117 for the Investor Class, Institutional Class, A Class, C Class, R Class and R6 Class, respectively. The effective annual management fee after waiver for each class for the period July 28, 2014 (fund inception) through September 30, 2014 was 0.64% for the Investor Class, A Class, C Class and R Class, 0.44% for the Institutional Class and 0.39% for the R6 Class.

20

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period July 28, 2014 (fund inception) through September 30, 2014 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the trustees during the period July 28, 2014 (fund inception) through September 30, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund's assets but are reflected in the return realized by the fund on its investment in the acquired funds.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period July 28, 2014 (fund inception) through September 30, 2014 were $6,064,078 and $256,277, respectively.

21

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Period ended September 30, 2014(1)
	Shares	Amount
Investor Class
Sold	197,300	$1,968,952
Issued in reinvestment of distributions	844	8,409
Redeemed	(15,196)	(151,252)
	182,948	1,826,109
Institutional Class
Sold	90,000	900,000
Issued in reinvestment of distributions	517	5,154
	90,517	905,154
A Class
Sold	91,508	915,000
Issued in reinvestment of distributions	448	4,467
	91,956	919,467
C Class
Sold	90,000	900,000
Issued in reinvestment of distributions	328	3,261
	90,328	903,261
R Class
Sold	70,000	700,000
Issued in reinvestment of distributions	316	3,150
	70,316	703,150
R6 Class
Sold	70,000	700,000
Issued in reinvestment of distributions	409	4,070
	70,409	704,070
Net increase (decrease)	596,474	$5,961,211

(1)	July 28, 2014 (fund inception) through September 30, 2014.

6. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period July 28, 2014 (fund inception) through September 30, 2014 follows:

Affiliated Fund	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income(1)	Ending Value
Emerging Markets Debt Fund R6 Class	—	$803,980	—	—	$3,981	$797,554

(1)	Dividend income includes distributions from net investment income and from capital gains, if any.

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7. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$3,451,289	—
Mutual Funds	$797,554	—	—
Collateralized Mortgage Obligations	—	632,499	—
Commercial Mortgage-Backed Securities	—	453,290	—
Asset-Backed Securities	—	255,046	—
Preferred Stocks	—	76,632	—
Municipal Securities	—	48,492	—
Temporary Cash Investments	7,638	1,671	—
	$805,192	$4,918,919	—
Other Financial Instruments
Futures Contracts	$1,621	—	—
Swap Agreements	—	$896	—
Forward Foreign Currency Exchange Contracts	—	19,798	—
	$1,621	$20,694	—

Liabilities
Other Financial Instruments
Swap Agreements	—	$(3,028)	—
Forward Foreign Currency Exchange Contracts	—	(6,995)	—
	—	$(10,023)	—

23

8. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund’s average notional amount held during the period was $816,667.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund’s average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was 886,738 contracts.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund’s average exposure to interest rate risk derivative instruments held during the period was 2 contracts.

24

Value of Derivative Instruments as of September 30, 2014

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Swap agreements	$30,926	Swap agreements	$9,204
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	19,798	Unrealized depreciation on forward foreign currency exchange contracts	6,995
Interest Rate Risk	Receivable for variation margin on futures contracts*	250	Payable for variation margin on futures contracts*	—
		$50,974		$16,199

* Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Period Ended September 30, 2014

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$501	Change in net unrealized appreciation (depreciation) on swap agreements	$(2,132)
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	5,170	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	12,803
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(2,915)	Change in net unrealized appreciation (depreciation) on futures contracts	1,621
		$2,756		$12,292
9. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

10. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,810,392
Gross tax appreciation of investments	$12,543
Gross tax depreciation of investments	(98,824)
Net tax appreciation (depreciation) of investments	$(86,281)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

25

Financial Highlights

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(4)	$10.00	0.06	(0.14)	(0.08)	(0.05)	$9.87	(0.56)%	0.65%(5)	0.75%(5)	3.18%(5)	3.08%(5)	6%	$1,807
Institutional Class
2014(4)	$10.00	0.06	(0.13)	(0.07)	(0.06)	$9.87	(0.53)%	0.45%(5)	0.55%(5)	3.38%(5)	3.28%(5)	6%	$894
A Class
2014(4)	$10.00	0.05	(0.13)	(0.08)	(0.05)	$9.87	(0.61)%	0.90%(5)	1.00%(5)	2.93%(5)	2.83%(5)	6%	$908
C Class
2014(4)	$10.00	0.04	(0.13)	(0.09)	(0.04)	$9.87	(0.74)%	1.65%(5)	1.75%(5)	2.18%(5)	2.08%(5)	6%	$892
R Class
2014(4)	$10.00	0.05	(0.14)	(0.09)	(0.04)	$9.87	(0.65)%	1.15%(5)	1.25%(5)	2.68%(5)	2.58%(5)	6%	$694
R6 Class
2014(4)	$10.00	0.06	(0.13)	(0.07)	(0.06)	$9.87	(0.52)%	0.40%(5)	0.50%(5)	3.43%(5)	3.33%(5)	6%	$695

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the acquired funds.

(4)	July 28, 2014 (fund inception) through September 30, 2014 (unaudited).

(5)	Annualized.
See Notes to Financial Statements.

26

Approval of Management Agreement

The Fund’s Board of Trustees unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent directors/trustees and to be evaluated on an annual basis thereafter.

In advance of the Board’s consideration, the Advisor provided information concerning the fund. The materials circulated and the discussions held detailed the investment objective and strategy proposed to be utilized by the Advisor, the Fund’s characteristics and key attributes, the rationale for launching the Fund, the experience of the staff designated to manage the Fund, the proposed pricing, and the markets in which the Fund would be sold. The information considered and the discussions held included, but were not limited to:

•	the nature, extent, and quality of investment management, shareholder services, and other services to be provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor would provide to the Fund and its shareholders on a routine and non-routine basis;

•	the Fund’s proposed investment objective and strategy, including a discussion of the Fund’s anticipated investment performance and proposed benchmark;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

American Century Investments’ funds utilize a unified management fee structure. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Advisor and Board believe the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and because the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was at the median of the total expense ratios of the Fund’s peer universe.

When considering the approval of the management agreement for the Fund, the independent Trustees considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the effect of the unified management fee structure and the fact that the Advisor will assume a substantial part of the start-up costs of the Fund and the risk that the Fund will grow to a level that will become profitable to the Advisor. The Board considered the position that the Fund would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Trustees’ familiarity with the Advisor. The Board oversees and evaluates on a continuous basis the nature and quality of all services the Advisor performs for other funds within the American Century Investments’ complex. As such, the Trustees have confidence in the Advisor’s integrity and competence in providing services to the Fund.

27

The Trustees considered all of the information provided by the Advisor and the independent Trustees’ independent counsel in connection with the approval, and evaluated such information for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. The independent Trustees concluded that the overall arrangements between the Fund and the Advisor, as provided in the management agreement, were fair and reasonable in light of the services to be provided and should be approved.

28

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

29

Notes

30

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-83911 1411

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Investment Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	December 4, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	December 4, 2014

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	December 4, 2014